UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

600 Lexington Avenue, 20th Floor
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
600 Lexington Ave, 20th Floor
New York, NY 10022
 (Name and address of agent for service)

With a copy to:

Lisa Whittaker, Esq. Global X Management Company LLC 600 Lexington Ave, 20th Floor New York, NY 10022	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1.    Reports to Stockholders.
The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Fertilizers/Potash ETF (ticker: SOIL)

Annual Report

October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Silver Miners ETF	16
Global X Gold Explorers ETF	19
Global X Copper Miners ETF	23
Global X Uranium ETF	27
Global X Lithium & Battery Tech ETF	32
Global X Fertilizers/Potash ETF	38
Statements of Assets and Liabilities	43
Statements of Operations	45
Statements of Changes in Net Assets	47
Financial Highlights	51
Notes to Financial Statements	55
Report of Independent Registered Public Accounting Firm	73
Disclosure of Fund Expenses	75
Supplemental Information	77
Trustees and Officers of the Trust	78
Notice to Shareholders	81

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website https://www.sec.gov.

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the silver mining industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 33.08%, while the Underlying Index increased 33.84%. The Fund had a net asset value of $23.20 per share on October 31, 2018 and ended the reporting period with a net asset value of $30.39 on October 31, 2019.
During the reporting period, the highest returns came from SilverCrest Metals Inc. and Alexco Resource Corp., which returned 121.22% and 96.91%, respectively. The worst performers were Minera Frisco SAB de CV and Volcan Compania Minera S.A.A., which returned -55.14% and -37.18%, respectively.
Silver-mining firms derive revenue from the price of silver and the amount of silver they produce. Given the high fixed costs associated with mining the precious metal, the firms’ earnings are significantly leveraged to the spot price movements of silver. Silver prices gained nearly 20% during the reporting period, due to rising investor demand for the precious metal. As the metal is also used for industrial purposes, it benefited from low interest rates globally, easing trade tensions between the United States and China, and a recovery in economic growth.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	33.08%	33.77%	-7.70%	-7.70%	4.16%	4.28%	-2.88%	-2.88%
Solactive Global Silver Miners Total Return Index	33.84%	33.84%	-7.07%	-7.07%	4.73%	4.73%%	-2.27%	-2.27%
MSCI ACWI Index	12.59%	12.59%	11.33%	11.33%	7.08%	7.08%	8.06%	8.06%

1

Management DISCUSSION OF FUND PERFORMANCE (unaudited)
Global X Silver Miners ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated.  Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is a free float-adjusted, liquidity-tested and market capitalization-weighted index that is designed to measure broad-based equity market performance of global companies involved in gold exploration, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 37.40%, while the Underlying Index increased 38.11%. The Fund had a net asset value of $18.49 per share on October 31, 2018 and ended the reporting period with a net asset value of $25.39 on October 31, 2019.
During the reporting period, the highest returns came from  Ramelius Resources Ltd. and Eldorado Gold Corp., which returned 194.99% and 188.10%, respectively. The worst performers were Guyana Goldfields Inc and SolGold Plc, which returned -70.08% and -46.29%, respectively.
Gold explorers are firms with minimal amounts of gold production, that instead seek to profit on finding and securing mining rights to new gold deposits. Thus, the stock prices of these companies tend to be driven by both the price of gold and the firms’ ability to find such deposits. During the reporting period, gold prices reversed their downtrend and started an upward journey with an approximate gain of around 25% in United States dollar terms, trading near six-year highs. The precious-metal run that started in late 2018 continued as China, the world’s second-largest economy, added to its reserves, as it plans to diversify its United States dollar exposure, as do other central banks. Strong physical demand for gold over the year has been supported by uncertainty surrounding global policies, declining interest rates globally, and slower global economic growth.

3

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	37.40%	38.00%	0.75%	1.15%	15.67%	16.02%	-11.10%	-11.07%
Hybrid Solactive Global Gold Explorers Total Return Index/Solactive Global Gold Explorers & Developers Total Return Transition Index/Solactive Global Gold Explorers & Developers Total Return Index**	38.11%	38.11%	1.34%	1.34%	16.48%	16.48%	-10.44%	-10.44%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	5.00%	5.00%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 3, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017, and the Solactive Global Gold Explorers & Developers Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

4

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated.  Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the copper mining industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 6.51%, while the Underlying Index decreased 6.20%. The Fund had a net asset value of $19.38 per share on October 31, 2018 and ended the reporting period with a net asset value of $17.47 on October 31, 2019.
During the reporting period, the highest returns came from Ivanhoe Mines Ltd. and Ero Copper Corp., which returned 66.95% and 66.12%, respectively. The worst performers were Turquoise Hill Resources Ltd. and Metals X Ltd., which returned -75.58% and -63.36%, respectively.
Copper-mining firms derive revenue from both the price of copper and the amount of copper they produce. The firms incur substantial fixed costs to mine the metal; thus, their earnings are significantly leveraged to copper price movements. Many copper miners sell other metals and minerals that are byproducts of copper mining and are, therefore, exposed to the price movements of these materials as well. Demand for the metal is closely tied to economic activity, particularly real estate and infrastructure development, as copper is primarily used for industrial purposes, such as electrical wiring and pipes. Copper spot prices fell around 7% year-over-year during the reporting period. The metal saw weak demand due to a prolonged manufacturing slowdown in China (the world’s largest consumer of copper), the tariff war between the world’s two largest economies, a strengthening United States dollar, and the global economic slowdown. The production disruption was due to a labor strike at the world’s leading copper mine in Chile and the operational transition in Indonesia-supported copper prices.

6

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	-6.51%	-5.99%	1.70%	1.69%	-5.15%	-5.11%	-7.07%	-7.07%
Solactive Global Copper Miners Total Return Index	-6.20%	-6.20%	2.34%	2.34%	-4.53%	-4.53%	-6.69%	-6.69%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	5.13%	5.13%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.

7

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

8

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the uranium industry, as defined by Solactive AG, the provider of the Underlying Index, including companies that are engaged in uranium mining, exploration for uranium, technologies related to the uranium industry and the production of nuclear components.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 8.42%, while the Underlying Index decreased 7.70%. The Fund had a net asset value of $12.08 per share on October 31, 2018 and ended the reporting period with a net asset value of $10.92 on October 31, 2019.
During the reporting period, the highest returns came from Sibanye-Stillwater and Barrick Gold Corporation, which returned 179.05% and 40.12%, respectively. The worst performers were Power Metals Corp. and eCobalt Solutions Inc., which returned -64.57% and -57.09%, respectively.
While nuclear energy generation is still one of the safest and most efficient forms of baseload power generation – with an average capacity utilization factor of 80%, much higher than that of many other forms of electricity generation – the uranium market is suffering from weak global demand, which has resulted in a 15% slump in uranium prices since 2018. The global supply glut contributed to the downward spiral in prices. In what could be a relief for global producers, Asian markets are aiding global demand, and their nuclear power generation has risen by more than 10% in 2019 to reach 533 TWh, representing over a fifth of global nuclear power generation.  Additionally, the United States declared that it would not impose fresh quotas on foreign shipments of uranium, which came as a relief for the industry. Leading uranium producers are still cutting production to push uranium prices higher.

9

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	-8.42%	-8.57%	0.17%	-0.29%	-11.10%	-11.08%	-20.03%	-20.13%
Hybrid Solactive Global Uranium Total Return Index/ Solactive Global Uranium & Nuclear Components Transition TR Index/Solactive Global Uranium & Nuclear Components Total Return Index**	-7.70%	-7.70%	1.00%	1.00%	-9.80%	-9.80%	-19.48%	-19.48%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	4.67%	4.67%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 4, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018, and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

10

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

11

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Global X Lithium & Battery Tech ETF

The Global X Lithium & Battery Tech ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 14.61%, while the Underlying Index decreased 14.66%. The Fund had a net asset value of $30.32 per share on October 31, 2018 and ended the reporting period with a net asset value of $25.04 on October 31, 2019.
During the reporting period, the highest returns came from Varta AG and Synergy ScienTech Corp., which returned 258.18% and 164.93%, respectively. The worst performers were FDG Electric Vehicles Limited and Altura Mining Limited, which returned -86.37% and -72.30%, respectively.
The sell-off in global lithium mining firms during the reporting period was in part due to lower lithium prices, as well as current oversupply experienced in broader lithium materials, especially technical grade lithium. The Chinese government’s reduction in subsidies on electric vehicles (EVs) has impacted short term demand of EVs and had a trickledown effect on the upstream supply chain. Lithium is an important input for lithium-ion batteries, which are critical to personal electronics, renewable energy storage equipment, and electric vehicles. Given the rising popularity of each of these segments, many lithium producers are expecting lithium demand to rise significantly in the coming years.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium & Battery Tech ETF	-14.61%	-14.92%	4.37%	4.03%	2.88%	2.70%	-0.80%	-0.86%
Solactive Global Lithium Index	-14.66%	-14.66%	4.33%	4.33%	2.95%	2.95%	-0.27%	-0.27%
MSCI ACWI Index	12.59%	12.59%	11.33%	11.33%	7.08%	7.08%	9.21%	9.21%

12

Management Discussion of Fund Performance (unaudited)
Global X Lithium & Battery Tech ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on July 22, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

13

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the performance of the largest listed companies globally that are active in some aspect of the fertilizer/potash industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 9.87%, while the Underlying Index decreased 9.34%. The Fund had a net asset value of $9.81 per share on October 31, 2018 and ended the reporting period with a net asset value of $8.61 on October 31, 2019.
During the reporting period, the highest returns came from Gubre Fabrikalari T.A.S. and Scotts Miracle-Gro Company, which returned 84.95% and 54.35%, respectively. The worst performers were Sirius Minerals Plc and Omnia Holdings Limited, which returned -87.29% and -68.31%, respectively.
Potash spot prices rose by a significant 23% in 2019 over 2018, mainly supported by strong demand from Brazil and China. The overall global fertilizer market struggled with falling prices during 2019 due to low phosphate prices. Potash demand is expected to rise on expansions in corn acreage in the United States and increased soybean plantings in Brazil. North America and Europe are the two major producers of potash and fertilizers, while China, India, and Brazil are key importers. These dynamics make the industry sensitive to exchange-rate fluctuations, trade tensions, environmental policies, and emerging-market growth rates.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	-9.87%	-9.69%	2.41%	2.21%	-2.15%	-2.10%	-4.60%	-4.60%
Solactive Global Fertilizers/Potash Total Return Index	-9.34%	-9.34%	2.94%	2.94%	-1.73%	-1.73%	-4.26%	-4.26%
MSCI ACWI Index	12.59%	12.59%	11.33%	11.33%	7.08%	7.08%	7.77%	7.77%

14

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on May 25, 2011.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

15

Schedule of Investments		October 31, 2019
Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.3%
CANADA— 24.3%
Industrials — 0.8%
Alexco Resource * (A)	2,127,663	$4,063,836
Materials — 23.5%
Americas Gold & Silver * (A)	1,444,845	4,529,053
Bear Creek Mining *	241,428	455,542
Excellon Resources * (A)	1,580,873	1,238,863
First Majestic Silver * (A)	2,264,938	24,263,192
Fortuna Silver Mines *	2,985,961	9,541,626
MAG Silver *	1,421,911	14,063,867
Pan American Silver (A)	1,434,156	24,452,360
SSR Mining *	1,601,507	23,686,289
Silvercorp Metals	3,071,413	12,829,199
SilverCrest Metals *	1,460,132	8,387,413
		123,447,404
TOTAL CANADA		127,511,240
MEXICO— 4.4%
Materials — 4.4%
Industrias Penoles	1,937,276	23,325,725

The accompanying notes are an integral part of the financial statements.
16

Schedule of Investments		October 31, 2019
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
PERU— 5.7%
Materials — 5.7%
Cia de Minas Buenaventura ADR	1,618,102	$24,821,685
Volcan Cia Minera SAA *	46,425,110	5,371,156
TOTAL PERU		30,192,841
SOUTH KOREA— 8.8%
Materials — 8.8%
Korea Zinc	123,333	46,059,726
UNITED KINGDOM— 20.4%
Materials — 20.4%
Fresnillo	2,964,634	27,237,191
Hochschild Mining	4,717,771	12,221,762
Polymetal International	4,135,470	67,693,705
TOTAL UNITED KINGDOM		107,152,658
UNITED STATES— 35.7%
Materials — 35.7%
Coeur d’Alene Mines *	4,158,789	22,956,515
Endeavour Silver * (A)	2,569,397	6,372,105
Gold Resource	1,186,792	5,198,149
Great Panther Mining *	5,752,476	3,178,818
Hecla Mining	9,063,515	20,846,084
McEwen Mining * (A)	5,253,810	8,773,863
Wheaton Precious Metals	4,290,533	120,435,261
TOTAL UNITED STATES		187,760,795
TOTAL COMMON STOCK
(Cost $496,948,446)		522,002,985

SHORT-TERM INVESTMENT(B)(C) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $6,201,177)	6,201,177	6,201,177

The accompanying notes are an integral part of the financial statements.
17

Schedule of Investments		October 31, 2019
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 8.5%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $44,638,920 (collateralized by U.S. Treasury Obligations, ranging in par value $4,669,929 - $6,791,295, 3.000%, 09/30/2025, with a total market value of $45,417,699)

(Cost $44,636,837)	$44,636,837	$44,636,837
TOTAL INVESTMENTS — 109.0%
(Cost $547,786,460)		$572,840,999

Percentages are based on Net Assets of $525,590,633.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $49,840,088.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $50,838,014.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$522,002,985	$—	$—	$522,002,985
Short-Term Investment	6,201,177	—	—	6,201,177
Repurchase Agreement	—	44,636,837	—	44,636,837
Total Investments in Securities	$528,204,162	$44,636,837	$—	$572,840,999

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
18

Schedule of Investments		October 31, 2019
Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 22.0%
Materials — 22.0%
Aurelia Metals	930,062	$301,161
Dacian Gold * (A)	204,709	205,911
Gold Road Resources *	871,782	681,699
Perseus Mining *	1,157,155	681,627
Ramelius Resources	676,960	582,991
Regis Resources	499,727	1,687,011
Resolute Mining *	946,738	789,231
Saracen Mineral Holdings *	742,902	1,919,339
Silver Lake Resources * (A)	851,164	680,237
St. Barbara	747,693	1,437,197
Westgold Resources *	362,641	587,129
TOTAL AUSTRALIA		9,553,533
CANADA— 55.8%
Materials — 55.8%
Alacer Gold *	313,262	1,553,976
Alamos Gold, Cl A	322,372	1,758,593
Argonaut Gold *	180,124	294,645
B2Gold *	510,620	1,798,737
China Gold International Resources *	256,984	205,298
Continental Gold *	174,027	556,102
Dundee Precious Metals *	152,498	532,557

The accompanying notes are an integral part of the financial statements.
19

Schedule of Investments		October 31, 2019
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Eldorado Gold *	169,407	$1,429,394
Endeavour Mining *	81,697	1,482,462
Golden Star Resources * (A)	80,779	274,649
Guyana Goldfields *	185,811	74,927
K92 Mining * (A)	223,572	382,727
Kirkland Lake Gold	37,033	1,742,680
Lundin Gold *	91,618	550,677
New Gold *	678,092	706,803
Novo Resources * (A)	130,656	261,441
OceanaGold	663,974	1,596,346
Osisko Mining *	196,348	416,792
Premier Gold Mines *	192,296	330,649
Pretium Resources *	194,884	1,967,597
Roxgold *	382,330	282,162
Sabina Gold & Silver *	277,761	376,167
SEMAFO *	358,536	1,159,340
SSR Mining *	131,267	1,945,510
Teranga Gold *	87,027	352,915
Torex Gold Resources *	91,075	1,335,272
Wesdome Gold Mines *	144,884	887,371
TOTAL CANADA		24,255,789
HONG KONG— 0.3%
Materials — 0.3%
Hengxing Gold Holding (A)	259,400	141,983
INDONESIA— 1.3%
Materials — 1.3%
Aneka Tambang	9,014,700	571,567
TURKEY— 1.4%
Materials — 1.4%
Koza Altin Isletmeleri *	49,092	604,138

The accompanying notes are an integral part of the financial statements.
20

Schedule of Investments		October 31, 2019
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 9.2%
Materials — 9.2%
Centamin	1,170,457	$1,757,654
Highland Gold Mining	336,229	884,080
Hochschild Mining	269,133	697,211
Petropavlovsk *	2,874,473	374,187
SolGold *	991,246	268,719
TOTAL UNITED KINGDOM		3,981,851
UNITED STATES— 10.0%
Materials — 10.0%
Coeur d’Alene Mines *	237,172	1,309,189
McEwen Mining * (A)	299,788	500,646
Novagold Resources *	250,384	1,822,796
Seabridge Gold * (A)	53,690	690,990
TOTAL UNITED STATES		4,323,621
TOTAL COMMON STOCK
(Cost $38,550,273)		43,432,482

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $272,575)	272,575	272,575

The accompanying notes are an integral part of the financial statements.
21

Schedule of Investments		October 31, 2019
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.5%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $1,962,117 (collateralized by U.S. Treasury Obligations, ranging in par value $205,268 - $298,513, 3.000%, 09/30/2025, with a total market value of $1,996,346)

(Cost $1,962,025)	$1,962,025	$1,962,025
TOTAL INVESTMENTS — 105.1%
(Cost $40,784,873)		$45,667,082

Percentages are based on Net Assets of $43,469,630.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $1,726,868.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $2,234,600.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$43,432,482	$—	$—	$43,432,482
Short-Term Investment	272,575	—	—	272,575
Repurchase Agreement	—	1,962,025	—	1,962,025
Total Investments in Securities	$43,705,057	$1,962,025	$—	$45,667,082

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
22

Schedule of Investments		October 31, 2019
Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 10.7%
Materials — 10.7%
MMG * (A)	4,520,600	$945,913
OZ Minerals	346,352	2,421,992
SolGold *	1,893,608	513,342
Sandfire Resources	313,924	1,256,578
TOTAL AUSTRALIA		5,137,825
CANADA— 27.9%
Materials — 27.9%
Altius Minerals	82,251	658,959
ERO Copper *	127,929	1,602,093
First Quantum Minerals	263,307	2,229,701
HudBay Minerals, Cl B	534,448	1,943,669
Ivanhoe Mines, Cl A *	891,057	2,216,880
Lundin Mining	429,775	2,174,462
Northern Dynasty Minerals *	722,287	411,920
Teck Resources, Cl B	135,932	2,153,235
TOTAL CANADA		13,390,919
HONG KONG— 12.5%
Materials — 12.5%
Jiangxi Copper, Cl H	1,964,529	2,303,485
Jinchuan Group International Resources	18,138,400	1,457,978
Zijin Mining Group, Cl H	6,534,760	2,259,489

The accompanying notes are an integral part of the financial statements.
23

Schedule of Investments		October 31, 2019
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$6,020,952
JAPAN— 1.0%
Materials — 1.0%
Nittetsu Mining	11,270	474,340
MEXICO— 5.0%
Materials — 5.0%
Grupo Mexico, Cl B	901,975	2,383,845
POLAND— 5.0%
Materials — 5.0%
KGHM Polska Miedz *	109,718	2,405,456
SWEDEN— 4.9%
Materials — 4.9%
Boliden	87,436	2,356,451
UNITED KINGDOM— 20.9%
Materials — 20.9%
Antofagasta	200,174	2,246,259
Central Asia Metals	325,100	883,424
Glencore *	757,975	2,281,870
KAZ Minerals	400,850	2,434,769
Vedanta ADR	265,129	2,211,176
TOTAL UNITED KINGDOM		10,057,498
UNITED STATES— 11.5%
Materials — 11.5%
Freeport-McMoRan Copper & Gold	235,655	2,314,132
Southern Copper	66,288	2,358,527
Turquoise Hill Resources *	2,028,845	847,246
TOTAL UNITED STATES		5,519,905
TOTAL COMMON STOCK
(Cost $65,887,807)		47,747,191

The accompanying notes are an integral part of the financial statements.
24

Schedule of Investments		October 31, 2019
Global X Copper Miners ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $80,840)	80,840	$80,840

REPURCHASE AGREEMENT(B) — 1.2%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $581,926 (collateralized by U.S. Treasury Obligations, ranging in par value $60,879 - $88,533, 3.000%, 09/30/2025, with a total market value of $592,077)

(Cost $581,899)	$581,899	581,899
TOTAL INVESTMENTS — 100.8%
(Cost $66,550,546)		$48,409,930

Percentages are based on Net Assets of $48,021,052.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $630,340.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $662,739.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
25

Schedule of Investments		October 31, 2019
Global X Copper Miners ETF

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,747,191	$—	$—	$47,747,191
Short-Term Investment	80,840	—	—	80,840
Repurchase Agreement	—	581,899	—	581,899
Total Investments in Securities	$47,828,031	$581,899	$—	$48,409,930

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
26

Schedule of Investments		October 31, 2019
Global X Uranium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 5.9%
Energy — 0.9%
Berkeley Energia *	2,146,229	$450,988
Paladin Energy * (A)	21,433,515	1,225,633
		1,676,621
Financials — 5.0%
Macquarie Group	101,626	9,376,466
TOTAL AUSTRALIA		11,053,087
CANADA— 47.3%
Energy — 33.3%
Cameco	4,015,063	35,924,328
Denison Mines *	14,411,887	6,688,668
Energy Fuels *	2,102,323	4,206,726
Fission Uranium *	2,799,026	617,581
NexGen Energy * (A)	8,523,979	11,025,042
Uranium Energy * (A)	4,182,456	3,961,204
		62,423,549
Financials — 6.3%
Uranium Participation *	4,060,126	11,862,049

The accompanying notes are an integral part of the financial statements.
27

Schedule of Investments		October 31, 2019
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.7%
Aecon Group	367,574	$5,089,852
Materials — 5.0%
Barrick Gold	544,773	9,457,259
TOTAL CANADA		88,832,709
CHINA— 0.5%
Utilities — 0.5%
CGN Power, Cl H (B)(C)(D)	3,714,286	966,756
HONG KONG— 0.3%
Industrials — 0.3%
CNNC International *	1,284,415	475,242
JAPAN— 15.0%
Industrials — 15.0%
ITOCHU	468,730	9,846,777
Mitsubishi Heavy Industries	207,330	8,442,409
Sumitomo	603,450	9,841,195
TOTAL JAPAN		28,130,381
SOUTH AFRICA— 0.4%
Materials — 0.4%
Sibanye Gold *	418,992	810,809
SOUTH KOREA— 18.0%
Industrials — 18.0%
Daewoo Engineering & Construction *	938,680	3,513,646
Doosan Heavy Industries & Construction *	574,215	3,030,367
GS Engineering & Construction	311,249	8,266,444
Hyundai Engineering & Construction	231,020	8,528,350
KEPCO Engineering & Construction	30,944	546,563
Samsung C&T	114,895	9,875,371
TOTAL SOUTH KOREA		33,760,741

The accompanying notes are an integral part of the financial statements.
28

Schedule of Investments		October 31, 2019
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 11.2%
Industrials — 2.7%
Yellow Cake *	2,099,607	$5,058,836
Materials — 8.5%
BHP Group	373,314	7,897,175
Rio Tinto	155,956	8,100,510
		15,997,685
TOTAL UNITED KINGDOM		21,056,521
UNITED STATES— 1.1%
Energy — 0.8%
Ur-Energy *	2,733,678	1,539,607
Industrials — 0.3%
Graham	25,751	583,518
TOTAL UNITED STATES		2,123,125
TOTAL COMMON STOCK
(Cost $219,289,710)		187,209,371

SHORT-TERM INVESTMENT(E)(F) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $710,324)	710,324	710,324

The accompanying notes are an integral part of the financial statements.
29

Schedule of Investments		October 31, 2019
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 2.7%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $5,113,236 (collateralized by U.S. Treasury Obligations, ranging in par value $534,924 - $777,920, 3.000%, 09/30/2025, with a total market value of $5,202,444)

(Cost $5,112,997)	$5,112,997	$5,112,997
TOTAL INVESTMENTS — 102.9%
(Cost $225,113,031)		$193,032,692

Percentages are based on Net Assets of $187,615,708.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $5,021,774.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is deemed illiquid at October 31,2019 (Unaudited). The total value of such securities as of October 31, 2019 was $966,756 and represented 0.5% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $966,756 and represents 0.5% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $5,823,321.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$186,242,615	$—	$966,756	$187,209,371
Short-Term Investment	710,324	—	—	710,324
Repurchase Agreement	—	5,112,997	—	5,112,997
Total Investments in Securities	$186,952,939	$5,112,997	$966,756	$193,032,692

The accompanying notes are an integral part of the financial statements.
30

Schedule of Investments		October 31, 2019
Global X Uranium ETF

 (1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
31

Schedule of Investments		October 31, 2019
Global X Lithium & Battery Tech ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.7%
AUSTRALIA— 6.7%
Materials — 6.7%
Altura Mining * (A)	22,004,302	$864,115
Argosy Minerals * (A)	3,421,395	172,074
AVZ Minerals *	16,988,461	526,690
Galaxy Resources * (A)	9,573,416	6,166,908
ioneer * (A)	25,860,927	4,543,319
Lithium Australia NL *	4,619,805	127,313
Neometals * (A)	11,016,699	1,517,995
Orocobre * (A)	4,572,659	8,285,401
Pilbara Minerals * (A)	37,034,802	8,292,440
TOTAL AUSTRALIA		30,496,255
CANADA— 1.9%
Materials — 1.9%
Advantage Lithium *	1,376,511	214,695
Lithium Americas * (A)	865,201	2,560,682
Millennial Lithium * (A)	1,117,720	969,453
Nemaska Lithium * (A)	18,135,289	2,759,583

The accompanying notes are an integral part of the financial statements.
32

Schedule of Investments		October 31, 2019
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Neo Lithium *	2,541,218	$966,720
Standard Lithium *	1,647,261	965,033
TOTAL CANADA		8,436,166
CHILE— 13.5%
Materials — 13.5%
Sociedad Quimica y Minera de Chile ADR (A)	2,258,989	61,399,322
GERMANY— 6.1%
Industrials — 6.1%
Akasol *	36,146	1,411,417
Varta *	224,136	25,305,758
Voltabox (A)	151,256	1,221,739
TOTAL GERMANY		27,938,914
HONG KONG— 5.8%
Consumer Discretionary — 4.7%
BYD, Cl H (A)	4,354,038	20,498,871
FDG Electric Vehicles *	25,367,869	750,902
		21,249,773
Industrials — 1.1%
Coslight Technology International Group *	1,138,000	148,100
Honbridge Holdings * (A)	73,611,800	4,883,848
		5,031,948
TOTAL HONG KONG		26,281,721
JAPAN— 10.7%
Consumer Discretionary — 4.8%
Panasonic	2,563,320	21,740,975
Industrials — 5.0%
GS Yuasa	1,230,118	22,621,290

The accompanying notes are an integral part of the financial statements.
33

Schedule of Investments		October 31, 2019
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.9%
W-Scope (A)	711,500	$4,376,740
TOTAL JAPAN		48,739,005
SOUTH KOREA— 11.9%
Industrials — 0.6%
Vitzrocell *	245,221	2,824,325
Information Technology — 6.4%
L&F (A)	345,097	6,777,658
Samsung SDI	115,456	22,576,166
		29,353,824
Materials — 4.9%
LG Chemical	83,550	22,082,277
TOTAL SOUTH KOREA		54,260,426
SWITZERLAND— 0.3%
Industrials — 0.3%
Leclanche *	976,193	1,365,236
TAIWAN— 7.8%
Industrials — 1.3%
Advanced Lithium Electrochemistry Cayman *	2,996,898	1,580,139
Changs Ascending Enterprise *	929,852	1,405,141
SYNergy ScienTech	1,211,400	3,028,450
		6,013,730
Information Technology — 6.5%
Dynapack International Technology	3,167,900	6,285,743
Simplo Technology	2,420,580	22,344,672
STL Technology	777,500	1,021,665
		29,652,080
TOTAL TAIWAN		35,665,810

The accompanying notes are an integral part of the financial statements.
34

Schedule of Investments		October 31, 2019
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 0.2%
Materials — 0.2%
Bacanora Lithium * (A)	2,305,220	$865,054
UNITED STATES— 32.8%
Consumer Discretionary — 5.7%
Tesla *	81,694	25,727,074
Industrials — 5.3%
EnerSys	329,575	22,035,385
Ultralife *	226,774	1,959,327
		23,994,712
Materials — 21.8%
Albemarle (A)	1,321,522	80,269,246
Livent *	2,790,968	19,146,041
		99,415,287
TOTAL UNITED STATES		149,137,073
TOTAL COMMON STOCK
(Cost $642,705,161)		444,584,982

RIGHT — 0.0%
	Number Of Rights
Australia — 0.0%
Altura Mining, Expires 11/15/19*(B)(C)(D)	3,345,646	—

TOTAL RIGHT (Cost $–)		—

The accompanying notes are an integral part of the financial statements.
35

Schedule of Investments		October 31, 2019
Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(E)(F) — 2.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $9,252,385)	9,252,385	$9,252,385

REPURCHASE AGREEMENT(E) — 14.7%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $66,786,284 (collateralized by U.S. Treasury Obligations, ranging in par value $6,986,936 - $10,160,829, 3.000%, 09/30/2025, with a total market value of $67,951,910)

(Cost $66,783,617)	$66,783,617	66,783,617
TOTAL INVESTMENTS — 114.4%
(Cost $718,741,163)		$520,620,984

Percentages are based on Net Assets of $455,123,665.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $72,032,737.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $0 and represents 0.0% of net assets.

(D)	Security is deemed illiquid at October 31,2019 (Unaudited). The total value of such securities as of October 31, 2019 was $0 and represented 0.0% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $76,036,002.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
36

Schedule of Investments		October 31, 2019
Global X Lithium & Battery Tech ETF

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$444,584,982	$—	$—		$444,584,982
Right	—	—	—	(2)	—
Short-Term Investment	9,252,385	—	—		9,252,385
Repurchase Agreement	—	66,783,617	—		66,783,617
Total Investments in Securities	$453,837,367	$66,783,617	$—		$520,620,984

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as “—“ are $0 or have been rounded to $0.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
37

Schedule of Investments		October 31, 2019
Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:
† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.0%
AUSTRALIA— 10.1%
Materials — 10.1%
Incitec Pivot	217,661	$517,355
Nufarm *	119,086	485,704
TOTAL AUSTRALIA		1,003,059
BELGIUM— 3.0%
Materials — 3.0%
Tessenderlo Group *	9,125	301,846
CANADA— 4.9%
Materials — 4.9%
Nutrien	10,151	486,639
CHILE— 4.2%
Materials — 4.2%
Sociedad Quimica y Minera de Chile ADR	15,318	416,343
GERMANY— 3.7%
Materials — 3.7%
K+S	25,972	369,729
HONG KONG— 2.4%
Materials — 2.4%
China BlueChemical	682,701	166,370

The accompanying notes are an integral part of the financial statements.
38

Schedule of Investments		October 31, 2019
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sinofert Holdings	687,065	$70,129
TOTAL HONG KONG		236,499
ISRAEL— 6.9%
Materials — 6.9%
Israel Chemicals	93,026	413,179
The Israel Corp *	1,439	274,441
TOTAL ISRAEL		687,620
JAPAN— 1.2%
Materials — 1.2%
Taki Chemical	2,766	115,522
MALAYSIA— 4.3%
Materials — 4.3%
Petronas Chemicals Group	240,400	429,769
NETHERLANDS— 4.2%
Materials — 4.2%
OCI *	18,431	413,512
NORWAY— 4.7%
Materials — 4.7%
Yara International	11,902	463,962
POLAND— 2.4%
Materials — 2.4%
Grupa Azoty *	25,464	234,015
RUSSIA— 5.4%
Materials — 5.4%
PhosAgro PJSC GDR	42,665	536,726
SINGAPORE— 5.4%
Consumer Staples — 5.4%
Wilmar International	194,400	535,655

The accompanying notes are an integral part of the financial statements.
39

Schedule of Investments		October 31, 2019
Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 0.5%
Materials — 0.5%
Omnia Holdings	31,244	$53,721
SOUTH KOREA— 1.5%
Materials — 1.5%
KG Chemical	2,672	24,804
Namhae Chemical	6,400	45,657
Unid	1,817	72,933
TOTAL SOUTH KOREA		143,394
TAIWAN— 4.4%
Materials — 4.4%
Taiwan Fertilizer	273,297	435,436
TURKEY— 0.3%
Materials — 0.3%
Gubre Fabrikalari *	28,855	28,286
UNITED KINGDOM— 0.7%
Materials — 0.7%
Sirius Minerals * (A)	1,784,354	66,359
UNITED STATES— 28.8%
Industrials — 6.8%
SiteOne Landscape Supply *	7,626	671,545
Materials — 22.0%
CF Industries Holdings	11,790	534,676
Compass Minerals International	9,275	523,852
Intrepid Potash *	36,417	112,529
Mosaic	21,904	435,452
Rentech Escrow Shares *(B)(C)(D)	7,168	—
Scotts Miracle-Gro, Cl A	5,698	572,022
		2,178,531

The accompanying notes are an integral part of the financial statements.
40

Schedule of Investments		October 31, 2019
Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$2,850,076
TOTAL COMMON STOCK
(Cost $11,483,820)		9,808,168

MASTER LIMITED PARTNERSHIP — 1.0%
Materials — 1.0%
CVR Partners
(Cost $195,024)	28,981	95,637

SHORT-TERM INVESTMENT(E)(F) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $8,162)	8,162	8,162

REPURCHASE AGREEMENT(E) — 0.6%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $58,751 (collateralized by U.S. Treasury Obligations, ranging in par value $6,146 - $8,938, 3.000%, 09/30/2025, with a total market value of $59,774)

(Cost $58,748)	$58,748	58,748
TOTAL INVESTMENTS — 100.7%
(Cost $11,745,754)		$9,970,715

Percentages are based on Net Assets of $9,905,183.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $49,766.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is deemed illiquid at October 31,2019 (Unaudited). The total value of such securities as of October 31, 2019 was $0 and represented 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.
41

Schedule of Investments		October 31, 2019
Global X Fertilizers/Potash ETF

(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $0 and represents 0.0% of net assets.

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $66,910.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$9,808,168	$—	$—	(2)	$9,808,168
Master Limited Partnership	95,637	—	—		95,637
Short-Term Investment	8,162	—	—		8,162
Repurchase Agreement	—	58,748	—		58,748
Total Investments in Securities	$9,911,967	$58,748	$—		$9,970,715

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as “—“ are $0 or have been rounded to $0.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
42

Statements of Assets and Liabilities
October 31, 2019

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$503,149,623		$38,822,848		$65,968,647
Cost of Repurchase Agreement	44,636,837		1,962,025		581,899
Cost of Foreign Currency	1,693,202		1		2
Investments, at Value	$528,204,162	*	$43,705,057	*	$47,828,031	*
Repurchase Agreement, at Value	44,636,837		1,962,025		581,899
Cash	7,309,703		71,148		—
Foreign Currency, at Value	1,693,202		3		10
Receivable for Investment Securities Sold	47,415,192		1,809,730		3,375,720
Reclaim Receivable	60,780		848		2,627
Dividend and Interest Receivable	42,226		7,159		14,054
Total Assets	629,362,102		47,555,970		51,802,341
Liabilities:
Obligation to Return Securities Lending Collateral	50,838,014		2,234,600		662,739
Payable for Investment Securities Purchased	49,671,931		1,809,974		3,036,064
Payable for Capital Shares Redeemed	2,975,772		—		—
Payable due to Investment Adviser	281,558		23,706		25,360
Unrealized Depreciation on Spot Contracts	4,194		—		155
Cash Overdraft	—		—		56,971
Due to Broker	—		18,060		—
Total Liabilities	103,771,469		4,086,340		3,781,289
Net Assets	$525,590,633		$43,469,630		$48,021,052
Net Assets Consist of:
Paid-in Capital	$852,743,042		$104,466,741		$98,637,650
Total Distributable Loss	(327,152,409)		(60,997,111)		(50,616,598)
Net Assets	$525,590,633		$43,469,630		$48,021,052
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	17,297,318		1,712,054		2,749,374
Net Asset Value, Offering and Redemption Price Per Share	$30.39		$25.39		$17.47
*Includes Market Value of Securities on Loan	$49,840,088		$1,726,868		$630,340

The accompanying notes are an integral part of the financial statements.
43

Statements of Assets and Liabilities
October 31, 2019

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$220,000,034	$651,957,546		$11,687,006
Cost of Repurchase Agreement	5,112,997	66,783,617		58,748
Cost of Foreign Currency	(41)	412,781		—
Investments, at Value	$187,919,695 *	$453,837,367	*	$9,911,967	*
Repurchase Agreement, at Value	5,112,997	66,783,617		58,748
Foreign Currency, at Value	21	412,781		2
Dividend and Interest Receivable	515,809	908,929		9,870
Reclaim Receivable	3,971	—		9,100
Receivable for Investment Securities Sold	—	40,204,825		—
Total Assets	193,552,493	562,147,519		9,989,687
Liabilities:
Obligation to Return Securities Lending Collateral	5,823,321	76,036,002		66,910
Payable due to Investment Adviser	110,909	285,725		5,817
Cash Overdraft	2,555	1,858,681		11,490
Payable for Investment Securities Purchased	—	28,832,843		—
Unrealized Depreciation on Spot Contracts	—	10,603		—
Due to Broker	—	—		287
Total Liabilities	5,936,785	107,023,854		84,504
Net Assets	$187,615,708	$455,123,665		$9,905,183
Net Assets Consist of:
Paid-in Capital	$676,524,570	$755,922,364		$20,884,480
Total Distributable Loss	(488,908,862)	(300,798,699)		(10,979,297)
Net Assets	$187,615,708	$455,123,665		$9,905,183
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	17,181,666	18,174,628		1,150,000
Net Asset Value, Offering and Redemption Price Per Share	$10.92	$25.04		$8.61
*Includes Market Value of Securities on Loan	$5,021,774	$72,032,737		$49,766

The accompanying notes are an integral part of the financial statements.
44

Statements of Operations
For the year ended October 31, 2019

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$5,768,148	$265,980	$1,496,766
Interest Income	16,466	235	2,015
Security Lending Income	253,447	52,526	46,694
Less: Foreign Taxes Withheld	(453,906)	(3,705)	(67,885)
Total Investment Income	5,584,155	315,036	1,477,590
Supervision and Administration Fees(1)	2,480,216	242,739	376,945
Custodian Fees(2)	42,186	473	1,827
Total Expenses	2,522,402	243,212	378,772
Net Investment Income	3,061,753	71,824	1,098,818
Net Realized Gain (Loss) on:
Investments(3)	(18,900,097)	865,812	(2,103,776)
Foreign Currency Transactions	32,957	2,340	772
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(18,867,140)	868,152	(2,103,004)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	124,552,791	10,350,147	(140,740)
Foreign Currency Translations	6,333	2,017	516
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	124,559,124	10,352,164	(140,224)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	105,691,984	11,220,316	(2,243,228)
Net Increase (Decrease) in Net Assets Resulting from Operations	$108,753,737	$11,292,140	$(1,144,410)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
45

Statements of Operations
For the year ended October 31, 2019

	Global X Uranium ETF	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$5,335,891	$9,286,812	$277,792
Interest Income	5,128	28,713	216
Security Lending Income	181,024	6,138,286	146
Less: Foreign Taxes Withheld	(350,975)	(1,363,342)	(23,985)
Total Investment Income	5,171,068	14,090,469	254,169
Supervision and Administration Fees(1)	1,641,588	4,218,370	78,199
Custodian Fees(2)	57,165	15,069	745
Total Expenses	1,698,753	4,233,439	78,944
Net Investment Income	3,472,315	9,857,030	175,225
Net Realized Gain (Loss) on:
Investments(3)	(24,127,118)	(32,865,756)	(470,654)
Foreign Currency Transactions	(2,533)	(160,536)	(1,756)
Net Realized Loss on Investments and Foreign Currency Transactions	(24,129,651)	(33,026,292)	(472,410)
Net Change in Unrealized Appreciation (Depreciation):
Investments	3,723,793	(69,412,887)	(902,131)
Foreign Currency Translations	(653)	10,704	550
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,723,140	(69,402,183)	(901,581)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(20,406,511)	(102,428,475)	(1,373,991)
Net Decrease in Net Assets Resulting from Operations	$(16,934,196)	$(92,571,445)	$(1,198,766)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
46

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$3,061,753	$4,301,224	$71,824	$112,224
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(18,867,140)	(42,379,400)	868,152	1,936,343
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	124,559,124	(81,288,665)	10,352,164	(7,289,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	108,753,737	(119,366,841)	11,292,140	(5,240,707)
Distributions	(5,525,823)	(82,106)	(24,354)	—
Capital Share Transactions:
Issued	179,965,995	95,494,629	5,224,767	2,224,834
Redeemed	(59,118,712)	(53,186,658)	(5,605,108)	(8,657,732)
Increase (Decrease) in Net Assets from Capital Share Transactions	120,847,283	42,307,971	(380,341)	(6,432,898)
Total Increase (Decrease) in Net Assets	224,075,197	(77,140,976)	10,887,445	(11,673,605)
Net Assets:
Beginning of Year	301,515,436	378,656,412	32,582,185	44,255,790
End of Year	$525,590,633	$301,515,436	$43,469,630	$32,582,185
Share Transactions:
Issued	6,500,000	3,200,000	200,000	100,000
Redeemed	(2,200,000)	(2,050,000)	(250,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,300,000	1,150,000	(50,000)	(300,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
47

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,098,818	$1,351,322	$3,472,315	$707,714
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(2,103,004)	(1,361,347)	(24,129,651)	(99,380,693)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(140,224)	(21,706,179)	3,723,140	88,132,267
Net Decrease in Net Assets Resulting from Operations	(1,144,410)	(21,716,204)	(16,934,196)	(10,540,712)
Distributions	(2,203,738)	(1,070,604)	(3,082,771)	(7,648,887)
Capital Share Transactions:
Issued	9,387,014	44,228,816	98,884	147,193,185
Redeemed	(26,815,633)	(19,211,631)	(101,419,571)	(56,268,430)
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,428,619)	25,017,185	(101,320,687)	90,924,755
Total Increase (Decrease) in Net Assets	(20,776,767)	2,230,377	(121,337,654)	72,735,156
Net Assets:
Beginning of Year	68,797,819	66,567,442	308,953,362	236,218,206
End of Year	$48,021,052	$68,797,819	$187,615,708	$308,953,362
Share Transactions:
Issued	500,000	1,800,000	—	10,050,000
Redeemed	(1,300,000)	(850,000)	(8,400,000)	(4,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(800,000)	950,000	(8,400,000)	5,700,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
48

Statements of Changes in Net Assets

	Global X Lithium & Battery Tech ETF		Global X Fertilizers/Potash ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$9,857,030	$9,321,346	$175,225	$214,525
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(33,026,292)	30,593,904	(472,410)	(854,199)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(69,402,183)	(270,563,797)	(901,581)	107,993
Net Decrease in Net Assets Resulting from Operations	(92,571,445)	(230,648,547)	(1,198,766)	(531,681)
Distributions	(19,555,528)	(34,929,753)	(293,332)	(111,375)
Return of Capital	—	—	(6,152)	—
Capital Share Transactions:
Issued	18,595,520	342,061,242	462,687	1,546,406
Redeemed	(190,497,918)	(287,400,731)	(2,795,125)	(2,585,054)
Increase (Decrease) in Net Assets from Capital Share Transactions	(171,902,398)	54,660,511	(2,332,438)	(1,038,648)
Total Decrease in Net Assets	(284,029,371)	(210,917,789)	(3,830,688)	(1,681,704)
Net Assets:
Beginning of Year	739,153,036	950,070,825	13,735,871	15,417,575
End of Year	$455,123,665	$739,153,036	$9,905,183	$13,735,871
Share Transactions:
Issued	700,000	8,750,000	50,000	150,000
Redeemed	(6,900,000)	(8,650,000)	(300,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(6,200,000)	100,000	(250,000)	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
49

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50

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Silver Miners ETF
2019	23.20	0.21	7.38	7.59	(0.40)	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	(0.01)
2016	20.83	0.05	19.80	19.85	(0.07)	—
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—
Global X Gold Explorers ETF
2019	18.49	0.04	6.87	6.91	(0.01)	—
2018	21.46	0.06	(3.03)	(2.97)	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—
2016	19.89	(0.06)	17.04	16.98	(1.92)	—
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—
Global X Copper Miners ETF
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	—
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	—
2017	17.60	0.20	7.93	8.13	(0.12)	—
2016	14.98	0.07	2.69	2.76	(0.14)	—
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—

The accompanying notes are an integral part of the financial statements.
51

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.40)	30.39	33.08	525,591	0.66	0.80	42.16
(0.01)	23.20	(27.40)	301,515	0.65	1.10	25.71
(1.07)	31.96	(18.61)	378,656	0.65	0.56	24.46
(0.07)	40.61	95.69	379,617	0.65	0.17	27.45
(0.02)	20.83	(20.35)	143,756	0.65	0.22	26.75

(0.01)	25.39	37.40	43,470	0.65	0.19	16.35
—	18.49	(13.84)	32,582	0.65	0.26	20.31
(8.05)	21.46	(13.61)	44,256	0.66	0.31	84.00
(1.92)	34.95	95.95	72,074	0.66	(0.22)	17.06
(0.03)	19.89	3.36	29,093	0.65	0.70	57.53

(0.70)	17.47	(6.51)	48,021	0.65	1.89	18.77
(0.43)	19.38	(23.12)	68,798	0.65	1.74	17.00
(0.12)	25.61	46.38	66,567	0.65	0.89	43.58
(0.14)	17.60	18.88	25,504	0.65	0.57	34.73
(0.51)	14.98	(38.64)	18,979	0.65	1.07	29.72

+

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
52

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X Uranium ETF
2019	12.08	0.17		(1.17)	(1.00)	(0.16)	(0.16)
2018	11.88	0.03		0.48	0.51	(0.31)	(0.31)
2017	12.08	0.16		0.58	0.74	(0.94)	(0.94)
2016	14.94	0.09		(2.68)	(2.59)	(0.27)	(0.27)
2015(1)	23.26	0.15		(7.50)	(7.35)	(0.97)	(0.97)
Global X Lithium & Battery Tech ETF
2019	30.32	0.48		(4.86)	(4.38)	(0.90)	(0.90)
2018	39.14	0.33		(7.89)	(7.56)	(1.26)	(1.26)
2017	24.02	0.33		15.31	15.64	(0.52)	(0.52)
2016	20.62	0.27		3.18	3.45	(0.05)	(0.05)
2015(1)	24.00	0.08		(3.22)	(3.14)	(0.24)	(0.24)
Global X Fertilizers/Potash ETF
2019	9.81	0.14		(1.10)	(0.96)	(0.24)^	(0.24)
2018	10.28	0.15		(0.55)	(0.40)	(0.07)	(0.07)
2017	8.56	0.14		1.87	2.01	(0.29)	(0.29)
2016	9.98	0.18	‡‡	(1.27)	(1.09)	(0.33)	(0.33)
2015	10.87	0.33		(0.97)	(0.64)	(0.25)	(0.25)

The accompanying notes are an integral part of the financial statements.
53

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

10.92	(8.42)	187,616	0.71	1.46		23.93
12.08	3.79	308,953	0.72	0.20		54.06
11.88	5.75	236,218	0.69	1.16		11.95
12.08	(17.53)	102,437	0.70	0.71		14.48
14.94	(33.01)	142,056	0.69	0.74		22.37

25.04	(14.61)	455,124	0.75	1.75		35.28
30.32	(20.01)	739,153	0.75	0.96		16.48
39.14	66.46	950,071	0.75	1.02		68.13
24.02	16.76	112,304	0.76	1.21		44.90
20.62	(13.18)	40,731	0.75	0.35		31.14

8.61	(9.87)	9,905	0.70	1.55		16.81
9.81	(3.90)	13,736	0.69	1.40		28.17
10.28	23.99	15,418	0.69	1.46		23.56
8.56	(11.15)	11,125	0.69	2.00	‡‡	25.38
9.98	(6.01)	11,483	0.69	2.97		30.64

(1)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 9 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes a return of capital of less than $0.005 per share.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡‡
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

The accompanying notes are an integral part of the financial statements.
54

Notes to Financial Statements
October 31, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2019, the Trust had one hundred and one portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the

55

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2019, there was $966,756, $0 and $0 of fair valued securities in Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF respectively. There were no other securities priced using the Fair Value Procedures.

56

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2019 there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2019. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

57

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of October 31, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Silver Miners ETF
RBC Capital Markets	$44,636,837	$44,636,837	$-	$-
Global X Gold Explorers ETF
RBC Capital Markets	1,962,025	1,962,025	-	-
Global X Copper Miners ETF
RBC Capital Markets	581,899	581,899	-	-
Global X Uranium ETF
RBC Capital Markets	5,112,997	5,112,997	-	-
Global X Lithium & Battery Tech ETF
RBC Capital Markets	66,783,617	66,783,617	-	-
Global X Fertilizer/Potash ETF
RBC Capital Markets	58,748	58,748	-	-

58

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.
As of and during the year ended October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations

59

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value as of October 31, 2019	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$1,519,500	$500
Global X Gold Explorers ETF	50,000	1,000	1,269,500	1,000
Global X Copper Miners ETF	50,000	800	873,500	800
Global X Uranium ETF	50,000	1,000	546,000	1,000
Global X Lithium & Battery Tech ETF	50,000	1,000	1,252,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	430,500	1,000
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

60

Notes to Financial Statements (continued)
October 31, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium & Battery Tech ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As

61

Notes to Financial Statements (continued)
October 31, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

62

Notes to Financial Statements (continued)
October 31, 2019

4. INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$170,937,080	$162,495,160
Global X Gold Explorers ETF	6,098,995	6,186,123
Global X Copper Miners ETF	10,957,464	11,503,369
Global X Uranium ETF	57,211,967	80,823,140
Global X Lithium & Battery Tech ETF	198,075,836	246,303,637
Global X Fertilizers/Potash ETF	1,904,150	2,281,147
For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$158,607,185	$50,765,722	$11,197,503
Global X Gold Explorers ETF	5,227,925	5,604,288	1,426,219
Global X Copper Miners ETF	8,506,427	26,798,228	1,511,179
Global X Uranium ETF	-	82,358,289	8,182,876
Global X Lithium & Battery Tech ETF	14,347,370	156,294,703	(13,951,610)
Global X Fertilizers/Potash ETF	418,446	2,505,577	294,868

For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$80,971,887	$45,151,944	$4,271,602
Global X Gold Explorers ETF	2,227,109	8,658,623	1,705,704
Global X Copper Miners ETF	44,128,283	18,523,178	2,549,416
Global X Uranium ETF	142,733,052	48,404,817	7,663,752
Global X Lithium & Battery Tech ETF	285,307,750	234,832,362	42,401,946
Global X Fertilizers/Potash ETF	1,412,309	2,365,619	475,555
During the year ended October 31, 2019, there were no purchases or sales of long-term U.S. Government securities for the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

63

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)
during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to net operating losses, investment in MLPs, foreign currency, expired capital loss carryforwards, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2019:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Silver Miners ETF	$520,926	$(520,926)
Global X Gold Explorers ETF	573,020	(573,020)
Global X Copper Miners ETF	594,696	(594,696)
Global X Uranium ETF	(16,875,527)	16,875,527
Global X Lithium & Battery Tech ETF	(22,234,399)	22,234,399
Global X Fertilizers/Potash ETF	87,156	(87,156)

These reclassifications have no impact on net assets or NAV per share.
The tax character of dividends and distributions declared during the years ended October 31, 2019 and 2018 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2019	$5,525,823	$–	$–	$5,525,823
2018	82,106	–	–	82,106
Global X Gold Explorers ETF
2019	$24,354	$–	$–	$24,354
2018	–	–	–	–
Global X Copper Miners ETF
2019	$2,203,738	$–	$–	$2,203,738
2018	1,070,604	–	–	1,070,604
Global X Uranium ETF
2019	$3,082,771	$–	$–	$3,082,771
2018	7,648,887	–	–	7,648,887
Global X Lithium & Battery Tech ETF
2019	$19,555,528	$–	$–	$19,555,528
2018	34,929,753	–	–	34,929,753
Global X Fertilizers/Potash ETF
2019	$293,332	$–	$6,152	$299,484
2018	111,375	–	–	111,375

64

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)
As of October 31, 2019, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$6,012,399	$687,037	$170,136	$526,338
Capital Loss Carryforwards	(326,837,856)	(63,180,484)	(29,073,497)	(439,888,343)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(6,326,946)	1,496,338	(21,713,230)	(49,546,859)
Other Temporary Differences	(6)	(2)	(7)	2
Total Accumulated Losses	$(327,152,409)	$(60,997,111)	$(50,616,598)	$(488,908,862)

	Global X Funds
	Global X Lithium & Battery Tech ETF	Global X Fertilizers/Potash ETF
Undistributed Ordinary Income	$3,269,974	$—
Capital Loss Carryforwards	(83,154,489)	(8,168,245)
Unrealized Depreciation on Investments and Foreign Currency	(220,914,177)	(2,811,040)
Other Temporary Differences	(7)	(12)
Total Accumulated Losses	$(300,798,699)	$(10,979,297)

65

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”)  is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$49,488,620	$277,349,236	$326,837,856
Global X Gold Explorers ETF	13,116,828	50,063,656	63,180,484
Global X Copper Miners ETF	7,180,931	21,892,566	29,073,497
Global X Uranium ETF	77,440,144	362,448,199	439,888,343
Global X Lithium & Battery Tech ETF	26,160,288	56,994,201	83,154,489
Global X Fertilizers/Potash ETF	894,282	7,273,963	8,168,245

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2019 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$579,180,895	$67,852,091	$(74,179,037)	$(6,326,946)
Global X Gold Explorers ETF	44,170,762	10,670,698	(9,174,360)	1,496,338
Global X Copper Miners ETF	70,123,435	462,257	(22,175,487)	(21,713,230)
Global X Uranium ETF	242,579,921	5,058,180	(54,605,039)	(49,546,859)
Global X Lithium & Battery Tech ETF	741,537,781	41,658,723	(262,572,900)	(220,914,177)
Global X Fertilizers/Potash ETF	12,781,200	792,805	(3,603,845)	(2,811,040)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities

66

Notes to Financial Statements (continued)
October 31, 2019

6. CONCENTRATION OF RISKS (continued)
markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation

67

Notes to Financial Statements (continued)
October 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2019, the value of securities on loan was $49,840,088, $1,726,868, $630,340, $5,021,774, $72,032,737 and $49,766 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizer/Potash ETF respectively, and the cash collateral received from securities on loan was $50,838,014, $2,234,600, $662,739, $5,823,321, $76,036,002 and $66,910 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizer/Potash ETF, respectively.
At October 31, 2019, the following Funds had securities on loan, by counterparty:

68

Notes to Financial Statements (continued)
October 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Silver Miners ETF
Barclays Capital Inc.	$14,581,356	$14,779,786	(1)
Bofa Securities, Inc.	104,746	109,763
Citigroup Global Markets Inc.	2,617,828	2,659,854
Credit Suisse Securities (USA)	593,964	598,789	(1)
Goldman, Sachs & Co.	1,694,720	1,722,798
JP Morgan Securities LLC	6,998,770	7,311,087
Morgan Stanley And Co., LLC	13,214,649	13,452,210
Scotia Capital USA Inc.	506,892	521,250
UBS AG London Branch	8,910,674	9,058,302
UBS Securities LLC	205,840	207,500	(1)
Wells Fargo Securities, LLC	410,649	416,675	(1)
Global X Gold Explorers ETF
Barclays Capital Inc.	$96,350	$102,850
Bofa Securities, Inc.	121,467	128,120
Citigroup Global Markets Inc.	535,375	523,992	(1)
JP Morgan Securities LLC	322,514	337,964
Morgan Stanley And Co., LLC	240,071	718,749
National Financial Services LLC	221,174	232,560
Scotia Capital USA Inc.	116,477	123,405
UBS Securities LLC	73,440	66,960	(1)
Global X Copper Miners ETF
UBS AG London Branch	$630,340	$662,739

69

Notes to Financial Statements (continued)
October 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X Uranium ETF
Barclays Capital Inc.	$521,096	$694,375
Bofa Securities, Inc.	40,157	53,000
Goldman, Sachs & Co.	18,184	21,120
JP Morgan Securities LLC	2,700,484	3,220,720
Morgan Stanley & Co LLC/SL	45,177	50,085
Scotia Capital USA Inc.	1,696,676	1,784,021
Global X Lithium & Battery Tech ETF
Barclays Capital Inc.	$1,593,946	$1,711,967
Bofa Securities, Inc.	2,497,078	2,642,060
Citigroup Global Markets Inc.	5,673,873	5,917,815
Credit Suisse Securities (USA)	942,521	1,240,316
Goldman, Sachs & Co.	31,728,395	33,107,469
JP Morgan Securities LLC	3,365,774	3,601,869
Morgan Stanley And Co., LLC	25,166,334	26,642,784
Scotia Capital USA Inc.	477,428	533,353
UBS AG London Branch	587,388	638,369
Global X Fertilizer/Potash ETF
JPMorgan Securities LLC	$49,766	$66,910

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

70

Notes to Financial Statements (continued)
October 31, 2019

9. REVERSE SHARE SPLIT
Effective November 18, 2015, each of the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium & Battery Tech ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction for each Fund was to divide the number of outstanding Shares of the Fund by the applicable ratio below, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:
November 18, 2015:
Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium & Battery Tech ETF	1:2

10. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to RICs were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

71

Notes to Financial Statements (concluded)
October 31, 2019

11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.  Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

72

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium & Battery Tech ETF and Global X Fertilizers/Potash ETF (six of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the four years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

73

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 27, 2019

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

74

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2019 through October 31, 2019.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

75

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,247.00	0.65%	$3.68
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,277.30	0.65%	$3.73
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$816.80	0.66%	$3.02
Hypothetical 5% Return	1,000.00	1,021.88	0.66	3.36

Global X Uranium ETF
Actual Fund Return	$1,000.00	$901.30	0.69%	$3.31
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$911.40	0.76%	$3.66
Hypothetical 5% Return	1,000.00	1,021.37	0.76	3.87

Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$908.40	0.69%	$3.32
Hypothetical 5% Return	1,000.00	1,021.73	0.69	3.52

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period.)

76

Supplemental Information (unaudited)

NAV, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

77

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees [1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	72 [2]	Trustee of OSI ETF Trust (since 2016).
Susan M.Ciccarone 600 LexingtonAvenue, 20th Floor New York, NY 10022 (1973)	Trustee (since 09/2019)
Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).
			72 [2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)
Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded  Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).
72 [2]
Chairman (since 2017) and Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund
(since 2017).

78

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2019.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers [1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	72 [2]	None

Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None

Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018)	N/A	None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None
Eric Kleinschmidt [3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None

79

Trustees and Officers of the Trust (unaudited) (continued)

Dianne Descoteaux [3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2019, the Trust had one hundred and one portfolios, seventy-two of which were operational.
[3]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

80

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2019  tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019  tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Silver Miners ETF
0.00%	0.00%	100.00%	100.00%	1.12%	65.94%
Global X Gold Explorers ETF
0.00%	0.00%	100.00%	100.00%	1.83%	20.69%
Global X Copper Miners ETF
0.00%	0.00%	100.00%	100.00%	0.91%	93.95%
Global X Uranium ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%
Global X Lithium & Battery Tech ETF
0.00%	0.00%	100.00%	100.00%	15.95%	55.42%
Global X Fertilizers/Potash ETF
2.05%	0.00%	97.95%	100.00%	36.75%	100.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

81

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X Silver Miners ETF
	0.00%	0.11%	0.00%	0.00%
Global X Gold Explorers ETF
	0.00%	0.02%	0.00%	0.00%
Global X Copper Miners ETF
	0.00%	0.08%	0.00%	0.00%
Global X Uranium ETF
	0.00%	0.18%	0.00%	9.40%
Global X Lithium & Battery Tech ETF
	0.00%	0.11%	0.00%	4.03%
Global X Fertilizers/Potash ETF
	0.02%	0.11%	0.00%	0.00%

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2019, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Uranium ETF	$3,550,606	$319,915
Global X Lithium & Battery Tech ETF	6,437,794	820,580

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

82

Notes

Notes

600 Lexington Avenue, 20th Floor
New York, NY 10022
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
600 Lexington Avenue, 20th floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-1100

Global X MSCI China Consumer Discretionary ETF (ticker: CHIQ)
Global X MSCI China Energy ETF (ticker: CHIE)
Global X MSCI China Financials ETF (ticker: CHIX)
Global X MSCI China Industrials ETF (ticker: CHII)
Global X MSCI China Materials ETF (ticker: CHIM)
Global X MSCI China Communication Services ETF (ticker: CHIC)
Global X MSCI China Consumer Staples ETF (ticker: CHIS)
Global X MSCI China Health Care ETF (ticker: CHIH)
Global X MSCI China Information Technology ETF (ticker: CHIK)
Global X MSCI China Real Estate ETF (ticker: CHIR)
Global X MSCI China Utilities ETF (ticker: CHIU)
Global X MSCI China Large-Cap 50 ETF (ticker: CHIL)
Global X FTSE Southeast Asia ETF (ticker: ASEA)
Global X MSCI Colombia ETF (ticker: GXG)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X MSCI Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (ticker: PGAL)
Global X MSCI Pakistan ETF (ticker: PAK)
Global X DAX Germany ETF (ticker: DAX)

Annual Report
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X MSCI China Consumer Discretionary ETF	59
Global X MSCI China Energy ETF	63
Global X MSCI China Financials ETF	65
Global X MSCI China Industrials ETF	70
Global X MSCI China Materials ETF	74
Global X MSCI China Communication Services ETF	77
Global X MSCI China Consumer Staples ETF	80
Global X MSCI China Health Care ETF	82
Global X MSCI China Information Technology ETF	85
Global X MSCI China Real Estate ETF	88
Global X MSCI China Utilities ETF	90
Global X MSCI China Large-Cap 50 ETF	92
Global X FTSE Southeast Asia ETF	96
Global X MSCI Colombia ETF	100
Global X MSCI Argentina ETF	104
Global X MSCI Greece ETF	108
Global X MSCI Norway ETF	112
Global X FTSE Nordic Region ETF	117
Global X MSCI Nigeria ETF	120
Global X MSCI Next Emerging & Frontier ETF	122
Global X MSCI Portugal ETF	138
Global X MSCI Pakistan ETF	141
Global X DAX Germany ETF	144
Statements of Assets and Liabilities	147
Statements of Operations	153
Statements of Changes in Net Assets	159
Financial Highlights	171
Notes to Financial Statements	185
Report of Independent Registered Public Accounting Firm	209
Disclosure of Fund Expenses	212
Supplemental Information	215
Trustees and Officers of the Trust	216
Notice to Shareholders	218

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

Global X MSCI China Consumer Discretionary ETF

The Global X MSCI China Consumer Discretionary ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Discretionary 10/50 Index (“Underlying Index”). On December 6, 2018, the name of the Fund changed from the Global X China Consumer ETF to the Global X MSCI China Consumer Discretionary ETF to reflect a change to the Fund’s Index Provider from Solactive AG to MSCI, Inc. and a change in the Fund’s underlying index from the Solactive China Consumer Total Return Index to the MSCI China Consumer Discretionary 10/50 Index. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the consumer discretionary sector, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 34.20%, while the Underlying Index increased 35.14%. The Fund had a net asset value of $13.57 per share on October 31, 2018 and ended the reporting period with a net asset value of $17.68 on October 31, 2019.

During the reporting period, the highest returns came from Li Ning and ANTA Sports Products, which returned 149.84% and 140.99%, respectively. The worst performers were NIO ADR and HengTen Networks Group, which returned -63.75% and -58.21%, respectively.

As China’s economy matures and evolves into one driven by consumption and services, its consumer sectors gain greater prominence. Rising wages, rapid urbanization, a growing middle class, and expanding internet connectivity help drive growth within China’s consumer discretionary sector. During the first three quarters of 2019, the economy grew 6.2% year-over-year, with consumption being the key driver of growth. In 2019, China’s automobile industry, which is roughly a third of the sector, began recovering from tariffs implemented in 2018, which were directed at automotive parts. The yuan, which experienced volatility related to trade tensions, also affected the sector. However, despite these headwinds, household income expanded 8.8% in nominal terms during this period, according to Chinese statistics. Much of China’s growing urban middle class continues to experience wage growth, demonstrating preferences for more affordable and  higher-quality products or services, and increasing their spend on education, travel and leisure, e-commerce, social media, gaming, and health and wellness. During the first three quarters of 2019, retail sales grew 8.2% year-over-year, while online retail sales increased much faster at 16.8% year-over-year in the world’s largest e-commerce market.

1

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Consumer Discretionary ETF	34.20%	33.45%	15.83%	15.75%	7.56%	7.48%	2.82%	2.77%
Hybrid Solactive China Consumer Total Return Index/MSCI China Consumer Discretionary 10/50 Index**	35.14%	35.14%	16.60%	16.60%	8.34%	8.34%	3.44%	3.44%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	3.37%	3.37%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.
** Reflects performance of Solactive China Total Return Index through December 5, 2018 and MSCI China Consumer Discretionary 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index

2

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Discretionary ETF
returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices  above.

3

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

Global X MSCI China Energy ETF

The Global X MSCI China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Energy IMI Plus 10/50 Index (“Underlying Index”). On December 6, 2018, the name of the Fund changed from the Global X China Energy ETF to the Global X MSCI China Energy ETF to reflect a change to the Fund’s Index Provider from Solactive AG to MSCI, Inc. and a change in the Fund’s underlying index from the Solactive China Energy Total Return Index to the MSCI China Energy IMI Plus 10/50 Index. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the energy sector, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 7.04%, while the Underlying Index decreased 5.99%. The Fund had a net asset value of $11.82 per share on October 31, 2018 and ended the reporting period with a net asset value of $10.43 on October 31, 2019.

During the reporting period, the highest returns came from China Oilfield Services and JinkoSolar Holding, which returned 50.56% and 41.07%, respectively. The worst performers were Beijing Gas Blue Sky Holdings and PetroChina, which returned -50.76% and -29.96%, respectively.

Strong domestic spending by Chinese consumers helped sustain the manufacturing base, boosting Chinese energy demand. In the first three quarters of 2019, the economy grew 6.2% year-over-year despite a global slowdown and trade-war-related tensions. During the first half of 2019, electricity consumption rose 5.0%, while power generation increased 3.3% year-over-year. The Chinese government’s policy to promote natural gas as a source of clean energy continued to drive demand, leading to a 9.5% year-over-year increase in natural gas production over the first three quarters of 2019. While domestic demand for refined oil remained strong, the market saw stiff competition, given an abundant supply. Oil prices, which initially increased, began falling in the second quarter amid concerns about weak global demand and robust oil production, with crude oil price, down 18% year-over-year in the third quarter of 2019. With a fall in international oil prices, domestic oil prices were adjusted downward, which hurt the sector.

4

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Energy ETF	-7.04%	-7.54%	3.28%	3.46%	-3.93%	-3.93%	-1.36%	-1.39%
Hybrid Solactive China Energy Total Return Index/ MSCI China Energy IMI Plus 10/50 Index**	-5.99%	-5.99%	4.21%	4.21%	-3.14%	-3.14%	-0.54%	-0.54%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	3.14%	3.14%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 15, 2009.
** Reflects performance of Solactive China Energy Total Return Index through December 5, 2018 and MSCI China Energy IMI Plus 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
5

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Energy ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

6

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

Global X MSCI China Financials ETF

The Global X MSCI China Financials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Financials 10/50 Index (“Underlying Index”). On December 6, 2018, the name of the Fund changed from the Global X China Financials ETF to the Global X MSCI China Financials ETF to reflect a change to the Fund’s Index Provider from Solactive AG to MSCI, Inc. and a change in the Fund’s underlying index from the Solactive China Financials Total Return Index to the MSCI China Financials 10/50 Index.The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the financial sector, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 8.95%, while the Underlying Index increased 9.29%. The Fund had a net asset value of $15.39 per share on October 31, 2018 and ended the reporting period with a net asset value of $15.83 on October 31, 2019.

During the reporting period, the highest returns came from Bank of Ningbo and Ping An Bank, which returned 55.65% and 50.94%, respectively. The worst performers were Noah Holdings ADR and GF Securities, which returned -40.08% and -33.6%, respectively.

Chinese banks managed to increase their assets and improve their risk management capabilities despite downward pressure on economic growth, trade war tensions, and stricter regulations on banks. Local- and foreign-currency-denominated assets of banking institutions increased 8.2% year-over-year and the credit asset quality of banks remained stable in the second quarter of 2019, with the nonperforming loan ratio at 1.81%. The central bank reduced reserve ratios of banks to boost liquidity in the financial system and stimulate weaker areas of the economy. Credit to the real estate sector, however, tightened, as the government adopted a stricter approach and imposed purchase and price restrictions on houses, which lowered housing prices in many cities.

7

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Financials ETF	8.95%	7.78%	8.10%	7.70%	6.54%	6.34%	2.83%	2.69%
Hybrid Solactive China Financials Total Return Index/MSCI China Financials 10/50 Index**	9.29%	9.29%	8.78%	8.78%	7.20%	7.20%	3.37%	3.37%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	3.25%	3.25%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 10, 2009.
** Reflects performance of Solactive China Financials Total Return Index through December 5, 2018 and MSCI China Financials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

8

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Financials ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

9

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

Global X MSCI China Industrials ETF

The Global X MSCI China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Industrials 10/50 Index (“Underlying Index”). On December 6, 2018, the name of the Fund changed from the Global X China Industrials ETF to the Global X MSCI China Industrials ETF to reflect a change to the Fund’s Index Provider from Solactive AG to MSCI, Inc. and a change in the Fund’s underlying index from the Solactive China Industrials Total Return Index to the MSCI China Industrials 10/50 Index. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the industrials sector, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 1.66%, while the Underlying Index increased 0.01%. The Fund had a net asset value of $13.59 per share on October 31, 2018 and ended the reporting period with a net asset value of $12.92 on October 31, 2019.

During the reporting period, the highest returns came from Country Garden Services Holdings and Weichai Power, which returned 101.76% and 66.3%, respectively. The worst performers were Fullshare Holdings and Sinopec Engineering Group, which returned -93.09% and -37.67%, respectively.

China’s industrial sector, which accounts for approximately one-third of gross domestic product, remained under pressure as trade tensions with the United States continued to weigh on exports while domestic and European demand slowed. A slump in automotive sales, reduced fixed asset investment, and the antipollution campaign also affected the sector’s performance. However, China’s value-added industrial output expanded 5.6% year-over-year during the first three quarters of 2019, trailing overall gross domestic product growth of 6.2% year-over-year. Exports grew 5.2% year-over-year during the first three quarters of 2019, while China’s trade surplus widened 44.2% by the end of the period. The sector was buoyed by policies stimulating growth, including tax cuts for consumers and businesses, as well as lower reserve ratios for banks. It also benefitted from greater infrastructure investments, which recovered after hitting a low in September 2018.

10

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Industrials ETF	-1.66%	0.10%	3.40%	2.99%	2.14%	1.54%	-0.31%	-0.56%
Hybrid Solactive China Industrials Total Return Index/ MSCI China Industrials 10/50 Index**	0.01%	0.01%	1.69%	1.69%	2.39%	2.39%	0.14%	0.14%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	3.37%	3.37%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 30, 2009.
** Reflects performance of Solactive China Industrials Total Return Index through December 5, 2018 and MSCI China Industrials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

11

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Industrials ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

12

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

Global X MSCI China Materials ETF

The Global X MSCI China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Materials 10/50 Index (“Underlying Index”). On December 6, 2018, the name of the Fund changed from the Global X China Materials ETF to the Global X MSCI China Materials ETF to reflect a change to the Fund’s Index Provider from Solactive AG to MSCI, Inc. and a change in the Fund’s underlying index from the Solactive China Materials Total Return Index to the MSCI China Materials 10/50 Index. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the materials sector, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 3.13%, while the Underlying Index decreased 2.18%. The Fund had a net asset value of $15.97 per share on October 31, 2018 and ended the reporting period with a net asset value of $14.50 on October 31, 2019.

During the reporting period, the highest returns came from Hengli Petrochemical and Shandong Gold Mining, which returned 59.67% and 54.66%, respectively. The worst performers were China Oriental Group and Angang Steel, which returned -51.74% and -45.94%, respectively.

China’s material sector performance was negatively affected by slower growth in the country’s industrial sector, which continued to suffer from lackluster exports due to trade-related tensions with the United States and a contraction in domestic demand. Industrial output expanded at a slower pace of 5.6% year-over-year during the first three quarters of 2019, while the mining sector output grew 4.6%, lower than the overall industry. A slide in global commodity prices also affected revenues in the materials sector. The slowdown in global manufacturing and prolonging trade tensions pulled down prices of industrial metals like steel and aluminum. Oil prices, which initially increased, began falling in the second quarter amid concerns about weak global demand and robust oil production, with crude oil price down 18% year-over-year in the third quarter of 2019.

13

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Materials ETF	-3.13%	-3.44%	5.66%	5.04%	2.79%	2.13%	-5.21%	-5.32%
Hybrid Solactive China Materials Total Return Index/ MSCI China Materials 10/50 Index**	-2.18%	-2.18%	3.27%	3.27%	2.15%	2.15%	-4.90%	-4.90%
MSCI Emerging Markets Index	-11.86%	-11.86%	7.36%	7.36%	2.93%	2.93%	2.68%	2.68%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on January 12, 2010.
** Reflects performance of Solactive China Materials Total Return Index through December 5, 2018 and MSCI China Materials 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.

14

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Materials ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

15

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

Global X MSCI China Communication Services ETF

The Global X MSCI China Communication Services ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Communication Services 10/50 Index (“Underlying Index”). On December 6, 2018, the name of the Fund changed from the Global X NASDAQ China Technology ETF to the Global X MSCI China Communication Services ETF to reflect a change to the Fund’s Index Provider from NASDAQ OMX Group, Inc. to MSCI, Inc. and a change in the Fund’s underlying index from the NASDAQ OMX China Technology Index to the MSCI China Communication Services 10/50 Index. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the communication services sector, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 0.54%, while the Underlying Index increased 0.34%. The Fund had a net asset value of $22.40 per share on October 31, 2018 and ended the reporting period with a net asset value of $22.18 on October 31, 2019.

During the reporting period, the highest returns came from China Tower and Wuhu Sanqi Interactive Entertainment Network Technology Group, which returned 49.09% and 39.89%, respectively. The worst performers were Link Motion and Coolpad Group, which returned -58.82% and -56.1%, respectively.

China’s middle class continues to grow and move into larger cities, while benefitting from wage growth and greater internet access. These demographic trends supporting consumption help the sector as users increasingly rely on the internet and mobile devices for retail, entertainment, and communication services. During the first three quarters of 2019, internet usage expanded to 854 million users, while penetration reached 61.2%. Over that time, 99.1% of China’s middle class accessed the internet through mobile devices. As the contribution of consumption to overall economic growth increases, the government has helped incubate growth of domestic firms through protections and tax policies designed to stimulate consumption. Such policies have mutually benefitted communication service providers and online retailers with e-commerce growing at 16.8% in the first three quarters of 2019.

16

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI China Communication Services ETF	-0.54%	-2.32%	0.81%	0.59%	0.46%	0.24%	5.26%	5.12%
Hybrid Solactive China Technology Index/NASDAX OMX China Technology Index/MSCI China Communication Services 10/50 Index **	0.34%	0.34%	1.81%	1.81%	1.33%	1.33%	6.11%	6.11%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	3.20%	3.20%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 8, 2009.
** Reflects performance of Solactive China Technology Index through December 13, 2011, NASDAQ OMX China Technology Index through December 6, 2018 and the MSCI China Communication Services 10/50 Index thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
17

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Communication Services ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

18

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

Global X MSCI China Consumer Staples ETF

The Global X MSCI China Consumer Staples ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Consumer Staples 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the consumer staples sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the period from the Fund’s commencement date on December 7, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 41.48%, while the Underlying Index increased 42.68%. The Fund had a net asset value of $15.00 per share on December 7, 2018 and ended the reporting period with a net asset value of $21.08 on October 31, 2019.

During the reporting period, the highest returns came from Muyuan Foodstuff and New Hope Liuhe, which returned 326.75% and 268.15%, respectively. The worst performers were Hengan International Group and Tingyi Cayman Islands Holding, which returned -7.81% and -6.25%, respectively.

China’s consumers are increasingly integral to growth as China’s economy matures and moves toward one driven more by consumption and services. With economic expansion and rising wages, the middle-class continues expanding across China. Together with rapid urbanization and improved connectivity, the expanding middle-class is driving a shift in consumer preferences for foods and beverages, as well as services, implying growth within the consumer staples sector. Likewise, endemic African swine flu reduced supply, causing a surge in global pork prices. During the first three quarters of 2019, the economy grew 6.2% year-over-year, with consumption being the key driver of growth. Aside from swine flu and the shift in consumer preferences, household income expanded 8.8% in nominal terms.

19

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Consumer Staples ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI China Consumer Staples ETF	41.48%	42.62%
MSCI China Consumer Staples 10/50 Index	42.68%	42.68%
MSCI Emerging Markets Index	8.88%	8.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

20

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

Global X MSCI China Health Care ETF

The Global X MSCI China Health Care ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Health Care 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the health care sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the period from the Fund’s commencement date on December 7, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 18.22%, while the Underlying Index increased 18.96%. The Fund had a net asset value of $15.00 per share on December 7, 2018 and ended the reporting period with a net asset value of $17.70 on October 31, 2019.

During the reporting period, the highest returns came from Jiangsu Hengrui Medicine and Sino Biopharmaceutical, which returned 76.05% and 68.48%, respectively. The worst performers were Kangmei Pharmaceutical and Hutchison China MediTech, which returned -75.02% and -42.33%, respectively.

China’s aging population, rising income, changing consumer preferences and strong government support backstop growth in its health care sector. Demographic trends and income growth are increasing the demand for higher quality services, with out of pocket discretionary spending on health care rising at roughly 20% annualized rates since 2003. To offset high individual costs and encourage innovation, the government introduced several initiatives to reduce taxes and increase access to affordable health care, including capping generic drug prices, lowering individual income taxes and fees related to medical spending, investing in a biotech hub within the California Greater Bay Area, and removing barriers from external investment.

21

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Health Care ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI China Health Care ETF	18.22%	17.15%
MSCI China Heatlh Care 10/50 Index	18.96%	18.96%
MSCI Emerging Markets Index	8.88%	8.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

22

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

Global X MSCI China Information Technology ETF

The Global X MSCI China Information Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Information Technology 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the information technology sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the period from the Fund’s inception date on December 7, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 20.06%, while the Underlying Index increased 20.62%. The Fund had a net asset value of $15.00 per share on December 7, 2018 and ended the reporting period with a net asset value of $17.92 on October 31, 2019.

During the reporting period, the highest returns came from GoerTek and Hundsun Technologies, which returned 156.45% and 111.08%, respectively. The worst performers were Meitu and Xiaomi, which returned -57.45% and -25.47%, respectively.

China’s government, in an effort to modernize the economy, supported the domestic information technology sector in 2019 by relaxing regulations on foreign data transfers and data localization and by investing in research and development. The sector faced headwinds related to trade tensions with the United States over national and cyber security concerns and interrupted key supply chains and market access for these firms. In response to such headwinds, Chinese authorities encouraged greater domestic production within the sector by introducing tax incentives for local semiconductor and software development companies.

23

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Information Technology ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI China Information Technology ETF	20.06%	18.93%
MSCI China Information Technology 10/50 Index	20.62%	20.62%
MSCI Emerging Markets Index	8.88%	8.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.
24

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

Global X MSCI China Real Estate ETF

The Global X MSCI China Real Estate ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Real Estate 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the real estate sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the period from the Fund’s commencement date on December 7, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 16.56%, while the Underlying Index increased 17.43%. The Fund had a net asset value of $15.00 per share on December 7, 2018 and ended the reporting period with a net asset value of $17.23 on October 31, 2019.

During the reporting period, the highest returns came from Future Land Development Holdings and Kaisa Group Holdings, which returned 91.57% and 86.97%, respectively. The worst performers were Jiayuan International Group and Oceanwide Holdings, which returned -74.23% and -32.41%, respectively.

Rapid urbanization and investor demands for portfolio diversification fuel the growth of China’s real estate sector. During the first 10 months of 2019, real estate investment increased 10.3% year-over-year while residential construction grew by 14.6% year-over-year. The government adopted a stricter approach to prevent price speculation and ease living costs by imposing purchase and price restrictions on housing in several tier-one cities. Housing prices in lower-tier areas continued to rise, however, given government policies aimed at increasing urbanization in these smaller cities by 1.0%.

25

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Real Estate ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI China Real Estate ETF	16.56%	15.83%
MSCI China Real Estate 10/50 Index	17.43%	17.43%
MSCI Emerging Markets Index	8.88%	8.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short term performance of the fund is unusual and investors should not expect such performance to be repeated. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

26

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

Global X MSCI China Utilities ETF

The Global X MSCI China Utilities ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Utilities 10/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of companies in the MSCI China Index (the “Parent Index”) that are classified in the utilities sector, as defined by MSCI, Inc. (“MSCI”) the provider of the Underlying Index. The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the period from the Fund’s commencement date on December 7, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 6.24%, while the Underlying Index increased 6.97%. The Fund had a net asset value of $15.00 per share on December 7, 2018 and ended the reporting period with a net asset value of $15.81 on October 31, 2019.

During the reporting period, the highest returns came from China Resources Gas Group and Huaneng Renewables, which returned 60.99% and 52.64%, respectively. The worst performers were China Longyuan Power Group Corp and China Resources Power Holdings, which returned -27.17% and -25.50%, respectively.

Over the first three quarters of 2019, the 6.2% year-over-year demand-driven expansion of China’s economy provided support to the country’s utility sector. Production and distribution of utilities increased 7.0% year-over-year during the first three quarters of 2019, while electricity power generation increased 3.0% year-over-year. The Chinese government’s policy to promote natural gas as a source of clean energy continued to drive demand, leading to a 9.5% year-over-year increase in natural gas production over the first three quarters of 2019. Investment in utilities continued to increase, clocking growth of 1.9% year-over-year during the first 10 months of 2019. Although China’s investment in clean energy decreased in the first half of 2019, the country remains the world’s biggest spender on clean energy, with deals amounting $28.8 billion in the first half of 2019. The implementation of the Renewable Portfolio Standard (RPS) also helps the renewable energy industry as it integrates renewable energy across the country through market mechanism and lowers curtailment rates.

27

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Utilities ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI China Utilities ETF	6.24%	6.98%
MSCI China Utilities 10/50 Index	6.97%	6.97%
MSCI Emerging Markets Index	8.88%	8.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

28

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Large-Cap 50 ETF

Global X MSCI China Large-Cap 50 ETF

The Global X MSCI China Large-Cap 50 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI China Top 50 Select Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to select the 50 largest equity securities, by free-float market capitalization, of the eligible China equity universe, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The eligible universe includes securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds.

For the period from the Fund’s commencement date on December 7, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 11.27%, while the Underlying Index increased 11.69%. The Fund had a net asset value of $25.00 per share on December 7, 2018 and ended the reporting period with a net asset value of $27.60 on October 31, 2019.

During the reporting period, the highest returns came from Kweichow Moutai and New Oriental Education & Technology Group ADR, which returned 116.25% and 108.61%, respectively. The worst performers were Baidu ADR and PetroChina, which returned -46.41% and -29.96%, respectively.

The Chinese economy managed to expand 6.2% year-over-year in the first three quarters of 2019, despite a global slowdown and trade war-related tensions. Rising wages, rapid urbanization, a growing middle class, and expanding internet connectivity helped drive growth in China’s consumer sector, and retail sales grew 8.2% year-over-year during the first three quarters of 2019. Buoyed by policies stimulating growth, including tax cuts for consumers and businesses, lower reserve ratios for banks, and recovering infrastructure investments, China’s value-added industrial output expanded 5.6% year-over-year during the first three quarters of 2019. Exports grew 5.2% year-over-year, while China’s trade surplus widened 44.2% during the first three quarters of 2019. The Chinese financial sector benefited from the central bank’s policy to reduce reserve ratios and boost liquidity in the financial system. Moreover, Chinese banks managed to increase their assets and improve their risk management capabilities. Many large Chinese companies are also state-owned enterprises, which enjoy significant government support.

29

Management Discussion of Fund Performance (unaudited)
Global X MSCI China Large-Cap 50 ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X MSCI China Large-Cap 50 ETF	11.27%	10.78%
MSCI China Top 50 Select Index	11.69%	11.69%
MSCI Emerging Markets Index	8.88%	8.88%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2018.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

30

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

Global X FTSE Southeast Asia ETF

The Global X FTSE Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the 40 largest and most liquid companies in the five Association of Southeast Asian Nations (“ASEAN”) regions: Singapore, Malaysia, Indonesia, Thailand and the Philippines, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 8.94%, while the Underlying Index increased 9.79%. The Fund had a net asset value of $15.32 per share on October 31, 2018 and ended the reporting period with a net asset value of $15.95 on October 31, 2019.
During the reporting period, the highest returns came from PT Bank Rakyat Indonesia (Persero) Tbk and PT Bank Central Asia Tbk, which returned 49.72% and 45.81%, respectively. The worst performers were PT Hanjaya Mandala Sampoerna Tbk and PTT Global Chemical Plc NVDR, which returned -35.93% and -23.48%, respectively.
Growth slowed in Southeast Asian economies as they were affected by the trade war between the United States and China, resulting in weaker domestic investment, slower economic activity, and reduced trade activity in some cases. However, strong domestic demand in the region supported growth in most of the economies. Indonesia, the region’s largest economy, grew 5.1% year-over-year in the first half of 2019 as 5.3% year-over-year growth in domestic consumption supported growth, despite a slowdown in exports and investments. Malaysia’s economy grew 4.7% year-over-year in the first half of 2019 as private consumption expanded a robust 7.7% year-over-year while investments contracted and exports slowed. In Thailand, export contraction and an investment slowdown dragged economic growth down to 2.6% year-over-year in the first half of 2019, more than offsetting strengthening domestic consumption. Exports from Thailand contracted 6.1% year-over-year during the period, while private consumption increased 4.6%. The Philippines’ economic growth slid but remained high at 5.5% year-over-year in the first half of 2019, driven by a 5.8% year-over-year expansion in private consumption. Singapore’s economic growth slowed to 0.6% year-over-year in the first half of 2019 as exports contracted 1.8% year-over-year. This is compared to 4.4% growth year-over-year in Singapore’s economy driven by 7.6% growth in exports in the first half of 2018 year-over-year.

31

Management Discussion of Fund Performance (unaudited)
Global X FTSE Southeast Asia ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Southeast Asia ETF	8.94%	9.03%	8.31%	8.41%	2.03%	1.92%	3.41%	3.37%
FTSE/ASEAN 40 Index	9.79%	9.79%	9.08%	9.08%	2.72%	2.72%	4.07%	4.07%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	1.78%	1.78%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 16, 2011.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

32

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 15.05%, while the Underlying Index increased 15.61%. The Fund had a net asset value of $8.68 per share on October 31, 2018 and ended the reporting period with a net asset value of $9.54 on October 31, 2019.

During the reporting period, the highest returns came from Interconexion Electrica and Corporacion Financiera Colombiana, which returned 61.01% and 50.12%, respectively. The worst performers were Empresas Copec and Arrow Exploration, which returned -34.30% and -30.38%, respectively.

Colombia’s economy maintained healthy growth, despite a weakening global economy, trade tensions, and a low growth environment in Latin America. Driven by robust private consumption and strong investment, the economy grew 3.3% year-over-year in the third quarter of 2019, after growing 3.4% and 2.8% year-over-year in the first and second quarter of 2019, respectively. As inflation remained within the target range, monetary policy remained accommodative. The low-interest-rate environment improved the flow of consumer credit, driving private consumption and real incomes higher. Investment was boosted by the lower effective corporate tax, as per the recent tax reform, and spending on the 4G infrastructure project. The current account deficit, however, widened in 2019 and stood at -4.2% of gross domestic product in the third quarter of 2019, as the trade gap widened with a decline in commodity exports such as coal, given weak economic performance of key trading partners.

33

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	15.05%	14.65%	3.83%	3.59%	-9.09%	-9.36%	4.62%	4.54%
Hybrid MSCI All Colombia Select 25/50 Index/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	15.61%	15.61%	4.48%	4.48%	-8.39%	-8.39%	5.54%	5.54%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	8.98%	8.98%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on February 5, 2009.
**Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performace reflects contractual fee waivers in effect until March 1, 2018. Absent these waivers performance would have been lower. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses

34

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

35

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 12.08%, while the Underlying Index decreased 11.68%. The Fund had a net asset value of $25.36 per share on October 31, 2018 and ended the reporting period with a net asset value of $21.83 on October 31, 2019.

During the reporting period, the highest returns came from Globant and MercadoLibre, which returned 81.16% and 60.71%, respectively. The worst performers were Edenor and Banco BBVA Argentina (formerly BBVA Banco Frances), which returned -76.05% and  -67.10%, respectively.

Argentina’s economy remained in a recession tied to internal and external imbalances, with growth contracting -6.4% and 1.8% year-over-year in the first and second quarters of 2019, respectively. Although there was some improvement in economic activity and stabilization of the exchange rate, heightened policy uncertainty following President Mauricio Macri’s loss in the August 2019 primary election spiked volatility and adversely impacted the fragile market. Argentinian assets saw a broad sell-off, while the country’s currency, the peso, depreciated significantly. This drove inflation yet higher, reaching 50.5% year-over-year in October 2019. The value of Argentina’s public debt rose as the currency depreciated. While approximately 75% of the sovereign debt is denominated in foreign currency, overall sovereign debt is estimated at 76% of gross domestic product in 2019. Access to new funding dried up, and the authorities announced that they would postpone repayment of some of the debt. The government also introduced temporary currency controls as the government failed to stabilize the peso with a higher interest rate and the sale of foreign exchange reserves. This led Moody’s to downgrade the country’s sovereign debt to “junk” status and Standard & Poor’s to downgrade it to “selective default”.

36

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	-12.08%	-11.80%	-1.72%	-1.81%	1.48%	1.51%	-2.57%	-2.57%
Hybrid FTSE Argentina 20 Index/MSCI All Argentina 25/50 Index**	-11.68%	-11.68%	-2.13%	-2.13%	1.79%	1.79%	-1.99%	-1.99%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	1.74%	1.74%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on March 2, 2011.
**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

37

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Global X MSCI Greece ETF

The Global X MSCI Greece ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 33.57%, while the Underlying Index increased 34.61%. The Fund had a net asset value of $7.68 per share on October 31, 2018 and ended the reporting period with a net asset value of $9.97 on October 31, 2019.

During the reporting period, the highest returns came from Piraeus Bank and Public Power Corporation, which returned 137.07% and 135.39%, respectively. The worst performers were Folli Follie and GasLog, which returned -68.56% and -28.95%, respectively.

Economic expansion continued in Greece, supporting the stock market’s strong performance during the reporting period. The country’s gross domestic product expanded 1.9% year-over-year in the second quarter of 2019 after growing 1.1% year-over-year in the first quarter of 2019. Exports were the primary driver of growth, buoyed by tourism, a strengthening financial system, and a recovery in consumer confidence. Reforms facilitated greater export growth, despite weak external demand. Retrained lending, improved financial conditions, and increasing business confidence supported business investments. Private consumption was boosted as unemployment fell, disposable income grew, and inflation remained muted. Corporate and individual tax cuts also contributed positively to growth. Capital controls were removed in September 2019, and the financial sector continued to strengthen as banks’ non-performing loans declined. Capital market access expanded with Greece’s first issuance of two government bonds since the financial crisis, while low yields reflected investor confidence. Moody’s raised their credit rating for the sovereign by two notches – from B3 to B1 – with a stable outlook, while Standard & Poor’s upgraded it one notch – from B+ to BB-.

38

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	33.57%	32.04%	13.29%	13.25%	-7.12%	-7.14%	-3.98%	-4.10%
Hybrid MSCI All Greece Select 25/50 Index/ FTSE/ATHEX Custom Capped Index**	34.61%	34.61%	14.18%	14.18%	-6.29%	-6.29%	-3.07%	-3.07%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	3.56%	3.56%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on December 7, 2011.
** Reflects performance of the FTSE/ATHEX Custom Capped Index through February 29, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Ratings are measured on a scale that ranges from Aaa (highest) to C (lowest).
There are no assurances that the Fund will meet its stated objectives.
39

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

40

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Norway equity universe, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 9.77%, while the Underlying Index decreased 9.53%. The Fund had a net asset value of $13.97 per share on October 31, 2018 and ended the reporting period with a net asset value of $11.69 on October 31, 2019.

During the reporting period, the highest returns came from Scatec Solar and NEL, which returned 64.79% and 60.61%, respectively. The worst performers were Northern Drilling and Gaming Innovation Group, which returned -69.23% and -68.21%, respectively.

Economic activity remained robust in Norway for most of 2019, with economic growth above the regional average. A rebound in oil sector investments during the year spurred growth, together with housing investment. Household consumption remained strong as wage growth continued and as unemployment fell. The second half of the year saw a fall in consumption as wage growth slowed and electricity prices increased. Economic growth, however, decelerated in the third quarter of 2019 to 0.6% year-over-year from 1.2% year-over-year in the first and second quarters of 2019. A 4.2% decline in oil and gas extraction and overseas shipping also weighed on growth. The slowdown in global economic activity and the trade tensions between the United States and China slowed Norway’s non-oil exports and affected its economic performance.

41

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF	-9.77%	-9.22%	6.44%	6.37%	-0.02%	-0.20%	0.90%	0.86%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	-9.53%	-9.53%	6.71%	6.71%	0.20%	0.20%	1.50%	1.50%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	4.70%	4.70%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 9, 2010.
**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

42

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect the equity market performance of companies in Sweden, Denmark, Norway and Finland, as defined by FTSE International Limited, the provider of the Underlying Index. The starting universe of the Underlying Index is the FTSE All-World Index - Nordic Region. The Underlying Index tracks the equity performance of among the 30 largest and most liquid companies in Sweden, Denmark, Norway and Finland.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 5.44%, while the Underlying Index increased 8.09%. The Fund had a net asset value of $20.82 per share on October 31, 2018 and ended the reporting period with a net asset value of $20.69 on October 31, 2019.

During the reporting period, the highest returns came from Atlas Copco and Orsted, which returned 45.69% and 40.86%, respectively. The worst performers were Nokia Oyj and Swedbank, which returned -33.78% and -31.12%, respectively.

Economic activity in the Nordic region remained modest during the reporting period, as growth slowed in some of the economies. Trade disputes and Brexit-related uncertainty slowed exports and business investments in Sweden. Residential investments contracted and private consumption slowed in Sweden and growth fell to 1.0% year-over-year in the second quarter of 2019. Finland’s economy activity was modest, as domestic demand weakened with consumer and business confidence weighed down by an uncertain global outlook and rising unemployment. Exports also slowed with sluggish growth in key markets. However, growth picked up to 1.9% year-over-year in Finland in the third quarter of 2019. Economic activity remained robust in Norway for most of 2019 spurred by a rebound in oil sector investment, together with housing investment. Growth decelerated in the third quarter of 2019 to 0.6% year-over-year. Construction and manufacturing were flat, while oil and gas extraction and exports slowed, along with non-oil exports – all of which contributed to lower growth. Denmark’s economy grew robustly at 2.3% year-over-year in the third quarter of 2019 driven by resilient exports, especially in pharmaceuticals and machinery. Specialization in these industries also helped Denmark’s industrial sector resist the global trade slowdown.

43

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	5.44%	5.95%	6.82%	6.88%	0.70%	0.65%	6.59%	6.59%
FTSE Nordic 30 Index	8.09%	8.09%	7.68%	7.68%	1.16%	1.16%	6.80%	6.80%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	6.16%	6.16%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
44

Management Discussion of Fund Performance (unaudited)
Global X FTSE Nordic Region ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

45

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Nigeria equity universe, while including a minimum number of constituents, as defined by the index provider MSCI, Inc. (“MSCI”), the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 24.55%, while the Underlying Index decreased 22.19%. The Fund had a net asset value of $17.98 per share on October 31, 2018 and ended the reporting period with a net asset value of $12.23 on October 31, 2019.

During the reporting period, the highest returns came from Diamond Bank and FCMB Group, which returned 73.30% and 15.97%, respectively. The worst performers were Guinness Nigeria and Ecobank Transnational, which returned -65.86% and -55.53%, respectively.

Nigeria’s economy is striving for growth since exiting a recession in 2017. The economy grew 2.3% year-over-year in the third quarter of 2019, accelerating modestly from 2.1% growth year-over-year in the previous two quarters. Domestic demand was low, as private consumption stagnated owing to high inflation, which averaged 11.27% in 12 months to September 2019. Services, particularly information and communication, supported economic growth, while growth in agriculture remained below potential and manufacturing slowed. Oil sector gross domestic product growth remained robust, while there was continued growth in construction, stimulated by higher public investments. The government also borrowed heavily from the domestic market to maintain spending despite low revenues, but crowded out private borrowing and hurt investments. Economic confidence was weakened after President Muhammadu Buhari delayed the appointment of cabinet members upon winning his second term in February 2019, leading to a broader sell-off that bottomed in October. A weak economy and market-unfriendly policies, such as border shutdowns kept investor sentiment low through the reporting period.

46

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-24.55%	-23.53%	-6.29%	-7.34%	-21.78%	-21.86%	-18.88%	-18.36%
Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index**	-22.19%	-22.19%	-3.56%	-3.56%	-19.63%	-19.63%	-16.93%	-16.93%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	2.70%	2.70%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on April 2, 2013.
**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performance reflects contractual fee waivers in effect from its inception through February 29, 2016. Absent these waivers performance would have been lower. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
47

Management Discussion of Fund Performance (unaudited)
Global X MSCI Nigeria ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

48

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

Global X MSCI Next Emerging & Frontier ETF

The Global X MSCI Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Select Emerging and Frontier Markets Access Index (“Underlying Index”). On January 16, 2019, the name of the Fund changed from the Global X Next Emerging & Frontier ETF to the Global X MSCI Next Emerging & Frontier ETF to reflect a change to the Fund’s Index Provider from Solactive AG to MSCI, Inc. and a change in the Fund’s underlying index from the Solactive Next Emerging & Frontier Index to the MSCI Select Emerging and Frontier Markets Access Index. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect equity performance of select emerging markets and frontier markets companies while maintaining diversification across individual countries, sectors and issuers. The Underlying Index is constructed from the MSCI EFM ex BRICKT (Brazil, Russia, India, China, South Korea & Taiwan) Index (the “Parent Index”). Securities from the Parent Index are classified into emerging markets countries and frontier markets countries based on the market classification approach of MSCI, Inc., the provider of the Underlying Index. Constituents within each classification are weighted by free float adjusted market capitalization subject to applicable country, sector, and issuer capping constraints.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 4.29%, while the Underlying Index increased 5.18%. The Fund had a net asset value of $20.22 per share on October 31, 2018 and ended the reporting period with a net asset value of $20.09 on October 31, 2019.

During the reporting period, the highest returns came from Alpha Bank AE and Aldar Properties PJSC, which returned 77.61% and 67.68%, respectively. The worst performers were Grupo Financiero Galicia ADR and Pampa Energia, which returned -63.21% and -59.87%, respectively.

Given the strong trade ties many emerging and frontier market economies have to China, slower growth in China and ongoing United States-China trade tensions negatively impact many emerging and frontier market equities. Several of these markets also depend on commodity exports, are oil-price sensitive, and rely on dollar weakness to fuel economic expansion. Oil prices, which initially increased, began falling in the second quarter of 2019 amid concerns about weak global demand and robust oil production, with crude oil price down 18% year-over-year in the third quarter of 2019. Agriculture and metal prices also trended down as trade tensions, weak global growth, and weakness in manufacturing weighed on demand. The United States dollar appreciated as the global economy slowed and other major central banks cut rates faster. This increased the borrowing cost for emerging and frontier market countries and reduced the value of their stocks in dollar terms.

49

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Next Emerging & Frontier ETF	4.29%	5.13%	2.98%	2.53%	-2.10%	-1.89%	-1.42%	-1.38%
Hybrid Solactive Next Emerging & Frontier Index/ MSCI Select Emerging and Frontier Markets Access Index**	5.18%	5.18%	3.66%	3.66%	-1.44%	-1.44%	-0.74%	-0.74%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.93%	2.93%	2.85%	2.85%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 6, 2013.
** Reflects performance of the Solactive Next Emerging & Frontier Index through January 15, 2019 and the MSCI Select Emerging and Frontier Markets Access Index thereafter.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and

50

Management Discussion of Fund Performance (unaudited)
Global X MSCI Next Emerging & Frontier ETF

all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

51

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

Global X MSCI Portugal ETF

The Global X MSCI Portugal ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Portugal Plus 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Portugal equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. (“MSCI”), the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 2.72%, while the Underlying Index increased 2.65%. The Fund had a net asset value of $11.24 per share on October 31, 2018 and ended the reporting period with a net asset value of $10.71 on October 31, 2019.

During the reporting period, the highest returns came from Jeronimo Martins and EDP Renovaveis, which returned 39.57% and 27.77%, respectively. The worst performers were Banco Espirito Santo and Sonae Industria SGPS which, returned -66.67% and -52.89%, respectively.

Economic activity remained dynamic in Portugal, backed by strong domestic demand and the economy grew 1.9% year-over-year in the second quarter of 2019 following 2.1% growth in the first quarter 2019, backed by higher than average growth in the European Union. Private consumption remained robust as a tight labor market pushed up wages and as inflation remained low at 0.5%. Unemployment stood at 6.6%, in September 2019. Amid low interest rates and high capacity utilization, business investment continued to grow. Investments increased 7.7% year-over-year in the second quarter of 2019. Corporations’ financial statements continued to improve after a period of increased profitability and decreased leverage. Banks’ balance sheets also continued improving, lowering their non-performing loan exposure, which supported credit growth. Portugal’s fiscal policy remained prudent and government debt continued to decline, reaching 121.2% of gross domestic product in June 2019 versus 125.5% in October 2018.

52

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Portugal ETF	2.72%	3.53%	7.90%	7.84%	0.93%	0.86%	-2.11%	-2.13%
Hybrid FTSE Portugal 20 Index/MSCI All Portugal Plus 25/50 Index**	2.65%	2.65%	7.90%	7.90%	0.94%	0.94%	-1.99%	-1.99%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	3.68%	3.68%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on November 12, 2013.
** Hybrid index performance reflects the performance of the FTSE Portugal 20 Index through December 5, 2016, and the MSCI All Portugal Plus 25/50 Index thereafter.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
53

Management Discussion of Fund Performance (unaudited)
Global X MSCI Portugal ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above and on previous page.

54

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF

The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents, as defined by MSCI, Inc.(“MSCI”), the provider of the Underlying Index. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 30.73%, while the Underlying Index decreased 29.97%. The Fund had a net asset value of $10.26 per share on October 31, 2018 and ended the reporting period with a net asset value of $6.58 on October 31, 2019.

During the reporting period, the highest returns came from Askari Bank and Fauji Fertilizer, which returned 3.23% and -8.82%, respectively. The worst performers were Maple Leaf Cement Factory and National Refinery, which returned -66.42% and -65.05%, respectively.

Pakistan’s economy faced significant challenges amid slow economic growth and macroeconomic instability. In an effort to address its twin deficits issues of high current account and fiscal deficits, the government obtained financial support from the International Monetary Fund (“IMF”) and implemented an IMF stabilization program. To improve its fiscal balance, the government reduced development spending and increased energy prices. After the exchange rate was liberalized to be more market-determined, the Pakistani rupee depreciated roughly 11% in the first three quarters of 2019 before stabilizing against the United States dollar. This depreciation, together with higher domestic fuel prices, pushed up average inflation to 7.3% in fiscal year (“FY”) 2019. The central bank raised policy rates by 5.75%, and the rate was 12.25% at the end of FY 2019. These factors led to a deceleration in economic growth to 3.3% during FY 2019, with all sectors – including agriculture, industry and services – falling significantly during the period. Investments contracted 8.9%, while private consumption growth fell to 4.1% in FY 2019. The fiscal deficit widened to 8.9% in FY 2019, while public debt stood at 84.8% of gross domestic product, substantially higher than the 60% threshold stipulated in the Fiscal Responsibility and Debt Limitation Act. The current account deficit as a percentage of gross domestic product, however, eased to 4.8% in FY 2019 from 6.3% in the previous year as the currency depreciated.

55

Management Discussion of Fund Performance (unaudited)
Global X MSCI Pakistan ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	-30.73%	-29.78%	-19.38%	-19.71%	-12.78%	-13.01%
MSCI All Pakistan Select 25/50 Index	-29.97%	-29.97%	-18.16%	-18.16%	-11.06%	-11.06%
MSCI Emerging Markets Index	11.86%	11.86%	7.36%	7.36%	2.39%	2.39%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on April 22, 2015.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

56

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

Global X DAX Germany ETF

The Global X DAX Germany ETF (“Fund”) seeks to provide investment results that closely correspond, before fees and expenses, generally to the price and yield performance of the DAX® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the segment of the largest and most actively traded companies - known as blue chips - on the German equities market. The Underlying Index contains the shares of among the 30 largest German companies in terms of liquidity and free-float market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 9.98%, while the Underlying Index increased 10.67%. The Fund had a net asset value of $25.92 per share on October 31, 2018 and ended the reporting period with a net asset value of $27.28 on October 31, 2019.

During the reporting period, the highest returns came from RWE and Munich Reinsurance Company, which returned 61.35% and 34.68%, respectively. The worst performers were Thyssenkrupp and Wirecard, which returned -33.02% and -32.31%, respectively.

Economic activity in Germany was the weakest since the financial crisis, with growth at a modest 0.5% year-over-year in the third quarter of 2019 versus 0.3% and 1.0% year-over-year in the second quarter of 2019 and first quarter of 2019, respectively. The export-led economy was affected by declines in export orders and industrial production, as global trade slowed. The German industry remains in a recession, while trade-related and Brexit-related uncertainty undermine business confidence and slow investments. A decline in production is widespread among manufacturing. The automobile industry is facing added challenges from a structural shift to low-emission vehicles. The consumer services sector remains largely unaffected, but falling business expectations in business services suggest that the effects of a troubled manufacturing is spreading to business services. The construction sector, however, remained strong. Private consumption remains the pillar of the economy, growing 1.8% year-over-year in the third quarter of 2019. Rising disposable income buoyed by higher wages and fiscal support are lifting consumer confidence and driving private consumption in the economy.

57

Management Discussion of Fund Performance (unaudited)
Global X DAX Germany ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X DAX Germany ETF*	9.98%	10.20%	6.38%	6.34%	3.34%	3.28%	3.91%	9.30%
DAX® Index	10.67%	10.67%	7.08%	7.08%	4.20%	4.20%	4.83%	4.83%
MSCI EAFE Index	11.04%	11.04%	8.48%	8.48%	4.31%	4.31%	4.79%	4.79%

Growth of a $10,000 Investment
(At Net Asset Value)

*Fund commenced operations on October 22, 2014. The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above and on previous page.

58

Schedule of Investments	October 31, 2019
Global X MSCI China Consumer Discretionary ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 59.8%
Consumer Discretionary — 59.8%
Alibaba Group Holding ADR *	72,308	$12,774,654
Baozun ADR * (A)	53,179	2,314,350
BYD, Cl A	107,994	656,888
China Grand Automotive Services Group, Cl A	481,353	246,667
China International Travel Service, Cl A	116,658	1,496,178
China Shipbuilding Industry Group Power, Cl A	101,348	301,541
Chongqing Changan Automobile, Cl A	229,483	233,241
Ctrip.com International ADR *	237,780	7,844,362
Fuyao Glass Industry Group, Cl A	118,451	357,304
Gree Electric Appliances of Zhuhai, Cl A	179,600	1,496,529
Guangzhou Automobile Group, Cl A	139,340	227,267
Haier Smart Home, Cl A	363,119	824,726
Hangzhou Robam Appliances, Cl A	55,332	247,494
HLA, Cl A	175,303	191,113
Huayu Automotive Systems, Cl A	187,517	668,387
Huazhu Group ADR	118,549	4,488,265
JD.com ADR *	321,878	10,026,500
Li Ning	1,548,500	5,265,260
Liaoning Cheng Da, Cl A *	89,200	177,523
Midea Group, Cl A	205,906	1,622,193

The accompanying notes are an integral part of the financial statements.
59

Schedule of Investments	October 31, 2019
Global X MSCI China Consumer Discretionary ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
New Oriental Education & Technology Group ADR *	69,837	$8,524,304
NIO ADR * (A)	732,783	1,062,535
Oppein Home Group, Cl A	16,425	257,404
Pinduoduo ADR *	161,838	6,615,937
SAIC Motor, Cl A	465,400	1,552,511
Shandong Linglong Tyre, Cl A	70,132	208,764
Shenzhen Overseas Chinese Town, Cl A	486,600	486,279
Songcheng Performance Development, Cl A	85,700	360,092
Suning.com, Cl A	555,100	831,312
TAL Education Group ADR *	200,995	8,604,596
TCL, Cl A	801,305	374,226
Vipshop Holdings ADR *	471,953	5,446,338
Wanxiang Qianchao, Cl A	158,372	113,755
Weifu High-Technology Group, Cl A	48,100	114,572
Yum China Holdings	173,875	7,389,688
Zhejiang Semir Garment, Cl A	104,887	165,713
TOTAL CHINA		93,568,468
HONG KONG— 40.2%
Consumer Discretionary — 40.2%
ANTA Sports Products	672,096	6,585,730
BAIC Motor, Cl H	2,153,800	1,341,024
Bosideng International Holdings	4,262,400	2,207,962
Brilliance China Automotive Holdings	3,618,400	4,007,261
BYD, Cl H (A)	648,300	3,052,205
China Education Group Holdings (A)	795,600	1,191,720
China First Capital Group *	3,959,200	1,126,480
Dongfeng Motor Group, Cl H	3,608,446	3,627,921
Fuyao Glass Industry Group, Cl H	666,300	1,887,271
Geely Automobile Holdings	3,317,000	6,305,842
GOME Electrical Appliances Holding (A)	12,735,600	1,153,690
Great Wall Motor, Cl H	4,121,597	3,355,039

The accompanying notes are an integral part of the financial statements.
60

Schedule of Investments	October 31, 2019
Global X MSCI China Consumer Discretionary ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Guangzhou Automobile Group, Cl H	3,503,723	$3,509,222
Haidilao International Holding	483,000	2,341,758
Haier Electronics Group	1,425,800	4,074,910
HengTen Networks Group * (A)	30,037,400	433,064
Meituan Dianping, Cl B *	601,200	7,183,533
Nexteer Automotive Group	1,179,900	1,101,965
Shenzhou International Group Holdings	422,762	5,857,835
Zhongsheng Group Holdings	755,000	2,509,378
TOTAL HONG KONG		62,853,810
TOTAL COMMON STOCK
(Cost $152,988,142)		156,422,278

SHORT-TERM INVESTMENT(B)(C) — 0.5%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $850,269)	850,269	850,269

REPURCHASE AGREEMENT(B) — 3.9%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $6,120,630 (collateralized by U.S. Treasury Obligations, ranging in par value $640,314 - $931,183, 3.000%, 09/30/2025, with a total market value of $6,227,412)

(Cost $6,120,344)	$6,120,344	6,120,344
TOTAL INVESTMENTS — 104.4%
(Cost $159,958,755)		$163,392,891

Percentages are based on Net Assets of $156,485,591.

The accompanying notes are an integral part of the financial statements.
61

Schedule of Investments	October 31, 2019
Global X MSCI China Consumer Discretionary ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $6,624,335.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $6,970,613.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$156,422,278	$—	$—	$156,422,278
Short-Term Investment	850,269	—	—	850,269
Repurchase Agreement	—	6,120,344	—	6,120,344
Total Investments in Securities	$157,272,547	$6,120,344	$—	$163,392,891

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
62

Schedule of Investments	October 31, 2019
Global X MSCI China Energy ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 36.9%
Energy — 36.9%
China Petroleum & Chemical, Cl A	3,500	$2,434
China Shenhua Energy, Cl A	1,000	2,618
China Shipping Development, Cl H	98,000	42,262
Guanghui Energy, Cl A	108,900	50,859
Inner Mongolia Yitai Coal, Cl B	78,699	68,704
Offshore Oil Engineering, Cl A	70,300	60,175
PetroChina, Cl A	2,900	2,420
PetroChina, Cl H	275,763	135,459
Shaanxi Coal Industry, Cl A	49,000	58,288
Shanxi Lu’an Environmental Energy Development, Cl A	52,057	51,801
Shanxi Xishan Coal & Electricity Power, Cl A	63,700	51,270
Yanzhou Coal Mining, Cl A	35,000	51,621
TOTAL CHINA		577,911
HONG KONG— 62.9%
Energy — 62.9%
Anton Oilfield Services Group	524,600	52,208
China Coal Energy, Cl H	171,541	68,505
China LNG Group *	750,200	52,644
China Oilfield Services, Cl H	57,786	80,659
China Petroleum & Chemical, Cl H	237,797	136,531
China Shenhua Energy, Cl H	69,530	141,407
China Suntien Green Energy, Cl H	219,400	63,824
CNOOC	93,085	139,668
Honghua Group *	786,800	48,687
Sinopec Kantons Holdings	145,700	59,487

The accompanying notes are an integral part of the financial statements.
63

Schedule of Investments	October 31, 2019
Global X MSCI China Energy ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Wison Engineering Services	445,100	$51,111
Yanzhou Coal Mining, Cl H	87,125	88,596
TOTAL HONG KONG		983,327
TOTAL COMMON STOCK
(Cost $1,857,360)		1,561,238
TOTAL INVESTMENTS — 99.8%
(Cost $1,857,360)		$1,561,238

Percentages are based on Net Assets of $1,563,916.

*	Non-income producing security.

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
64

Schedule of Investments	October 31, 2019
Global X MSCI China Financials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 14.6%
Financials — 14.6%
Agricultural Bank of China, Cl A	612,200	$316,326
Anxin Trust, Cl A	116,800	69,636
Avic Capital, Cl A	138,000	89,524
Bank of Beijing, Cl A	209,200	164,517
Bank of Chengdu, Cl A	67,500	80,774
Bank of China Ltd., Cl A	337,300	177,157
Bank of Communications, Cl A	388,700	309,541
Bank of Guiyang, Cl A	65,320	84,749
Bank of Hangzhou, Cl A	77,945	99,580
Bank of Jiangsu, Cl A	129,900	130,367
Bank of Nanjing, Cl A	100,884	123,587
Bank of Ningbo, Cl A	51,500	197,457
Bank of Shanghai, Cl A	138,398	183,296
Caitong Securities, Cl A	60,400	85,310
Changjiang Securities, Cl A	88,400	85,456
China CITIC Bank Corp Ltd., Cl A	101,600	88,409
China Construction Bank, Cl A	12,700	13,142
China Everbright Bank CO, Cl A	395,500	243,656
China Life Insurance CO., Cl A	2,902	13,780
China Merchants Bank, Cl A	151,729	764,606
China Merchants Securities, Cl A	61,700	143,988
China Minsheng Banking, Cl A	350,700	306,162

The accompanying notes are an integral part of the financial statements.
65

Schedule of Investments	October 31, 2019
Global X MSCI China Financials ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
China Pacific Insurance Group, Cl A	63,200	$309,601
CITIC Securities, Cl A	98,300	302,799
Dongxing Securities, Cl A	52,600	81,237
East Money Information, Cl A	71,300	151,008
Everbright Securities, Cl A	60,557	98,512
First Capital Securities, Cl A	86,200	81,616
Founder Securities, Cl A	109,400	104,514
GF Securities CO Ltd., Cl A *	68,900	134,188
Guosen Securities, Cl A	56,245	97,645
Guotai Junan Securities CO, Cl A	74,744	181,007
Guoyuan Securities, Cl A	64,100	76,887
Haitong Securities CO Ltd., Cl A	83,100	166,326
Hithink RoyalFlush Information Network, Cl A	8,300	114,533
Huaan Securities CO Ltd., Cl A	82,200	73,511
Huatai Securities CO Ltd., Cl A	64,600	160,018
Huaxi Securities, Cl A	55,400	74,945
Huaxia Bank, Cl A	135,000	143,534
Hubei Biocause Pharmaceutical, Cl A	133,500	129,053
Industrial & Commercial Bank of China, Cl A	21,700	18,205
Industrial Bank, Cl A	209,500	556,712
Industrial Securities, Cl A	104,200	94,369
New China Life Insurance C, Cl A	21,117	143,045
Noah Holdings ADR * (A)	13,046	395,163
Orient Securities, Cl A	75,600	107,316
Ping An Bank, Cl A	10,800	24,928
Ping An Insurance Group of China CO, Cl A	2,400	30,021
SDIC Capital, Cl A	52,700	91,715
Shanghai Pudong Development Bank, Cl A	294,014	522,115
Shanxi Securities, Cl A	65,100	71,988
Shenwan Hongyuan Group, Cl A	230,800	156,932
Sinolink Securities, Cl A	60,600	73,205

The accompanying notes are an integral part of the financial statements.
66

Schedule of Investments	October 31, 2019
Global X MSCI China Financials ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
SooChow Securities, Cl A	60,000	$77,420
Southwest Securities, Cl A	117,000	74,073
Western Securities, Cl A	62,100	78,015
TOTAL CHINA		8,767,176
HONG KONG— 85.3%
Financials — 85.3%
Agricultural Bank of China, Cl H	5,386,288	2,219,747
Bank of China, Cl H	12,439,134	5,094,558
Bank of Communications CO, Cl H	1,962,371	1,342,015
China Cinda Asset Management, Cl H	2,977,400	619,207
China Citic Bank Corp Ltd., Cl H	2,162,422	1,255,345
China Construction Bank, Cl H	6,825,026	5,494,713
China Ding Yi Feng Holdings (B)(C)	399,600	459,354
China Everbright	366,300	544,003
China Everbright Bank CO L, Cl H	1,284,500	591,633
China Galaxy Securities, Cl H	1,270,600	650,077
China Huarong Asset Management, Cl H	3,602,000	533,105
China International Capital, Cl H	465,200	851,139
China Life Insurance, Cl H	1,098,340	2,858,764
China Merchants Bank, Cl H	638,734	3,056,066
China Minsheng Banking, Cl H	1,604,026	1,123,557
China Pacific Insurance Group, Cl H	507,012	1,843,633
China Reinsurance Group, Cl H	2,823,900	461,180
China Taiping Insurance Holdings	416,430	940,431
Chongqing Rural Commercial Bank, Cl H	1,125,000	601,420
CITIC Securities CO Ltd., Cl H	554,496	1,021,591
Far East Horizon	765,000	725,206
GF Securities CO Ltd., Cl H	515,500	538,671
Guotai Junan Securities CO, Cl H	361,100	552,866
Haitong Securities CO Ltd., Cl H	884,600	906,304
Huatai Securities CO Ltd., Cl H	479,600	714,716
Industrial & Commercial Bank of China, Cl H	7,872,437	5,664,997

The accompanying notes are an integral part of the financial statements.
67

Schedule of Investments	October 31, 2019
Global X MSCI China Financials ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Financials — continued
New China Life Insurance C, Cl H	228,211	$889,527
People’s Insurance Group of China, Cl H	2,376,500	1,003,638
PICC Property & Casualty, Cl H	1,445,563	1,835,150
Ping An Insurance Group of China, Cl H	445,014	5,152,662
Postal Savings Bank of China, Cl H	1,946,500	1,249,205
ZhongAn Online P&C Insurance, Cl H * (A)	155,500	519,808
TOTAL HONG KONG		51,314,288
TOTAL COMMON STOCK
(Cost $67,932,895)		60,081,464

SHORT-TERM INVESTMENT(D)(E) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $59,196)	59,196	59,196

REPURCHASE AGREEMENT(D) — 0.7%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $426,124 (collateralized by U.S. Treasury Obligations, ranging in par value $44,579 - $64,830, 3.000%, 09/30/2025, with a total market value of $433,559)

(Cost $426,104)	$426,104	426,104
TOTAL INVESTMENTS — 100.7%
(Cost $68,418,195)		$60,566,764

Percentages are based on Net Assets of $60,159,862.

The accompanying notes are an integral part of the financial statements.
68

Schedule of Investments	October 31, 2019
Global X MSCI China Financials ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $461,609.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $459,354 and represents 0.8% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $485,300.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class
Ltd. — Limited

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$59,622,110	$—	$459,354	$60,081,464
Short-Term Investment	59,196	—	—	59,196
Repurchase Agreement	—	426,104	—	426,104
Total Investments in Securities	$59,681,306	$426,104	$459,354	$60,566,764

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
69

Schedule of Investments	October 31, 2019
Global X MSCI China Industrials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.1%
CHINA— 60.8%
Industrials — 60.8%
51job ADR *	517	$40,724
AECC Aviation Power, Cl A	2,000	6,002
Air China, Cl A	3,600	4,242
Air China, Cl H	37,200	32,939
AVIC Aircraft, Cl A	2,500	5,327
AVIC Shenyang Aircraft, Cl A *	800	3,340
China Avionics Systems, Cl A	1,300	2,593
China Communications Construction, Cl A	2,500	3,339
China Communications Construction, Cl H	91,443	69,653
China Communications Services, Cl H	48,700	30,136
China COSCO Holdings, Cl H *	52,632	19,743
China Eastern Airlines, Cl A	8,900	6,544
China Gezhouba Group, Cl A	4,200	3,416
China International Marine Containers Group, Cl A	1,360	1,873
China National Chemical Engineering, Cl A	4,500	3,820
China Railway Construction, Cl A	10,500	13,981
China Railway Construction, Cl H	40,801	44,665
China Railway Group, Cl A	17,100	13,982
China Railway Group, Cl H	78,298	47,252
China Shipbuilding Industry, Cl A	20,900	15,724
China Southern Airlines, Cl A	7,800	7,374
China Southern Airlines, Cl H	33,700	20,811
China Spacesat, Cl A	1,100	3,266
China State Construction Engineering, Cl A	38,500	28,637
Contemporary Amperex Technology, Cl A	700	6,827
COSCO SHIPPING Development, Cl A	7,200	2,545

The accompanying notes are an integral part of the financial statements.
70

Schedule of Investments	October 31, 2019
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
COSCO SHIPPING Holdings, Cl A *	5,900	$3,861
CRRC	90,253	60,455
CRRC, Cl A	22,300	22,792
Daqin Railway, Cl A	13,600	14,730
Dongfang Electric, Cl A	2,500	3,137
Fangda Carbon New Material, Cl A *	2,488	3,779
Fosun International	52,900	69,384
Guangshen Railway, Cl A	5,100	2,237
Haitian International Holdings	13,226	31,286
Jiangsu Expressway, Cl H	24,919	33,129
Metallurgical Corp of China, Cl A	16,300	6,340
Metallurgical Corp of China, Cl H	58,700	12,433
NARI Technology, Cl A	4,200	13,087
Ningbo Zhoushan Port, Cl A	8,000	4,179
Power Construction Corp of China, Cl A	11,600	7,344
Sany Heavy Industry, Cl A	7,700	14,723
SF Holding, Cl A	1,100	6,188
Shanghai Construction Group, Cl A	8,100	3,921
Shanghai Electric Group, Cl A	7,300	5,057
Shanghai Electric Group, Cl H	54,871	16,802
Shanghai International Airport, Cl A	900	9,741
Shanghai International Port Group, Cl A	7,700	6,351
Shanghai Tunnel Engineering, Cl A	2,800	2,313
Shenzhen Inovance Technology, Cl A	1,500	5,308
Sinopec Engineering Group, Cl H	28,300	16,212
Sinotrans, Cl H	42,900	12,644
Sinotruk Hong Kong	14,100	21,372
Spring Airlines, Cl A	900	5,518
Suzhou Gold Mantis Construction Decoration, Cl A	2,400	2,722
TBEA, Cl A	3,400	3,098
Tus-Sound Environmental Resources, Cl A	1,500	1,846
The accompanying notes are an integral part of the financial statements.
71

Schedule of Investments	October 31, 2019
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Weichai Power, Cl A	5,500	$9,025
Weichai Power, Cl H	40,096	63,333
XCMG Construction Machinery, Cl A	7,100	4,556
Xiamen C & D, Cl A	2,600	3,133
Xinjiang Goldwind Science & Technology, Cl A	3,147	5,615
Yunda Holding, Cl A	1,300	6,068
Zhejiang Chint Electrics, Cl A	2,000	6,479
Zhejiang Expressway, Cl H	29,140	23,906
Zhengzhou Yutong Bus, Cl A	2,000	4,060
Zhuzhou CRRC Times Electric, Cl H	11,323	42,113
Zoomlion Heavy Industry Science and Technology, Cl A	5,800	4,816
ZTO Express Cayman ADR	6,597	145,134
TOTAL CHINA		1,178,982
HONG KONG— 39.3%
Industrials — 39.3%
AviChina Industry & Technology, Cl H	51,090	24,184
Beijing Capital International Airport, Cl H	35,031	33,209
BOC Aviation	4,270	40,152
China Conch Venture Holdings	33,600	131,610
China Eastern Airlines, Cl H	37,000	18,505
China Everbright International	76,150	57,615
China Merchants Holdings International	27,531	43,135
China State Construction International Holdings	41,810	38,515
Citic Pacific	120,200	157,962
COSCO Pacific	35,530	27,970
Country Garden Services Holdings	24,800	84,326
Greentown Service Group	22,600	25,692
Shanghai Industrial Holdings	9,939	18,515
Shenzhen International Holdings	19,806	40,331

The accompanying notes are an integral part of the financial statements.
72

Schedule of Investments	October 31, 2019
Global X MSCI China Industrials ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
Xinjiang Goldwind Science & Technology, Cl H	15,771	$18,854
TOTAL HONG KONG		760,575
TOTAL COMMON STOCK
(Cost $2,358,263)		1,939,557
TOTAL INVESTMENTS — 100.1%
(Cost $2,358,263)		$1,939,557

Percentages are based on Net Assets of $1,938,417.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
73

Schedule of Investments	October 31, 2019
Global X MSCI China Materials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 82.5%
Materials — 82.5%
Aluminum Corp of China, Cl A *	31,500	$15,158
Aluminum Corp of China, Cl H *	281,639	83,726
Angang Steel, Cl A	23,010	9,766
Angang Steel, Cl H	123,841	41,556
Anhui Conch Cement, Cl A	1,100	6,583
Anhui Conch Cement, Cl H	33,900	203,070
Baoshan Iron & Steel, Cl A	52,200	42,977
BBMG, Cl A	30,500	14,114
BBMG, Cl H	191,540	54,986
China Hongqiao Group	128,400	71,427
China Molybdenum, Cl A	41,400	19,981
China Molybdenum, Cl H	254,954	80,672
China National Building Material, Cl H	237,000	200,179
China Northern Rare Earth Group High-Tech, Cl A	11,600	16,549
China Zhongwang Holdings	141,300	58,772
Ganfeng Lithium, Cl A	4,300	13,313
Hengli Petrochemical, Cl A	16,820	38,465
Hengyi Petrochemical, Cl A	8,500	17,314
Hesteel, Cl A	36,700	12,920
Inner Mongolia BaoTou Steel Union, Cl A	130,400	25,359
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	26,100	10,967
Jiangxi Copper, Cl A	6,300	12,645
Jiangxi Copper, Cl H	83,591	98,014
Jinduicheng Molybdenum, Cl A	11,600	11,790
Maanshan Iron & Steel, Cl A	25,800	9,742

The accompanying notes are an integral part of the financial statements.
74

Schedule of Investments	October 31, 2019
Global X MSCI China Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Maanshan Iron & Steel, Cl H	129,025	$48,893
MMG *	204,200	42,728
Real Gold Mining *(A)(B)	97,864	—
Rongsheng Petro Chemical, Cl A	12,300	19,241
Shandong Gold Mining, Cl A	7,300	32,932
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	15,400	8,788
Sinopec Shanghai Petrochemical, Cl A	18,700	10,512
Sinopec Shanghai Petrochemical, Cl H	253,150	70,412
Tianqi Lithium, Cl A	3,800	13,566
Tongling Nonferrous Metals Group, Cl A	45,500	14,016
Transfar Zhilian, Cl A	10,100	10,796
Wanhua Chemical Group, Cl A	8,800	56,975
Zhaojin Mining Industry	74,984	83,329
Zhejiang Huayou Cobalt, Cl A	4,030	14,044
Zhejiang Longsheng Group, Cl A	12,300	24,147
Zhongjin Gold, Cl A	14,400	16,823
Zijin Mining Group, Cl A	49,600	23,798
Zijin Mining Group, Cl H	387,459	133,970
TOTAL CHINA		1,795,015
HONG KONG— 17.3%
Materials — 17.3%
China Lumena New Materials *(A)(B)	1,950	—
China Oriental Group	84,500	29,540
China Resources Cement Holdings	166,500	182,694
Lee & Man Paper Manufacturing	108,800	60,663
Nine Dragons Paper Holdings	117,670	102,391
TOTAL HONG KONG		375,288
TOTAL COMMON STOCK
(Cost $2,738,833)		2,170,303
TOTAL INVESTMENTS — 99.8%
(Cost $2,738,833)		$2,170,303

Percentages are based on Net Assets of $2,175,104.

The accompanying notes are an integral part of the financial statements.
75

Schedule of Investments	October 31, 2019
Global X MSCI China Materials ETF

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $0 and represents 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$2,170,303	$—	$—	$2,170,303
Total Investments in Securities	$2,170,303	$—	$—	$2,170,303

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
76

Schedule of Investments	October 31, 2019
Global X MSCI China Communication Services ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 80.2%
Communication Services — 80.2%
58.com ADR *	15,730	$830,701
Autohome ADR *	10,201	862,597
Baidu ADR *	18,859	1,920,789
China Film, Cl A	197,681	373,775
China South Publishing & Media Group, Cl A	228,172	374,421
China Telecom, Cl H	1,940,000	826,722
China United Network Communications, Cl A	763,000	665,018
Chinese Universe Publishing and Media Group, Cl A	174,950	295,282
CITIC Guoan Information Industry, Cl A	497,200	244,201
Focus Media Information Technology, Cl A	843,600	718,503
Giant Network Group, Cl A	171,500	433,579
iQIYI ADR * (A)	39,680	691,623
Mango Excellent Media, Cl A	133,390	511,243
Momo ADR	25,351	849,766
NetEase ADR	5,832	1,667,136
Oriental Pearl Group, Cl A	341,300	436,033
Perfect World, Cl A	111,440	466,663
SINA *	19,009	752,756
Tencent Holdings	42,685	1,747,113
Tencent Music Entertainment Group ADR *	139	1,924
Weibo ADR *	18,657	917,738

The accompanying notes are an integral part of the financial statements.
77

Schedule of Investments	October 31, 2019
Global X MSCI China Communication Services ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Communication Services — continued
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	207,451	$538,015
YY ADR *	13,597	772,853
TOTAL CHINA		16,898,451
HONG KONG— 19.7%
Communication Services — 19.7%
Alibaba Pictures Group *	4,073,900	670,520
China Literature *	1,200	4,723
China Mobile	214,300	1,744,433
China Tower, Cl H	3,845,700	848,854
China Unicom Hong Kong	878,500	870,911
National Agricultural Holdings *(B)(C)	204,200	4,651
TOTAL HONG KONG		4,144,092
TOTAL COMMON STOCK
(Cost $23,528,613)		21,042,543

SHORT-TERM INVESTMENT(D)(E) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $65,342)	65,342	65,342

REPURCHASE AGREEMENT(D) — 2.2%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $470,360 (collateralized by U.S. Treasury Obligations, ranging in par value $49,207 - $71,560, 3.000%, 09/30/2025, with a total market value of $478,567)

(Cost $470,338)	$470,338	470,338
TOTAL INVESTMENTS — 102.4%
(Cost $24,064,293)		$21,578,223

The accompanying notes are an integral part of the financial statements.
78

Schedule of Investments	October 31, 2019
Global X MSCI China Communication Services ETF

Percentages are based on Net Assets of $21,071,212.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $518,717.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $4,651 and represents 0.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $535,680.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$21,037,892	$—	$4,651	$21,042,543
Short-Term Investment	65,342	—	—	65,342
Repurchase Agreement	—	470,338	—	470,338
Total Investments in Securities	$21,103,234	$470,338	$4,651	$21,578,223

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
79

Schedule of Investments	October 31, 2019
Global X MSCI China Consumer Staples ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 58.7%
Consumer Staples — 58.7%
Beijing Dabeinong Technology Group, Cl A	24,700	$16,970
Foshan Haitian Flavouring & Food, Cl A	4,461	70,721
Henan Shuanghui Investment & Development, Cl A	8,840	37,457
Hengan International Group	25,600	178,991
Inner Mongolia Yili Industrial Group, Cl A	12,800	52,692
Jiangsu Yanghe Brewery Joint-Stock, Cl A	3,225	46,141
Kweichow Moutai, Cl A	1,180	197,655
Luzhou Laojiao, Cl A	3,617	44,772
Muyuan Foodstuff, Cl A	4,300	60,124
New Hope Liuhe, Cl A	12,100	37,891
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,810	35,501
Tongwei, Cl A	13,800	24,918
Tsingtao Brewery, Cl A	1,200	8,006
Tsingtao Brewery, Cl H	13,000	75,552
Want Want China Holdings	199,500	168,505
Wens Foodstuffs Group	10,400	59,465
Wuliangye Yibin, Cl A	4,906	91,982
Yonghui Superstores, Cl A	25,200	29,834
TOTAL CHINA		1,237,177
HONG KONG— 41.0%
Consumer Staples — 41.0%
China Agri-Industries Holdings	178,300	58,920
China Mengniu Dairy	46,200	184,795
China Resources Beer Holdings	37,900	195,117
Dali Foods Group	109,500	75,024
Sun Art Retail Group	87,200	89,117

The accompanying notes are an integral part of the financial statements.
80

Schedule of Investments	October 31, 2019
Global X MSCI China Consumer Staples ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Tingyi Cayman Islands Holding	58,700	$78,190
Uni-President China Holdings	68,200	70,482
Yihai International Holding	16,740	114,053
TOTAL HONG KONG		865,698
TOTAL COMMON STOCK
(Cost $1,702,107)		2,102,875
TOTAL INVESTMENTS — 99.7%
(Cost $1,702,107)		$2,102,875

Percentages are based on Net Assets of $2,108,530.

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
81

Schedule of Investments	October 31, 2019
Global X MSCI China Health Care ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 17.8%
Health Care — 17.8%
Aier Eye Hospital Group, Cl A	5,330	$29,931
Beijing Tongrentang, Cl A	3,940	15,380
China Resources Sanjiu Medical & Pharmaceutical, Cl A	1,400	5,859
Chongqing Zhifei Biological Products, Cl A	2,200	15,177
Dong-E-E-Jiao, Cl E	1,900	9,529
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	3,900	18,695
Hangzhou Tigermed Consulting, Cl A	1,216	11,789
Huadong Medicine, Cl A	5,180	19,192
Jiangsu Hengrui Medicine, Cl A	7,900	101,915
Jointown Pharmaceutical Group, Cl A	5,500	10,087
Lepu Medical Technology Beijing, Cl A	2,700	11,575
Meinian Onehealth Healthcare Holdings, Cl A	10,920	23,112
Shandong Buchang Pharmaceuticals, Cl A	3,310	9,623
Shanghai Fosun Pharmaceutical Group, Cl A	3,200	11,565
Shanghai Pharmaceuticals Holding, Cl A	2,900	7,636
Shenzhen Kangtai Biological Products, Cl A	943	11,598
Shenzhen Mindray Bio-Medical Electronics, Cl A	642	16,222
Shenzhen Salubris Pharmaceuticals, Cl A	2,500	6,647
Sichuan Kelun Pharmaceutical, Cl A	4,200	14,249
Tasly Pharmaceutical Group, Cl A	4,500	9,345
Tonghua Dongbao Pharmaceutical, Cl A	6,000	13,619
Walvax Biotechnology, Cl A	2,400	10,278
WuXi AppTec, Cl A	2,500	33,383
Yunnan Baiyao Group, Cl A	3,110	38,209

The accompanying notes are an integral part of the financial statements.
82

Schedule of Investments	October 31, 2019
Global X MSCI China Health Care ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,300	$20,026
TOTAL CHINA		474,641
HONG KONG— 82.0%
Health Care — 82.0%
3SBio *	60,400	112,976
Alibaba Health Information Technology *	158,500	159,962
China Medical System Holdings	69,900	95,070
China Resources Pharmaceutical Group	74,500	68,914
China Traditional Chinese Medicine Holdings	122,300	54,770
CSPC Pharmaceutical Group	130,000	334,218
Genscript Biotech *	43,700	105,045
Hutchison China MediTech ADR *	3,025	57,173
Luye Pharma Group	65,800	48,777
Shandong Weigao Group Medical Polymer, Cl H	97,500	112,083
Shanghai Fosun Pharmaceutical Group, Cl H	26,200	74,211
Shanghai Pharmaceuticals Holding, Cl H	41,300	74,720
Sihuan Pharmaceutical Holdings Group	220,700	29,004
Sino Biopharmaceutical	171,500	256,450
Sinopharm Group, Cl H	51,300	184,250
SSY Group	78,700	65,870
Tong Ren Tang Technologies, Cl H	34,200	34,079
WuXi AppTec, Cl H	6,300	76,121
Wuxi Biologics Cayman *	19,740	232,970
TOTAL HONG KONG		2,176,663
TOTAL COMMON STOCK
(Cost $2,417,011)		2,651,304
TOTAL INVESTMENTS — 99.8%
(Cost $2,417,011)		$2,651,304

Percentages are based on Net Assets of $2,655,340.

The accompanying notes are an integral part of the financial statements.
83

Schedule of Investments	October 31, 2019
Global X MSCI China Health Care ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
84

Schedule of Investments	October 31, 2019
Global X MSCI China Information Technology ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 42.9%
Information Technology — 42.9%
360 Security Technology, Cl A	2,600	$8,345
Aisino, Cl A	3,800	11,112
Beijing Shiji Information Technology, Cl A	1,800	9,290
BOE Technology Group, Cl A	46,900	23,767
Chaozhou Three-Circle Group, Cl A	3,100	8,260
DHC Software, Cl A	6,300	6,385
Foxconn Industrial Internet, Cl A	6,200	13,510
GDS Holdings ADR *	1,815	75,650
GoerTek, Cl A	6,700	17,671
Guangzhou Haige Communications Group, Cl A	4,700	6,418
Hangzhou Hikvision Digital Technology, Cl A	12,200	56,023
Hengtong Optic-electric, Cl A	3,900	8,149
Hundsun Technologies, Cl A	1,670	18,078
Iflytek	3,700	17,380
Kingdee International Software Group	70,400	77,427
Kingsoft	29,500	68,126
Lens Technology, Cl A	6,300	11,805
LONGi Green Energy Technology, Cl A	5,850	18,967
Luxshare Precision Industry, Cl A	7,430	33,550
Ninestar, Cl A	2,200	8,725
O-film Tech, Cl A *	5,500	8,729
Sanan Optoelectronics, Cl A	7,800	16,830
Shanghai 2345 Network Holding Group, Cl A	11,710	5,419
Suzhou Dongshan Precision Manufacturing, Cl A	3,000	8,777
Tianma Microelectronics, Cl A	4,200	8,216

The accompanying notes are an integral part of the financial statements.
85

Schedule of Investments	October 31, 2019
Global X MSCI China Information Technology ETF
	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Travelsky Technology, Cl H	31,600	$72,169
Tunghsu Optoelectronic Technology, Cl A	11,200	7,584
Unisplendour, Cl A	1,940	8,102
Wangsu Science & Technology, Cl A	5,000	6,764
Wuxi Lead Intelligent Equipment, Cl A	1,600	7,438
Yonyou Network Technology, Cl A	3,620	15,195
Zhejiang Dahua Technology, Cl A	6,200	14,187
ZTE, Cl A *	4,900	23,232
ZTE, Cl H	24,200	67,928
TOTAL CHINA		769,208
HONG KONG— 57.1%
Information Technology — 57.1%
AAC Technologies Holdings	22,900	149,010
BYD Electronic International	27,600	47,610
China Railway Signal & Communication, Cl H	61,500	36,800
Hua Hong Semiconductor	20,200	40,773
Kingboard Holdings	20,300	54,261
Kingboard Laminates Holdings	34,900	32,060
Legend Holdings, Cl H	3,950	8,709
Lenovo Group	184,900	129,279
Meitu *	75,100	16,672
Semiconductor Manufacturing International *	88,000	112,165
Sunny Optical Technology Group	11,610	187,830
Xiaomi, Cl B *	125,700	142,738
Xinyi Solar Holdings	113,500	64,297
TOTAL HONG KONG		1,022,204
TOTAL COMMON STOCK
(Cost $1,737,756)		1,791,412
TOTAL INVESTMENTS — 100.0%
(Cost $1,737,756)		$1,791,412

Percentages are based on Net Assets of $1,792,065.

The accompanying notes are an integral part of the financial statements.
86

Schedule of Investments	October 31, 2019
Global X MSCI China Information Technology ETF

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
87

Schedule of Investments	October 31, 2019
Global X MSCI China Real Estate ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 30.5%
Real Estate — 30.5%
China Fortune Land Development, Cl A	3,200	$12,969
China Merchants Shekou Industrial Zone Holdings, Cl A	5,800	15,413
China Vanke, Cl A	500	1,883
Country Garden Holdings	116,200	161,897
Financial Street Holdings, Cl A	6,300	7,029
Gemdale, Cl A	6,500	10,980
Greenland Holdings Group, Cl A	11,300	10,940
Jinke Properties Group, Cl A	10,400	10,231
Kaisa Group Holdings	68,100	29,889
Longfor Group Holdings	34,300	142,667
Oceanwide Holdings, Cl A	7,300	4,539
Poly Developments and Holdings Group, Cl A	10,400	21,273
RiseSun Real Estate Development, Cl A	7,300	9,015
Seazen Holdings, Cl A	2,500	11,292
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	29,300	32,289
Shanghai Zhangjiang High-Tech Park Development, Cl A	2,200	5,053
Shui On Land	106,400	21,449
Xinhu Zhongbao, Cl A	18,100	10,894
Zhejiang China Commodities City Group, Cl A	11,400	6,311
TOTAL CHINA		526,013
HONG KONG— 69.2%
Real Estate — 69.2%
Agile Group Holdings	34,400	46,524

The accompanying notes are an integral part of the financial statements.
88

Schedule of Investments	October 31, 2019
Global X MSCI China Real Estate ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — continued
China Aoyuan Group	28,000	$35,939
China Evergrande Group	30,700	74,971
China Jinmao Holdings Group	112,800	75,270
China Overseas Land & Investment	44,300	140,174
China Resources Land	36,000	153,642
China Vanke, Cl H	19,500	71,280
CIFI Holdings Group	69,000	46,219
Future Land Development Holdings	44,500	47,068
Guangzhou R&F Properties	22,900	35,587
KWG Group Holdings	34,100	34,458
Logan Property Holdings	32,700	49,982
Shenzhen Investment	89,500	35,285
Shimao Property Holdings	25,000	84,049
Sino-Ocean Group Holding	76,300	28,134
SOHO China	62,400	21,337
Sunac China Holdings	33,400	152,134
Yuexiu Property	174,000	38,407
Yuzhou Properties	51,400	21,773
TOTAL HONG KONG		1,192,233
TOTAL COMMON STOCK
(Cost $1,508,114)		1,718,246
TOTAL INVESTMENTS — 99.7%
(Cost $1,508,114)		$1,718,246

Percentages are based on Net Assets of $1,723,063.

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
89

Schedule of Investments	October 31, 2019
Global X MSCI China Utilities ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
CHINA— 39.5%
Utilities — 39.5%
CGN Power, Cl H (A)(B)(C)	261,600	$68,089
China Longyuan Power Group, Cl H	115,200	62,320
China National Nuclear Power, Cl A	33,200	23,847
China Yangtze Power, Cl A	25,200	63,888
Datang International Power Generation, Cl H	186,000	36,784
ENN Energy Holdings	12,890	147,686
GD Power Development, Cl A	61,100	20,209
Huadian Power International, Cl A	30,000	14,990
Huadian Power International, Cl H	101,900	38,224
Huaneng Power International, Cl A	6,700	5,421
Huaneng Power International, Cl H	109,500	52,112
Hubei Energy Group, Cl A	22,400	12,941
SDIC Power Holdings, Cl A	19,800	23,441
Shenergy, Cl A	22,000	18,082
Shenzhen Energy Group, Cl A	17,100	14,831
Sichuan Chuantou Energy, Cl A	15,700	21,529
TOTAL CHINA		624,394
HONG KONG— 60.1%
Utilities — 60.1%
Beijing Enterprises Holdings	14,800	69,773
Beijing Enterprises Water Group	199,400	104,309
China Gas Holdings	34,300	146,387
China Power International Development	224,700	47,017
China Resources Gas Group	27,500	165,961
China Resources Power Holdings	50,800	63,972
Guangdong Investment	65,800	142,720

The accompanying notes are an integral part of the financial statements.
90

Schedule of Investments	October 31, 2019
Global X MSCI China Utilities ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
Huaneng Renewables, Cl H	224,900	$86,085
Kunlun Energy	82,500	76,945
Towngas China	60,800	46,932
TOTAL HONG KONG		950,101
TOTAL COMMON STOCK
(Cost $1,520,244)		1,574,495
TOTAL INVESTMENTS — 99.6%
(Cost $1,520,244)		$1,574,495

Percentages are based on Net Assets of $1,580,834.

(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $68,089 and represents 4.3% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is deemed illiquid at October 31,2019 (Unaudited). The total value of such securities as of October 31, 2019 was $68,089 and represented 4.3% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,506,406	$—	$68,089	$1,574,495
Total Investments in Securities	$1,506,406	$—	$68,089	$1,574,495

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of December 7, 2018	$—
Transfers into Level 3	68,089
Ending Balance as of October 31, 2019	$68,089

For the period ended October 31, 2019, the transfers in and out of Level 3 occurred due to a halt in trading of the security.

The accompanying notes are an integral part of the financial statements.
91

Schedule of Investments	October 31, 2019
Global X MSCI China Large-Cap 50 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 55.6%
Communication Services — 12.9%
Baidu ADR *	648	$65,999
NetEase ADR	215	61,460
Tencent Holdings	5,580	228,391
		355,850
Consumer Discretionary — 19.2%
Alibaba Group Holding ADR *	1,397	246,807
Ctrip.com International ADR *	1,281	42,260
JD.com ADR *	1,779	55,416
Midea Group, Cl A	2,600	20,484
New Oriental Education & Technology Group ADR *	428	52,242
SAIC Motor, Cl A	5,800	19,348
TAL Education Group ADR *	1,027	43,966
Yum China Holdings	1,136	48,280
		528,803

The accompanying notes are an integral part of the financial statements.
92

Schedule of Investments	October 31, 2019
Global X MSCI China Large-Cap 50 ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 8.3%
Foshan Haitian Flavouring & Food, Cl A	1,700	$26,950
Kweichow Moutai, Cl A	779	130,485
Wens Foodstuffs Group	4,000	22,871
Wuliangye Yibin, Cl A	2,650	49,685
		229,991
Energy — 1.1%
PetroChina, Cl H	62,700	30,799
Financials — 6.1%
Bank of Communications, Cl A	28,200	22,457
China Minsheng Banking, Cl A	25,900	22,611
CITIC Securities, Cl A	7,300	22,487
Industrial Bank, Cl A	13,900	36,937
Ping An Bank, Cl A	12,500	28,852
Shanghai Pudong Development Bank, Cl A	20,000	35,516
		168,860
Health Care — 1.4%
Jiangsu Hengrui Medicine, Cl A	3,080	39,734
Industrials — 1.5%
China State Construction Engineering, Cl A	30,000	22,315
CRRC, Cl A	18,100	18,499
		40,814
Information Technology — 1.1%
Hangzhou Hikvision Digital Technology, Cl A	6,600	30,308
Real Estate — 1.9%
China Vanke, Cl A	6,800	25,609
Country Garden Holdings	18,700	26,054
		51,663
Utilities — 2.1%
China Yangtze Power, Cl A	14,300	36,254
ENN Energy Holdings	1,900	21,769
		58,023

The accompanying notes are an integral part of the financial statements.
93

Schedule of Investments	October 31, 2019
Global X MSCI China Large-Cap 50 ETF
	Shares	Value
COMMON STOCK — continued
TOTAL CHINA		$1,534,845
HONG KONG— 44.2%
Communication Services — 5.0%
China Mobile	14,260	116,078
China Tower, Cl H	98,700	21,786
		137,864
Consumer Discretionary — 2.5%
Meituan Dianping, Cl B *	2,400	28,677
Shenzhou International Group Holdings	2,800	38,797
		67,474
Consumer Staples — 1.5%
China Mengniu Dairy	10,300	41,200
Energy — 3.9%
China Petroleum & Chemical, Cl H	68,700	39,444
CNOOC	45,700	68,570
		108,014
Financials — 24.9%
Agricultural Bank of China, Cl H	82,500	33,999
Bank of China, Cl H	199,400	81,666
China Construction Bank, Cl H	213,800	172,126
China Life Insurance, Cl H	21,350	55,570
China Merchants Bank, Cl H	11,550	55,262
China Pacific Insurance Group, Cl H	8,550	31,090
Industrial & Commercial Bank of China, Cl H	160,700	115,640
Ping An Insurance Group of China, Cl H	12,340	142,881
		688,234
Information Technology — 2.1%
Sunny Optical Technology Group	2,340	37,857
Xiaomi, Cl B *	18,400	20,894
		58,751

The accompanying notes are an integral part of the financial statements.
94

Schedule of Investments	October 31, 2019
Global X MSCI China Large-Cap 50 ETF
	Shares	Value
COMMON STOCK — continued
Real Estate — 4.3%
China Overseas Land & Investment	12,000	$37,970
China Resources Land	9,400	40,118
Sunac China Holdings	9,050	41,222
		119,310
TOTAL HONG KONG		1,220,847
TOTAL INVESTMENTS — 99.8%
(Cost $2,638,338)		$2,755,692

Percentages are based on Net Assets of $2,759,982.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
95

Schedule of Investments	October 31, 2019
Global X FTSE Southeast Asia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
INDONESIA— 20.5%
Communication Services — 3.5%
Telekomunikasi Indonesia Persero	3,092,700	$905,535
Consumer Discretionary — 2.5%
Astra International	1,346,081	666,472
Consumer Staples — 1.7%
Gudang Garam	30,400	121,496
Hanjaya Mandala Sampoerna	583,100	88,481
Unilever Indonesia	76,876	239,467
		449,444
Financials — 12.8%
Bank Central Asia	642,996	1,440,637
Bank Mandiri	1,231,780	616,460
Bank Negara Indonesia Persero	487,800	266,714
Bank Rakyat Indonesia Persero	3,525,800	1,057,464
		3,381,275
TOTAL INDONESIA		5,402,726

The accompanying notes are an integral part of the financial statements.
96

Schedule of Investments	October 31, 2019
Global X FTSE Southeast Asia ETF
	Shares	Value
COMMON STOCK — continued
MALAYSIA— 17.9%
Communication Services — 2.2%
Axiata Group	296,088	$304,697
DiGi.com	241,700	271,866
		576,563
Consumer Staples — 1.0%
Sime Darby Plantation	237,096	278,603
Financials — 9.1%
CIMB Group Holdings	456,875	574,032
Malayan Banking	399,431	822,091
Public Bank	206,599	1,003,700
		2,399,823
Health Care — 1.0%
IHH Healthcare	197,380	269,251
Materials — 1.3%
Petronas Chemicals Group	186,924	334,168
Utilities — 3.3%
Tenaga Nasional	260,245	863,227
TOTAL MALAYSIA		4,721,635
PHILIPPINES— 4.5%
Industrials — 1.1%
Ayala	16,380	277,600
Real Estate — 3.4%
Ayala Land	461,000	441,059
SM Prime Holdings	600,400	461,437
		902,496
TOTAL PHILIPPINES		1,180,096
SINGAPORE— 31.1%
Communication Services — 4.6%
Singapore Telecommunications	496,004	1,202,699

The accompanying notes are an integral part of the financial statements.
97

Schedule of Investments	October 31, 2019
Global X FTSE Southeast Asia ETF
	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.6%
Jardine Cycle & Carriage	6,618	$159,110
Consumer Staples — 1.3%
Wilmar International	129,251	356,142
Financials — 22.0%
DBS Group Holdings	119,783	2,288,371
Oversea-Chinese Banking	224,866	1,810,890
United Overseas Bank	85,697	1,689,445
		5,788,706
Industrials — 0.9%
Singapore Airlines	34,043	235,383
Real Estate — 1.7%
CapitaLand	165,018	436,508
TOTAL SINGAPORE		8,178,548
THAILAND— 25.7%
Communication Services — 2.1%
Advanced Info Service NVDR	74,661	566,232
Consumer Staples — 3.4%
CP ALL NVDR	347,773	898,370
Energy — 6.8%
PTT NVDR	953,340	1,428,668
PTT Exploration & Production NVDR	91,210	363,994
		1,792,662
Financials — 5.3%
Bangkok Bank	14,200	81,828
Bangkok Bank NVDR	17,611	101,484
Kasikornbank NVDR	134,108	617,354
Siam Commercial Bank NVDR	160,331	594,704
		1,395,370

The accompanying notes are an integral part of the financial statements.
98

Schedule of Investments	October 31, 2019
Global X FTSE Southeast Asia ETF
	Shares	Value
COMMON STOCK — continued
Health Care — 1.8%
Bangkok Dusit Medical Services NVDR	584,500	$464,580
Industrials — 2.8%
Airports of Thailand NVDR	285,800	740,648
Materials — 3.5%
PTT Global Chemical NVDR	133,900	226,160
Siam Cement NVDR	56,026	680,959
		907,119
TOTAL THAILAND		6,764,981
TOTAL INVESTMENTS — 99.7%
(Cost $26,209,568)		$26,247,986

Percentages are based on Net Assets of $26,323,150.

NVDR — Non-Voting Depositary Receipt

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
99

Schedule of Investments	October 31, 2019
Global X MSCI Colombia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 87.3%
CHILE— 3.7%
Energy — 1.5%
Empresas COPEC	120,987	$1,082,666
Utilities — 2.2%
Enel Americas	8,366,095	1,563,661
TOTAL CHILE		2,646,327
COLOMBIA— 82.2%
Consumer Staples — 8.1%
Almacenes Exito	529,357	2,804,711
Grupo Nutresa	400,437	3,039,055
		5,843,766
Energy — 15.7%
Canacol Energy *	499,636	1,843,675
Ecopetrol ADR	522,126	9,528,800
		11,372,475
Financials — 38.5%
Banco de Bogota	84,104	2,166,317
BanColombia	368,837	4,487,068

The accompanying notes are an integral part of the financial statements.
100

Schedule of Investments	October 31, 2019
Global X MSCI Colombia ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
BanColombia ADR	212,533	$11,026,212
Financiera Colombiana *	271,674	2,340,062
Grupo Aval Acciones y Valores ADR	343,326	2,798,107
Grupo de Inversiones Suramericana	494,993	5,010,852
		27,828,618
Materials — 8.1%
Cementos Argos	1,010,057	2,281,165
Cemex Latam Holdings *	850,065	1,144,854
Grupo Argos	443,303	2,401,254
		5,827,273
Utilities — 11.8%
Celsia ESP	1,572,721	2,025,011
Grupo Energia Bogota ESP	4,860,550	3,129,183
Interconexion Electrica	590,779	3,409,934
		8,564,128
TOTAL COLOMBIA		59,436,260
UNITED STATES— 1.4%
Materials — 1.4%
Tecnoglass (A)	122,799	1,037,651
TOTAL COMMON STOCK
(Cost $62,197,529)		63,120,238

PREFERRED STOCK — 12.4%
COLOMBIA— 12.4%
Financials — 8.1%
Banco Davivienda(B)	245,487	3,139,053
Grupo Aval Acciones y Valores(B)	1,431,941	587,031
Grupo de Inversiones Suramericana(B)	234,582	2,151,109
		5,877,193
Industrials — 1.8%
Avianca Holdings(B)	2,311,725	1,279,571

The accompanying notes are an integral part of the financial statements.
101

Schedule of Investments	October 31, 2019
Global X MSCI Colombia ETF
	Shares/Face Amount	Value
PREFERRED STOCK — continued
Materials — 2.5%
Cementos Argos(B)	483,689	$830,387
Grupo Argos(B)	243,247	1,005,123
		1,835,510
TOTAL PREFERRED STOCK
(Cost $9,656,572)		8,992,274

SHORT-TERM INVESTMENT(C)(D) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $6,792)	6,792	6,792

REPURCHASE AGREEMENT(C) — 0.1%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $48,890 (collateralized by U.S. Treasury Obligations, ranging in par value $5,115 - $7,438, 3.000%, 09/30/2025, with a total market value of $49,743)

(Cost $48,888)	$48,888	48,888
TOTAL INVESTMENTS — 99.8%
(Cost $71,909,781)		$72,168,192

Percentages are based on Net Assets of $72,281,944.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $54,080.
(B)	There’s currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $55,680.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.
102

Schedule of Investments	October 31, 2019
Global X MSCI Colombia ETF
The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,120,238	$—	$—	$63,120,238
Preferred Stock	8,992,274	—	—	8,992,274
Short-Term Investment	6,792	—	—	6,792
Repurchase Agreement	—	48,888	—	48,888
Total Investments in Securities	$72,119,304	$48,888	$—	$72,168,192

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
103

Schedule of Investments	October 31, 2019
Global X MSCI Argentina ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.3%
ARGENTINA— 67.7%
Communication Services — 3.1%
Telecom Argentina ADR	207,134	$1,864,206
Consumer Discretionary — 24.8%
Despegar.com *	145,323	1,624,711
MercadoLibre *	25,217	13,151,170
		14,775,881
Consumer Staples — 2.8%
Adecoagro *	285,765	1,694,586
Energy — 7.1%
Transportadora de Gas del Sur ADR	193,226	1,460,789
YPF ADR	294,580	2,757,269
		4,218,058

The accompanying notes are an integral part of the financial statements.
104

Schedule of Investments	October 31, 2019
Global X MSCI Argentina ETF
	Shares	Value
COMMON STOCK — continued
Financials — 9.3%
Banco BBVA Argentina ADR	241,505	$845,267
Banco Macro ADR	78,942	1,807,772
Grupo Financiero Galicia ADR	175,875	2,033,115
Grupo Supervielle ADR (A)	309,361	841,462
		5,527,616
Information Technology — 9.4%
Globant *	59,796	5,576,575
Materials — 2.3%
Loma Negra Cia Industrial Argentina ADR *	226,828	1,349,627
Real Estate — 2.6%
Cresud SACIF y A ADR *	175,701	899,589
IRSA Inversiones y Representaciones ADR *	124,536	640,115
		1,539,704
Utilities — 6.3%
Central Puerto ADR (A)	346,409	1,115,437
Empresa Distribuidora Y Comercializadora Norte ADR *	112,636	614,992
Pampa Energia ADR *	129,277	2,012,843
		3,743,272
TOTAL ARGENTINA		40,289,525
CANADA— 6.4%
Materials — 6.4%
Pan American Silver	117,488	1,999,625
SSR Mining *	122,041	1,808,771
TOTAL CANADA		3,808,396
CHILE— 4.3%
Consumer Staples — 4.3%
Cencosud	949,548	1,290,377
Cia Cervecerias Unidas	128,496	1,283,174
TOTAL CHILE		2,573,551

The accompanying notes are an integral part of the financial statements.
105

Schedule of Investments	October 31, 2019
Global X MSCI Argentina ETF
	Shares	Value
COMMON STOCK — continued
LUXEMBOURG— 13.0%
Energy — 13.0%
Tenaris	766,094	$7,738,375
UNITED KINGDOM— 0.7%
Energy — 0.7%
Phoenix Global Resources PLC *	2,011,770	430,833
UNITED STATES— 1.2%
Industrials — 1.2%
America Airports *	172,399	682,700
URUGUAY— 4.0%
Consumer Discretionary — 4.0%
Arcos Dorados Holdings, Cl A	314,532	2,349,554
TOTAL COMMON STOCK
(Cost $99,268,992)		57,872,934

PREFERRED STOCK — 2.3%
CHILE— 2.3%
Consumer Staples — 2.3%
Embotelladora Andina (B)
(Cost $1,866,485)	487,677	1,408,368
TOTAL CHILE		1,408,368

SHORT-TERM INVESTMENT(C)(D) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $100,347)	100,347	100,347

The accompanying notes are an integral part of the financial statements.
106

Schedule of Investments	October 31, 2019
Global X MSCI Argentina ETF
	Face Amount	Value
REPURCHASE AGREEMENT(C) — 1.2%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $722,344 (collateralized by U.S. Treasury Obligations, ranging in par value $75,568 - $109,896, 3.000%, 09/30/2025, with a total market value of $734,944)

(Cost $722,310)	$722,310	$722,310
TOTAL INVESTMENTS — 101.0%
(Cost $101,958,134)		$60,103,959

Percentages are based on Net Assets of $59,481,511.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $848,876.
(B)	There’s currently no stated interest rate.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $822,657.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,872,934	$—	$—	$57,872,934
Preferred Stock	1,408,368	—	—	1,408,368
Short-Term Investment	100,347	—	—	100,347
Repurchase Agreement	—	722,310	—	722,310
Total Investments in Securities	$59,381,649	$722,310	$—	$60,103,959

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
107

Schedule of Investments	October 31, 2019
Global X MSCI Greece ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
GREECE— 87.0%
Communication Services — 12.8%
Hellenic Telecommunications Organization	2,862,198	$43,427,597
Consumer Discretionary — 15.2%
FF Group *(A)(B)(C)	452,712	121,216
FF Group ADR *(A)(B)	200,300	53,632
JUMBO	865,899	16,905,675
JUMBO ADR	340,000	6,638,092
OPAP	1,866,370	20,301,568
OPAP ADR	1,404,900	7,593,484
		51,613,667
Consumer Staples — 1.5%
Sarantis	584,733	5,166,661
Energy — 8.1%
Hellenic Petroleum	950,658	9,046,916

The accompanying notes are an integral part of the financial statements.
108

Schedule of Investments	October 31, 2019
Global X MSCI Greece ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Motor Oil Hellas Corinth Refineries	376,135	$9,290,703
Motor Oil Hellas Corinth Refineries ADR	368,300	4,548,579
Tsakos Energy Navigation	1,280,497	4,545,765
		27,431,963
Financials — 30.9%
Alpha Bank AE *	15,640,553	33,345,713
Eurobank Ergasias * (D)	28,773,860	29,148,164
Hellenic Exchanges - Athens Stock Exchange	1,052,861	5,285,801
National Bank of Greece * (D)	6,042,507	20,493,586
Piraeus Bank * (D)	4,676,793	16,331,261
		104,604,525
Industrials — 9.7%
Aegean Airlines	595,636	5,449,065
Ellaktor *	2,352,249	4,823,430
GEK Terna Holding Real Estate Construction *	1,174,655	8,937,621
Mytilineos Holdings	788,038	8,624,688
Mytilineos Holdings ADR	426,200	4,664,546
		32,499,350
Real Estate — 1.2%
LAMDA Development *	520,777	4,148,367
Utilities — 7.6%
Athens Water Supply & Sewage	731,195	6,485,263
Holding ADMIE IPTO	2,200,314	5,253,221
Public Power * (D)	2,153,075	7,614,574
Terna Energy	794,492	6,488,254
		25,841,312
TOTAL GREECE		294,733,442
MONACO— 6.0%
Energy — 6.0%
GasLog	712,455	9,767,758

The accompanying notes are an integral part of the financial statements.
109

Schedule of Investments	October 31, 2019
Global X MSCI Greece ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Energy — continued
GasLog Partners	528,527	$10,470,120
TOTAL MONACO		20,237,878
UNITED STATES— 6.7%
Energy — 3.2%
Capital Product Partners (E)	336,012	3,889,339
Dorian LPG *	559,784	6,969,311
		10,858,650
Materials — 3.5%
Titan Cement International *	576,153	12,032,917
TOTAL UNITED STATES		22,891,567
TOTAL COMMON STOCK
(Cost $344,232,463)		337,862,887

SHORT-TERM INVESTMENT(F)(G) — 0.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $2,674,630)	2,674,630	2,674,630

REPURCHASE AGREEMENT(F) — 5.7%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $19,253,212 (collateralized by U.S. Treasury Obligations, ranging in par value $2,014,187 - $2,929,153, 3.000%, 09/30/2025, with a total market value of $19,589,105)

(Cost $19,252,314)	$19,252,314	19,252,314
TOTAL INVESTMENTS — 106.2%
(Cost $366,159,407)		$359,789,831

Percentages are based on Net Assets of $338,840,040.

The accompanying notes are an integral part of the financial statements.
110

Schedule of Investments	October 31, 2019
Global X MSCI Greece ETF

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $174,848 and represents 0.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is deemed illiquid at October 31,2019 (Unaudited). The total value of such securities as of October 31, 2019 was $121,216 and represented 0.0% of Net Assets.
(D)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $21,351,541.
(E)	Security considered Master Limited Partnership. At October 31, 2019, these securities amounted to $3,889,339 or 1.1% of net assets.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $21,926,944.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$337,688,039	$—	$174,848	$337,862,887
Short-Term Investment	2,674,630	—	—	2,674,630
Repurchase Agreement	—	19,252,314	—	19,252,314
Total Investments in Securities	$340,362,669	$19,252,314	$174,848	$359,789,831

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
111

Schedule of Investments	October 31, 2019
Global X MSCI Norway ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
NORWAY— 99.9%
Communication Services — 12.7%
Adevinta, Cl B *	57,568	$658,371
Schibsted, Cl B	58,180	1,627,306
Telenor	408,665	7,662,580
		9,948,257
Consumer Discretionary — 0.7%
Europris	95,454	259,293
Kongsberg Automotive Holding *	348,481	181,809
XXL *	70,054	144,210
		585,312

The accompanying notes are an integral part of the financial statements.
112

Schedule of Investments	October 31, 2019
Global X MSCI Norway ETF
	Shares	Value
COMMON STOCK — continued
Consumer Staples — 19.1%
Austevoll Seafood	59,051	$596,543
Bakkafrost P/F	25,536	1,599,268
Grieg Seafood	28,691	351,872
Leroy Seafood Group	180,107	1,209,188
Mowi	242,035	5,910,365
Norway Royal Salmon	8,014	189,587
Orkla	381,491	3,670,644
Salmar	30,533	1,425,020
		14,952,487
Energy — 25.3%
Akastor *	151,785	171,935
Aker BP (A)	64,637	1,787,493
Aker Solutions *	103,628	238,720
Borr Drilling * (A)	45,802	308,949
BW LPG	63,150	442,611
BW Offshore *	55,849	425,808
DNO International	436,155	527,546
Equinor	581,308	10,769,887
FLEX LNG * (A)	14,183	131,307
Frontline *	60,852	639,592
Hoegh LNG Holdings	38,188	147,658
Kvaerner	67,900	86,232
Northern Drilling *	24,883	65,045
Ocean Yield	47,326	264,950
Odfjell Drilling *	56,800	164,562
PGS *	212,375	358,538
Seadrill * (A)	35,955	64,225
Subsea 7	157,025	1,470,848
TGS Nopec Geophysical	67,544	1,752,383
		19,818,289
Financials — 23.8%
Aker, Cl A	14,432	768,034

The accompanying notes are an integral part of the financial statements.
113

Schedule of Investments	October 31, 2019
Global X MSCI Norway ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Axactor *	72,920	$141,373
B2Holding (A)	115,915	102,707
DnB	534,968	9,736,543
Gjensidige Forsikring	119,173	2,231,281
Norwegian Finance Holding *	65,580	634,286
Protector Forsikring *	48,942	247,343
Sbanken	42,486	302,176
Sparebank 1 Nord Norge	68,818	534,432
Sparebank 1 Oestlandet	19,137	185,509
SpareBank 1 SMN	80,141	864,153
SpareBank 1 SR-Bank	85,807	915,902
Storebrand	275,621	1,951,310
		18,615,049
Health Care — 0.1%
Nordic Nanovector	25,645	57,708
Industrials — 5.2%
Golden Ocean Group	63,517	366,662
Kongsberg Gruppen	36,759	543,706
NEL, Cl A *	441,247	381,595
Norwegian Air Shuttle (A)	72,720	353,810
Stolt-Nielsen	20,860	257,649
Tomra Systems	57,061	1,538,830
Veidekke	42,724	464,179
Wallenius Wilhelmsen, Cl B	63,027	137,296
		4,043,727
Information Technology — 2.0%
Atea	53,802	680,934
Evry	89,426	349,671
Nordic Semiconductor *	94,015	536,061
		1,566,666

The accompanying notes are an integral part of the financial statements.
114

Schedule of Investments	October 31, 2019
Global X MSCI Norway ETF
	Shares/Face Amount	Value
COMMON STOCK — continued
Materials — 8.4%
Borregaard	68,191	$656,940
Elkem	73,502	174,524
Norsk Hydro	722,924	2,555,100
Yara International	80,908	3,153,942
		6,540,506
Real Estate — 1.8%
Entra	76,497	1,146,472
Selvaag Bolig	50,358	278,084
		1,424,556
Utilities — 0.8%
Scatec Solar	58,540	650,997
TOTAL COMMON STOCK
(Cost $95,599,971)		78,203,554

SHORT-TERM INVESTMENT(B)(C) — 0.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $269,421)	269,421	269,421

REPURCHASE AGREEMENT(B) — 2.5%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $1,939,417 (collateralized by U.S. Treasury Obligations, ranging in par value $202,893 - $295,060, 3.000%, 09/30/2025, with a total market value of $1,973,253)

(Cost $1,939,326)	$1,939,326	1,939,326
TOTAL INVESTMENTS — 102.7%
(Cost $97,808,718)		$80,412,301

Percentages are based on Net Assets of $78,323,235.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
115

Schedule of Investments	October 31, 2019
Global X MSCI Norway ETF

(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $2,042,133.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $2,208,747.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,203,554	$—	$—	$78,203,554
Short-Term Investment	269,421	—	—	269,421
Repurchase Agreement	—	1,939,326	—	1,939,326
Total Investments in Securities	$78,472,975	$1,939,326	$—	$80,412,301

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
116

Schedule of Investments	October 31, 2019
Global X FTSE Nordic Region ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.0%
DENMARK— 31.3%
Consumer Staples — 2.4%
Carlsberg, Cl B	2,890	$406,765
Financials — 1.5%
Danske Bank	17,674	252,297
Health Care — 18.1%
Coloplast, Cl B	3,654	440,515
Novo Nordisk, Cl B	47,422	2,591,155
		3,031,670
Industrials — 7.2%
A P Moller - Maersk, Cl B	168	214,228
DSV PANALPINA	5,736	556,843
Vestas Wind Systems	5,250	428,744
		1,199,815
Utilities — 2.1%
Orsted	4,076	357,706
TOTAL DENMARK		5,248,253
The accompanying notes are an integral part of the financial statements.
117

Schedule of Investments	October 31, 2019
Global X FTSE Nordic Region ETF
	Shares	Value
COMMON STOCK — continued
FINLAND— 19.0%
Energy — 2.4%
Neste	11,342	$409,473
Financials — 7.2%
Nordea Bank Abp	89,969	658,050
Sampo, Cl A	13,647	559,376
		1,217,426
Industrials — 4.2%
Kone, Cl B	10,918	694,784
Information Technology — 3.5%
Nokia	157,866	580,061
Utilities — 1.7%
Fortum	11,533	281,653
TOTAL FINLAND		3,183,397
NORWAY— 8.2%
Communication Services — 2.0%
Telenor	17,622	330,417
Energy — 3.0%
Equinor	27,379	507,251
Financials — 3.2%
DnB	28,901	526,005
TOTAL NORWAY		1,363,673
SWEDEN— 39.5%
Communication Services — 1.9%
Telia	71,585	315,413
Consumer Discretionary — 3.0%
Hennes & Mauritz, Cl B	24,141	505,532
Consumer Staples — 3.1%
Essity, Cl B	16,807	525,617

The accompanying notes are an integral part of the financial statements.
118

Schedule of Investments	October 31, 2019
Global X FTSE Nordic Region ETF
	Shares	Value
COMMON STOCK — continued
Financials — 10.8%
Investor, Cl B	12,680	$650,827
Skandinaviska Enskilda Banken, Cl A	39,028	374,793
Svenska Handelsbanken, Cl A	39,848	399,791
Swedbank, Cl A	27,394	383,999
		1,809,410
Industrials — 14.2%
Assa Abloy, Cl B	25,540	607,066
Atlas Copco, Cl A	17,505	619,760
Sandvik	29,851	527,814
Volvo, Cl B	41,792	626,384
		2,381,024
Information Technology — 6.5%
Hexagon, Cl B	6,828	349,327
Telefonaktiebolaget LM Ericsson, Cl B	83,652	732,475
		1,081,802
TOTAL SWEDEN		7,276,848
TOTAL COMMON STOCK
(Cost $17,678,645)		16,414,121
TOTAL INVESTMENTS — 98.0%
(Cost $17,678,645)		$16,414,121

Percentages are based on Net Assets of $16,755,739.

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
119

Schedule of Investments	October 31, 2019
Global X MSCI Nigeria ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 101.1%
NIGERIA— 101.1%
Communication Services — 8.9%
MTN Nigeria Communications	8,375,880	$2,913,350
Consumer Staples — 25.2%
Dangote Sugar Refinery	34,923,933	997,827
Flour Mills of Nigeria	22,195,502	870,051
Guinness Nigeria	4,536,890	298,702
Nestle Nigeria	1,019,584	3,433,796
Nigerian Breweries	10,595,785	1,462,496
Unilever Nigeria	15,434,240	1,137,596
		8,200,468
Energy — 1.8%
Oando *	68,262,754	586,052
Financials — 46.8%
Access Bank	88,026,419	1,810,343
Ecobank Transnational *	59,467,123	1,165,539
FBN Holdings	109,137,420	1,581,702
Fidelity Bank	174,665,860	829,331
First City Monument Bank	150,147,079	663,176
Guaranty Trust Bank	55,688,552	3,827,867
Stanbic IBTC Holdings	15,909,659	1,625,003
Sterling Bank	139,974,349	784,397

The accompanying notes are an integral part of the financial statements.
120

Schedule of Investments	October 31, 2019
Global X MSCI Nigeria ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
United Bank for Africa	92,491,206	$1,480,881
Zenith Bank	31,186,882	1,463,567
		15,231,806
Materials — 15.5%
Dangote Cement	9,804,543	4,043,613
Lafarge Africa *	26,955,696	989,677
		5,033,290
Utilities — 2.9%
Transnational Corp of Nigeria	351,837,325	961,543
TOTAL COMMON STOCK
(Cost $41,399,797)		32,926,509
TOTAL INVESTMENTS — 101.1%
(Cost $41,399,797)		$32,926,509

Percentages are based on Net Assets of $32,560,743.

*	Non-income producing security.

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
121

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 0.4%
Energy — 0.3%
YPF ADR	5,321	$49,804
Financials — 0.1%
Banco Macro ADR	533	12,206
Grupo Financiero Galicia ADR	1,195	13,814
		26,020
TOTAL ARGENTINA		75,824
BAHRAIN— 0.8%
Financials — 0.8%
Ahli United Bank BSC	147,094	129,953
GFH FINANCIAL GROUP BSC	83,856	20,251
TOTAL BAHRAIN		150,204

The accompanying notes are an integral part of the financial statements.
122

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
BANGLADESH— 0.9%
Communication Services — 0.2%
GrameenPhone	8,483	$31,788
Financials — 0.1%
BRAC Bank *	24,348	14,540
Health Care — 0.6%
Square Pharmaceuticals	43,928	121,887
TOTAL BANGLADESH		168,215
CHILE— 2.4%
Consumer Discretionary — 0.6%
SACI Falabella	22,779	116,044
Consumer Staples — 0.5%
Cencosud	43,143	58,628
Cia Cervecerias Unidas	4,444	44,378
		103,006
Financials — 0.9%
Banco de Chile	539,745	69,560
Banco de Credito e Inversiones	584	32,541
Banco Santander Chile	781,057	48,496
		150,597
Utilities — 0.4%
Enel Chile	834,169	68,657
TOTAL CHILE		438,304
COLOMBIA— 0.2%
Financials — 0.2%
Grupo de Inversiones Suramericana	2,747	27,808
CZECH REPUBLIC— 0.9%
Financials — 0.3%
Komercni Banka	894	30,245

The accompanying notes are an integral part of the financial statements.
123

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Moneta Money Bank	5,948	$19,785
		50,030
Utilities — 0.6%
CEZ	4,881	111,439
TOTAL CZECH REPUBLIC		161,469
EGYPT— 0.5%
Financials — 0.5%
Commercial International Bank Egypt S.A.E.	16,453	82,571
GREECE— 1.2%
Communication Services — 0.6%
Hellenic Telecommunications Organization	7,252	110,033
Consumer Discretionary — 0.4%
OPAP	6,734	73,250
Financials — 0.2%
Alpha Bank AE *	16,293	34,737
TOTAL GREECE		218,020
INDONESIA— 10.0%
Communication Services — 1.9%
Telekomunikasi Indonesia Persero	1,186,335	347,356
Consumer Discretionary — 1.4%
Astra International	518,667	256,802
Consumer Staples — 2.3%
Charoen Pokphand Indonesia	195,100	87,564
Gudang Garam	12,754	50,973
Hanjaya Mandala Sampoerna	245,800	37,298
Indofood CBP Sukses Makmur TBK	61,400	50,849
Indofood Sukses Makmur	116,000	63,632
Unilever Indonesia	38,999	121,481
		411,797

The accompanying notes are an integral part of the financial statements.
124

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Energy — 0.4%
United Tractors	44,450	$68,637
Financials — 2.9%
Bank Central Asia	99,358	222,612
Bank Mandiri	187,536	93,855
Bank Negara Indonesia Persero	74,400	40,680
Bank Rakyat Indonesia Persero	559,070	167,677
		524,824
Health Care — 0.3%
Kalbe Farma	557,100	63,302
Materials — 0.8%
Indocement Tunggal Prakarsa	48,600	69,246
Semen Indonesia Persero	78,400	70,653
		139,899
TOTAL INDONESIA		1,812,617
JORDAN— 0.1%
Financials — 0.1%
Arab Bank	2,844	23,225
KAZAKHSTAN— 0.2%
Financials — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR	3,204	42,773
KENYA— 2.0%
Communication Services — 1.5%
Safaricom	957,900	275,871
Financials — 0.5%
Equity Group Holdings	93,100	41,909
KCB Group	80,600	40,378
		82,287
TOTAL KENYA		358,158

The accompanying notes are an integral part of the financial statements.
125

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
KUWAIT— 7.6%
Communication Services — 1.8%
Mobile Telecommunications KSC	172,496	$321,280
Financials — 3.8%
Boubyan Bank KSCP	26,193	48,526
Burgan Bank SAK	23,543	24,059
Gulf Bank KSCP	46,094	39,963
Kuwait Finance House	117,198	264,260
National Bank of Kuwait SAK	99,587	308,922
		685,730
Industrials — 1.0%
Agility Public Warehousing KSC	77,222	190,923
Materials — 0.4%
Boubyan Petrochemicals KSCP	31,825	77,635
Real Estate — 0.6%
Mabanee SAK	41,407	105,377
TOTAL KUWAIT		1,380,945
LUXEMBOURG— 0.2%
Financials — 0.2%
Reinet Investments SCA	1,725	32,473
MALAYSIA— 6.5%
Communication Services — 1.6%
Axiata Group	82,767	85,174
DiGi.com	94,102	105,846
Maxis	70,876	91,426
		282,446
Consumer Staples — 0.8%
Nestle Malaysia	2,090	72,376
PPB Group	17,200	74,505
		146,881

The accompanying notes are an integral part of the financial statements.
126

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Financials — 1.7%
CIMB Group Holdings	57,690	$72,484
Hong Leong Bank	7,600	31,320
Public Bank	37,010	179,802
RHB Bank	18,800	25,871
		309,477
Industrials — 0.3%
Malaysia Airports Holdings	30,000	56,862
Utilities — 2.1%
Petronas Gas	17,889	71,239
Tenaga Nasional	94,883	314,725
		385,964
TOTAL MALAYSIA		1,181,630
MEXICO— 7.4%
Communication Services — 0.9%
Grupo Televisa	72,711	161,108
Consumer Staples — 2.6%
Kimberly-Clark de Mexico, Cl A	46,100	93,272
Wal-Mart de Mexico	125,430	377,690
		470,962
Financials — 1.1%
Grupo Financiero Banorte, Cl O	30,944	169,472
Grupo Financiero Inbursa, Cl O	27,300	34,033
		203,505
Industrials — 1.6%
Grupo Aeroportuario del Pacifico, Cl B	10,800	113,611
Grupo Aeroportuario del Sureste, Cl B	6,275	103,244
Promotora y Operadora de Infraestructura	6,850	63,576
		280,431
Real Estate — 0.8%
Fibra Uno Administracion ‡	94,200	143,570

The accompanying notes are an integral part of the financial statements.
127

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Utilities — 0.4%
Infraestructura Energetica Nova *	16,140	$71,583
TOTAL MEXICO		1,331,159
MOROCCO— 2.2%
Communication Services — 1.4%
Maroc Telecom	17,516	261,477
Consumer Discretionary — 0.1%
TOTAL Maroc	114	12,701
Consumer Staples — 0.3%
Cosumar	2,240	48,130
Financials — 0.4%
Attijariwafa Bank	1,274	62,289
Banque Centrale Populaire	722	19,979
		82,268
TOTAL MOROCCO		404,576
NIGERIA— 0.4%
Financials — 0.4%
FBN Holdings	577,500	8,369
Guaranty Trust Bank	484,217	33,284
Zenith Bank	515,689	24,201
TOTAL NIGERIA		65,854
OMAN— 0.3%
Communication Services — 0.1%
Ooredoo	14,800	20,218
Financials — 0.2%
BankMuscat SAOG	25,209	29,068
TOTAL OMAN		49,286
PERU— 1.0%
Financials — 1.0%
Credicorp	808	172,944

The accompanying notes are an integral part of the financial statements.
128

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
PHILIPPINES— 4.5%
Communication Services — 0.3%
PLDT	2,601	56,382
Financials — 0.5%
BDO Unibank	23,360	$71,307
Metropolitan Bank & Trust	21,075	28,074
		99,381
Industrials — 1.2%
Aboitiz Equity Ventures	59,373	65,463
SM Investments	7,293	148,030
		213,493
Real Estate — 2.5%
Ayala Land	223,370	213,708
SM Prime Holdings	306,427	235,504
		449,212
TOTAL PHILIPPINES		818,468
POLAND— 2.4%
Communication Services — 0.3%
Cyfrowy Polsat	7,700	55,908
Energy — 0.3%
Polskie Gornictwo Naftowe i Gazownictwo	52,230	64,401
Financials — 1.5%
Bank Polska Kasa Opieki	2,018	57,022
Powszechna Kasa Oszczednosci Bank Polski	10,410	104,018
Powszechny Zaklad Ubezpieczen	7,173	69,474
Santander Bank Polska	420	34,481
		264,995
Utilities — 0.3%
PGE *	25,285	54,282
TOTAL POLAND		439,586

The accompanying notes are an integral part of the financial statements.
129

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
QATAR— 3.3%
Energy — 0.5%
Qatar Fuel QSC	14,714	$89,310
Financials — 0.7%
Commercial Bank PSQC	23,267	27,478
Masraf Al Rayan QSC	43,388	44,687
Qatar Islamic Bank SAQ	13,718	57,344
		129,509
Industrials — 0.9%
Industries Qatar QSC	54,969	158,672
Materials — 0.5%
Mesaieed Petrochemical Holding	132,896	91,250
Real Estate — 0.3%
Barwa Real Estate	57,352	53,871
Utilities — 0.4%
Qatar Electricity & Water QSC	16,248	70,507
TOTAL QATAR		593,119
ROMANIA— 2.1%
Energy — 0.9%
OMV Petrom	899,059	88,817
Societatea Nationala de Gaze Naturale ROMGAZ	9,165	78,927
		167,744
Financials — 0.5%
Banca Transilvania	118,727	66,306
BRD-Groupe Societe Generale	6,941	23,128
		89,434
Real Estate — 0.5%
NEPI Rockcastle	11,511	100,488

The accompanying notes are an integral part of the financial statements.
130

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Utilities — 0.2%
Societatea Energetica Electrica	10,846	$28,250
TOTAL ROMANIA		385,916
SAUDI ARABIA— 8.8%
Communication Services — 2.1%
Etihad Etisalat *	11,386	68,189
Saudi Telecom	12,137	310,035
		378,224
Consumer Discretionary — 0.4%
Jarir Marketing	1,775	74,970
Consumer Staples — 0.9%
Almarai JSC	7,558	100,564
Savola Group *	7,885	64,967
		165,531
Financials — 3.2%
Al Rajhi Bank	14,618	235,428
Alinma Bank	8,702	48,635
Bank AlBilad	4,316	28,541
Banque Saudi Fransi	6,432	57,798
Riyad Bank	14,273	84,489
Samba Financial Group	11,651	86,055
Saudi British Bank	4,364	37,935
		578,881
Materials — 1.4%
Saudi Arabian Fertilizer	5,040	104,958
Saudi Kayan Petrochemical *	22,144	60,345
Yanbu National Petrochemical	6,800	90,297
		255,600
Utilities — 0.8%
Saudi Electricity	25,227	139,780
TOTAL SAUDI ARABIA		1,592,986

The accompanying notes are an integral part of the financial statements.
131

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA— 9.0%
Communication Services — 0.6%
MultiChoice Group *	13,277	$111,083
Consumer Discretionary — 0.4%
Mr Price Group	7,757	82,290
Consumer Staples — 1.8%
Clicks Group	7,922	129,257
Shoprite Holdings	14,305	128,592
Tiger Brands	4,864	69,298
		327,147
Financials — 5.0%
Absa Group	8,563	88,043
Capitec Bank Holdings	546	49,766
FirstRand	40,108	173,867
Nedbank Group	4,421	67,262
Old Mutual	57,322	74,775
PSG Group	1,763	27,638
Remgro	6,280	72,237
RMB Holdings	9,166	48,357
Sanlam	22,302	117,806
Standard Bank Group	15,439	177,794
		897,545
Industrials — 0.7%
Bidvest Group	8,705	119,080
Real Estate — 0.5%
Redefine Properties ‡	165,407	82,794
TOTAL SOUTH AFRICA		1,619,939
SRI LANKA— 0.3%
Industrials — 0.3%
John Keells Holdings	62,536	54,065

The accompanying notes are an integral part of the financial statements.
132

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
THAILAND— 10.4%
Communication Services — 1.5%
Advanced Info Service NVDR	20,034	$151,939
Intouch Holdings PCL NVDR	37,700	82,404
True NVDR	204,870	33,924
		268,267
Consumer Discretionary — 0.3%
Home Product Center NVDR	104,160	59,333
Consumer Staples — 1.6%
Berli Jucker NVDR	21,090	34,050
CP ALL NVDR	98,572	254,632
		288,682
Energy — 2.4%
PTT NVDR	192,750	288,854
PTT Exploration & Production NVDR	23,350	93,183
Thai Oil NVDR	19,730	44,759
		426,796
Financials — 0.6%
Bangkok Bank NVDR	3,100	17,864
Kasikornbank NVDR	13,270	61,087
Krung Thai Bank NVDR	26,800	14,734
Siam Commercial Bank NVDR	5,470	20,290
		113,975
Health Care — 0.9%
Bangkok Dusit Medical Services NVDR	158,210	125,751
Bumrungrad Hospital NVDR	7,300	29,132
		154,883
Industrials — 1.6%
Airports of Thailand NVDR	72,220	187,157
Bangkok Expressway & Metro NVDR	134,400	48,072

The accompanying notes are an integral part of the financial statements.
133

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Industrials — continued
BTS Group Holdings PCL NVDR	114,500	$50,813
		286,042
Real Estate — 0.7%
Central Pattana NVDR	37,700	79,907
Land & Houses NVDR	141,000	45,296
		125,203
Utilities — 0.8%
Electricity Generating	5,100	58,609
Energy Absolute NVDR	29,900	40,599
Gulf Energy Development NVDR	8,900	47,750
		146,958
TOTAL THAILAND		1,870,139
TURKEY— 1.9%
Communication Services — 0.4%
Turkcell Iletisim Hizmetleri	33,177	73,003
Consumer Staples — 0.6%
BIM Birlesik Magazalar	12,853	106,468
Energy — 0.4%
Tupras Turkiye Petrol Rafinerileri	3,782	82,426
Financials — 0.5%
Akbank Turk	33,750	40,825
Turkiye Garanti Bankasi	27,277	43,929
		84,754
TOTAL TURKEY		346,651
UNITED ARAB EMIRATES— 3.7%
Communication Services — 1.3%
Emirates Telecommunications Group PJSC	52,738	237,786
Financials — 1.3%
Abu Dhabi Commercial Bank PJSC	33,034	70,155
Dubai Islamic Bank PJSC	19,311	27,814

The accompanying notes are an integral part of the financial statements.
134

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
First Abu Dhabi Bank PJSC	32,447	$134,460
		232,429
Real Estate — 1.1%
Aldar Properties PJSC	116,172	74,331
Emaar Properties PJSC	106,214	123,485
		197,816
TOTAL UNITED ARAB EMIRATES		668,031
VIETNAM— 8.1%
Consumer Staples — 2.4%
Masan Group *	32,350	103,451
Saigon Beer Alcohol Beverage	5,080	57,033
Vietnam Dairy Products JSC	48,580	272,180
		432,664
Energy — 0.1%
Vietnam National Petroleum Group	7,100	18,146
Financials — 0.3%
Bank for Foreign Trade of Vietnam JSC *	7,220	27,289
Bank for Investment and Development of Vietnam JSC *	5,400	9,449
Bao Viet Holdings *	1,800	5,593
Saigon Thuong Tin Commercial JSB *	18,000	8,378
		50,709
Industrials — 0.4%
Vietjet Aviation JSC	12,880	80,490
Materials — 0.6%
Hoa Phat Group JSC *	107,500	101,000
Real Estate — 4.2%
No. Va Land Investment Group *	18,380	47,132
Vincom Retail JSC	74,040	105,940
Vingroup JSC *	66,700	342,081

The accompanying notes are an integral part of the financial statements.
135

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
	Shares/Number of Rights	Value
COMMON STOCK — continued
Real Estate — continued
Vinhomes JSC	66,730	$255,957
		751,110
Utilities — 0.1%
PetroVietnam Gas JSC	4,460	19,894
TOTAL VIETNAM		1,454,013
TOTAL COMMON STOCK
(Cost $17,933,731)		18,020,968

RIGHTS — 0.0%
ROMANIA— 0.0%
Societatea Energetica Electrica* # (A) (B)	10,846	5
TOTAL RIGHTS
(Cost $–)		5
TOTAL INVESTMENTS — 99.7%
(Cost $17,933,731)		$18,020,973

Percentages are based on Net Assets of $18,077,456.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration unavailable.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $5 and represents 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.
136

Schedule of Investments	October 31, 2019
Global X MSCI Next Emerging & Frontier ETF
The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$17,582,664	$438,304	$—	$18,020,968
Rights	—	—	5	5
Total Investments in Securities	$17,582,664	$438,304	$5	$18,020,973

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
137

Schedule of Investments	October 31, 2019
Global X MSCI Portugal ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
PORTUGAL— 99.6%
Communication Services — 5.7%
NOS SGPS	150,915	$896,560
Pharol SGPS * (C)	1,539,674	167,651
Sonaecom	82,509	214,479
		1,278,690
Consumer Discretionary — 1.4%
Ibersol SGPS	38,389	321,215
Consumer Staples — 9.0%
Jeronimo Martins	57,682	968,188
Sonae	1,038,072	1,046,364
		2,014,552
Energy — 23.2%
Galp Energia	327,542	5,218,220

The accompanying notes are an integral part of the financial statements.
138

Schedule of Investments	October 31, 2019
Global X MSCI Portugal ETF
	Shares	Value
COMMON STOCK — continued
Financials — 4.2%
Banco Comercial Portugues, Cl R	4,161,374	$942,454
Banco Espirito Santo *(A)(B)	2,085,614	—
BANIF - Banco Internacional do Funchal *(A)(B)	55,479,410	12
		942,466
Industrials — 7.8%
CTT-Correios de Portugal	321,702	1,027,907
Mota-Engil	222,288	492,270
Sonae Capital	230,213	181,584
Teixeira Duarte *	454,181	56,751
		1,758,512
Materials — 16.8%
Altri	141,142	860,545
Corticeira Amorim SGPS	82,523	888,443
Navigator	286,088	1,031,569
Ramada Investimentos E Industria (C)	17,872	123,621
Semapa-Sociedade de Investimento e Gestao	60,100	826,062
Sonae Industria SGPS *	43,965	49,049
		3,779,289
Utilities — 31.5%
EDP Renovaveis	88,589	1,010,085
Energias de Portugal	1,242,203	5,113,829
REN - Redes Energeticas Nacionais	328,853	975,912
		7,099,826
TOTAL COMMON STOCK
(Cost $28,379,358)		22,412,770

SHORT-TERM INVESTMENT(D)(E) — 0.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $15,066)	15,066	15,066

The accompanying notes are an integral part of the financial statements.
139

Schedule of Investments	October 31, 2019
Global X MSCI Portugal ETF
	Face Amount	Value
REPURCHASE AGREEMENT(D) — 0.5%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $108,452 (collateralized by U.S. Treasury Obligations, ranging in par value $11,346 - $16,500, 3.000%, 09/30/2025, with a total market value of $110,346)

(Cost $108,447)	$108,447	$108,447
TOTAL INVESTMENTS — 100.2%
(Cost $28,502,871)		$22,536,283
Percentages are based on Net Assets of $22,486,505.

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $12 and represents 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $112,806.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $123,513.
(E)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$22,412,758	$—	$12	$22,412,770
Short-Term Investment	15,066	—	—	15,066
Repurchase Agreement	—	108,447	—	108,447
Total Investments in Securities	$22,427,824	$108,447	$12	$22,536,283

 (1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
140

Schedule of Investments	October 31, 2019
Global X MSCI Pakistan ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.8%
PAKISTAN— 98.8%
Consumer Discretionary — 3.2%
Honda Atlas Cars Pakistan	344,350	$296,622
Nishat Mills	1,444,300	782,364
PAK Suzuki Motor	254,900	254,736
		1,333,722
Energy — 26.1%
National Refinery	349,200	262,186
Oil & Gas Development	4,389,840	3,634,070
Pakistan Oilfields	691,234	1,742,194
Pakistan Petroleum	4,633,576	3,425,957
Pakistan State Oil	1,846,314	1,828,154
		10,892,561
Financials — 27.9%
Bank Al Habib	3,689,700	1,636,467
Bank Alfalah	4,697,960	1,253,393
Habib Bank	2,369,250	1,948,862
MCB Bank	2,824,540	3,137,954
National Bank of Pakistan	3,462,800	794,073
United Bank	3,336,790	2,950,876
		11,721,625

The accompanying notes are an integral part of the financial statements.
141

Schedule of Investments	October 31, 2019
Global X MSCI Pakistan ETF
	Shares	Value
COMMON STOCK — continued
Health Care — 1.9%
Searle	708,816	$788,515
Industrials — 4.2%
Millat Tractors	246,681	935,724
Pak Elektron	2,757,400	332,732
Pakistan International Bulk Terminal *	7,395,387	482,091
		1,750,547
Materials — 27.4%
DG Khan Cement	2,144,660	820,775
Engro	2,156,149	4,104,238
Engro Fertilizers	3,664,300	1,679,618
Fauji Cement	5,514,100	550,878
Fauji Fertilizer	2,688,900	1,627,688
Fauji Fertilizer Bin Qasim	2,770,500	312,939
International Steels	1,481,100	422,668
Lucky Cement	725,360	1,639,673
Maple Leaf Cement Factory	2,803,199	292,304
		11,450,781
Utilities — 8.1%
Hub Power	4,007,742	1,864,869
K-Electric *	18,919,500	450,030
Kot Addu Power	2,374,900	468,873
SUI Northern Gas Pipeline	1,378,800	594,245
		3,378,017
TOTAL COMMON STOCK
(Cost $63,137,772)		41,315,768

The accompanying notes are an integral part of the financial statements.
142

Schedule of Investments	October 31, 2019
Global X MSCI Pakistan ETF
	Number of Rights	Value
RIGHTS — 0.2%
PAKISTAN — 0.2%
Maple Leaf Cement Factory*# (A) (B)	2,382,719	$64,642
TOTAL RIGHTS
(Cost $178,412)		64,642
TOTAL INVESTMENTS — 99.0%
(Cost $63,316,184)		$41,380,410

Percentages are based on Net Assets of $41,804,464.

*	Non-income producing security.
#	Expiration unavailable.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $64,642 and represents 0.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$41,315,768	$—	$—	$41,315,768
Rights	—	—	64,642	64,642
Total Investments in Securities	$41,315,768	$—	$64,642	$41,380,410

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
143

Schedule of Investments	October 31, 2019
Global X DAX Germany ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.6%
GERMANY— 94.6%
Communication Services — 4.8%
Deutsche Telekom	45,053	$792,552
Consumer Discretionary — 12.5%
adidas	2,549	787,302
Bayerische Motoren Werke	4,605	353,002
Continental	1,547	206,902
Daimler	11,953	698,905
		2,046,111
Consumer Staples — 1.0%
Beiersdorf	1,403	166,152
Financials — 16.1%
Allianz	5,959	1,455,944
Deutsche Bank	29,532	213,960
Deutsche Boerse	2,637	408,786

The accompanying notes are an integral part of the financial statements.
144

Schedule of Investments	October 31, 2019
Global X DAX Germany ETF
	Shares	Value
COMMON STOCK — continued
Financials — continued
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,025	$562,538
		2,641,228
Health Care — 10.9%
Bayer	13,326	1,034,454
Fresenius & KGaA	5,894	309,876
Fresenius Medical Care & KGaA	2,872	207,885
Merck KGaA	1,848	220,398
		1,772,613
Industrials — 12.6%
Deutsche Lufthansa	6,737	116,838
Deutsche Post	14,109	499,767
MTU Aero Engines	720	192,302
Siemens	10,852	1,251,623
		2,060,530
Information Technology — 13.9%
Infineon Technologies	17,867	346,401
SAP	12,975	1,719,693
Wirecard	1,648	208,772
		2,274,866
Materials — 17.0%
BASF	13,119	998,627
Covestro	2,150	103,262
HeidelbergCement	2,109	156,750
Linde	7,708	1,524,246
		2,782,885
Real Estate — 2.4%
Vonovia	7,286	387,816
Utilities — 3.4%
E.ON	31,154	314,098

The accompanying notes are an integral part of the financial statements.
145

Schedule of Investments	October 31, 2019
Global X DAX Germany ETF
	Shares	Value
COMMON STOCK — continued
Utilities — continued
RWE	8,106	$247,157
		561,255
TOTAL COMMON STOCK
(Cost $16,205,118)		15,486,008

PREFERRED STOCK — 4.6%
GERMANY— 4.6%
Consumer Discretionary — 3.0%
Volkswagen(A)	2,595	494,195
Consumer Staples — 1.6%
Henkel & KGaA(A)	2,526	262,593
TOTAL PREFERRED STOCK
(Cost $904,671)		756,788
TOTAL INVESTMENTS — 99.2%
(Cost $17,109,789)		$16,242,796

Percentages are based on Net Assets of $16,370,494.

(A)	There’s currently no stated interest rate.

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.
146

Statements of Assets and Liabilities
October 31, 2019

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Energy ETF	Global X MSCI China Financials ETF		Global X MSCI China Industrials ETF
Assets:
Cost of Investments	$153,838,411		$1,857,360	$67,992,091		$2,358,263
Cost of Repurchase Agreement	6,120,344		—	426,104		—
Cost of Foreign Currency	45,451		17	17		422
Investments, at Value	$157,272,547	*	$1,561,238	$60,140,660	*	$1,939,557
Repurchase Agreement, at Value	6,120,344		—	426,104		—
Cash	55,970		—	109,473		—
Foreign Currency, at Value	45,466		17	17		422
Dividend and Interest Receivable	44,731		2,662	2,706		1,148
Receivable for Investment Securities Sold	—		2,787	—		—
Total Assets	163,539,058		1,566,704	60,678,960		1,941,127
Liabilities:
Obligation to Return Securities Lending Collateral	6,970,613		—	485,300		—
Payable due to Investment Adviser	82,840		870	33,798		1,061
Unrealized Depreciation on Spot Contracts	14		—	—		—
Cash Overdraft	—		1,918	—		1,649
Total Liabilities	7,053,467		2,788	519,098		2,710
Net Assets	$156,485,591		$1,563,916	$60,159,862		$1,938,417
Net Assets Consist of:
Paid-in Capital	$225,347,420		$3,326,749	$70,371,781		$5,042,038
Total Distributable Loss	(68,861,829)		(1,762,833)	(10,211,919)		(3,103,621)
Net Assets	$156,485,591		$1,563,916	$60,159,862		$1,938,417
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,850,000		150,000	3,800,000		150,000
Net Asset Value, Offering and Redemption Price Per Share	$17.68		$10.43	$15.83		$12.92
*Includes Market Value of Securities on Loan	$6,624,335		$—	$461,609		$—

The accompanying notes are an integral part of the financial statements.
147

Statements of Assets and Liabilities
October 31, 2019

	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF		Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Assets:
Cost of Investments	$2,738,833	$23,593,955		$1,702,107	$2,417,011
Cost of Repurchase Agreement	—	470,338		—	—
Cost of Foreign Currency	76	4		350	129
Investments, at Value	$2,170,303	$21,107,885	*	$2,102,875	$2,651,304
Repurchase Agreement, at Value	—	470,338		—	—
Cash	4,132	40,145		6,439	5,266
Foreign Currency, at Value	77	11		350	129
Dividend and Interest Receivable	1,803	129		—	—
Total Assets	2,176,315	21,618,508		2,109,664	2,656,699
Liabilities:
Obligation to Return Securities Lending Collateral	—	535,680		—	—
Payable due to Investment Adviser	1,211	11,616		1,134	1,359
Total Liabilities	1,211	547,296		1,134	1,359
Net Assets	$2,175,104	$21,071,212		$2,108,530	$2,655,340
Net Assets Consist of:
Paid-in Capital	$4,625,086	$29,625,364		$1,617,619	$2,408,393
Total Distributable Gain/(Loss)	(2,449,982)	(8,554,152)		490,911	246,947
Net Assets	$2,175,104	$21,071,212		$2,108,530	$2,655,340
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	149,971	950,000		100,002	150,002
Net Asset Value, Offering and Redemption Price Per Share	$14.50	$22.18		$21.08	$17.70
*Includes Market Value of Securities on Loan	$—	$518,717		$—	$—

The accompanying notes are an integral part of the financial statements.
148

Statements of Assets and Liabilities
October 31, 2019

	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
Assets:
Cost of Investments	$1,737,756	$1,508,114	$1,520,244	$2,638,338
Cost of Foreign Currency	2	1,710	4	2
Investments, at Value	$1,791,412	$1,718,246	$1,574,495	$2,755,692
Cash	439	—	3,564	3,732
Foreign Currency, at Value	2	1,710	4	2
Dividend and Interest Receivable	1,170	8,123	—	1,225
Receivable for Investment Securities Sold	—	—	3,618	—
Total Assets	1,793,023	1,728,079	1,581,681	2,760,651
Liabilities:
Payable due to Investment Adviser	958	926	847	669
Cash Overdraft	—	4,089	—	—
Unrealized Depreciation on Spot Contracts	—	1	—	—
Total Liabilities	958	5,016	847	669
Net Assets	$1,792,065	$1,723,063	$1,580,834	$2,759,982
Net Assets Consist of:
Paid-in Capital	$1,730,167	$1,502,246	$1,502,076	$2,627,889
Total Distributable Gain	61,898	220,817	78,758	132,093
Net Assets	$1,792,065	$1,723,063	$1,580,834	$2,759,982
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,002	100,002	100,002	100,002
Net Asset Value, Offering and Redemption Price Per Share	$17.92	$17.23	$15.81	$27.60

The accompanying notes are an integral part of the financial statements.
149

Statements of Assets and Liabilities
October 31, 2019

	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF		Global X MSCI Argentina ETF		Global X MSCI Greece ETF
Assets:
Cost of Investments	$26,209,568	$71,860,893		$101,235,824		$346,907,093
Cost of Repurchase Agreement	—	48,888		722,310		19,252,314
Cost of Foreign Currency	3,980	309		—		—
Investments, at Value	$26,247,986	$72,119,304	*	$59,381,649	*	$340,537,517	*
Repurchase Agreement, at Value	—	48,888		722,310		19,252,314
Cash	67,492	168,449		223,923		878,531
Foreign Currency, at Value	3,977	382		—		—
Dividend and Interest Receivable	17,137	36,667		4,008		297,419
Unrealized Appreciation on Spot Contracts	5	—		—		—
Reclaim Receivable	—	—		2,189		—
Securities due from Broker	—	—		7,797		—
Due from Broker	—	—		—		5,576
Total Assets	26,336,597	72,373,690		60,341,876		360,971,357
Liabilities:
Obligation to Return Securities Lending Collateral	—	55,680		822,657		21,926,944
Payable due to Investment Adviser	13,447	36,066		29,911		152,502
Payable for Capital Shares Redeemed	—	—		7,797		—
Due to Broker	—	—		—		7,497
Payable due to Custodian	—	—		—		44,374
Total Liabilities	13,447	91,746		860,365		22,131,317
Net Assets	$26,323,150	$72,281,944		$59,481,511		$338,840,040
Net Assets Consist of:
Paid-in Capital	$32,006,039	$153,069,355		$107,023,578		$549,026,113
Total Distributable Loss	(5,682,889)	(80,787,411)		(47,542,067)		(210,186,073)
Net Assets	$26,323,150	$72,281,944		$59,481,511		$338,840,040
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,650,000	7,580,000		2,724,975		34,000,000
Net Asset Value, Offering and Redemption Price Per Share	$15.95	$9.54		$21.83		$9.97
*Includes Market Value of Securities on Loan	$—	$54,080		$848,876		$21,351,541

The accompanying notes are an integral part of the financial statements.
150

Statements of Assets and Liabilities
October 31, 2019

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Assets:
Cost of Investments	$95,869,392		$17,678,645	$41,399,797	$17,933,731
Cost of Repurchase Agreement	1,939,326		—	—	—
Cost of Foreign Currency	—		5,485	41,128	1,660
Investments, at Value	$78,472,975	*	$16,414,121	$32,926,509	$18,020,973
Repurchase Agreement, at Value	1,939,326		—	—	—
Cash	93,628		5,370	—	51,528
Foreign Currency, at Value	—		5,485	41,095	1,689
Receivable for Investment Securities Sold	588,742		2,125,569	—	—
Dividend and Interest Receivable	58,808		605	3,816	14,792
Unrealized Appreciation on Spot Contracts	—		—	—	2
Reclaim Receivable	—		288,571	—	4,316
Total Assets	81,153,479		18,839,721	32,971,420	18,093,300
Liabilities:
Obligation to Return Securities Lending Collateral	2,208,747		—	—	—
Payable for Capital Shares Redeemed	588,462		2,076,001	—	—
Payable due to Investment Adviser	33,035		7,969	19,228	7,480
Due to Broker	—		—	—	1,131
Cash Overdraft	—		—	374,828	—
Unrealized Depreciation on Spot Contracts	—		12	68	—
Payable due to Custodian	—		—	16,553	7,233
Total Liabilities	2,830,244		2,083,982	410,677	15,844
Net Assets	$78,323,235		$16,755,739	$32,560,743	$18,077,456
Net Assets Consist of:
Paid-in Capital	$126,912,223		$22,879,057	$67,101,021	$41,667,578
Total Distributable Loss	(48,588,988)		(6,123,318)	(34,540,278)	(23,590,122)
Net Assets	$78,323,235		$16,755,739	$32,560,743	$18,077,456
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	6,700,000		810,000	2,662,135	900,000
Net Asset Value, Offering and Redemption Price Per Share	$11.69		$20.69	$12.23	$20.09
*Includes Market Value of Securities on Loan	$2,042,133		$—	$—	$—

The accompanying notes are an integral part of the financial statements.
151

Statements of Assets and Liabilities
October 31, 2019

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF	Global X DAX Germany ETF
Assets:
Cost of Investments	$28,394,424		$63,316,184	$17,109,789
Cost of Repurchase Agreement	108,447		—	—
Cost of Foreign Currency	—		6,557	—
Investments, at Value	$22,427,836	*	$41,380,410	$16,242,796
Repurchase Agreement, at Value	108,447		—	—
Cash	—		—	8,357
Foreign Currency, at Value	—		7,085	—
Reclaim Receivable	82,695		—	97,242
Dividend and Interest Receivable	2,631		920,476	—
Receivable for Investment Securities Sold	—		—	24,775
Total Assets	22,621,609		42,307,971	16,373,170
Liabilities:
Obligation to Return Securities Lending Collateral	123,513		—	—
Payable due to Investment Adviser	10,095		23,590	2,676
Due to Broker	336		10	—
Cash Overdraft	55		466,178	—
Payable due to Custodian	1,105		13,729	—
Total Liabilities	135,104		503,507	2,676
Net Assets	$22,486,505		$41,804,464	$16,370,494
Net Assets Consist of:
Paid-in Capital	$40,885,727		$80,867,057	$18,447,402
Total Distributable Loss	(18,399,222)		(39,062,593)	(2,076,908)
Net Assets	$22,486,505		$41,804,464	$16,370,494
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,100,000		6,350,000	600,000
Net Asset Value, Offering and Redemption Price Per Share	$10.71		$6.58	$27.28
*Includes Market Value of Securities on Loan	$112,806		$—	$—

The accompanying notes are an integral part of the financial statements.
152

Statements of Operations
For the year ended October 31, 2019

	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Investment Income:
Dividend Income	$2,125,700	$77,634	$3,602,366	$57,040
Interest Income	9,391	81	6,935	37
Security Lending Income	345,032	—	2,706	—
Less: Foreign Taxes Withheld	(98,590)	(6,821)	(344,553)	(2,780)
Total Investment Income	2,381,533	70,894	3,267,454	54,297
Supervision and Administration Fees(1)	918,284	13,853	445,357	13,318
Custodian Fees(2)	5,731	224	6,665	150
Total Expenses	924,015	14,077	452,022	13,468
Net Investment Income	1,457,518	56,817	2,815,432	40,829
Net Realized Gain (Loss) on:
Investments(3)	(20,229,827)	(263,859)	(2,752,854)	(374,316)
Foreign Currency Transactions	(16,921)	53	(9,005)	740
Net Realized Loss on Investments and Foreign Currency Transactions	(20,246,748)	(263,806)	(2,761,859)	(373,576)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	56,137,227	14,309	(5,721,944)	300,845
Foreign Currency Translations	25	(14)	(20)	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	56,137,252	14,295	(5,721,964)	300,844
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	35,890,504	(249,511)	(8,483,823)	(72,732)
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,348,022	$(192,694)	$(5,668,391)	$(31,903)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
153

Statements of Operations
For the year or period ended October 31, 2019

	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X MSCI China Consumer Staples ETF(1)	Global X MSCI China Health Care ETF(1)
Investment Income:
Dividend Income	$100,046	$276,540	$40,070	$20,619
Interest Income	63	1,603	40	—
Security Lending Income	—	4,085	—	—
Less: Foreign Taxes Withheld	(6,137)	(19,977)	(1,355)	(1,037)
Total Investment Income	93,972	262,251	38,755	19,582
Supervision and Administration Fees(2)	15,414	162,901	10,846	10,127
Custodian Fees(3)	202	1,266	281	81
Total Expenses	15,616	164,167	11,127	10,208
Net Investment Income	78,356	98,084	27,628	9,374
Net Realized Gain (Loss) on:
Investments(4)	(432,746)	(329,786)	203,893	101,127
Foreign Currency Transactions	901	6,702	(187)	(567)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(431,845)	(323,084)	203,706	100,560
Net Change in Unrealized Appreciation on:
Investments	283,201	609,084	400,768	234,293
Foreign Currency Translations	—	4	—	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	283,201	609,088	400,768	234,293
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(148,644)	286,004	604,474	334,853
Net Increase (Decrease) in Net Assets Resulting from Operations	$(70,288)	$384,088	$632,102	$344,227

(1)	The Fund commenced operations on December 7, 2018.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
154

Statements of Operations
For the period ended October 31, 2019

	Global X MSCI China Information Technology ETF(1)	Global X MSCI China Real Estate ETF(1)	Global X MSCI China Utilities ETF(1)	Global X MSCI China Large-Cap 50 ETF(1)
Investment Income:
Dividend Income	$34,380	$77,091	$43,802	$67,626
Less: Foreign Taxes Withheld	(804)	(1,536)	(2,068)	(5,778)
Total Investment Income	33,576	75,555	41,734	61,848
Supervision and Administration Fees(2)	11,243	9,678	8,817	7,007
Custodian Fees(3)	105	70	70	116
Total Expenses	11,348	9,748	8,887	7,123
Net Investment Income	22,228	65,807	32,847	54,725
Net Realized Gain (Loss) on:
Investments(4)	126,683	(29,019)	3,958	96,392
Foreign Currency Transactions	(790)	146	14	(378)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	125,893	(28,873)	3,972	96,014
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	53,656	210,132	54,251	117,354
Foreign Currency Translations	1	(7)	—	(3)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	53,657	210,125	54,251	117,351
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	179,550	181,252	58,223	213,365
Net Increase in Net Assets Resulting from Operations	$201,778	$247,059	$91,070	$268,090

(1)	The Fund commenced operations on December 7, 2018.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
155

Statements of Operations
For the year ended October 31, 2019

	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Investment Income:
Dividend Income	$769,040	$2,857,139	$1,543,819	$8,225,800
Interest Income	746	2,607	7,412	12,325
Security Lending Income	—	3,915	184	1,604,824
Less: Foreign Taxes Withheld	(43,739)	(187,841)	(78,917)	(877,123)
Total Investment Income	726,047	2,675,820	1,472,498	8,965,826
Supervision and Administration Fees(1)	138,259	475,942	516,954	1,642,804
Custodian Fees(2)	500	4,978	8,140	61,334
Total Expenses	138,759	480,920	525,094	1,704,138
Net Investment Income	587,288	2,194,900	947,404	7,261,688
Net Realized Gain (Loss) on:
Investments(3)	(206,751)	(1,086,482)	4,095,456	7,222,032
Foreign Currency Transactions	(1,285)	(46,082)	2,347	(74,055)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(208,036)	(1,132,564)	4,097,803	7,147,977
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,253,687	9,637,456	(13,779,288)	66,701,958
Foreign Currency Translations	201	228	47	167
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,253,888	9,637,684	(13,779,241)	66,702,125
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	1,045,852	8,505,120	(9,681,438)	73,850,102
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,633,140	$10,700,020	$(8,734,034)	$81,111,790

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
156

Statements of Operations
For the year ended October 31, 2019

	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Investment Income:
Dividend Income	$4,416,085	$856,875	$2,609,153	$592,188
Interest Income	3,850	3,522	1,449	857
Security Lending Income	158,188	11,664	—	—
Less: Foreign Taxes Withheld	(909,304)	(680,379)	(204,416)	(57,415)
Total Investment Income	3,668,819	191,682	2,406,186	535,630
Supervision and Administration Fees(1)	475,618	110,892	248,282	79,220
Custodian Fees(2)	728	14,353	77,751	26,755
Total Expenses	476,346	125,245	326,033	105,975
Net Investment Income	3,192,473	66,437	2,080,153	429,655
Net Realized Gain (Loss) on:
Investments(3)	(612,889)	(578,540)	(4,873,528)	(1,589,122)
Foreign Currency Transactions	3,059	1,182	(50,181)	(7,630)
Net Realized Loss on Investments and Foreign Currency Transactions	(609,830)	(577,358)	(4,923,709)	(1,596,752)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(16,899,009)	1,584,677	(7,368,079)	1,574,282
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	1,494
Foreign Currency Translations	6,407	106,187	(244)	669
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(16,892,602)	1,690,864	(7,368,323)	1,576,445
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(17,502,432)	1,113,506	(12,292,032)	(20,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,309,959)	$1,179,943	$(10,211,879)	$409,348

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
157

Statements of Operations
For the year ended October 31, 2019

	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF	Global X DAX Germany ETF*
Investment Income:
Dividend Income	$1,072,258	$2,434,313	$499,567
Interest Income	481	1,330	—
Security Lending Income	32,562	—	—
Less: Foreign Taxes Withheld	(162,027)	(344,205)	(62,658)
Total Investment Income	943,274	2,091,438	436,909
Supervision and Administration Fees(1)	130,057	236,171	69,383
Custodian Fees(2)	6,965	69,191	1,694
Total Expenses	137,022	305,362	71,077
Waiver of Supervision and Administration Fees	–	–	(38,546)
Net Expenses	137,022	305,362	32,531
Net Investment Income	806,252	1,786,076	404,378
Net Realized Gain (Loss) on:
Investments(3)	(1,491,785)	(5,383,191)	(572,537)
Foreign Currency Transactions	1,211	(132,391)	(494)
Net Realized Loss on Investments and Foreign Currency Transactions	(1,490,574)	(5,515,582)	(573,031)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,253,196	(8,400,784)	1,685,980
Foreign Currency Translations	(1,212)	2,895	402
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,251,984	(8,397,889)	1,686,382
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(238,590)	(13,913,471)	1,113,351
Net Increase (Decrease) in Net Assets Resulting from Operations	$567,662	$(12,127,395)	$1,517,729

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
158

Statements of Changes in Net Assets

	Global X MSCI China Consumer Discretionary ETF		Global X MSCI China Energy ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,457,518	$3,057,004	$56,817	$95,503
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(20,246,748)	(1,038,529)	(263,806)	(149,961)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	56,137,252	(78,056,785)	14,295	20,487
Net Increase (Decrease) in Net Assets Resulting from Operations	37,348,022	(76,038,310)	(192,694)	(33,971)
Distributions	(3,541,990)	(1,451,475)	(123,563)	(61,751)
Capital Share Transactions:
Issued	26,355,509	278,709,895	—	1,296,935
Redeemed	(23,778,436)	(237,167,201)	(1,074,531)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	2,577,073	41,542,694	(1,074,531)	1,296,935
Total Increase (Decrease) in Net Assets	36,383,105	(35,947,091)	(1,390,788)	1,201,213
Net Assets:
Beginning of Year	120,102,486	156,049,577	2,954,704	1,753,491
End of Year	$156,485,591	$120,102,486	$1,563,916	$2,954,704
Share Transactions:
Issued	1,600,000	14,850,000	—	100,000
Redeemed	(1,600,000)	(14,950,000)	(100,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(100,000)	(100,000)	100,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
159

Statements of Changes in Net Assets

	Global X MSCI China Financials ETF		Global X MSCI China Industrials ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$2,815,432	$1,359,209	$40,829	$63,886
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(2,761,859)	1,374,334	(373,576)	(410,506)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(5,721,964)	(8,496,517)	300,844	(169,069)
Net Decrease in Net Assets Resulting from Operations	(5,668,391)	(5,762,974)	(31,903)	(515,689)
Distributions	(2,438,433)	(957,793)	(67,864)	(86,463)
Capital Share Transactions:
Issued	78,511,082	7,192,833	—	—
Redeemed	(41,027,907)	(19,939,874)	—	(1,374,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	37,483,175	(12,747,041)	—	(1,374,683)
Total Increase (Decrease) in Net Assets	29,376,351	(19,467,808)	(99,767)	(1,976,835)
Net Assets:
Beginning of Year	30,783,511	50,251,319	2,038,184	4,015,019
End of Year	$60,159,862	$30,783,511	$1,938,417	$2,038,184
Share Transactions:
Issued	4,500,000	350,000	—	—
Redeemed	(2,700,000)	(1,200,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,800,000	(850,000)	—	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
160

Statements of Changes in Net Assets

	Global X MSCI China Materials ETF		Global X MSCI China Communication Services ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$78,356	$105,219	$98,084	$72,911
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(431,845)	48,554	(323,084)	(726,409)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	283,201	(1,231,745)	609,088	(7,584,372)
Net Increase (Decrease) in Net Assets Resulting from Operations	(70,288)	(1,077,972)	384,088	(8,237,870)
Distributions	(149,448)	(58,997)	(115,344)	(578,519)
Capital Share Transactions:
Issued	—	—	3,542,417	15,927,280
Redeemed	—	(1,865,290)	(7,384,857)	(1,473,002)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	(1,865,290)	(3,842,440)	14,454,278
Total Increase (Decrease) in Net Assets	(219,736)	(3,002,259)	(3,573,696)	5,637,889
Net Assets:
Beginning of Year	2,394,840	5,397,099	24,644,908	19,007,019
End of Year	$2,175,104	$2,394,840	$21,071,212	$24,644,908
Share Transactions:
Issued	—	—	150,000	500,000
Redeemed	—	(100,000)	(300,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	(100,000)	(150,000)	450,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
161

Statements of Changes in Net Assets

	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
	Period Ended October 31, 2019(1)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$27,628	$9,374
Net Realized Gain on Investments and Foreign Currency Transactions(2)	203,706	100,560
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	400,768	234,293
Net Increase in Net Assets Resulting from Operations	632,102	344,227
Distributions	(13,493)	(2,880)
Capital Share Transactions:
Issued	2,441,052	3,099,609
Redeemed	(951,131)	(785,616)
Increase in Net Assets from Capital Share Transactions	1,489,921	2,313,993
Total Increase in Net Assets	2,108,530	2,655,340
Net Assets:
Beginning of Period	—	—
End of Period	$2,108,530	$2,655,340
Share Transactions:
Issued	150,002	200,002
Redeemed	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	100,002	150,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
162

Statements of Changes in Net Assets

	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF
	Period Ended October 31, 2019(1)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$22,228	$65,807
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	125,893	(28,873)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	53,657	210,125
Net Increase in Net Assets Resulting from Operations	201,778	247,059
Distributions	(12,360)	(26,242)
Capital Share Transactions:
Issued	3,298,330	1,502,246
Redeemed	(1,695,683)	—
Increase in Net Assets from Capital Share Transactions	1,602,647	1,502,246
Total Increase in Net Assets	1,792,065	1,723,063
Net Assets:
Beginning of Period	—	—
End of Period	$1,792,065	$1,723,063
Share Transactions:
Issued	200,002	100,002
Redeemed	(100,000)	—
Net Increase in Shares Outstanding from Share Transactions	100,002	100,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
163

Statements of Changes in Net Assets

	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
	Period Ended October 31, 2019(1)	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$32,847	$54,725
Net Realized Gain on Investments and Foreign Currency Transactions(2)	3,972	96,014
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	54,251	117,351
Net Increase in Net Assets Resulting from Operations	91,070	268,090
Distributions	(12,312)	(21,830)
Capital Share Transactions:
Issued	1,502,076	3,902,789
Redeemed	—	(1,389,067)
Increase in Net Assets from Capital Share Transactions	1,502,076	2,513,722
Total Increase in Net Assets	1,580,834	2,759,982
Net Assets:
Beginning of Period	—	—
End of Period	$1,580,834	$2,759,982
Share Transactions:
Issued	100,002	150,002
Redeemed	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	100,002	100,002

(1)	The Fund commenced operations on December 7, 2018.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
164

Statements of Changes in Net Assets

	Global X FTSE Southeast Asia ETF		Global X MSCI Colombia ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$587,288	$591,481	$2,194,900	$2,038,089
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(208,036)	163,586	(1,132,564)	(798,469)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,253,888	(1,776,658)	9,637,684	(9,808,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,633,140	(1,021,591)	10,700,020	(8,568,458)
Distributions	(911,494)	(284,000)	(3,425,053)	(1,748,612)
Capital Share Transactions:
Issued	7,987,304	10,002,534	7,168,432	31,346,354
Redeemed	—	(5,402,561)	(24,443,712)	(31,731,396)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,987,304	4,599,973	(17,275,280)	(385,042)
Total Increase (Decrease) in Net Assets	8,708,950	3,294,382	(10,000,313)	(10,702,112)
Net Assets:
Beginning of Year	17,614,200	14,319,818	82,282,257	92,984,369
End of Year	$26,323,150	$17,614,200	$72,281,944	$82,282,257
Share Transactions:
Issued	500,000	600,000	750,000	2,850,000
Redeemed	—	(350,000)	(2,650,000)	(3,100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	500,000	250,000	(1,900,000)	(250,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
165

Statements of Changes in Net Assets

	Global X MSCI Argentina ETF		Global X MSCI Greece ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$947,404	$1,832,975	$7,261,688	$7,796,612
Net Realized Gain on Investments and Foreign Currency Transactions(1)	4,097,803	27,933,981	7,147,977	11,985,287
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(13,779,241)	(59,249,279)	66,702,125	(89,657,043)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,734,034)	(29,482,323)	81,111,790	(69,875,144)
Distributions	(1,862,692)	(1,050,485)	(7,386,717)	(8,523,662)
Capital Share Transactions:
Issued	23,447,588	69,731,683	122,188,425	141,645,910
Redeemed	(42,760,305)	(133,275,628)	(114,974,004)	(155,135,031)
Increase (Decrease) in Net Assets from Capital Share Transactions	(19,312,717)	(63,543,945)	7,214,421	(13,489,121)
Total Increase (Decrease) in Net Assets	(29,909,443)	(94,076,753)	80,939,494	(91,887,927)
Net Assets:
Beginning of Year	89,390,954	183,467,707	257,900,546	349,788,473
End of Year	$59,481,511	$89,390,954	$338,840,040	$257,900,546
Share Transactions:
Issued	850,000	2,100,000	14,000,000	13,450,000
Redeemed	(1,650,000)	(4,300,000)	(13,600,000)	(17,450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(800,000)	(2,200,000)	400,000	(4,000,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
166

Statements of Changes in Net Assets

	Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$3,192,473	$4,349,798	$66,437	$900,792
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(609,830)	9,982,185	(577,358)	960,517
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(16,892,602)	(6,330,589)	1,690,864	(4,830,892)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,309,959)	8,001,394	1,179,943	(2,969,583)
Distributions	(6,822,589)	(4,071,466)	(946,666)	(1,206,770)
Return of Capital	—	—	(410,291)	—
Capital Share Transactions:
Issued	28,417,866	46,323,379	—	1,141,619
Redeemed	(92,433,481)	(51,518,023)	(7,216,000)	(11,280,081)
Decrease in Net Assets from Capital Share Transactions	(64,015,615)	(5,194,644)	(7,216,000)	(10,138,462)
Total Decrease in Net Assets	(85,148,163)	(1,264,716)	(7,393,014)	(14,314,815)
Net Assets:
Beginning of Year	163,471,398	164,736,114	24,148,753	38,463,568
End of Year	$78,323,235	$163,471,398	$16,755,739	$24,148,753
Share Transactions:
Issued	2,150,000	3,250,000	—	50,000
Redeemed	(7,150,000)	(3,750,000)	(350,000)	(500,000)
Net Decrease in Shares Outstanding from Share Transactions	(5,000,000)	(500,000)	(350,000)	(450,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
167

Statements of Changes in Net Assets

	Global X MSCI Nigeria ETF		Global X MSCI Next Emerging & Frontier ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$2,080,153	$2,163,179	$429,655	$425,779
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(4,923,709)	(3,733,868)	(1,596,752)	(442,034)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(7,368,323)	(6,406,058)	1,576,445	(1,940,274)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,211,879)	(7,976,747)	409,348	(1,956,529)
Distributions	(3,827,441)	(1,360,193)	(725,137)	(288,733)
Capital Share Transactions:
Issued	6,742,660	21,278,227	5,248,374	1,253,703
Redeemed	(817,591)	(35,825,601)	—	(2,157,504)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,925,069	(14,547,374)	5,248,374	(903,801)
Total Increase (Decrease) in Net Assets	(8,114,251)	(23,884,314)	4,932,585	(3,149,063)
Net Assets:
Beginning of Year	40,674,994	64,559,308	13,144,871	16,293,934
End of Year	$32,560,743	$40,674,994	$18,077,456	$13,144,871
Share Transactions:
Issued	450,000	850,000	250,000	50,000
Redeemed	(50,000)	(1,600,000)	—	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	400,000	(750,000)	250,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
168

Statements of Changes in Net Assets

	Global X MSCI Portugal ETF		Global X MSCI Pakistan ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$806,252	$1,356,508	$1,786,076	$2,097,578
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,490,574)	6,364,970	(5,515,582)	(11,831,415)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,251,984	(9,234,682)	(8,397,889)	(1,524,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	567,662	(1,513,204)	(12,127,395)	(11,257,850)
Distributions	(1,885,103)	(1,558,591)	(2,425,569)	(4,283,498)
Capital Share Transactions:
Issued	5,527,566	15,556,073	16,333,858	18,879,004
Redeemed	(7,018,798)	(50,893,642)	—	(16,890,373)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,491,232)	(35,337,569)	16,333,858	1,988,631
Total Increase (Decrease) in Net Assets	(2,808,673)	(38,409,364)	1,780,894	(13,552,717)
Net Assets:
Beginning of Year	25,295,178	63,704,542	40,023,570	53,576,287
End of Year	$22,486,505	$25,295,178	$41,804,464	$40,023,570
Share Transactions:
Issued	500,000	1,250,000	2,450,000	1,450,000
Redeemed	(650,000)	(4,100,000)	—	(1,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(150,000)	(2,850,000)	2,450,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
169

Statements of Changes in Net Assets

	Global X DAX Germany ETF*
	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$404,378	$506,954
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(573,031)	67,858
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,686,382	(4,055,673)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,729	(3,480,861)
Distributions	(666,693)	(244,615)
Return of Capital	(10,877)	—
Capital Share Transactions:
Issued	—	4,859,840
Redeemed	(1,320,546)	(1,469,780)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,320,546)	3,390,060
Total Decrease in Net Assets	(480,387)	(335,416)
Net Assets:
Beginning of Year	16,850,881	17,186,297
End of Year	$16,370,494	$16,850,881
Share Transactions:
Issued	—	150,000
Redeemed	(50,000)	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	100,000

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.
170

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Discretionary ETF
2019	13.57	0.16	4.35	4.51	(0.40)
2018	17.44	0.20	(3.95)	(3.75)	(0.12)
2017	11.97	0.24	5.40	5.64	(0.17)
2016	13.72	0.20	(1.36)	(1.16)	(0.59)
2015	13.82	0.53	(0.37)	0.16	(0.26)
Global X MSCI China Energy ETF
2019	11.82	0.30	(1.12)	(0.82)	(0.57)
2018	11.69	0.49	0.05	0.54	(0.41)
2017	10.56	0.41	0.93	1.34	(0.21)
2016	11.61	0.22	(0.94)	(0.72)	(0.33)
2015	15.03	0.22	(3.31)	(3.09)	(0.33)
Global X MSCI China Financials ETF
2019	15.39	0.67	0.65	1.32	(0.88)
2018	17.63	0.48	(2.38)	(1.90)	(0.34)
2017	13.80	0.39	3.70	4.09	(0.26)
2016	14.90	0.25	(0.62)	(0.37)	(0.73)
2015	13.50	0.54	1.02	1.56	(0.16)

The accompanying notes are an integral part of the financial statements.
171

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.40)	17.68	34.20	156,486	0.65	1.03	83.41
(0.12)	13.57	(21.70)	120,102	0.65	1.11	17.92
(0.17)	17.44	47.90	156,050	0.65	1.67	34.72
(0.59)	11.97	(8.57)	73,023	0.65	1.71	38.13
(0.26)	13.72	1.34	93,951	0.65	3.86	24.57

(0.57)	10.43	(7.04)	1,564	0.66	2.67	109.41
(0.41)	11.82	4.77	2,955	0.65	4.00	14.60
(0.21)	11.69	13.13	1,754	0.65	3.82	11.85
(0.33)	10.56	(6.11)	1,583	0.65	2.19	22.19
(0.33)	11.61	(20.89)	1,741	0.65	1.66	15.62

(0.88)	15.83	8.95	60,160	0.66	4.11	54.17
(0.34)	15.39	(11.04)	30,784	0.66	2.67	15.09
(0.26)	17.63	30.32	50,251	0.65	2.58	19.12
(0.73)	13.80	(2.56)	28,289	0.65	1.92	18.43
(0.16)	14.90	11.50	57,358	0.65	3.34	15.88

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
172

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Industrials ETF
2019	13.59	0.27	(0.49)	(0.22)	(0.45)
2018	16.06	0.29	(2.41)	(2.12)	(0.35)
2017	12.57	0.24	3.45	3.69	(0.20)
2016	14.44	0.18	(1.71)	(1.53)	(0.34)
2015	12.93	0.21	1.40	1.61	(0.10)
Global X MSCI China Materials ETF
2019	15.97	0.52	(0.99)	(0.47)	(1.00)
2018	21.59	0.46	(5.84)	(5.38)	(0.24)
2017	13.42	0.38	7.95	8.33	(0.16)
2016	13.29	0.16	0.68	0.84	(0.71)
2015	14.80	0.40	(1.70)	(1.30)	(0.21)
Global X MSCI China Communication Services ETF
2019	22.40	0.09	(0.21)	(0.12)	(0.10)
2018	29.24	0.07	(6.23)	(6.16)	(0.68)
2017	23.23	0.28	6.69	6.97	(0.96)
2016	22.01	0.45	0.91	1.36	(0.14)
2015	23.48	0.12	(1.52)	(1.40)	(0.07)
The accompanying notes are an integral part of the financial statements.
173

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.45)	12.92	(1.66)	1,938	0.66	1.99	80.17
(0.35)	13.59	(13.44)	2,038	0.66	1.92	18.28
(0.20)	16.06	29.88	4,015	0.65	1.68	21.53
(0.34)	12.57	(10.60)	3,770	0.65	1.47	14.08
(0.10)	14.44	12.49	7,222	0.65	1.38	23.87

(1.00)	14.50	(3.13)	2,175	0.66	3.30	65.67
(0.24)	15.97	(25.20)	2,395	0.66	2.27	26.95
(0.16)	21.59	62.79	5,397	0.65	2.19	49.80
(0.71)	13.42	6.84	1,342	0.65	1.31	26.33
(0.21)	13.29	(8.95)	1,329	0.65	2.39	28.59

(0.10)	22.18	(0.54)	21,071	0.66	0.39	114.67
(0.68)	22.40	(21.70)	24,645	0.65	0.24	33.79
(0.96)	29.24	31.56	19,007	0.65	1.14	42.59
(0.14)	23.23	6.20	13,940	0.65	2.09	42.02
(0.07)	22.01	(5.94)	15,404	0.65	0.52	44.95

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
174

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X MSCI China Consumer Staples ETF
2019(1)	15.00	0.28	5.93	6.21	(0.13)
Global X MSCI China Health Care ETF
2019(1)	15.00	0.09	2.64	2.73	(0.03)
Global X MSCI China Information Technology ETF
2019(1)	15.00	0.19	2.81	3.00	(0.08)
Global X MSCI China Real Estate ETF
2019(1)	15.00	0.67	1.82	2.49	(0.26)
Global X MSCI China Utilities ETF
2019(1)	15.00	0.33	0.60	0.93	(0.12)
Global X MSCI China Large-Cap 50 ETF
2019(1)	25.00	0.55	2.27	2.82	(0.22)

The accompanying notes are an integral part of the financial statements.
175

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.13)	21.08	41.48	2,109	0.67	†	1.66	†	29.25

(0.03)	17.70	18.22	2,655	0.66	†	0.60	†	12.20

(0.08)	17.92	20.06	1,792	0.66	†	1.29	†	36.75

(0.26)	17.23	16.56	1,723	0.65	†	4.44	†	14.00

(0.12)	15.81	6.24	1,581	0.66	†	2.42	†	28.26

(0.22)	27.60	11.27	2,760	0.29	†	2.26	†	12.46

(1)	The Fund commenced operations on December 7, 2018.
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
176

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)
Global X FTSE Southeast Asia ETF
2019	15.32	0.44	0.91	1.35	(0.72)
2018	15.91	0.49	(0.81)	(0.32)	(0.27)
2017	13.72	0.32	2.23	2.55	(0.36)
2016	13.07	0.31	0.78	1.09	(0.44)
2015	16.76	0.34	(3.61)	(3.27)	(0.42)
Global X MSCI Colombia ETF
2019	8.68	0.26	0.99	1.25	(0.39)
2018	9.56	0.21	(0.91)	(0.70)	(0.18)
2017	9.22	0.18	0.29	0.47	(0.13)
2016	8.79	0.16	0.39	0.55	(0.12)
2015	17.42	0.31	(8.53)	(8.22)	(0.41)
Global X MSCI Argentina ETF
2019	25.36	0.29	(3.26)	(2.97)	(0.56)
2018	32.05	0.35	(6.87)	(6.52)	(0.17)
2017	23.69	0.07	8.37	8.44	(0.08)
2016	19.81	0.15	3.89	4.04	(0.16)
2015	21.18	0.11	(1.39)	(1.28)	(0.09)

The accompanying notes are an integral part of the financial statements.
177

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.72)	15.95	8.94	26,323	0.65		2.76	7.01
(0.27)	15.32	(2.15)	17,614	0.65		2.94	11.98
(0.36)	15.91	19.19	14,320	0.65		2.23	7.78
(0.44)	13.72	8.75	12,349	0.65		2.40	12.94
(0.42)	13.07	(19.97)	14,376	0.65		2.26	24.06

(0.39)	9.54	15.05	72,282	0.62		2.81	18.05
(0.18)	8.68	(7.55)	82,282	0.62	@	2.01	39.15
(0.13)	9.56	5.24	92,984	0.62	@	1.83	40.93
(0.12)	9.22	6.55	88,760	0.65	@	1.82	37.60
(0.41)	8.79	(47.93)	66,616	0.61	@	2.80	66.93

(0.56)	21.83	(12.08)	59,482	0.60		1.08	28.88
(0.17)	25.36	(20.48)	89,391	0.60	‡	1.07	34.46
(0.08)	32.05	35.79	183,468	0.65	‡	0.24	24.45
(0.16)	23.69	20.65	90,602	0.74		0.69	20.88
(0.09)	19.81	(6.04)	15,355	0.74		0.58	26.88

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.68%, 0.81%, 0.84% and 0.79%  for the years ended October 31, 2018, 2017, 2016 and 2015, respectively.

‡	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratios would have been 0.66% and 0.74% for the years ended October 31, 2018 and 2017.

The accompanying notes are an integral part of the financial statements.
178

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X MSCI Greece ETF
2019	7.68	0.21	2.29	2.50	(0.21)	—
2018	9.30	0.19	(1.59)	(1.40)	(0.22)	—
2017	7.35	0.15	1.95	2.10	(0.15)	—
2016	10.41	0.13	(3.07)	(2.94)	(0.12)	—
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	—
Global X MSCI Norway ETF
2019	13.97	0.42	(1.80)	(1.38)	(0.90)	—
2018	13.50	0.37	0.48	0.85	(0.38)	—
2017	11.07	0.41	2.34	2.75	(0.32)	—
2016	10.75	0.35	0.34	0.69	(0.37)	—
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—
Global X FTSE Nordic Region ETF
2019	20.82	0.06	1.02	1.08	(0.84)	(0.37)
2018	23.89	0.63	(2.87)	(2.24)	(0.83)	—
2017	19.38	0.51	4.72	5.23	(0.72)	—
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—

The accompanying notes are an integral part of the financial statements.
179

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

(0.21)	9.97	33.57	338,840	0.57	2.43	12.67
(0.22)	7.68	(15.63)	257,901	0.59	1.98	16.38
(0.15)	9.30	29.04	349,788	0.61	1.69	21.59
(0.12)	7.35	(28.33)	245,561	0.62	1.71	76.19
(0.13)	10.41	(33.66)	314,907	0.62	1.61	29.35

(0.90)	11.69	(9.77)	78,323	0.50	3.36	9.63
(0.38)	13.97	6.47	163,471	0.50	2.64	9.55
(0.32)	13.50	25.53	164,736	0.50	3.41	9.53
(0.37)	11.07	6.86	113,997	0.50	3.39	16.62
(0.83)	10.75	(22.50)	65,024	0.50	2.76	16.05

(1.21)	20.69	5.44	16,756	0.56	0.30	4.27
(0.83)	20.82	(9.67)	24,149	0.58	2.80	7.37
(0.72)	23.89	27.97	38,464	0.55	2.37	6.79
(0.63)	19.38	(10.54)	40,899	0.51	3.01	10.90
(0.85)	22.29	(5.05)	52,596	0.50	2.53	7.76

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.
180

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X MSCI Nigeria ETF
2019	17.98	0.87	(4.96)	(4.09)	(1.66)	(1.66)
2018	21.43	0.73	(3.76)	(3.03)	(0.42)	(0.42)
2017	17.24	0.54	4.07	4.61	(0.42)	(0.42)
2016	31.76	0.86	(14.16)	(13.30)	(1.22)	(1.22)
2015	52.08	1.37	(20.47)	(19.10)	(1.22)	(1.22)
Global X MSCI Next Emerging & Frontier ETF
2019	20.22	0.55	0.31	0.86	(0.99)	(0.99)
2018	23.28	0.59	(3.24)	(2.65)	(0.41)	(0.41)
2017	20.15	0.40	3.21	3.61	(0.48)	(0.48)
2016	19.27	0.20	1.14	1.34	(0.46)	(0.46)
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	(0.40)
Global X MSCI Portugal ETF
2019	11.24	0.36	(0.11)	0.25	(0.78)	(0.78)
2018	12.49	0.36	(1.25)	(0.89)	(0.36)	(0.36)
2017	9.88	0.36	2.65	3.01	(0.40)	(0.40)
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	(0.46)
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	(0.23)

The accompanying notes are an integral part of the financial statements.
181

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

12.23	(24.55)	32,561	0.89		5.70	45.62
17.98	(14.46)	40,675	0.88		3.29	62.52
21.43	27.52	64,559	1.07		2.99	21.07
17.24	(43.30)	28,009	1.02	@	3.80	29.61
31.76	(37.25)	24,623	0.68	@	3.72	34.00

20.09	4.29	18,077	0.66		2.66	78.67
20.22	(11.66)	13,145	0.55		2.54	14.62
23.28	18.53	16,294	0.56		1.89	7.93
20.15	7.33	15,112	0.56		1.13	9.35
19.27	(23.29)	106,925	0.58		2.22	19.72

10.71	2.72	22,487	0.58		3.41	20.74
11.24	(7.26)	25,295	0.57		2.91	21.05
12.49	31.88	63,705	0.60		3.31	25.31
9.88	(4.86)	25,694	0.61		4.26	27.20
10.85	(12.39)	37,449	0.61		2.68	35.26

(1)	Per share amounts have been adjusted for a 1 for 4 reverse share split on March 16, 2017 (See Note 9 in the Notes to Financial Statements).
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10% and 0.92%,  for the years and or period ended October 31, 2016 and 2015, respectively.

The accompanying notes are an integral part of the financial statements.
182

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MSCI Pakistan ETF
2019	10.26	0.38	(3.47)	(3.09)	(0.59)	—	—
2018	13.56	0.47	(2.68)	(2.21)	(0.44)	(0.65)	—
2017	15.23	0.75	(1.90)	(1.15)	(0.52)	—	—
2016	14.17	0.58	0.90	1.48	(0.37)	(0.05)	—
2015(1)	15.28	0.35	(1.46)	(1.11)	—	—	—
Global X DAX Germany ETF(2)
2019(3)	25.92	0.67	1.82	2.49	(1.11)	—	(0.02)
2018(3)	31.25	0.77	(5.75)‡	(4.98)	(0.35)	—	—
2017(3)	24.73	0.48	6.91	7.39	(0.83)	—	(0.04)
2016(3)	25.82	0.45	(1.33)	(0.88)	(0.21)	—	—
2015(3)	25.73	0.73	(0.37)	0.36	(0.27)	—	—

The accompanying notes are an integral part of the financial statements.
183

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.59)	6.58	(30.73)	41,804	0.88		5.14		19.09
(1.09)	10.26	(17.53)	40,024	0.87		3.84		44.05
(0.52)	13.56	(8.25)	53,576	0.89		4.64		65.51
(0.42)	15.23	10.87	10,664	0.91		4.01		21.22
—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

(1.13)	27.28	9.98	16,370	0.21	+	2.65		15.36
(0.35)	25.92	(16.05) @	16,851	0.20		2.57		7.00
(0.87)	31.25	30.40	17,186	0.38		1.74		9.00
(0.21)	24.73	(3.41)	13,601	0.45		1.86		14.00
(0.27)	25.82	1.34	15,494	0.45		2.70		9.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on April 22, 2015.
(2)	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(3)
As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund (See Note 1 in Notes to Financial Statements).

+	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.46%.
‡	Includes a $0.10 gain per share derived from a payment from the Administrator (See Note 12 in Notes to Finanaicial Statements).
@	Before payment from the Administrator for the loss resulting from the error, the total return for the period would have been (16.37%) ( See Note 12 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
184

Notes to Financial Statements
October 31, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2019, the Trust had one hundred and one portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X MSCI China Consumer Discretionary ETF, Global X MSCI China Energy ETF, Global X MSCI China Financials ETF, Global X MSCI China Industrials ETF, Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Consumer Staples ETF, Global X MSCI China Health Care ETF, Global X MSCI China Information Technology ETF, Global X MSCI China Real Estate ETF, Global X MSCI China Utilities ETF, Global X MSCI China Large-Cap 50 ETF, Global X FTSE Southeast Asia ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF, Global X MSCI Pakistan ETF and Global X DAX Germany ETF (each a “Fund”, and collectively, the “Funds”). Each Fund (except for the Global X MSCI Next Emerging & Frontier ETF) has elected non-diversified status.
On December 24, 2018, the shareholders of the Horizons DAX Germany ETF (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets to the Global X DAX Germany ETF (the “Germany Fund”) and the assumption of certain of the liabilities of the Predecessor Fund; (b) the issuance of shares of the Germany Fund to the shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 24, 2018. The Germany Fund had no operations prior to the Reorganization. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Germany Fund. The financial statements and financial highlights include the financial information of the Predecessor Fund through December 21, 2018.
Effective December 6, 2018, the Global X China Consumer ETF changed its name to Global X MSCI China Consumer Discretionary ETF, and its underlying index was changed to MSCI China Consumer Discretionary 10/50 Index.
Effective December 6, 2018, the Global X China Energy ETF changed its name to Global X MSCI China Energy ETF, and its underlying index was changed to MSCI China Energy IMI Plus 10/50 Index.
Effective December 6, 2018, the Global X China Financials ETF changed its name to Global X MSCI China Financials ETF, and its underlying index was changed to MSCI China Financials 10/50 Index.

185

Notes to Financial Statements (continued)
October 31, 2019

1. ORGANIZATION (continued)
Effective December 6, 2018, the Global X China Industrials ETF changed its name to Global X MSCI China Industrials ETF, and its underlying index was changed to MSCI China Industrials 10/50 Index.
Effective December 6, 2018, the Global X China Materials ETF changed its name to Global X MSCI China Materials ETF, and its underlying index was changed to MSCI China Materials 10/50 Index.
Effective December 6, 2018, the Global X NASDAQ China Technology ETF changed its name to Global X MSCI China Communication Services ETF, and its underlying index was changed to MSCI China Communication Services 10/50 Index.
Effective January 16, 2019, the the Global X Next Emerging & Frontier ETF changed its name to Global X MSCI Next Emerging & Frontier ETF, and its underlying index was changed to the MSCI Select Emerging and Frontier Markets Access Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Significant Accounting Policies followed by the Funds.
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying Master Limited Partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange

186

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called.

187

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2019, there were securities valued using the Fair Value Procedures of $459,354, $0, $4,651, $68,089, $174,848, $5, $12 and $64,642 in Global X MSCI China Financials ETF, Global X MSCI China Materials ETF, Global X MSCI China Communication Services ETF, Global X MSCI China Utilities ETF, Global X MSCI Greece ETF, Global X MSCI Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF, respectively. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.

188

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2019. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
Global X MSCI China Utilities ETF
Assets	Fair Value at 10/31/19	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$68,089	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2019. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas and RBC Capital Markts are held by Brown Brothers Harriman & Co. (“BBH”) the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

189

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of October 31, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X MSCI China Consumer Discretionary ETF
RBC Capital Markets	$6,120,344	$6,120,344	$-	$-
Global X China Financials ETF
RBC Capital Markets	426,104	426,104	-	-
Global X China Communication Services ETF
RBC Capital Markets	470,338	470,338	-	-
Global X MSCI Colombia ETF
RBC Capital Markets	48,888	48,888	-	-
Global X MSCI Argentina ETF
RBC Capital Markets	722,310	722,310	-	-
Global X MSCI Greece ETF
RBC Capital Markets	19,252,314	19,252,314	-	-
Global X Norway ETF
RBC Capital Markets	1,939,326	1,939,326	-	-
Global X MSCI Portugal ETF
RBC Capital Markets	108,447	108,447	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet  the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of each Fund.
The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

190

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the year ended October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.
CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation

191

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at October 31, 2019	Redemption Fee
Global X MSCI China Consumer Discretionary ETF	50,000	$1,100	$884,000	$1,100
Global X MSCI China Energy ETF	50,000	800	521,500	800
Global X MSCI China Financials ETF	50,000	1,500	791,500	1,500
Global X MSCI China Industrials ETF	50,000	1,500	646,000	1,500
Global X MSCI China Materials ETF	50,000	1,200	725,000	1,200
Global X MSCI China Communication Services ETF	50,000	800	1,109,000	800
Global X MSCI China Consumer Staples ETF	50,000	1,000	1,054,000	1,000
Global X MSCI China Health Care ETF	50,000	1,000	885,000	1,000
Global X MSCI China Information Technology ETF	50,000	1,200	896,000	1,200
Global X MSCI China Real Estate ETF	50,000	1,200	861,500	1,200
Global X MSCI China Utilities ETF	50,000	1,000	790,500	1,000
Global X MSCI China Large-Cap 50 ETF	50,000	1,300	1,380,000	1,300
Global X FTSE Southeast Asia ETF	50,000	2,100	797,500	2,100
Global X MSCI Colombia ETF	50,000	2,000	477,000	2,000
Global X MSCI Argentina ETF	50,000	500	1,091,500	500
Global X MSCI Greece ETF	50,000	700	498,500	700
Global X MSCI Norway ETF	50,000	1,200	584,500	1,200
Global X FTSE Nordic Region ETF	50,000	1,000	1,034,500	1,000
Global X MSCI Nigeria ETF	50,000	2,000	611,500	2,000
Global X MSCI Next Emerging & Frontier ETF	50,000	9,500	1,004,500	9,500
Global X MSCI Portugal ETF	50,000	1,000	535,500	1,000
Global X MSCI Pakistan ETF	50,000	3,500	329,000	3,500
Global X DAX Germany ETF	50,000	500	1,364,000	500

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a

192

Notes to Financial Statements (continued)
October 31, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure.
For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Funds pay custodial fees that are not covered by the Supervision and Administration Agreement.
Supervision and Administration Fee
Global X MSCI China Consumer Discretionary ETF	0.65%
Global X MSCI China Energy ETF	0.65%
Global X MSCI China Financials ETF	0.65%
Global X MSCI China Industrials ETF	0.65%
Global X MSCI China Materials ETF	0.65%
Global X MSCI China Communication Services ETF	0.65%
Global X MSCI China Consumer Staples ETF	0.65%
Global X MSCI China Health Care ETF	0.65%
Global X MSCI China Information Technology ETF	0.65%
Global X MSCI China Real Estate ETF	0.65%
Global X MSCI China Utilities ETF	0.65%
Global X MSCI China Large-Cap 50 ETF	0.29%
Global X FTSE Southeast Asia ETF	0.65%
Global X MSCI Colombia ETF*	0.61%
Global X MSCI Argentina ETF**	0.59%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF	0.68%
Global X MSCI Next Emerging & Frontier ETF	0.49%
Global X MSCI Portugal ETF	0.55%
Global X MSCI Pakistan ETF	0.68%
Global X DAX Germany ETF***	0.45%

193

Notes to Financial Statements (continued)
October 31, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
*Pursuant to an expense limitation agreement in existence between the Global X MSCI Colombia ETF (the “ Colombia Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Colombia Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.61% of the Colombia Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Colombia Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Colombia Fund’s fees to 0.61% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2019, the amounts of waivers/reimbursements subject to recoupment for the Colombia Fund were $61,948 expiring 2021 and $178,804 expiring 2020. As of October 31, 2019, there had been no recoupment of previously waived and reimbursed fees.
**Pursuant to an expense limitation agreement in existence between the Global X MSCI Argentina ETF (the “Argentina Fund”) and the Adviser prior to May 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Argentina Fund (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.59% of the Argentina Fund’s average daily net assets per year until at least May 1, 2018. Pursuant to the expense limitation agreement, the Argentina Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses of the Argentina Fund to exceed 0.59% during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Argentina Fund’s fees to 0.59% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2019, the amounts of waivers/reimbursements subject to recoupment for the Argentina Fund were $105,611 expiring 2021 and $123,845 expiring 2020. As of October 31, 2019, there had been no recoupment of previously waived and reimbursed fees.
*** Effective August 1, 2017, Horizons ETFs Management (US) LLC (the “Predecessor Adviser”), contractually agreed to waive a portion of its management fee, which was 0.45% of the average daily net assets of the Predecessor Fund, and/or reimburse fees or expenses to 0.20% of the average daily net assets until July 31, 2019. The Board of Trustees approved an Expense Limitation Agreement whereby the Adviser, effective as of the Reorganization, contractually agreed to reimburse or waive fees and/or limit the Germany Fund’s expenses to the extent necessary to assure that operating expenses (exclusive of taxes, brokerage fees, commissions, custodian fees, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.20% of the Germany Fund’s average daily net assets per year until at least March 1, 2020.

194

Notes to Financial Statements (continued)
October 31, 2019

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

195

Notes to Financial Statements (continued)
October 31, 2019

4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X MSCI China Consumer Discretionary ETF	$125,992,610	$118,023,658
Global X MSCI China Energy ETF	2,339,312	2,628,305
Global X MSCI China Financials ETF	105,454,904	36,500,178
Global X MSCI China Industrials ETF	1,636,566	1,664,490
Global X MSCI China Materials ETF	1,543,248	1,621,181
Global X MSCI China Communication Services ETF	28,317,765	28,962,699
Global X MSCI China Consumer Staples ETF	2,137,428	550,243
Global X MSCI China Health Care ETF	2,617,314	222,811
Global X MSCI China Information Technology ETF	1,779,694	729,697
Global X MSCI China Real Estate ETF	1,771,771	234,366
Global X MSCI China Utilities ETF	1,946,856	430,570
Global X MSCI China Large-Cap 50 ETF	2,941,705	353,184
Global X FTSE Southeast Asia ETF	2,626,168	1,498,045
Global X MSCI Colombia ETF	13,987,597	26,049,148
Global X MSCI Argentina ETF	24,767,610	27,156,363
Global X MSCI Greece ETF	38,506,927	38,471,319
Global X MSCI Norway ETF	9,150,798	12,738,340
Global X FTSE Nordic Region ETF	913,807	2,360,626
Global X MSCI Nigeria ETF	21,398,400	16,807,014
Global X MSCI Next Emerging & Frontier ETF	14,678,747	12,674,860
Global X MSCI Portugal ETF	4,893,011	6,020,072
Global X MSCI Pakistan ETF	22,085,173	6,712,722
Global X DAX Germany ETF	2,370,460	2,496,348

During the year ended October 31, 2019, there were no purchases or sales of long-term U.S. Government securities for the Funds.

196

Notes to Financial Statements (continued)
October 31, 2019

4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X MSCI China Consumer Discretionary ETF	$14,227,232	$21,430,344	$1,136,331
Global X MSCI China Energy ETF	-	849,880	(49,384)
Global X MSCI China Financials ETF	4,496,360	35,637,848	(2,187,542)
Global X MSCI China Communication Services ETF	2,928,502	6,119,465	1,537,083
Global X MSCI China Consumer Staple ETF	644,217	733,187	127,698
Global X MSCI China Health Care ETF	688,666	767,285	94,400
Global X MSCI China Information Technology ETF	1,912,081	1,351,005	127,520
Global X MSCI China Large-Cap 50 ETF	1,184,305	1,230,981	114,167
Global X FTSE Southeast Asia ETF	6,485,264	-	-
Global X MSCI Colombia ETF	2,630,689	9,119,282	2,450,328
Global X MSCI Argentina ETF	22,008,833	40,005,941	4,436,996
Global X MSCI Greece ETF	121,989,870	114,890,905	18,314,024
Global X MSCI Norway ETF	28,402,701	92,279,600	3,925,448
Global X FTSE Nordic Region ETF	-	7,264,558	(17,968)
Global X MSCI Next Emerging & Frontier ETF	2,917,400	-	-
Global X MSCI Portugal ETF	5,525,084	7,024,100	448,381
Global X DAX Germany ETF	-	1,308,110	57,684
For the year ended October 31, 2018, in-kind transactions associated with creations and redemptions were:
		Sales and Maturities	Realized Gain/(Loss)
	Purchases
Global X MSCI China Consumer Discretionary ETF	$260,688,317	$234,562,989	$10,027,901
Global X MSCI China Energy ETF	1,296,349	-	-
Global X MSCI China Financials ETF	7,196,907	18,240,989	2,191,078
Global X MSCI China Industrials ETF	-	1,376,251	(194,482)
Global X MSCI China Materials ETF	-	1,860,542	71,215
Global X MSCI China Communication Services ETF	15,894,939	1,437,495	623,704
Global X FTSE Southeast Asia ETF	7,809,638	4,243,601	429,315
Global X MSCI Colombia ETF	9,666,195	9,937,156	3,004,222
Global X MSCI Argentina ETF	65,918,040	126,371,765	29,835,545
Global X MSCI Greece ETF	141,539,720	154,475,229	24,334,250
Global X MSCI Norway ETF	46,237,912	51,407,718	12,521,781
Global X FTSE Nordic Region ETF	1,142,107	11,273,626	1,254,841
Global X MSCI Next Emerging & Frontier ETF	966,426	1,640,463	158,958
Global X MSCI Portugal ETF	15,551,675	50,859,852	6,901,925
Global X DAX Germany ETF	4,854,287	1,439,081	191,780

5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-

197

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)
in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to redemptions in-kind, expired capital loss carryforwards, sales of passive foreign investment companies, and foreign currency, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2019:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X MSCI China Consumer Discretionary ETF	$(207,646)	$207,646
Global X MSCI China Energy ETF	(86,719)	86,719
Global X MSCI China Financials ETF	(2,594,957)	2,594,957
Global X MSCI China Industrials ETF	134	(134)
Global X MSCI China Communication Services ETF	987,728	(987,728)
Global X MSCI China Consumer Staples ETF	127,698	(127,698)
Global X MSCI China Health Care ETF	94,400	(94,400)
Global X MSCI China Information Technology ETF	127,520	(127,520)
Global X MSCI China Large-Cap 50 ETF	114,167	(114,167)
Global X MSCI Colombia ETF	(7,595,841)	7,595,841
Global X MSCI Argentina ETF	3,576,544	(3,576,544)
Global X MSCI Greece ETF	17,650,059	(17,650,059)
Global X MSCI Norway ETF	(692,079)	692,079
Global X FTSE Nordic Region ETF	(146,597)	146,597
Global X MSCI Portugal ETF	448,381	(448,381)
Global X DAX Germany ETF	57,684	(57,684)

The tax character of dividends and distributions declared during the periods ended October 31, 2019 and  2018  were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Consumer Discretionary ETF
2019	$3,541,990	$–	$–	$3,541,990
2018	1,451,475	–	–	1,451,475
Global X MSCI China Energy ETF
2019	$123,563	$–	$–	$123,563
2018	61,751	–	–	61,751
Global X MSCI China Financials ETF
2019	$2,438,433	$–	$–	$2,438,433
2018	957,793	–	–	957,793
Global X MSCI China Industrials ETF
2019	$67,864	$–	$–	$67,864
2018	86,463	–	–	86,463
Global X MSCI China Materials ETF
2019	$149,448	$–	$–	$149,448
2018	58,997	–	–	58,997
Global X MSCI China Communication Services ETF
2019	$115,344	$–	$–	$115,344
2018	578,519	–	–	578,519

198

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MSCI China Consumer Staples ETF
2019	$13,493	$–	$–	$13,493
Global X MSCI China Health Care ETF
2019	$2,880	$–	$–	$2,880
Global X MSCI China Information Technology ETF
2019	$12,360	$–	$–	$12,360
Global X MSCI China Real Estate ETF
2019	$26,242	$–	$–	$26,242
Global X MSCI China Utilities ETF
2019	$12,312	$–	$–	$12,312
Global X MSCI China Large-Cap 50 ETF
2019	$21,830	$–	$–	$21,830
Global X FTSE Southeast Asia ETF
2019	$911,494	$–	$–	$911,494
2018	284,000	–	–	284,000
Global X MSCI Colombia ETF
2019	$3,425,053	$–	$–	$3,425,053
2018	1,748,612	–	–	1,748,612
Global X MSCI Argentina ETF
2019	$1,862,692	$–	$–	$1,862,692
2018	1,050,485	–	–	1,050,485
Global X MSCI Greece ETF
2019	$7,386,717	$–	$–	$7,386,717
2018	8,523,662	–	–	8,523,662
Global X MSCI Norway ETF
2019	$6,822,589	$–	$–	$6,822,589
2018	4,071,466	–	–	4,071,466
Global X FTSE Nordic Region ETF
2019	$946,666	$–	$410,291	$1,356,957
2018	1,206,770	–	–	1,206,770
Global X MSCI Nigeria ETF
2019	$3,827,441	$–	$–	$3,827,441
2018	1,360,193	–	–	1,360,193
Global X MSCI Next Emerging & Frontier ETF
2019	$725,137	$–	$–	$725,137
2018	288,733	–	–	288,733
Global X MSCI Portugal ETF
2019	$1,885,103	$–	$–	$1,885,103
2018	1,558,591	–	–	1,558,591
Global X MSCI Pakistan ETF
2019	$2,425,569	$–	$–	$2,425,569
2018	2,761,116	1,522,382	–	4,283,498
Global X DAX Germany ETF
2019	$666,693	$–	$10,877	$677,570
2018	244,615	–	–	244,615

199

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)
As of October 31, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X MSCI China Consumer Discretionary ETF	Global X MSCI China Energy ETF	Global X MSCI China Financials ETF	Global X MSCI China Industrials ETF
Undistributed Ordinary Income	$1,217,721	$28,861	$1,692,783	$16,234
Capital Loss Carryforwards	(70,574,152)	(1,440,717)	(3,663,221)	(2,682,255)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	494,608	(350,975)	(8,241,478)	(437,597)
Other Temporary Differences	(6)	(2)	(3)	(3)
Total Accumulated Losses	$(68,861,829)	$(1,762,833)	$(10,211,919)	$(3,103,621)

	Global X Funds
	Global X MSCI China Materials ETF	Global X MSCI China Communication Services ETF	Global X MSCI China Consumer Staples ETF	Global X MSCI China Health Care ETF
Undistributed Ordinary Income	$40,341	$53,587	$90,144	$16,303
Capital Loss Carryforwards	(1,870,804)	(5,361,305)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(619,522)	(3,246,435)	400,768	230,644
Other Temporary Differences	3	1	(1)	–
Total Distributable Earnings (Accumulated Losses)	$(2,449,982)	$(8,554,152)	$490,911	$246,947

200

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI China Information Technology ETF	Global X MSCI China Real Estate ETF	Global X MSCI China Utilities ETF	Global X MSCI China Large-Cap 50 ETF
Undistributed Ordinary Income	$33,127	$40,833	$26,137	$32,517
Capital Loss Carryforwards	–	(29,885)	–	(17,717)
Unrealized Appreciation on Investments and Foreign Currency	28,771	209,870	52,622	117,293
Other Temporary Differences	–	(1)	(1)	–
Total Distributable Earnings	$61,898	$220,817	$78,758	$132,093

	Global X Funds
	Global X FTSE Southeast Asia ETF	Global X MSCI Colombia ETF	Global X MSCI Argentina ETF	Global X MSCI Greece ETF
Undistributed Ordinary Income	$220,714	$658,738	$89,459	$4,229,808
Capital Loss Carryforwards	(5,648,692)	(74,202,710)	(3,248,456)	(144,201,514)
Unrealized Depreciation on Investments and Foreign Currency	(254,908)	(7,243,434)	(44,383,066)	(70,214,352)
Other Temporary Differences	(3)	(5)	(4)	(15)
Total Accumulated Losses	$(5,682,889)	$(80,787,411)	$(47,542,067)	$(210,186,073)

201

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF	Global X MSCI Next Emerging & Frontier ETF
Undistributed Ordinary Income	$292,316	$–	$209,558	$198,470
Capital Loss Carryforwards	(29,680,156)	(4,605,508)	(20,481,323)	(23,664,979)
Unrealized Depreciation on Investments and Foreign Currency	(19,201,136)	(1,517,810)	(14,268,514)	(123,613)
Other Temporary Differences	(12)	–	1	–
Total Accumulated Losses	$(48,588,988)	$(6,123,318)	$(34,540,278)	$(23,590,122)

	Global X Funds
	Global X MSCI Portugal ETF	Global X MSCI Pakistan ETF	Global X DAX Germany ETF
Undistributed Ordinary Income	$151,260	$703,677	$–
Capital Loss Carryforwards	(11,970,309)	(10,924,297)	(1,121,982)
Unrealized Depreciation on Investments and Foreign Currency	(6,580,174)	(28,841,972)	(954,925)
Other Temporary Differences	1	(1)	(1)
Total Accumulated Losses	$(18,399,222)	$(39,062,593)	$(2,076,908)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Consumer Discretionary ETF	$19,009,293	$51,564,859	$70,574,152
Global X MSCI China Energy ETF	224,287	1,216,430	1,440,717
Global X MSCI China Financials ETF	3,442,142	221,079	3,663,221
Global X MSCI China Industrials ETF	406,706	2,275,549	2,682,255

202

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)
ou
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Materials ETF	$150,261	$1,720,543	$1,870,804
Global X MSCI China Communication Services ETF	3,685,498	1,675,807	5,361,305
Global X MSCI China Real Estate ETF	29,885	–	29,885
Global X MSCI China Large-Cap 50 ETF	17,717	–	17,717
Global X FTSE Southeast Asia ETF	1,913,326	3,735,366	5,648,692
Global X MSCI Colombia ETF	23,807,584	50,395,126	74,202,710
Global X MSCI Argentina ETF	3,248,456	–	3,248,456
Global X MSCI Greece ETF	67,823,891	76,377,623	144,201,514
Global X MSCI Norway ETF	8,943,250	20,736,906	29,680,156
Global X FTSE Nordic Region ETF	1,446,721	3,158,787	4,605,508
Global X MSCI Nigeria ETF	5,871,520	14,609,803	20,481,323
Global X MSCI Next Emerging & Frontier ETF	5,582,673	18,082,306	23,664,979
Global X MSCI Portugal ETF	3,571,291	8,399,018	11,970,309
Global X MSCI Pakistan ETF	1,285,889	9,638,408	10,924,297
Global X DAX Germany ETF	543,196	578,786	1,121,982

During the year ended October 31, 2019 the following funds utilized capital loss carryforwards to offse capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X MSCI China Financials ETF	$-	$686,095	$686,095
Global X MSCI Argentina ETF	547,637	422,844	970,481
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2019 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Consumer Discretionary ETF	$162,898,283	$19,969,613	$(19,475,005)	$494,608
Global X MSCI China Energy ETF	1,912,206	30,609	(381,584)	(350,975)
Global X MSCI China Financials ETF	68,808,241	1,103,786	(9,345,264)	(8,241,478)
Global X MSCI China Industrials ETF	2,377,153	138,032	(575,629)	(437,597)
Global X MSCI China Materials ETF	2,789,826	110,734	(730,256)	(619,522)
Global X MSCI China Communication Services ETF	24,824,666	1,544,010	(4,790,445)	(3,246,435)
Global X MSCI China Consumer Staples ETF	1,702,107	451,101	(50,333)	400,768
Global X MSCI China Health Care ETF	2,420,660	402,394	(171,750)	230,644
Global X MSCI China Information Technology ETF	1,762,642	188,977	(160,206)	28,771
Global X MSCI China Real Estate ETF	1,508,369	256,570	(46,700)	209,870
Global X MSCI China Utilities ETF	1,521,873	169,228	(116,606)	52,622

203

Notes to Financial Statements (continued)
October 31, 2019

5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X MSCI China Large-Cap 50 ETF	$2,638,396	$288,544	$(171,251)	$117,293
Global X FTSE Southeast Asia ETF	26,502,928	1,980,232	(2,235,140)	(254,908)
Global X MSCI Colombia ETF	79,411,709	7,263,144	(14,506,578)	(7,243,434)
Global X MSCI Argentina ETF	104,487,090	7,515,524	(51,898,590)	(44,383,066)
Global X MSCI Greece ETF	430,004,269	30,972,699	(101,187,051)	(70,214,352)
Global X MSCI Norway ETF	99,613,367	2,077,027	(21,278,163)	(19,201,136)
Global X FTSE Nordic Region ETF	17,929,821	2,132,693	(3,650,503)	(1,517,810)
Global X MSCI Nigeria ETF	47,194,923	1,893,002	(16,161,516)	(14,268,514)
Global X MSCI Next Emerging & Frontier ETF	18,145,751	1,658,498	(1,782,111)	(123,613)
Global X MSCI Portugal ETF	29,115,250	381,728	(6,961,902)	(6,580,174)
Global X MSCI Pakistan ETF	70,218,975	–	(28,841,972)	(28,841,972)
Global X DAX Germany ETF	17,194,170	2,081,352	(3,036,277)	(954,925)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations or issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information  may be publicly available about emerging market country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

204

Notes to Financial Statements (continued)
October 31, 2019

6. CONCENTRATION OF RISKS (continued)
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indexes).
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the security lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to

205

Notes to Financial Statements (continued)
October 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
the  collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2019, the value of the securities on loan was $6,624,335, $461,609, $518,717, $54,080, $848,876, $21,351,541, $2,042,133 and $112,806 for the Global X China Consumer Discretionary ETF, Global X China Financials ETF, Global X ChinaCommunication Services ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF and Global X MSCI Portugal ETF, respectively. The cash collateral received from securities on loan was $6,970,613, $485,300, $535,680, $55,680, $822,657, $21,926,944, $2,208,747 and $123,513 for the Global X China Consumer Discretionary ETF, Global X China Financials ETF, Global X China Communication Services ETF, Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF and Global X MSCI Portugal ETF, respectively.
At October 31, 2019, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X MSCI China Consumer Discretionary ETF
BofA Securities	$154,283	$162,740
Citigroup	106,059	109,663
Goldman Sachs	2,895,588	3,033,433
JPMorgan	1,319,109	1,378,300
Morgan Stanley and Co.	1,648,928	1,762,883
National Financial Services	21,605	22,350
UBS AG London Branch	301,815	318,195
UBS Securities	176,948	183,049
Global X China Financials ETF
Citigroup	367,710	386,100
Wells Fargo Securities	93,899	99,200
Global X MSCI China Communication Services ETF
Barclays Capital	218,137	225,270
Citigroup	12,863	13,284
JPMorgan	287,717	297,126
Global X MSCI Colombia ETF
Goldman Sachs	54,080	55,680
Global X MSCI Argentina ETF
JPMorgan	848,876	822,657	(1)
Global X MSCI Greece ETF
Credit Suisse	3,369,759	3,464,350
UBS AG London Branch	16,471,118	16,896,093
UBS Securities	1,510,664	1,566,501

206

Notes to Financial Statements (continued)
October 31, 2019

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X MSCI Norway ETF
Barclays Capital	$1,387,246	$1,516,986
Goldman Sachs	75,435	80,879
Morgan Stanley and Co.	579,452	610,882
Global X MSCI Portugal ETF
Citigroup	9,442	9,896
JPMorgan	29,175	32,152
Morgan Stanley and Co.	74,189	81,465

(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective March 16, 2017, the Global X MSCI Nigeria ETF executed a 1-for-4 reverse share split for shareholders of record after the close of markets on March 15, 2017. The effect of this transaction was to divide the number of outstanding shares of the Fund by four, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of this transaction.
10. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to RICs were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in

207

Notes to Financial Statements (concluded)
October 31, 2019

10. REGULATORY MATTERS (continued)
Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accoutning Standrads Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosures requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
12. DUE FROM ADMINISTRATOR
During the year ended October 31, 2018, the Predecessor Fund had an error where the prior administrator held an incorrect security. This resulted in a loss to the Predecessor Fund of $64,838. As of the date of issuance of this report, the prior administrator reimbursed the Germany Fund, and there is no longer any amount outstanding.
13. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, please note the additional disclosure:
On November 15, 2019, the Board approved the extension of the expense limitation agreement in existence between the Global X DAX Germany ETF and the Adviser, under which the Adviser agrees to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.20% of the Fund’s average daily net assets per year until March 1, 2021.
end

208

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the twenty-three funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-three of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X MSCI China Consumer Discretionary ETF (1)	Global X FTSE Southeast Asia ETF (1)
Global X MSCI China Energy ETF (1)	Global X MSCI Colombia ETF (1)
Global X MSCI China Financials ETF (1)	Global X MSCI Argentina ETF (1)
Global X MSCI China Industrials ETF (1)	Global X MSCI Greece ETF (1)
Global X MSCI China Materials ETF (1)	Global X MSCI Norway ETF (1)
Global X MSCI China Communication Services ETF (1)	Global X FTSE Nordic Region ETF (1)
Global X MSCI China Consumer Staples ETF (2)	Global X MSCI Nigeria ETF (1)
Global X MSCI China Health Care ETF (2)	Global X MSCI Next Emerging & Frontier ETF (1)
Global X MSCI China Information Technology ETF (2)	Global X MSCI Portugal ETF (1)
Global X MSCI China Real Estate ETF (2)	Global X MSCI Pakistan ETF (1)
Global X MSCI China Utilities ETF (2)	Global X DAX Germany ETF (3)
Global X MSCI China Large-Cap 50 ETF (2)

209

Report of Independent Registered Public Accounting Firm (continued)

(1)
The related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2019

(2)
The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period December 7, 2018 (commencement of operations) through October 31, 2019

(3)	The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2019

The financial statements of the Funds, listed in the table below, as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

Global X MSCI China Consumer Discretionary ETF	Global X MSCI Argentina ETF
Global X MSCI China Energy ETF	Global X MSCI Greece ETF
Global X MSCI China Financials ETF	Global X MSCI Norway ETF
Global X MSCI China Industrials ETF	Global X FTSE Nordic Region ETF
Global X MSCI China Materials ETF	Global X MSCI Nigeria ETF
Global X MSCI China Communication Services ETF	Global X MSCI Next Emerging & Frontier ETF
Global X FTSE Southeast Asia ETF	Global X MSCI Portugal ETF
Global X MSCI Colombia ETF	Global X MSCI Pakistan ETF

The financial statements of the Global X DAX Germany ETF as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

210

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinions

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers: when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 27, 2019

We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

211

Disclosure of Fund Expenses (unaudited)

ETFs such as the Funds have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees incurred in the purchase or sale of share of the Fund on the secondary market.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2019 through October 31, 2019.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that a Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare a Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

212

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X MSCI China Consumer Discretionary ETF
Actual Fund Return	$1,000.00	$1,033.60	0.65%	$3.32
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI China Energy ETF
Actual Fund Return	$1,000.00	$884.40	0.67%	$3.17
Hypothetical 5% Return	1,000.00	1,021.77	0.67	3.40

Global X MSCI China Financials ETF
Actual Fund Return	$1,000.00	$916.10	0.67%	$3.23
Hypothetical 5% Return	1,000.00	1,021.77	0.67	3.40

Global X MSCI China Industrials ETF
Actual Fund Return	$1,000.00	$909.80	0.66%	$3.17
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Materials ETF
Actual Fund Return	$1,000.00	$881.20	0.66%	$3.12
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Communication Services ETF
Actual Fund Return	$1,000.00	$810.30	0.66%	$3.00
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Consumer Staples ETF
Actual Fund Return	$1,000.00	$1,077.20	0.67%	$3.50
Hypothetical 5% Return	1,000.00	1,021.77	0.67	3.40

Global X MSCI China Health Care ETF
Actual Fund Return	$1,000.00	$1,032.20	0.66%	$3.37
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Information Technology ETF
Actual Fund Return	$1,000.00	$963.60	0.66%	$3.26
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Real Estate ETF
Actual Fund Return	$1,000.00	$956.00	0.66%	$3.25
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Utilities ETF
Actual Fund Return	$1,000.00	$1,054.70	0.66%	$3.41
Hypothetical 5% Return	1,000.00	1,021.82	0.66	3.35

Global X MSCI China Large-Cap 50 ETF
Actual Fund Return	$1,000.00	$9,844.60	0.29%	$1.42
Hypothetical 5% Return	1,000.00	1,023.68	0.29	1.48

213

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X FTSE Southeast Asia ETF
Actual Fund Return	$1,000.00	$987.70	0.65%	$3.25
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$1,012.10	0.62%	$3.14
Hypothetical 5% Return	1,000.00	1,022.02	0.62	3.15

Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$842.80	0.61%	$2.83
Hypothetical 5% Return	1,000.00	1,022.07	0.61	3.10

Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$1,178.20	0.56%	$3.07
Hypothetical 5% Return	1,000.00	1,022.32	0.56	2.85

Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$944.90	0.50%	$2.44
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54

Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$979.10	0.52%	$2.59
Hypothetical 5% Return	1,000.00	1,022.52	0.52	2.64

Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$798.00	0.91%	$4.11
Hypothetical 5% Return	1,000.00	1,020.56	0.91	4.62

Global X MSCI Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$983.30	0.73%	$3.64
Hypothetical 5% Return	1,000.00	1,021.47	0.73	3.71

Global X MSCI Portugal ETF
Actual Fund Return	$1,000.00	$998.20	0.58%	$2.91
Hypothetical 5% Return	1,000.00	1,022.22	0.58	2.95

Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$839.80	0.88%	$4.07
Hypothetical 5% Return	1,000.00	1,020.71	0.88	4.47

Global X DAX Germany ETF
Actual Fund Return	$1,000.00	$1,033.60	0.21%	$1.07
Hypothetical 5% Return	1,000.00	1,024.08	0.21	1.07

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

214

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

215

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	72[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	72[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015); and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	72[2]
Chairman (since 2017) and Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017) ; Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund (since 2017).

216

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The  following chart lists Trustees and Officers as of October 31, 2019.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	72[2]	None.
Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018).	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017).	N/A	None.
Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018).	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012)	N/A	None.
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	None.
Eric Kleinschmidt[3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	N/A	None.
Dianne Descoteaux[3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018).	Counsel at SEI Investments (2010-presentt).	N/A	None.

1  Each Trustee serves until his or her successor is duly elected or appointed and qualified.
2  As of October 31, 2019, the Trust had one hundred and one investment portfolios, seventy-two of which were operational.
3  These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

217

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X MSCI China Consumer Discretionary ETF
	0.00%	0.00%	100.00%	100.00%	1.07%	39.51%	0.00%	0.08%	0.00%	0.00%
Global X MSCI China Energy ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	66.75%	0.00%	0.08%	0.00%	5.23%
Global X MSCI China Financials ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	88.31%	0.00%	0.11%	0.00%	12.38%
Global X MSCI China Industrials ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	71.35%	0.00%	0.05%	0.00%	0.00%
Global X MSCI China Materials ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	55.16%	0.00%	0.05%	0.00%	0.00%
Global X MSCI China Communication Services ETF
	0.00%	0.00%	100.00%	100.00%	48.44%	96.32%	0.00%	0.37%	0.00%	14.76%
Global X MSCI China Consumer Staples ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	12.37%	0.26%	0.00%	0.00%	0.00%
Global X MSCI China Health Care ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	50.59%	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Information Technology ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	17.50%	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Real Estate ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	21.42%	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Utilities ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	43.41%	0.00%	0.00%	0.00%	0.00%
Global X MSCI China Large-Cap 50 ETF
	0.00%	0.00%	100.00%	100.00%	0.87%	90.44%	0.00%	0.00%	0.00%	0.00%
Global X FTSE Southeast Asia ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	77.94%	0.00%	0.07%	0.00%	4.58%
Global X MSCI Colombia ETF
	0.00%	0.00%	100.00%	100.00%	0.27%	43.65%	0.00%	0.07%	0.00%	5.20%
Global X MSCI Argentina ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.14%	0.15%	0.00%	0.00%
Global X MSCI Greece ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	85.84%	0.03%	0.11%	0.00%	10.61%
Global X MSCI Norway ETF
	0.00%	0.00%	100.00%	100.00%	11.15%	85.21%	0.00%	0.05%	0.00%	6.32%
Global X FTSE Nordic Region ETF
	0.00%	30.24%	69.76%	100.00%	16.80%	100.00%	0.00%	0.02%	0.00%	0.00%
Global X MSCI Nigeria ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.01%	0.20%	0.00%	5.07%
Global X Next Emerging & Frontier ETF
	0.00%	0.00%	100.00%	100.00%	0.55%	68.16%	0.00%	0.17%	0.00%	7.10%
Global X MSCI Portugal ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	95.50%	0.00%	0.03%	0.00%	7.91%

218

Notice to Shareholders (unaudited)

	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X MSCI Pakistan ETF
	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.01%	0.07%	0.00%	12.43%
Global X DAX Germany ETF
	0.00%	1.61%	98.39%	100.00%	0.00%	60.57%	0.02%	0.04%	0.00%	0.00%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)
‘‘U.S. Government Interest’’ represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Interest Related Dividends” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

219

Notice to Shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2019, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X MSCI China Energy ETF	$63,581	$6,821
Global X MSCI China Financials ETF	3,150,544	344,553
Global X MSCI China Communication Services ETF	120,132	19,977
Global X FTSE Southeast Asia ETF	630,185	43,739
Global X MSCI Colombia ETF	2,368,788	187,841
Global X MSCI Greece ETF	8,464,851	877,123
Global X MSCI Norway ETF	3,524,235	460,446
Global X MSCI Nigeria ETF	2,277,261	204,416
Global X MSCI Next Emerging & Frontier ETF	488,805	55,412
Global X MSCI Portugal ETF	939,283	161,874
Global X MSCI Pakistan ETF	2,111,834	344,205

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

220

600 Lexington Avenue, 20th floor
New York, NY 10022
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
 Global X Management Company LLC
600 Lexington Avenue, 20th floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0900

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X YieldCo & Renewable Energy Income ETF (ticker: YLCO)
Global X Social Media ETF (ticker: SOCL)
Global X E-commerce ETF (ticker: EBIZ)
Global X Guru® Index ETF (ticker: GURU)
Global X Scientific Beta U.S. ETF (ticker: SCIU)
Global X Scientific Beta Europe ETF (ticker: SCID)
Global X Scientific Beta Japan ETF (ticker: SCIJ)
Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: HSPX)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)

Annual Report

October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Management Discussion of Fund Performance	1
Schedules of Investments
Global X SuperDividend® ETF	46
Global X SuperDividend® U.S. ETF	55
Global X MSCI SuperDividend® Emerging Markets ETF	60
Global X MSCI SuperDividend® EAFE ETF	66
Global X SuperDividend® REIT ETF	71
Global X SuperIncome™ Preferred ETF	74
Global X YieldCo & Renewable Energy Income ETF	79
Global X Social Media ETF	83
Global X E-commerce ETF	87
Global X Guru® Index ETF	90
Global X Scientific Beta U.S. ETF	95
Global X Scientific Beta Europe ETF	109
Global X Scientific Beta Japan ETF	134
Global X Scientific Beta Asia ex-Japan ETF	143
Global X S&P 500® Catholic Values ETF	151
Global X NASDAQ 100® Covered Call ETF	167
Global X S&P 500® Covered Call ETF	173
Global X Russell 2000 Covered Call ETF	192
Statements of Assets and Liabilities	194
Statements of Operations	199
Statements of Changes in Net Assets	204
Financial Highlights	213
Notes To Financials	223
Report of Independent Registered Public Accounting Firm	248
Disclosure of Fund Expenses	251
Supplemental Information	254
Trustees and Officers of the Trust	255
Notice to Shareholders	258

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund decreased 1.02%, while the Underlying Index decreased 1.09%. The Fund had a net asset value of $19.06 per share on October 31, 2018 and ended the reporting period with a net asset value of $17.25 on October 31, 2019.

During the reporting period, the highest returns came from Genworth Mortgage Insurance Australia Ltd. and Pattern Energy Group, Inc., which returned 93.4% and 68.7%, respectively. The worst performers were GameStop Corp. and Kier Group PLC, which returned -71.06% and -70.11%, respectively.

Stocks held by the Fund have among the highest dividend yields in the world. High dividend investing is a deep value-oriented strategy that was held back by the performance of deep value stocks versus the performance of the broader MSCI ACWI. During the reporting period, the Fund had an approximate average geographic stock exposure of 45% to the United States, 13% to Australia, 7% to the United Kingdom, and 4% to Russia. Among the sectors, the Fund had an approximate average exposure of 23% to Real Estate Investment Trusts (“REITs”), 19% to Mortgage REITs, and 14% to Financial Services, and 10% to Communication Services.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	-1.02%	-1.23%	2.08%	2.02%	0.56%	0.47%	3.00%	2.98%
Solactive Global SuperDividend® Index	-1.09%	-1.09%	2.33%	2.33%	0.48%	0.48%	2.73%	2.73%
MSCI ACWI (Net)	12.59%	12.59%	11.33%	11.33%	7.08%	7.08%	7.90%	7.90%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® U.S. Low Volatility Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted common stocks including master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) that rank among the highest dividend yielding equity securities in the United States, as defined by Indxx LLC, the provider of the Underlying Index. The Underlying Index is comprised of securities that the index provider determines to have lower relative volatility, as measured by the beta, a measure of a security’s sensitivity to the movements of the broader market, of each security relative to the market benchmark.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 2.61%, while the Underlying Index increased 3.13%. The Fund had a net asset value of $24.53 per share on October 31, 2018 and ended the reporting period with a net asset value of $23.34 on October 31, 2019.

During the reporting period, the highest returns came from Pattern Energy Group, Inc. and Southern Co. Ltd., which returned 68.7% and 45.87%, respectively. The worst performers were Quad/Graphics, Inc. and AMC Entertainment Holdings, Inc., which returned -69.36% and -48.18%, respectively.

The Fund invests in many of the highest yielding stocks in the United States High dividend investing is a value-oriented strategy that experienced a comeback during the fiscal year, but experienced underperformance versus the broader S&P 500® Index. The Fund’s lack of exposure to the Information Technology sector held back its performance relative to the benchmark. During the reporting period, the Fund had an average exposure of 18% to Mortgage REITs, 14% to MLPs, 14% to the Consumer Staples sector, and 13% to Utilities sector. Given the income oriented nature of these sectors, they can be affected by changes in interest rates, particularly in the short term.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	2.61%	2.52%	5.89%	5.87%	2.06%	2.01%	5.60%	5.68%
Indxx SuperDividend® U.S. Low Volatility Index	3.13%	3.13%	6.78%	6.78%	2.90%	2.90%	6.33%	6.33%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	10.78%	10.78%	12.88%	12.88%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 11, 2013.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

Global X MSCI SuperDividend® Emerging Markets ETF
The Global X MSCI SuperDividend® Emerging Markets ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by MSCI, Inc., the provider of the Underlying Index. The Underlying Index may include components from the following countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 7.14%, while the Underlying Index increased 7.99%. The Fund had a net asset value of $12.91 per share on October 31, 2018 and ended the reporting period with a net asset value of $12.95 on October 31, 2019.

During the reporting period, the highest returns came from MMC Norilsk Nickel PJSC and Gazprom PJSC, which returned 85.95% and 84.53%, respectively. The worst performers were China Oriental Group Co. Ltd. and Au Optronics Corp., which returned
-37.19% and -36.46%, respectively.

Stocks held by the Fund are among those with the highest dividend yields in emerging markets. Emerging markets made a comeback as the MSCI Emerging Markets Index and the high dividend stocks in emerging markets had strong returns. During the reporting period, emerging markets stocks, including high dividend stocks, fared well especially due to the easing of trade tensions, central banks on a rate cut path along with developed markets, improving earnings expectations, and steps such as corporate tax rate cuts. During the reporting period, the Fund had an average approximate stock exposure of 22% in China, 16% in Russia, 13% in South Africa, and 10% in Taiwan. Across the sectors, the Fund had the highest exposure to Real Estate at 25%, Financial Services at 18%, Materials at 16%, and Information Technology at 15%.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® Emerging Markets ETF	7.14%	6.97%	1.00%	0.76%	2.73%	2.59%
Hybrid INDXX SuperDividend® Emerging Markets Index/MSCI Emerging Markets Top 50 Dividend Index**	7.99%	7.99%	2.35%	2.35%	4.00%	4.00%
MSCI Emerging Markets Index (Net)	11.86%	11.86%	7.36%	7.36%	4.79%	4.79%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.

** Hybrid Index performance reflects the performance of the INDXX SuperDividend® Emerging Markets Index through November 15, 2016 and the MSCI Emerging Markets Top 50 Dividend Index thereafter.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

Global X MSCI SuperDividend® EAFE ETF

The Global X MSCI SuperDividend® EAFE ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Top 50 Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Europe, Australasia, and the Far East, as defined by MSCI, Inc., the provider of the Underling Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 7.81%, while the Underlying Index increased 8.31%. The Fund had a net asset value of $15.96 per share on October 31, 2018 and ended the reporting period with a net asset value of $16.11 on October 31, 2019.

During the reporting period, the highest returns came from Poste Italiane S.p.A. and Stockland Corp. Ltd., which returned 76.76% and 41.15%, respectively. The worst performers were Centrica PLC and Royal Mail Group PLC, which returned -44.40% and
-40.82%, respectively.

Stocks held by the Fund are among those with the highest dividend yields in international developed markets across Europe, Australasia, and the Far East. Similar to the MSCI EAFE Index, high dividend yielders in these regions experienced solid performance during the reporting period as uncertainties over trade wars dwindled, expectations for a smoother Brexit, and preference to high dividend equities in a low interest rate environment. During the reporting period, the Fund had an average stock approximate exposure of 24% to the United Kingdom, 20% to Australia, 11% to France, and 9% to Hong Kong.

Management Discussion of Fund Performance (unaudited)
Global X MSCI SuperDividend® EAFE ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019 *
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI SuperDividend® EAFE ETF	7.81%	8.19%	8.82%	8.57%
MSCI EAFE Top 50 Dividend Index	8.31%	8.31%	9.24%	9.24%
MSCI EAFE Index (Net)	11.04%	11.04%	9.41%	9.41%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 14, 2016.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF
The Global X SuperDividend® REIT ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest-yielding REITs globally, as determined by Solactive AG, the provider of the Underlying Index. Solactive AG screens the highest yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by Solactive AG.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 13.68%, while the Underlying Index increased 11.64%. The Fund had a net asset value of $14.62 per share on October 31, 2018 and ended the reporting period with a net asset value of $15.33 on October 31, 2019.

During the reporting period, the highest returns came from Independence Realty Trust, Inc. and VEREIT, Inc., which returned 65.64% and 43.22%, respectively. The worst performers were ARMOUR Residential REIT, Inc. and Park Hotels & Resorts, Inc., which returned -13.89% and -12.79%, respectively.

The Fund invests in REITs that are among those with the highest dividend yields around the world. During the reporting period, REITs reported strong performance as the global economy continued to grow, valuations were reasonable, and interest rates declined globally. As the global bond yields generally descended, high dividend REITs yield widened relative to the short-term U.S. treasuries. During the reporting period, the Fund had an average approximate exposure of 55% to Mortgage REITs and 45% to Equity REITs. Geographically, the Fund had an average approximate exposure of 87% to United States REITs, 5% to France REITs, and 4% to Australian REITs.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	13.68%	13.59%	10.24%	10.20%	8.81%	8.82%
Solactive Global SuperDividend® REIT Index	11.64%	11.64%	8.41%	8.41%	6.92%	6.92%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	10.74%	10.74%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF
The Global X SuperIncomeTM Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the highest-yielding preferred securities in the United States and Canada, as determined by Standard & Poor’s Financial Services, LLC, a subsidiary of the McGraw-Hill Companies (“S&P”), the index provider of the Underlying Index. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by S&P. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 8.87%, while the Underlying Index increased 9.40%. The Fund had a net asset value of $11.49 per share on October 31, 2018 and ended the reporting period with a net asset value of $11.73 on October 31, 2019.

During the reporting period, the highest returns came from QTS Realty Trust, Inc. 6.5% and Sempra Energy 6.75%, which returned 36.11% and 24.05%, respectively. The worst performers were CBL & Associates Properties Inc. 7.375% and Nabors Industries Ltd 6%, which returned -43.02% and -20.64%, respectively.

The Fund invests in preferred shares that are among those with the highest dividend yields in the U.S. and Canada. Preferred shares strengthened during the reporting period as a result of loose monetary policy, reducing interest rates, and credit spread narrowing. During the reporting period, the Fund had an average approximate sector exposure of 79% to the Financials Services, 7% to Utilities, and 6% to Real Estate.

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	8.87%	9.24%	3.02%	3.00%	2.29%	2.22%	3.58%	3.83%
S&P Enhanced Yield North American Preferred Stock Index	9.40%	9.40%	3.54%	3.54%	2.96%	2.96%	4.21%	4.21%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	10.78%	10.78%	14.06%	14.06%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on July 16, 2012.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X YieldCo & Renewable Energy Income ETF
Global X YieldCo & Renewable Energy Income ETF
The Global X YieldCo & Renewable Energy Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx YieldCo & Renewable Energy Income Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”), as well as companies that are involved in the production of renewable energy such as solar, wind and hydroelectric power (“Renewable Energy Companies”) that meet minimum dividend yield criteria, as determined by Indxx, LLC, the index provider. A YieldCo is a dividend growth-oriented public company, created by a parent company, which bundles renewable and/or conventional long-term contracted operating assets in order to generate systematic cash flows. YieldCos typically allocate cash available for distribution each year or quarter to shareholders in the form of dividends. Renewable Energy Companies include but are not limited to companies involved in the production of renewable energy, such as solar, wind, and hydroelectric power, as well as companies that produce renewable energy components and systems, biofuels and smart grid technology. The components of the Underlying Index are YieldCos and Renewable Energy Companies selected from the universe of global publicly listed equities that have a minimum market capitalization of $500 million, an Average Daily Value Traded (“ADVT”) over the last six months greater than $2 million and a trailing 12-month dividend yield greater than 2%, in addition to satisfying certain trading and free-float requirements.  If less than 30 securities satisfy these criteria, the market capitalization requirement is relaxed. If there are still fewer than 30 securities, then the yield threshold is relaxed and the highest yielding securities from the selection pool are added.
For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 24.34%, while the Underlying Index increased 25.29%. The Fund had a net asset value of $11.52 per share on October 31, 2018 and ended the reporting period with a net asset value of $13.79 on October 31, 2019.
During the reporting period, the highest returns came from Falck Renewables S.p.A. and Pattern Energy Group, Inc., which returned 80.41% and 68.7%, respectively. The worst performers were Green Plains Inc. and Colbun S.A., which returned -39.24% and -16.92%, respectively.
YieldCos are entities that generally consist of fully developed renewable energy assets, such as solar and wind farms. These entities tend to enter into long-term contracts with customers to deliver electricity at pre-specified prices. Renewable energy continued to see market share growth relative to fossil fuels, as government policies encouraged the use of renewable energy and the shift to clean energy sources created greater adoption of these energy sources. During the reporting period, Yieldcos performed strongly due to

Management Discussion of Fund Performance (unaudited)
Global X YieldCo & Renewable Energy Income ETF

increasing customer demand, cost competitiveness, innovation, and more international support for combating climate change.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X YieldCo & Renewable Energy Income ETF	24.34%	24.76%	12.07%	11.89%	2.41%	2.49%
Hybrid Yieldco Index/Indxx YieldCo & Renewable Energy Income Index**	25.29%	25.29%	12.63%	12.63%	2.81%	2.81%
MSCI ACWI (Net)	12.59%	12.59%	11.33%	11.33%	6.68%	6.68%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 27, 2015.
** Hybrid Index performance reflects the performance of the Indxx YieldCo Index through November 16, 2018 and the Indxx YieldCo & Renewable Energy Income Index thereafter.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and

Management Discussion of Fund Performance (unaudited)
Global X YieldCo & Renewable Energy Income ETF

all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
High short term performance of the fund is unusual and investors should not expect such performance to be repeated.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

Global X Social Media ETF
The Global X Social Media ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by Solactive AG, the provider of the Underlying Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 9.69%, while the Underlying Index increased 10.35%. The Fund had a net asset value of $29.10 per share on October 31, 2018 and ended the reporting period with a net asset value of $31.92 on October 31, 2019.

During the reporting period, the highest returns came from Snap, Inc. and AfreecaTV Co., Ltd., which returned 127.84% and 112.91%, respectively. The worst performers were ANGI Homeservices Inc. and Baidu, Inc., which returned -64.21% and -46.41%, respectively.

Digital advertising spending, for the first time, will constitute nearly half of the global advertising market by the end of 2019. Digital advertising spending in countries, such as China, the United Kingdom, and the United States, has already exceeded the 50% mark, surpassing traditional advertising spending like radio and television. The social media industry is going through revolutionary changes with the introduction of new platforms and consolidation of the existing ones. New features are being introduced to keep users engaged and entertained. In 2019, there was an escalation of concerns surrounding data privacy, freedom of speech, and political manipulation pertaining to digital media. However, social media companies have been able to weather the storm for the most part and provide higher returns as a result of greater mobile penetration around the world and new monetization opportunities. Moreover, the industry is moving towards a more regulated environment as lawmakers around the world are currently focused on curbing unwanted social media content that is illegal, hateful, fake, and violent in nature, something that could enhance user engagement and platform satisfaction.

Management Discussion of Fund Performance (unaudited)
Global X Social Media ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media ETF	9.69%	9.22%	11.31%	11.14%	10.96%	10.82%	10.37%	10.30%
Solactive Social Media Total Return Index	10.35%	10.35%	11.92%	11.92%	11.56%	11.56%	10.96%	10.96%
MSCI ACWI (Net)	12.59%	12.59%	11.33%	11.33%	7.08%	7.08%	9.54%	9.54%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.
The MSCI ACWI (Net) (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging market
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

Global X E-commerce ETF
The Global X E-commerce ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive E-commerce Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and/or selling goods and services online (collectively, “E-commerce Companies”), as defined by Solactive AG, the provider of the Underlying Index (“Index Provider”).

For the period from the Fund’s commencement date on November 27, 2018 through October 31, 2019 (the “reporting period”), the Fund increased 17.20%, while the Underlying Index increased 17.91%. The Fund had a net asset value of $15.00 per share on November 27, 2018 and ended the reporting period with a net asset value of $17.58 on October 31, 2019.

During the reporting period, the highest returns came from Vipshop Holdings Ltd. and Shopify, Inc., which returned 137.45% and 126.98%, respectively. The worst performers were Fang Holdings Limited and Stamps.com Inc., which returned -78.32% and -58.24%, respectively.

E-commerce (electronic commerce) involves buying or selling products electronically through online services. Though e-commerce is already well-established as an industry, it still has substantial growth potential given the vast size of the brick and mortar retail market. Consumers increasingly prefer online shopping over traditional methods and the trend will only accelerate with the introduction of new technologies that simplify the ordering process. Worldwide, online sales are expected to reach $3.46 trillion at year-end, up 18% year-over-year. In the United States, the country with the greatest average allocation, e-commerce showed record sales during Black Friday of $7.4 billion, up 20% year-over-year while brick and mortar retail sales fell by 6.2% compared to last year. However, E-Commerce Companies face headwinds in the form of legal complications related to data privacy and intellectual property rights. During the reporting period, the Fund saw large exposures to Internet & Direct Marketing Retail companies (68% average exposure) and Interactive Media & Services companies (11% average exposure). Geographically, the Fund maintained an average stock allocation of 48% to stocks in the United States, followed by China at 26%, and Japan at 8%.

Management Discussion of Fund Performance (unaudited)
Global X E-commerce ETF

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X E-commerce ETF	17.20%	17.53%
Solactive E-commerce Index	17.91%	17.91%
S&P 500® Index	15.36%	15.36%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on November 27, 2018.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF
The Global X Global X Guru® Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds, as defined by Solactive AG, the provider of the Underlying Index. Hedge funds are selected by the index provider from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process. Once the hedge fund pool has been determined Solactive AG utilizes Form 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the Form 13F filing timeline.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 13.90%, while the Underlying Index increased 14.06%. The Fund had a net asset value of $30.09 per share on October 31, 2018 and ended the reporting period with a net asset value of $34.02 on October 31, 2019.

During the reporting period, the highest returns came from Array BioPharma Inc. and XPO Logistics, Inc., which returned 105.81% and 52.31%, respectively. The worst performers were PG&E Corporation and ABIOMED, Inc., which returned -44.11% and
-39.16%, respectively.

The Fund’s investments are among the highest conviction United States listed equity positions reported on Form 13F by major hedge funds. Over the reporting period, the Fund delivered positive performance but lagged the S&P 500® Index by approximately 0.43%. The Fund rebalances quarterly, resulting in dynamic exposures that can change significantly throughout the year. Earlier in the reporting period, the Fund benefitted from its exposure to the Utilities and Real Estate sectors, which was supported by investors de-risking due to increased volatility, trade conflicts, and segments of the yield curve showing signs of inversion. Later, the Fund benefitted from its strong selection of companies in the Information Technology sector, which rallied in the early part of 2019 as a result of potential trade resolution and accommodative monetary policy, along with the Communication Services and Industrials sectors. Towards the end of the reporting period, the Fund significantly increased its exposure to the Health Care sector, which was underperforming all other sectors. However, the Fund primarily underperformed against

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

the S&P 500® Index due to overall reduced average relative exposure to the Information Technology sector, which exhibited strong performance during the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	13.90%	13.87%	14.28%	14.28%	5.92%	5.93%	13.05%	13.05%
Solactive Guru Index	14.06%	14.06%	14.59%	14.59%	6.21%	6.21%	13.49%	13.49%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	10.78%	10.78%	14.75%	14.75%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on June 4, 2012.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta U.S. ETF

Global X Scientific Beta U.S. ETF
The Global X Scientific Beta US ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SciBeta United States MBMS Four-Factor ERC Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 500 or less U.S. listed common stocks selected based on a proprietary methodology developed by EDHEC Risk Institute Asia Ltd., the provider of the Underlying Index. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 12.97%, while the Underlying Index increased 13.17%. The Fund had a net asset value of $30.87 per share on October 31, 2018 and ended the reporting period with a net asset value of $33.80 on October 31, 2019.

During the reporting period, the highest returns came from Advanced Micro Devices, Inc. and KLA Corporation, which returned 100.41% and 89.79%, respectively. The worst performers were PG&E Corporation and DXC Technology Co., which returned -84.98% and -61.36%, respectively.

The Fund showed strong positive performance over the reporting period. The Fund had an average approximate exposure of 21% to Low-Volatility stocks, which performed best among other factors and was also the only factor that outperformed the S&P 500® Index by 8.00% during the reporting period. The Fund’s strategy to underweight the Information Technology and Communication Services sectors and overweight the Utilities and Real Estate sectors, as compared to the S&P 500® Index, has helped lower the risk (measured by standard deviation) versus the benchmark. The Fund had an average approximate stock weighting of 15% to the Information Technology sector, 14% to the Financial Services sector, 13% to the Utilities sector, and 12% to the Consumer Discretionary sector.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta U.S. ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta U.S. ETF	12.97%	12.97%	12.08%	12.06%	8.78%	8.78%
Scientific Beta United States Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index	13.17%	13.17%	12.31%	12.31%	9.04%	9.04%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	10.86%	10.86%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

Global X Scientific Beta Europe ETF
The Global X Scientific Beta Europe ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SciBeta Extended Developed Europe MBMS Four-Factor ERC Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 600 or less European-listed common stocks selected based on a proprietary methodology developed by EDHEC Risk Institute Asia Ltd., the provider of the Underlying Index (“Index Provider”). The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The components of the Underlying Index are selected from a universe of the 600 largest, as measured by free float market capitalization, and most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 15 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104-week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 8.45%, while the Underlying Index increased 8.92%. The Fund had a net asset value of $24.83 per share on October 31, 2018 and ended the reporting period with a net asset value of $24.90 on October 31, 2019.

During the reporting period, the highest returns came from ASM International N.V. and Poste Italiane S.p.A., which returned 137.69% and 76.76%, respectively. The worst performers were Saga plc and Intu Properties plc, which returned -69.14% and -61.56%, respectively.

During the reporting period, the Fund had an average weighting of approximately 17% to the Financial Services sector, with other notable sector exposures of approximately 16% to the Industrials sector, and 11% to the Consumer Discretionary sector. The Fund had an average approximate exposure of 31% to Low-Volatility stocks, 17% to Mid Cap stocks, 29% to Value stocks, and 23% to Momentum stocks, as defined by the Index Provider. The Fund benefited primarily from its exposure to Low-Volatility stocks, which had the

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

best performance among the four factors. All the factors other than Low-Volatility stocks posted negative returns during the reporting period. The Fund’s performance was primarily the result of broad European market weakness caused by global trade conflicts, uncertainty surrounding Brexit, and the Germany and Italian economies struggling with slowdown in the automobile sector.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Europe ETF	8.45%	8.63%	8.84%	8.55%	3.96%	3.91%
Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index	8.92%	8.92%	9.18%	9.18%	4.29%	4.29%
MSCI EAFE Index (Net)	11.04%	11.04%	8.48%	8.48%	3.21%	3.21%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Japan ETF

Global X Scientific Beta Japan ETF
The Global X Scientific Beta Japan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SciBeta Japan MBMS Four-Factor ERC Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 300 or less Japanese-listed common stocks selected based on a proprietary methodology developed by EDHEC Risk Institute Asia Ltd., the provider of the Underlying Index (“Index Provider”). The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The components of the Underlying Index are selected from a universe of 300 of the largest, most liquid stocks trading principally on a stock exchange in and incorporated or domiciled (i.e. maintain a place of business) in Japan. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104-week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 4.50%, while the Underlying Index increased 4.79%. The Fund had a net asset value of $28.03 per share on October 31, 2018 and ended the reporting period with a net asset value of $28.37 on October 31, 2019.

During the reporting period, the highest returns came from Advantest Corp. and BANDAI NAMCO Holdings Inc., which returned 82.06% and 78.13%, respectively. The worst performers were Credit Saison Co., Ltd. and T&D Holdings, Inc., which returned
-40.44% and -33.62%, respectively.

During the reporting period, the Fund had an average weighting of approximately 21% to the Industrials sector, with other notable sector exposures of approximately 14% to the Consumer Discretionary sector, and 12% to the Consumer Staples sector. The Fund had an average approximate exposure of 23% to Low-Volatility stocks, 21% to Mid Cap stocks, 27% to Value stocks, and 29% to Momentum stocks, as defined by the Index Provider. The Fund benefited from its exposure to the Low-Volatility factor, which was the best performing among the four factors that also outperformed the MSCI Japan Index, despite all contributing negative returns. The Fund was negatively affected by Japanese market weakness caused by a global economic slowdown due to a trade war between the United States and China, an increase in consumption tax by the Japanese government, and a slowdown in Asian exports markets.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Japan ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Japan ETF	4.50%	4.45%	4.69%	4.33%	5.38%	5.23%
Scientific Beta Japan Multi-Beta Multi-Strategy Four-Factor Equal Risk Contribution (ERC) Index	4.79%	4.79%	4.98%	4.98%	5.67%	5.67%
MSCI EAFE Index (Net)	11.04%	11.04%	8.48%	8.48%	3.21%	3.21%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Global X Scientific Beta Asia ex-Japan ETF
The Global X Scientific Beta Asia ex-Japan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the SciBeta Developed Asia-Pacific ex-Japan MBMS Four-Factor ERC Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 150 or less Asian-listed common stocks selected based on a proprietary methodology developed by EDHEC Risk Institute Asia Ltd., the provider of the Underlying Index (“Index Provider”). The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with similar or lower volatility. The components of the Underlying Index are selected from a universe of 150 of the largest, most liquid stocks traded principally on a stock exchange in and incorporated or domiciled (i.e. maintain a principal place of business) in developed markets in Asia, excluding Japan, but including Hong Kong, New Zealand, Singapore, and Australia. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104-week period for Low-Volatility; and one-year-minus- one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 12.17%, while the Underlying Index increased 12.64%. The Fund had a net asset value of $23.22 per share on October 31, 2018 and ended the reporting period with a net asset value of $24.37 on October 31, 2019.

During the reporting period, the highest returns came from Fortescue Metals Group Ltd and Xero Limited, which returned 151.18% and 68.58%, respectively. The worst performers were CIMIC Group Limited and Dairy Farm International Holdings Limited, which returned 9.33% and -31.28%, respectively.

During the reporting period, the Fund had an average weighting of approximately 26% to stocks in the Real Estate sector, 15% to stocks in the Industrials sector, and 13% to stocks in the Utilities sector. The Fund had an average approximate exposure of 23% to Low-Volatility stocks, 22% to Mid Cap stocks, 25% to Value stocks, and 30% to Momentum stocks, as defined by the Index Provider. The Fund benefited from its exposure to Low-Volatility stocks, which was the best performing factor. However, the Fund’s performance was negatively affected by weakness out of the Asia ex-Japan markets,

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

which were hurt by trade conflicts, fears of global economic slowdown and the region’s high exposure to China.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Asia ex-Japan ETF	12.17%	11.51%	7.46%	7.06%	3.75%	3.57%
Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Four- Factor Equal Risk Contribution (ERC) Index	12.64%	12.64%	7.87%	7.87%	3.76%	3.76%
MSCI EAFE Index (Net)	11.04%	11.04%	8.48%	8.48%	3.21%	3.21%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on May 12, 2015.
The MSCI EAFE Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF

The Global X S&P 500® Catholic Values ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures matches the sector exposures of the S&P 500® Index.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 13.86%, while the Underlying Index increased 14.23%. The Fund had a net asset value of $33.59 per share on October 31, 2018 and ended the reporting period with a net asset value of $37.23 on October 31, 2019.

During the reporting period, the highest returns came from Lam Research Corporation and KLA Corporation, which returned 95.92% and 89.79%, respectively. The worst performers were PG&E Corporation and DXC Technology Co., which returned -86.41% and -61.36%, respectively.

The Fund provides exposure to companies within the S&P 500® Index whose business practices align with the investment guidelines set by the USCCB. As of October 31, 2019, the Fund had 459 equity holdings compared with 505 holdings of the S&P 500® Index. To mitigate the potential performance differences between the S&P 500® Index and the Fund, the Fund’s sector exposures are reweighted to align with those of the S&P 500® Index on a quarterly basis. Over the reporting period, the Information Technology sector had the highest average weighting of 21% in the Fund, followed by the Health Care sector at 14%, and the Financial Services sector at 13%. The Fund benefited from a broad equity market rally in the United States during the reporting period that was supported primarily by expanding valuations as the U.S. Federal Reserve cut interest rates.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Catholic Values ETF	13.86%	13.85%	14.78%	14.68%	13.17%	13.18%
S&P 500® Catholic Values Index	14.23%	14.23%	15.12%	15.12%	13.50%	13.50%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	13.35%	13.35%

Growth of a $10,000 Investment
(at Net Asset Value)

* Fund commenced operations on April 18, 2016.

The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

Global X NASDAQ 100® Covered Call ETF

The Global X NASDAQ® 100 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the CBOE Nasdaq-100® BuyWrite V2 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The CBOE NASDAQ-100® BuyWrite Index (“BXN Index”) is a benchmark index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index (“Reference Index”), and “writes” (or sells) a succession of one-month at-the-money Reference Index covered call options. The Underlying Index replicates the methodology used to calculate the BXN Index, with one exception: the written Reference Index covered call options are held until one day prior to the expiration dates (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 9.39%, while the Underlying Index increased 11.55%. The Fund had a net asset value of $23.45 per share on October 31, 2018 and ended the reporting period with a net asset value of $23.10 on October 31, 2019.

During the reporting period, the highest returns came from Advanced Micro Devices, Inc. and Lam Research Corporation, which returned 100.41% and 95.92%, respectively. The worst performers were Baidu, Inc. and Mylan N.V., which returned -46.41% and -38.72%, respectively.

The Fund invests in stocks of the Reference Index and “writes” or “sells” corresponding call options on the same index. The Fund performed well during the reporting period as volatility helped generate higher income in options writing, since the Reference Index had an average approximate exposure of 44% to the volatile Information Technology sector, supported by global uncertainties (market volatility). Other drivers that impacted performance were the constituents of the Reference Index, which had positive performance during the year. Given the Fund’s options writing strategy, it gives up the profit potential if the Reference Index rises above the strike price of the Reference Index call option.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ 100® Covered Call ETF	9.39%	9.19%	11.84%	11.66%	9.16%	9.15%	8.64%	8.64%
Hybrid CBOE NASDAQ-100® BuyWrite Index/CBOE NASDAQ-100® BuyWrite V2 Index**	11.55%	11.55%	13.19%	13.19%	10.28%	10.28%	9.64%	9.64%
NASDAQ 100® Total Return Index	17.34%	17.34%	20.30%	20.30%	15.56%	15.56%	16.79%	16.79%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on December 11, 2013.
** Hybrid Index performance reflects the performance of the CBOE NASDAQ-100® BuyWrite Index through October 14, 2015 and CBOE NASDAQ-100® BuyWrite V2 Index thereafter.
The Fund operated as the Horizons NASDAQ 100® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).
On October 14, 2015, the Advisor changed the Fund’s primary benchmark from the BXN Index to BXNT Index in connection with a change in the Fund’s principal strategies. The Advisor believes the BXNT Index is a better measure of the Fund’s performance. Returns reflect a blended benchmark.

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ 100® Covered Call ETF

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

Global X S&P 500® Covered Call ETF

The Global X S&P 500® Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe S&P 500 2% OTM BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500® Index (“Reference Index”) in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the Reference Index. The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option, the Fund receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund’s call option that it has written declines because of a decline in the value of the Reference Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.

For the 12-month period ended October 31, 2019 (the “reporting period”), the Fund increased 8.40%, while the Underlying Index increased 10.05%. The Fund had a net asset value of $48.56 per share on October 31, 2018 and ended the reporting period with a net asset value of $49.39 on October 31, 2019.

During the reporting period, the highest returns came from Lam Research Corporation and KLA Corporation, which returned 95.92% and 89.79%, respectively. The worst performers were PG&E Corporation and DXC Technology Co., which returned -86.41% and -61.36%, respectively.

The Fund invests in stocks that are part of the Reference Index and “writes” or “sells” corresponding call options on the same index. The Reference Index registered strong double-digit returns in the reporting period, which contributed to the Fund’s performance. However the Fund was impacted by call-option writing, which limited its gains, leading to its underperformance versus the broad Reference Index. Given the Fund’s options-writing strategy, it cedes potential profits when the Reference Index rises above the strike price of the index call option.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2019
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Covered Call ETF	8.40%	8.37%	9.99%	10.01%	6.96%	7.11%	8.59%	8.72%
Hybrid S&P 500® Stock Covered Call Index/CBOE S&P 500 2% OTM BuyWrite Index**	10.05%	10.05%	10.52%	10.52%	7.04%	7.04%	8.69%	8.69%
S&P 500® Index	14.33%	14.33%	14.91%	14.91%	10.78%	10.78%	12.98%	12.98%

Growth of a $10,000 Investment
(at Net Asset Value)
* The Fund commenced operations on June 21, 2013.
** Hybrid Index performance reflects the performance of the S&P 500® Stock Covered Call Index through September 14, 2017 and CBOE S&P 500 2% OTM BuyWrite Index thereafter.
The Fund operated as the Horizons S&P 500® Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018 (See Note 1 in Notes to Financial Statements).
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Covered Call ETF

of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on the previous page.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

Global X Russell 2000 Covered Call ETF

The Global X Russell 2000 Covered Call ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cboe Russell 2000 BuyWrite Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally uses a representative sampling strategy with respect to the Underlying Index.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Russell 2000 Index (the “Reference Index”), and “writes” (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider”). In seeking to track the Underlying Index, the Fund follows a “buy-write” (also called a covered call) investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index or purchases other investments (including other underlying ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities, and also writes (or sells) call options that correspond to the Reference Index.

For the period from the Fund’s commencement date on April 17, 2019 through October 31, 2019 (the “reporting period”), the Fund increased 5.99%, while the Underlying Index increased 6.90%. The Fund had a net asset value of $25.00 per share on April 17, 2019 and ended the reporting period with a net asset value of $25.24 on October 31, 2019.

During the reporting period, Vanguard Russell 2000 ETF, the only holding of the Fund (other than written call options) returned 5.01%.

The Fund invests in stocks that are part of the Reference Index and “writes” or “sells” corresponding call options on the same index. Throughout the reporting period, there was high volatility in the small cap space, as well as the broader market, which led the Fund to collect higher option premiums and outperform the Reference Index. Given the Fund’s options-writing strategy, it cedes profit potential when the Reference Index rises above the strike price of the index call option.

Management Discussion of Fund Performance (unaudited)
Global X Russell 2000 Covered Call ETF

	AVERAGE TOTAL RETURN FOR THE YEAR PERIOD ENDED OCTOBER 31, 2019
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Russell 2000 Covered Call ETF	5.99%	5.96%
CBOE Russell 2000 BuyWrite Index	6.90%	6.90%
Russell 2000 Index	0.41%	0.41%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced operations on April 17, 2019.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA— 14.9%
Communication Services — 1.8%
Nine Entertainment Holdings	8,221,722	$10,422,444
Southern Cross Media Group	11,572,638	6,537,853
		16,960,297
Consumer Discretionary — 2.3%
Harvey Norman Holdings (A)	3,795,702	10,695,581
Super Retail Group	1,744,794	11,431,774
		22,127,355
Financials — 9.0%
Bank of Queensland (A)	1,529,068	9,533,762
Bendigo and Adelaide Bank	1,384,918	10,161,612
Commonwealth Bank of Australia	187,326	10,151,751
Genworth Mortgage Insurance Australia	5,799,081	15,581,624
IOOF Holdings (A)	2,062,701	10,487,732

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
National Australia Bank	555,714	$10,953,632
Perpetual	272,820	6,753,398
Westpac Banking	512,774	9,965,934
		83,589,445
Materials — 1.8%
Alumina	5,280,872	8,258,866
CSR	2,787,927	7,951,896
		16,210,762
TOTAL AUSTRALIA		138,887,859
BELGIUM— 1.3%
Industrials — 1.3%
bpost	1,051,907	12,028,970
BRAZIL— 3.2%
Energy — 0.9%
Enauta Participacoes	2,572,200	8,432,182
Utilities — 2.3%
Cia de Transmissao de Energia Eletrica Paulista	1,803,160	10,587,007
Transmissora Alianca de Energia Eletrica	1,450,500	10,435,044
		21,022,051
TOTAL BRAZIL		29,454,233
CANADA— 2.2%
Financials — 1.0%
Alaris Royalty (A)	652,653	9,722,636
Materials — 1.2%
Chemtrade Logistics Income Fund (A)	1,365,441	10,856,209
TOTAL CANADA		20,578,845

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC— 1.0%
Financials — 1.0%
Moneta Money Bank	2,935,622	$9,764,692
GERMANY— 0.8%
Financials — 0.8%
Deutsche Pfandbriefbank	582,270	7,957,703
HONG KONG— 3.3%
Consumer Discretionary — 0.8%
Genting Hong Kong *	70,550,500	7,741,229
Materials — 0.7%
Sinopec Shanghai Petrochemical, Cl H	22,671,800	6,305,998
Real Estate — 1.8%
Agile Group Holdings	7,454,500	10,081,746
Yuzhou Properties	15,225,200	6,449,298
		16,531,044
TOTAL HONG KONG		30,578,271
INDONESIA— 0.6%
Energy — 0.6%
Indo Tambangraya Megah	6,408,300	6,071,838
ITALY— 0.8%
Financials — 0.8%
Intesa Sanpaolo	2,841,194	7,119,309
MEXICO— 1.2%
Real Estate — 1.2%
PLA Administradora Industrial S de RL ‡	6,741,277	11,178,030
MONACO— 2.4%
Energy — 0.8%
GasLog Partners	361,839	7,168,031

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.6%
Costamare	1,947,815	$15,309,826
TOTAL MONACO		22,477,857
NETHERLANDS— 3.0%
Communication Services — 1.0%
VEON ADR	3,857,918	9,259,003
Industrials — 1.1%
PostNL	4,338,021	9,960,112
Real Estate — 0.9%
Wereldhave ‡ (A)	355,301	8,403,487
TOTAL NETHERLANDS		27,622,602
NEW ZEALAND— 1.2%
Industrials — 1.2%
Air New Zealand	6,076,449	11,008,554
NIGERIA— 0.7%
Financials — 0.7%
Zenith Bank	133,779,323	6,278,119
NORWAY— 0.8%
Energy — 0.8%
Ocean Yield	1,358,909	7,607,712
POLAND— 0.5%
Materials — 0.5%
Ciech *(A)	600,380	5,098,902
RUSSIA— 2.6%
Communication Services — 0.8%
Mobile TeleSystems ADR	792,797	7,095,533
Materials — 1.8%
Novolipetsk Steel PJSC GDR	395,949	7,744,762
Severstal PJSC GDR	665,330	9,088,408
		16,833,170

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TOTAL RUSSIA		$23,928,703
SINGAPORE— 1.0%
Real Estate — 1.0%
CapitaLand Retail China Trust ‡	8,833,777	9,866,153
SOUTH AFRICA— 2.4%
Real Estate — 2.4%
Corporate Real Estate ‡ (A)	40,674,602	8,343,647
Fortress, Cl B ‡	11,994,492	7,158,395
Redefine Properties ‡	14,307,179	7,161,425
TOTAL SOUTH AFRICA		22,663,467
SPAIN— 0.9%
Communication Services — 0.9%
Atresmedia de Medios de Comunicacion	1,997,924	8,354,217
THAILAND— 1.2%
Communication Services — 1.2%
Jasmine International NVDR	53,282,600	11,028,854
TURKEY— 0.8%
Materials — 0.8%
Iskenderun Demir ve Celik (A)	7,149,450	7,596,811
UNITED KINGDOM— 8.5%
Consumer Discretionary — 3.1%
Crest Nicholson Holdings	1,620,682	8,145,353
Marston’s	7,151,515	11,410,220
Persimmon	319,250	9,406,473
		28,962,046
Financials — 1.0%
Standard Life Aberdeen	2,219,383	8,716,133
Industrials — 1.9%
Galliford Try	978,690	9,282,865

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Royal Mail	3,137,494	$8,590,757
		17,873,622
Materials — 0.6%
Evraz	1,202,900	5,715,643
Real Estate — 0.8%
NewRiver REIT ‡	2,817,436	7,327,959
Utilities — 1.1%
SSE	631,022	10,480,289
TOTAL UNITED KINGDOM		79,075,692
UNITED STATES— 44.1%
Communication Services — 2.0%
National CineMedia	1,341,782	11,264,260
New Media Investment Group (A)	827,548	7,290,698
		18,554,958
Consumer Staples — 1.2%
Vector Group	929,463	11,339,448
Energy — 4.6%
EnLink Midstream	726,687	4,541,794
SemGroup, Cl A	685,539	11,037,178
Ship Finance International	818,524	11,844,042
Tallgrass Energy, Cl A	326,628	6,094,879
Targa Resources	244,190	9,494,107
		43,012,000
Financials — 23.1%
AG Mortgage Investment Trust ‡	565,017	8,836,866
AGNC Investment ‡	562,514	9,590,864
Annaly Capital Management ‡	961,366	8,633,067
Apollo Commercial Real Estate Finance ‡	540,323	9,887,911
Arbor Realty Trust ‡ (A)	776,616	10,608,575
Armour Residential ‡	500,280	8,369,684

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Artisan Partners Asset Management, Cl A	363,151	$9,932,180
BGC Partners, Cl A	1,723,364	8,961,493
Blackstone Mortgage Trust, Cl A ‡	277,845	10,085,773
Chimera Investment ‡	523,479	10,605,684
Granite Point Mortgage Trust ‡	343,578	6,390,551
Invesco Mortgage Capital ‡	619,323	9,748,144
KKR Real Estate Finance Trust ‡	332,212	6,660,851
Ladder Capital, Cl A ‡	589,634	10,182,979
MFA Financial ‡	1,363,053	10,345,572
New Residential Investment ‡	594,215	9,412,366
New York Mortgage Trust ‡	1,664,500	10,419,770
PennyMac Mortgage Investment Trust ‡	479,093	10,966,439
Ready Capital ‡	515,893	8,166,586
Redwood Trust ‡	622,371	10,169,542
Starwood Property Trust ‡	441,101	10,851,085
TPG RE Finance Trust ‡	323,548	6,545,376
Two Harbors Investment ‡	705,753	9,788,794
		215,160,152
Industrials — 1.2%
Macquarie Infrastructure	247,623	10,682,456
Real Estate — 10.6%
CoreCivic ‡	516,592	7,883,194
GEO Group ‡	508,148	7,734,012
Global Net Lease ‡	537,717	10,474,727
Kite Realty Group Trust ‡	628,067	11,192,154
Office Properties Income Trust ‡	334,736	10,671,384
Omega Healthcare Investors ‡	262,679	11,568,383
Sabra Health Care ‡	541,190	13,313,274
Service Properties Trust ‡	375,333	9,495,925
SITE Centers ‡	594,106	9,226,466
Washington Prime Group ‡ (A)	1,869,306	7,888,471
		99,447,990

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 1.4%
Pattern Energy Group, Cl A	454,498	$12,739,579
TOTAL UNITED STATES		410,936,583
TOTAL COMMON STOCK
(Cost $963,075,308)		927,163,976

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $6,557,200)	6,557,200	6,557,200

REPURCHASE AGREEMENT(B) — 5.1%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $47,201,739 (collateralized by U.S. Treasury Obligations, ranging in par value $4,938,040 - $7,181,198, 3.000%, 09/30/2025, with a total market value of $48,025,228)

(Cost $47,199,536)	$47,199,536	47,199,536
TOTAL INVESTMENTS — 105.2%
(Cost $1,016,832,044)		$980,920,712

Percentages are based on Net Assets of $932,110,509.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $50,887,061.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $53,756,736.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® ETF

GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$927,163,976	$—	$—	$927,163,976
Short-Term Investment	6,557,200	—	—	6,557,200
Repurchase Agreement	—	47,199,536	—	47,199,536
Total Investments in Securities	$933,721,176	$47,199,536	$—	$980,920,712

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 78.7%
UNITED STATES— 78.7%
Communication Services — 12.7%
AMC Entertainment Holdings, Cl A (A)	856,231	$8,022,885
AT&T	376,246	14,481,709
Gannett	1,104,089	11,979,366
National CineMedia	1,695,388	14,232,782
New Media Investment Group (A)	921,576	8,119,084
Verizon Communications	205,999	12,456,759
		69,292,585
Consumer Discretionary — 5.3%
Buckle (A)	632,380	13,229,390
Chico’s FAS	2,083,944	7,168,767
Six Flags Entertainment	205,407	8,666,121
		29,064,278

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 14.0%
Altria Group	231,304	$10,360,106
B&G Foods (A)	438,683	6,821,521
Coty, Cl A	1,026,490	11,999,668
General Mills	244,227	12,421,385
Philip Morris International	136,000	11,075,840
Universal	194,223	10,643,421
Vector Group	1,049,906	12,808,853
		76,130,794
Energy — 4.4%
Exxon Mobil	146,655	9,909,478
Ship Finance International	961,616	13,914,584
		23,824,062
Financials — 15.2%
AG Mortgage Investment Trust ‡	677,330	10,593,441
Apollo Commercial Real Estate Finance ‡	655,873	12,002,476
Chimera Investment ‡	644,946	13,066,606
MFA Financial ‡	1,628,368	12,359,313
New Residential Investment ‡	579,817	9,184,301
New York Mortgage Trust ‡	1,911,800	11,967,868
PennyMac Mortgage Investment Trust ‡	593,239	13,579,241
		82,753,246
Industrials — 6.9%
Air Castle Ltd.	440,876	12,000,645
Covanta Holding	704,112	10,167,377
Macquarie Infrastructure	280,321	12,093,048
Quad	740,515	3,354,533
		37,615,603
Materials — 4.3%
Innophos Holdings	370,000	12,069,400
Schweitzer-Mauduit International	277,008	11,216,054
		23,285,454

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 5.9%
Global Net Lease ‡	598,762	$11,663,884
Pennsylvania Real Estate Investment Trust ‡ (A)	1,977,279	10,914,580
Washington Prime Group ‡ (A)	2,314,646	9,767,806
		32,346,270
Utilities — 10.0%
Duke Energy	129,385	12,195,830
Pattern Energy Group, Cl A	555,776	15,578,401
PPL	373,257	12,500,377
Southern	231,398	14,499,399
		54,774,007
TOTAL COMMON STOCK
(Cost $429,778,212)		429,086,299

MASTER LIMITED PARTNERSHIPS — 20.8%
Consumer Discretionary — 2.3%
Cedar Fair	221,655	12,361,700
Energy — 13.6%
Alliance Resource Partners	653,903	7,454,494
CrossAmerica Partners	549,235	10,303,649
Delek Logistics Partners	387,963	12,523,446
NGL Energy Partners	592,509	6,665,726
PBF Logistics	506,491	10,965,530
Phillips 66 Partners	228,051	12,745,770
USA Compression Partners	763,603	13,492,865
		74,151,480
Financials — 2.7%
Compass Diversified Holdings	724,634	14,963,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Industrials — 2.2%
Fortress Transportation & Infrastructure Investors	748,433	$11,862,663
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $100,200,129)		113,339,535

SHORT-TERM INVESTMENT(B)(C) — 0.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $4,971,020)	4,971,020	4,971,020

REPURCHASE AGREEMENT(B) — 6.6%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $35,783,686 (collateralized by U.S. Treasury Obligations, ranging in par value $3,743,533 - $5,444,074, 3.000%, 09/30/2025, with a total market value of $36,407,977)

(Cost $35,782,016)	$35,782,016	35,782,016
TOTAL INVESTMENTS — 107.0%
(Cost $570,731,377)		$583,178,870
Percentages are based on Net Assets of $544,884,449.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $38,804,473.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $40,753,036.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class
Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		October 31, 2019
Global X SuperDividend® U.S. ETF

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$429,086,299	$—	$—	$429,086,299
Master Limited Partnerships	113,339,535	—	—	113,339,535
Short-Term Investment	4,971,020	—	—	4,971,020
Repurchase Agreement	—	35,782,016	—	35,782,016
Total Investments in Securities	$547,396,854	$35,782,016	$—	$583,178,870

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® Emerging Markets ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.2%
ARGENTINA— 1.3%
Energy — 1.3%
Transportadora de Gas del Sur ADR	30,013	$226,898
BRAZIL— 9.6%
Consumer Discretionary — 2.7%
Petrobras Distribuidora	66,000	464,947
Financials — 2.5%
Itausa - Investimentos Itau	130,415	445,394
Information Technology — 2.2%
Cielo	202,300	380,975
Utilities — 2.2%
Engie Brasil Energia	34,821	392,586
TOTAL BRAZIL		1,683,902
CHILE— 1.6%
Utilities — 1.6%
Colbun	1,648,273	284,603

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 1.6%
Materials — 1.6%
Maanshan Iron & Steel, Cl H	754,000	$285,719
EGYPT— 2.2%
Consumer Staples — 2.2%
Eastern SAE	378,639	377,701
HONG KONG— 14.2%
Financials — 1.8%
Bank of Communications CO, Cl H	449,080	307,114
Information Technology — 1.8%
Lenovo Group	441,500	308,690
Materials — 3.2%
China Oriental Group	583,300	203,917
Nine Dragons Paper Holdings	398,000	346,321
		550,238
Real Estate — 7.4%
Agile Group Holdings	267,300	361,506
Guangzhou R&F Properties	188,000	292,157
KWG Group Holdings	330,200	333,667
Yuzhou Properties	732,300	310,198
		1,297,528
TOTAL HONG KONG		2,463,570
INDIA— 1.9%
Energy — 1.9%
Indian Oil	163,595	338,590
INDONESIA— 1.6%
Energy — 1.6%
Tambang Batubara Bukit Asam Persero	1,711,400	274,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA— 1.5%
Industrials — 1.5%
AirAsia Group	583,300	$266,628
MEXICO— 2.4%
Real Estate — 2.4%
Fibra Uno Administracion ‡	280,300	427,205
PAKISTAN— 1.9%
Financials — 1.9%
MCB Bank	295,810	328,633
PHILIPPINES— 1.8%
Industrials — 1.8%
DMCI Holdings	1,944,000	314,518
QATAR— 2.1%
Real Estate — 2.1%
Barwa Real Estate	385,780	362,364
RUSSIA— 20.5%
Energy — 6.8%
Gazprom PJSC	114,420	464,315
LUKOIL PJSC	4,466	412,611
Tatneft PJSC	26,930	314,478
		1,191,404
Financials — 2.3%
Moscow Exchange MICEX-RTS PJSC	273,940	406,306
Materials — 11.4%
Alrosa PJSC	265,850	309,163
Magnitogorsk Iron & Steel Works PJSC	524,300	298,928
MMC Norilsk Nickel PJSC	1,711	477,692
Novolipetsk Steel PJSC	143,550	280,149
PhosAgro PJSC GDR	22,549	283,666

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Severstal PJSC	23,878	$328,777
		1,978,375
TOTAL RUSSIA		3,576,085
SOUTH AFRICA— 9.2%
Financials — 3.9%
Absa Group	29,625	304,599
Liberty Holdings	50,085	386,921
		691,520
Real Estate — 5.3%
Fortress REIT, Cl A ‡	259,547	362,007
Growthpoint Properties ‡	206,684	303,368
Redefine Properties ‡	512,737	256,649
		922,024
TOTAL SOUTH AFRICA		1,613,544
SOUTH KOREA— 1.7%
Financials — 1.7%
Orange Life Insurance	12,638	304,151
TAIWAN— 10.6%
Information Technology — 10.6%
Inventec	461,000	334,689
Lite-On Technology	258,500	426,297
Micro-Star International	145,800	431,070
Nanya Technology	125,000	287,446
Walsin Technology	63,000	379,774
TOTAL TAIWAN		1,859,276
THAILAND— 2.0%
Real Estate — 2.0%
Land & Houses NVDR	1,093,500	351,282

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
TURKEY— 6.6%
Energy — 2.2%
Tupras Turkiye Petrol Rafinerileri	17,933	$390,834
Industrials — 2.5%
TAV Havalimanlari Holding	93,736	427,941
Materials — 1.9%
Eregli Demir ve Celik Fabrikalari	285,417	326,759
TOTAL TURKEY		1,145,534
UNITED ARAB EMIRATES— 2.9%
Real Estate — 2.9%
Aldar Properties PJSC	790,439	505,754
TOTAL COMMON STOCK
(Cost $17,044,645)		16,990,278

PREFERRED STOCK — 2.4%
BRAZIL— 2.4%
Communication Services — 2.4%
Telefonica Brasil (A)
(Cost $390,755)	32,400	428,406
TOTAL INVESTMENTS — 99.6%
(Cost $17,435,400)		$17,418,684

Percentages are based on Net Assets of $17,488,778.

‡	Real Estate Investment Trust
(A)	There’s currently no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® Emerging Markets ETF

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® EAFE ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 18.6%
Consumer Discretionary — 2.1%
Harvey Norman Holdings	137,914	$388,616
Financials — 12.3%
Australia & New Zealand Banking Group	19,497	359,185
Bank of Queensland	57,787	360,303
Bendigo and Adelaide Bank	48,556	356,272
Commonwealth Bank of Australia	7,117	385,691
National Australia Bank	21,401	421,833
Westpac Banking	20,113	390,903
		2,274,187
Materials — 1.8%
Alumina	213,658	334,144
Real Estate — 2.4%
Stockland ‡	133,450	449,590
TOTAL AUSTRALIA		3,446,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
FINLAND— 4.0%
Financials — 1.8%
Sampo, Cl A	8,040	$329,551
Utilities — 2.2%
Fortum	16,595	405,275
TOTAL FINLAND		734,826
FRANCE— 11.0%
Communication Services — 2.0%
Eutelsat Communications	20,110	381,407
Consumer Staples — 2.9%
Casino Guichard Perrachon	9,881	533,217
Energy — 1.9%
Total	6,643	349,329
Industrials — 2.0%
Credit Agricole	28,531	371,940
Real Estate — 2.2%
ICADE ‡	4,124	403,962
TOTAL FRANCE		2,039,855
GERMANY— 3.8%
Communication Services — 3.8%
RTL Group	6,862	348,788
Telefonica Deutschland Holding	110,491	350,701
TOTAL GERMANY		699,489
HONG KONG— 7.8%
Communication Services — 3.9%
HKT Trust & HKT	232,120	361,313
PCCW	608,865	362,008
		723,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 1.9%
Yue Yuen Industrial Holdings	128,400	$362,050
Utilities — 2.0%
HK Electric Investments & HK Electric Investments	367,570	366,740
TOTAL HONG KONG		1,452,111
ITALY— 4.2%
Financials — 2.3%
Poste Italiane	34,540	419,255
Utilities — 1.9%
Snam	69,066	354,446
TOTAL ITALY		773,701
JAPAN— 1.7%
Consumer Discretionary — 1.7%
Nissan Motor	50,300	320,770
NETHERLANDS— 3.7%
Financials — 1.9%
ING Groep	31,148	351,950
Real Estate — 1.8%
Unibail-Rodamco-Westfield ‡	2,209	341,698
TOTAL NETHERLANDS		693,648
NEW ZEALAND— 2.3%
Communication Services — 2.3%
Spark New Zealand	145,018	416,641
PORTUGAL— 2.2%
Utilities — 2.2%
Energias de Portugal	98,816	406,800
SINGAPORE— 2.1%
Real Estate — 2.1%
Ascendas Real Estate Investment Trust ‡	167,420	389,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 4.0%
Utilities — 4.0%
Enagas	14,591	$361,218
Endesa	14,033	382,004
TOTAL SPAIN		743,222
SWEDEN— 5.7%
Financials — 5.7%
Nordea Bank Abp	47,201	346,035
Skandinaviska Enskilda Banken, Cl A	38,869	373,266
Swedbank, Cl A	23,718	332,470
TOTAL SWEDEN		1,051,771
SWITZERLAND— 2.3%
Financials — 2.3%
Zurich Insurance Group	1,101	430,135
UNITED KINGDOM— 26.6%
Communication Services — 1.9%
BT Group, Cl A	135,658	359,332
Consumer Discretionary — 8.8%
Barratt Developments	45,700	373,264
Persimmon	13,161	387,779
Taylor Wimpey	185,024	396,241
TUI	35,697	466,537
		1,623,821
Consumer Staples — 1.6%
Imperial Brands	13,132	287,585
Energy — 3.5%
BP	50,684	320,907
Royal Dutch Shell, Cl A	11,043	319,087
		639,994

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — 5.7%
HSBC Holdings	42,501	$320,627
Legal & General Group	99,124	338,238
Standard Life Aberdeen	105,400	413,935
		1,072,800
Materials — 1.2%
Evraz	48,267	229,343
Utilities — 3.9%
Centrica	296,452	278,346
SSE	26,370	437,964
		716,310
TOTAL UNITED KINGDOM		4,929,185
TOTAL COMMON STOCK
(Cost $18,022,122)		18,528,655
TOTAL INVESTMENTS — 100.0%
(Cost $18,022,122)		$18,528,655

Percentages are based on Net Assets of $18,527,117.

‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperDividend® REIT ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA— 3.9%
Real Estate — 3.9%
Stockland ‡	4,273,370	$14,396,877
FRANCE— 3.7%
Real Estate — 3.7%
Klepierre ‡	359,501	13,391,948
NETHERLANDS— 5.8%
Real Estate — 5.8%
Unibail-Rodamco-Westfield ‡	69,203	10,704,639
Wereldhave ‡ (A)	440,831	10,426,420
TOTAL NETHERLANDS		21,131,059
UNITED STATES— 85.9%
Financials — 58.0%
AGNC Investment ‡	643,137	10,965,486
Annaly Capital Management ‡	1,130,361	10,150,642
Apollo Commercial Real Estate Finance ‡	654,235	11,972,501
Arbor Realty Trust ‡ (A)	1,024,525	13,995,012
Armour Residential ‡	550,033	9,202,052
Blackstone Mortgage Trust, Cl A ‡	341,067	12,380,732
Chimera Investment ‡	618,163	12,523,981
Colony Credit Real Estate ‡	740,403	10,609,975
Granite Point Mortgage Trust ‡	598,691	11,135,653

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Invesco Mortgage Capital ‡	732,250	$11,525,615
KKR Real Estate Finance Trust ‡	568,632	11,401,072
Ladder Capital, Cl A ‡	693,823	11,982,323
MFA Financial ‡	1,609,854	12,218,792
New York Mortgage Trust ‡	1,902,513	11,909,731
PennyMac Mortgage Investment Trust ‡	581,295	13,305,843
Redwood Trust ‡	719,138	11,750,715
Starwood Property Trust ‡	539,342	13,267,813
Two Harbors Investment ‡	817,603	11,340,154
		211,638,092
Real Estate — 27.9%
Apple Hospitality REIT ‡	753,867	12,423,728
Chatham Lodging Trust ‡	593,647	10,715,328
Gaming and Leisure Properties ‡	320,546	12,937,237
Independence Realty Trust ‡	1,118,258	17,221,172
Omega Healthcare Investors ‡	296,485	13,057,199
Park Hotels & Resorts ‡	404,331	9,400,696
Service Properties Trust ‡	442,437	11,193,656
VEREIT ‡	1,496,290	14,723,494
		101,672,510
TOTAL UNITED STATES		313,310,602
TOTAL COMMON STOCK
(Cost $349,855,552)		362,230,486

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $2,227,145)	2,227,145	2,227,145

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperDividend® REIT ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 4.4%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $16,032,013 (collateralized by U.S. Treasury Obligations, ranging in par value $1,677,199 - $2,439,085, 3.000%, 09/30/2025, with a total market value of $16,311,709)

(Cost $16,031,265)	$16,031,265	$16,031,265
TOTAL INVESTMENTS — 104.3%
(Cost $368,113,962)		$380,488,896

Percentages are based on Net Assets of $364,789,567.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $17,644,285.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $18,258,410.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$362,230,486	$—	$—	$362,230,486
Short-Term Investment	2,227,145	—	—	2,227,145
Repurchase Agreement	—	16,031,265	—	16,031,265
Total Investments in Securities	$364,457,631	$16,031,265	$—	$380,488,896

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperIncome™ Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.5%
GERMANY— 5.0%
Financials — 5.0%
Deutsche Bank Contingent Capital Trust II, 6.550%(A)	143,352	$3,648,308
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	249,311	6,409,786
TOTAL GERMANY		10,058,094
NETHERLANDS— 5.4%
Financials — 5.4%
Aegon, 6.375%(A)	248,055	6,280,753
ING Groep, 6.125%	175,107	4,568,542
TOTAL NETHERLANDS		10,849,295
UNITED KINGDOM— 4.7%
Financials — 4.7%
HSBC Holdings, 6.200%	358,663	9,450,770

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED STATES— 84.4%
Consumer Staples — 1.7%
CHS, Ser 4, 7.500%	127,276	$3,523,000
Energy — 1.3%
NuStar Logistics, 8.735%, VAR ICE LIBOR USD 3 Month+6.734%	99,729	2,597,940
Financials — 59.5%
AGNC Investment, 7.000%, VAR ICE LIBOR USD 3 Month+5.111%‡	81,617	2,116,329
Annaly Capital Management, 6.950%, VAR ICE LIBOR USD 3 Month+4.993%‡	177,414	4,619,860
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month+4.989%‡	99,445	2,582,587
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month+4.172%‡	105,032	2,715,077
Apollo Global Management, 6.375%	74,166	1,997,290
Bank of America, 6.500%	195,059	4,985,708
Bank of America, 6.200%	194,924	5,081,669
Brighthouse Financial, 6.600%	105,263	2,935,785
Capital One Financial, Ser C, 6.250%	123,242	3,121,720
Capital One Financial, Ser D, 6.700%	123,695	3,136,905
Charles Schwab, 5.950%	185,043	4,942,499
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month+4.130%	113,860	3,222,238
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month+4.040%	72,615	2,094,943
Citigroup Capital XIII, 8.306%, VAR ICE LIBOR USD 3 Month+6.370%	170,865	4,662,906
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month+3.710%	111,831	3,189,420
GMAC Capital Trust I, Ser 2, 7.943%, VAR ICE LIBOR USD 3 Month+5.785%	382,619	10,104,968
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month+3.550%	171,550	4,825,701

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.300%	166,045	$4,371,965
Hartford Financial Services Group, 7.875%, VAR ICE LIBOR USD 3 Month+5.596%	149,892	4,261,429
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month+5.289%‡	71,445	1,906,153
JPMorgan Chase, 6.150%	284,571	7,316,320
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month+4.320%	141,494	4,113,231
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month+3.940%	138,821	3,950,846
Morgan Stanley, Ser G, 6.625%	81,201	2,068,189
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month+5.640%‡	69,292	1,767,639
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month+3.821%	126,092	3,520,488
Oaktree Capital Group, 6.550%	58,021	1,560,185
Regions Financial, Ser A, 6.375%	124,763	3,217,638
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month+5.011%‡	72,196	1,850,383
US Bancorp, 6.500%, VAR ICE LIBOR USD 3 Month+4.468%	271,815	7,436,858
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month+3.690%	206,099	5,950,078
		119,627,007
Health Care — 3.2%
Avantor, 6.250%	122,989	6,396,658
Industrials — 1.1%
Pitney Bowes, 6.700%	109,539	2,274,030
Real Estate — 5.7%
Brookfield Property Partners, 6.375%(A)	61,009	1,673,477
RLJ Lodging Trust, 1.950%‡	78,655	2,144,922
UMH Properties, 6.750%‡	59,287	1,594,820

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Real Estate — continued
VEREIT, Ser F, 6.700%‡	241,767	$6,140,882
		11,554,101
Utilities — 11.9%
CenterPoint Energy, 7.000%	123,104	6,278,304
Energy Transfer Operating, 7.625%, VAR ICE LIBOR USD 3 Month+4.738%	104,903	2,589,006
Energy Transfer Operating, 7.600%, VAR ICE LIBOR USD 3 Month+5.161%	189,291	4,785,277
Energy Transfer Operating, 7.375%, VAR ICE LIBOR USD 3 Month+4.530%	106,805	2,586,817
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.632%	124,040	3,437,148
Sempra Energy, 6.750%	35,973	4,175,386
		23,851,938
TOTAL UNITED STATES		169,824,674
TOTAL PREFERRED STOCK
(Cost $197,368,373)		200,182,833

SHORT-TERM INVESTMENT(B)(C) — 0.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $462,067)	462,067	462,067

REPURCHASE AGREEMENT(B) — 1.7%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $3,326,168 (collateralized by U.S. Treasury Obligations, ranging in par value $347,969 - $506,038, 3.000%, 09/30/2025, with a total market value of $3,384,197)

(Cost $3,326,013)	$3,326,013	3,326,013

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X SuperIncome™ Preferred ETF

Value
TOTAL INVESTMENTS — 101.4%
(Cost $201,156,453)	$203,970,913

Percentages are based on Net Assets of $201,091,992.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $3,705,414.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $3,788,080.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar
VAR – Variable Rate

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$200,182,833	$—	$—	$200,182,833
Short-Term Investment	462,067	—	—	462,067
Repurchase Agreement	—	3,326,013	—	3,326,013
Total Investments in Securities	$200,644,900	$3,326,013	$—	$203,970,913

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X YieldCo & Renewable Energy Income ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 91.8%
AUSTRALIA— 5.3%
Utilities — 5.3%
AGL Energy	103,446	$1,409,706
BRAZIL— 5.5%
Utilities — 5.5%
Engie Brasil Energia	129,492	1,459,947
CANADA— 9.9%
Utilities — 9.9%
Algonquin Power & Utilities	77,882	1,071,926
Boralex	13,956	231,476
Innergex Renewable Energy	20,904	261,469
Northland Power	28,288	566,040
TransAlta Renewables	41,714	450,036
TOTAL CANADA		2,580,947
CHILE— 11.5%
Utilities — 11.5%
Colbun	2,694,171	465,196
Enel Americas	8,746,935	1,634,841
Enel Chile	10,784,175	887,597
TOTAL CHILE		2,987,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 1.1%
Utilities — 1.1%
China Longyuan Power Group, Cl H	523,200	$283,038
DENMARK— 11.3%
Industrials — 5.9%
Vestas Wind Systems	19,129	1,562,181
Utilities — 5.4%
Orsted	16,137	1,416,168
TOTAL DENMARK		2,978,349
HONG KONG— 4.4%
Industrials — 0.6%
Xinjiang Goldwind Science & Technology, Cl H	120,841	144,466
Information Technology — 2.7%
Xinyi Solar Holdings	1,272,000	720,579
Utilities — 1.1%
Huaneng Renewables, Cl H	787,100	301,275
TOTAL HONG KONG		1,166,320
ITALY— 5.3%
Utilities — 5.3%
ACEA	33,575	668,249
ERG	23,964	507,170
Falck Renewables	45,560	202,909
TOTAL ITALY		1,378,328
NEW ZEALAND— 9.2%
Utilities — 9.2%
Contact Energy	113,105	535,304
Mercury NZ	215,016	684,624
Meridian Energy	404,712	1,193,894
TOTAL NEW ZEALAND		2,413,822

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL— 6.5%
Utilities — 6.5%
Energias de Portugal	409,313	$1,685,035
RUSSIA— 2.0%
Utilities — 2.0%
RusHydro PJSC	67,227,900	534,917
THAILAND— 0.7%
Utilities — 0.7%
BCPG NVDR	312,800	186,468
UNITED STATES— 19.1%
Real Estate — 1.2%
Hannon Armstrong Sustainable Infrastructure Capital ‡	10,344	308,872
Utilities — 17.9%
Atlantica Yield	16,009	384,376
Avista	10,424	500,665
Clearway Energy, Cl A	5,390	92,546
Hawaiian Electric Industries	17,167	775,090
IDACORP	7,951	855,687
NextEra Energy Partners	8,957	472,034
NorthWestern	7,956	576,969
Pattern Energy Group, Cl A	15,686	439,679
TerraForm Power, Cl A	32,984	560,068
		4,657,114
TOTAL UNITED STATES		4,965,986
TOTAL COMMON STOCK
(Cost $21,458,906)		24,030,497

MASTER LIMITED PARTNERSHIP — 4.6%
Utilities — 4.6%
Brookfield Renewable Partners
(Cost $795,746)	28,387	1,210,338

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X YieldCo & Renewable Energy Income ETF

	Shares	Value
CLOSED-END FUNDS — 3.2%
UNITED KINGDOM— 3.2%
Utilities — 3.2%
Greencoat UK Wind	242,213	$456,970

Renewables Infrastructure Group	231,212	391,337
TOTAL CLOSED-END FUNDS
(Cost $743,065)		848,307
TOTAL INVESTMENTS — 99.6%
(Cost $22,997,717)		$26,089,142

Percentages are based on Net Assets of $26,204,933.

‡	Real Estate Investment Trust

Cl — Class
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Social Media ETF
Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 26.8%
Communication Services — 26.8%
Baidu ADR *	53,695	$5,468,836
Bilibili ADR *	30,791	486,190
Changyou.com ADR (A)	7,922	75,734
HUYA ADR *	19,640	436,794
Momo ADR	40,715	1,364,767
NetEase ADR	20,012	5,720,630
SINA *	33,693	1,334,243
Tencent Holdings	288,515	11,809,027
Tencent Music Entertainment Group ADR *	100,933	1,396,913
Weibo ADR *	51,381	2,527,431
YY ADR *	33,317	1,893,738
TOTAL CHINA		32,514,303
GERMANY— 1.9%
Communication Services — 1.9%
New Work	1,437	452,900
United Internet	62,780	1,891,791
TOTAL GERMANY		2,344,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 0.2%
Information Technology — 0.2%
Meitu *	1,114,700	$247,468
JAPAN— 5.9%
Communication Services — 5.9%
DeNA	57,071	975,072
Gree	60,535	288,382
Kakaku.com	69,620	1,624,821
LINE * (A)	25,190	929,726
Mixi	22,430	435,093
Nexon	252,384	2,929,947
TOTAL JAPAN		7,183,041
RUSSIA— 6.0%
Communication Services — 6.0%
Mail.Ru Group GDR *	97,982	2,081,138
Yandex, Cl A *	153,514	5,125,832
TOTAL RUSSIA		7,206,970
SOUTH KOREA— 10.5%
Communication Services — 10.5%
AfreecaTV	3,703	235,207
Com2uSCorp	4,269	360,688
Kakao	22,930	2,788,770
NAVER	66,539	9,379,343
TOTAL SOUTH KOREA		12,764,008
TAIWAN— 0.2%
Consumer Discretionary — 0.2%
PChome Online	52,144	226,113

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 48.3%
Communication Services — 47.7%
Alphabet, Cl A *	4,614	$5,808,103
ANGI Homeservices, Cl A * (A)	46,727	320,080
Facebook, Cl A *	63,943	12,254,676
Glu Mobile *	67,196	398,472
IAC *	24,955	5,671,024
Match Group (A)	29,623	2,162,183
Meet Group *	42,192	179,738
Pinterest, Cl A *	84,626	2,127,498
Snap, Cl A * (A)	559,165	8,421,025
Spotify Technology *	49,064	7,079,935
Twitter *	307,315	9,210,230
Yelp, Cl A *	37,216	1,284,324
Zynga, Cl A *	476,916	2,942,572
		57,859,860
Consumer Discretionary — 0.6%
Groupon, Cl A *	257,942	717,079
TOTAL UNITED STATES		58,576,939
TOTAL COMMON STOCK
(Cost $119,840,046)		121,063,533

SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $887,576)	887,576	887,576

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 5.3%
RBC Capital Markets
1.680%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $6,389,177 (collateralized by U.S. Treasury Obligations, ranging in par value $668,408 - $972,039, 3.000%, 09/30/2025, with a total market value of $6,500,642)

(Cost $6,388,879)	$6,388,879	$6,388,879
TOTAL INVESTMENTS — 105.8%
(Cost $127,116,501)		$128,339,988

Percentages are based on Net Assets of $121,289,129.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $7,144,660.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $7,276,455.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$121,063,533	$—	$—	$121,063,533
Short-Term Investment	887,576	—	—	887,576
Repurchase Agreement	—	6,388,879	—	6,388,879
Total Investments in Securities	$121,951,109	$6,388,879	$—	$128,339,988

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X E-commerce ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
ARGENTINA— 3.4%
Consumer Discretionary — 3.4%
MercadoLibre *	232	$120,993
CHINA— 28.4%
Communication Services — 8.6%
58.com ADR *	2,566	135,510
NetEase ADR	585	167,228
		302,738
Consumer Discretionary — 18.9%
Alibaba Group Holding ADR *	864	152,643
Baozun ADR *	1,237	53,834
Ctrip.com International ADR *	4,014	132,422
JD.com ADR *	4,831	150,486
Uxin ADR	5,314	15,942
Vipshop Holdings ADR *	13,808	159,343
		664,670
Financials — 0.9%
LexinFintech Holdings ADR *	2,687	30,471
TOTAL CHINA		997,879

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 1.2%
Consumer Discretionary — 1.2%
Rocket Internet *	1,620	$43,051
JAPAN— 3.8%
Consumer Discretionary — 3.8%
Rakuten	13,980	134,233
SOUTH KOREA— 0.3%
Information Technology — 0.3%
Cafe24 *	222	11,620
UNITED KINGDOM— 10.5%
Consumer Discretionary — 10.5%
ASOS *	1,262	57,646
Just Eat *	13,932	132,505
Ocado Group *	10,442	179,572
TOTAL UNITED KINGDOM		369,723
UNITED STATES— 52.4%
Communication Services — 4.9%
ANGI Homeservices, Cl A *	1,902	13,029
TripAdvisor *	2,493	100,717
Yelp, Cl A *	1,713	59,116
		172,862
Consumer Discretionary — 31.1%
Amazon.com *	75	133,250
Booking Holdings *	80	163,901
eBay	3,723	131,236
Etsy *	2,287	101,749
Expedia Group	1,113	152,103
Groupon, Cl A *	11,092	30,836
Lands’ End *	1,031	12,444
Overstock.com *	659	6,939

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PetMed Express	681	$15,946
Qurate Retail, Cl A *	9,301	88,732
Shutterstock *	438	17,774
Stamps.com *	388	32,759
Wayfair, Cl A *	993	81,654
Williams-Sonoma	1,845	123,228
		1,092,551
Financials — 2.8%
eHealth *	496	34,244
LendingTree *	179	64,413
		98,657
Industrials — 4.0%
CoStar Group *	256	140,677
Information Technology — 9.6%
GoDaddy, Cl A *	2,052	133,442
LivePerson *	1,382	56,731
Shopify, Cl A *	463	145,183
		335,356
TOTAL UNITED STATES		1,840,103
TOTAL COMMON STOCK
(Cost $3,579,875)		3,517,602
TOTAL INVESTMENTS — 100.0%
(Cost $3,579,875)		$3,517,602

Percentages are based on Net Assets of $3,516,808.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Guru® Index ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.3%
CANADA— 4.8%
Consumer Discretionary — 1.5%
Restaurant Brands International	12,606	$824,937
Energy — 1.7%
Cenovus Energy	113,532	963,887
Materials — 1.6%
Teck Resources, Cl B	55,807	883,425
TOTAL CANADA		2,672,249
CHINA— 1.7%
Consumer Discretionary — 1.7%
JD.com ADR *	30,542	951,383

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
MEXICO— 2.4%
Communication Services — 2.4%
Grupo Televisa ADR	119,223	$1,317,414
SINGAPORE— 1.4%
Communication Services — 1.4%
Sea ADR *	26,969	802,597
UNITED STATES— 88.0%
Communication Services — 12.2%
Alphabet, Cl A *	792	996,970
Charter Communications, Cl A *	2,419	1,131,753
Facebook, Cl A *	5,080	973,582
Liberty Broadband, Cl C *	9,337	1,102,420
Liberty Global *	36,050	860,513
Netflix *	3,136	901,318
Walt Disney	6,953	903,334
		6,869,890
Consumer Discretionary — 5.1%
Amazon.com *	522	927,417
DR Horton	19,750	1,034,307
General Motors	25,267	938,922
		2,900,646
Consumer Staples — 8.3%
Conagra Brands	31,947	864,166
Constellation Brands, Cl A	4,772	908,255
Mondelez International, Cl A	17,248	904,658
Post Holdings *	9,684	996,484
Procter & Gamble	7,850	977,403
		4,650,966
Energy — 1.8%
Hess	15,558	1,022,938
Financials — 9.0%
Arch Capital Group *	23,840	995,558

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Berkshire Hathaway, Cl B *	4,677	$994,237
Citigroup	15,127	1,087,026
Franklin Resources	34,118	939,951
Investors Bancorp	85,719	1,032,914
		5,049,686
Health Care — 22.3%
ABIOMED *	4,830	1,002,612
Amicus Therapeutics *	92,852	782,743
Bausch Health *	44,134	1,096,289
Baxter International	10,813	829,357
Celgene *	9,941	1,073,926
Cigna	5,808	1,036,496
DaVita *	15,893	931,330
Elanco Animal Health *	31,774	858,533
Humana *	3,187	937,615
Incyte *	11,508	965,751
Neurocrine Biosciences *	9,777	972,714
PerkinElmer	11,500	988,540
WellCare Health Plans *	3,402	1,009,033
		12,484,939
Industrials — 9.2%
Delta Air Lines	16,134	888,660
Spirit Aerosystems Holdings, Cl A	12,926	1,057,606
United Airlines Holdings *	11,358	1,031,761
United Technologies	7,497	1,076,419
XPO Logistics *	14,263	1,089,693
		5,144,139
Information Technology — 8.6%
Adobe *	3,259	905,774
Microsoft	6,893	988,249
NortonLifeLock	39,817	911,013
Palo Alto Networks *	4,322	982,780

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
SolarWinds * (A)	54,791	$1,038,289
		4,826,105
Materials — 5.4%
Berry Global Group *	23,642	981,379
Celanese, Cl A	8,634	1,046,009
Sherwin-Williams	1,783	1,020,447
		3,047,835
Real Estate — 1.6%
American Tower, Cl A ‡	4,137	902,197
Utilities — 4.5%
FirstEnergy	21,026	1,015,976
PG&E *	64,436	397,570
Vistra Energy	41,025	1,108,906
		2,522,452
TOTAL UNITED STATES		49,421,793
TOTAL COMMON STOCK
(Cost $49,252,768)		55,165,436

MASTER LIMITED PARTNERSHIP — 1.6%
Energy — 1.6%
Enterprise Products Partners
(Cost $834,736)	33,297	866,721

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 1.760%
(Cost $3,569)	3,569	3,569

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Guru® Index ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 0.0%
Royal Bank of Canada
1.680%, dated 10/31/19, to be repurchased on 11/01/19 repurchase price $25,692 (collateralized by U.S. Treasury Obligations, ranging in par value $2,688 - $3,909, 3.000%, 09/30/2025, with a total market value of $26,142)

(Cost $25,691)	$25,691	$25,691
TOTAL INVESTMENTS — 99.9%
(Cost $50,116,764)		$56,061,417

Percentages are based on Net Assets of $56,133,998.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2019. The total value of securities on loan at October 31, 2019 was $26,530.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2019, was $29,260.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2019.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,165,436	$—	$—	$55,165,436
Master Limited Partnership	866,721	—	—	866,721
Short-Term Investment	3,569	—	—	3,569
Repurchase Agreement	—	25,691	—	25,691
Total Investments in Securities	$56,035,726	$25,691	$—	$56,061,417

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.6%
Materials — 0.6%
Linde	2,811	$557,562
UNITED STATES— 99.2%
Communication Services — 4.5%
Activision Blizzard	4,893	274,155
Alphabet, Cl A *	169	212,737
AT&T	8,986	345,871
CBS, Cl B	1,086	39,139
CenturyLink	4,384	56,729
Charter Communications, Cl A *	917	429,028
Comcast, Cl A	10,561	473,344
Electronic Arts *	3,365	324,386
Facebook, Cl A *	466	89,309
Fox, Cl A	4,328	138,669
IAC *	2,019	458,818
Sirius XM Holdings	12,696	85,317

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US *	6,180	$510,839
Verizon Communications	6,005	363,122
Viacom, Cl B	11,280	243,197
Walt Disney	3,406	442,507
		4,487,167
Consumer Discretionary — 12.3%
Advance Auto Parts	1,899	308,550
Amazon.com *	101	179,443
AutoZone *	330	377,645
Best Buy	4,113	295,437
BorgWarner	3,282	136,794
Burlington Stores *	318	61,110
Carnival	4,275	183,355
Chipotle Mexican Grill, Cl A *	410	319,045
Darden Restaurants	3,055	342,985
Dollar General	2,197	352,267
Dollar Tree *	2,213	244,315
DR Horton	7,643	400,264
eBay	7,679	270,685
Expedia Group	710	97,028
Ford Motor	17,078	146,700
General Motors	4,886	181,564
Genuine Parts	2,517	258,194
Hasbro	2,752	267,797
Home Depot	1,376	322,782
Kohl’s	4,439	227,543
Lear	1,018	119,890
Lennar, Cl A	5,602	333,879
LKQ *	5,227	177,666
Lowe’s	2,115	236,055
Lululemon Athletica *	1,473	300,890
Macy’s	6,066	91,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
McDonald’s	2,380	$468,146
MGM Resorts International	8,458	241,053
Mohawk Industries *	1,208	173,203
NIKE, Cl B	7,166	641,715
Norwegian Cruise Line Holdings *	3,035	154,057
NVR *	46	167,283
O’Reilly Automotive *	450	195,979
PVH	1,753	152,791
Ross Stores	2,522	276,588
Royal Caribbean Cruises	1,607	174,890
Starbucks	3,011	254,610
Tapestry	6,777	175,253
Target	6,585	704,002
Tiffany	2,575	320,613
TJX	9,341	538,509
Tractor Supply	2,009	190,895
Ulta Beauty *	1,208	281,645
VF	4,699	386,681
Whirlpool	1,113	169,310
Wynn Resorts	1,222	148,277
Yum! Brands	2,514	255,699
		12,305,043
Consumer Staples — 7.3%
Archer-Daniels-Midland	5,235	220,079
Brown-Forman, Cl B	3,385	221,785
Bunge	4,107	221,778
Church & Dwight	3,471	242,762
Clorox	1,948	287,700
Coca-Cola	5,808	316,130
Colgate-Palmolive	3,016	206,898
Conagra Brands	7,718	208,772
Constellation Brands, Cl A	831	158,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Costco Wholesale	1,217	$361,583
Estee Lauder, Cl A	2,429	452,450
Hershey	2,369	347,935
Hormel Foods	7,373	301,482
JM Smucker	3,108	328,453
Kellogg	1,035	65,754
Kimberly-Clark	1,922	255,395
Kraft Heinz	4,932	159,452
Kroger	5,982	147,396
McCormick	1,808	290,528
Molson Coors Brewing, Cl B	2,091	110,238
Mondelez International, Cl A	5,781	303,213
PepsiCo	1,820	249,649
Procter & Gamble	2,133	265,580
Sysco	5,732	457,815
Tyson Foods, Cl A	4,074	337,286
Walgreens Boots Alliance	2,201	120,571
Walmart	5,786	678,466
		7,317,314
Energy — 3.8%
Apache	8,037	174,081
Cabot Oil & Gas	5,691	106,080
Chevron	2,202	255,740
Concho Resources	1,788	120,726
ConocoPhillips	3,515	194,028
Devon Energy	5,221	105,882
EOG Resources	1,836	127,253
Exxon Mobil	2,689	181,696
Hess	5,766	379,115
HollyFrontier	1,267	69,609
Kinder Morgan	18,693	373,486
Marathon Oil	18,062	208,255

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
National Oilwell Varco	8,951	$202,472
Noble Energy	11,821	227,672
Occidental Petroleum	6,009	243,365
Phillips 66	3,471	405,482
Targa Resources	3,374	131,181
Valero Energy	2,263	219,466
Williams	2,817	62,847
		3,788,436
Financials — 13.3%
Aflac	5,750	305,670
Alleghany *	362	281,741
Allstate	1,778	189,215
Ally Financial	7,356	225,314
American Express	1,740	204,067
American International Group	3,358	177,840
Annaly Capital Management ‡	35,679	320,397
Aon	1,141	220,396
Arch Capital Group *	11,282	471,136
Arthur J Gallagher	2,853	260,251
Bank of America	19,801	619,177
Bank of New York Mellon	1,729	80,831
BB&T	2,857	151,564
Berkshire Hathaway, Cl B *	1,431	304,202
Capital One Financial	839	78,237
Chubb	2,473	376,935
Cincinnati Financial	3,182	360,234
Citigroup	1,157	83,142
Citizens Financial Group	3,305	116,204
CME Group, Cl A	4,142	852,216
Comerica	1,214	79,420
Everest Re Group	1,147	294,882
FactSet Research Systems	651	165,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fidelity National Financial	6,085	$278,936
Fifth Third Bancorp	10,794	313,890
Franklin Resources	3,578	98,574
Globe Life	1,926	187,458
Goldman Sachs Group	428	91,327
Hartford Financial Services Group	6,963	397,448
Intercontinental Exchange	6,141	579,219
JPMorgan Chase	4,394	548,898
KeyCorp	3,169	56,947
Lincoln National	1,840	103,923
Loews	3,620	177,380
M&T Bank	1,023	160,130
Markel *	216	252,936
MarketAxess Holdings	319	117,580
Marsh & McLennan	2,231	231,176
MetLife	1,550	72,525
Morgan Stanley	2,023	93,159
MSCI, Cl A	1,412	331,199
Nasdaq	1,364	136,086
PNC Financial Services Group	1,946	285,478
Principal Financial Group	1,095	58,451
Prudential Financial	2,117	192,943
Raymond James Financial	655	54,686
Regions Financial	18,197	292,972
S&P Global	1,225	316,038
State Street	1,914	126,458
SunTrust Banks	3,061	209,189
Travelers	2,021	264,872
Unum Group	4,473	123,187
US Bancorp	5,623	320,623
Wells Fargo	4,159	214,729
Willis Towers Watson	1,536	287,078

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Zions Bancorp	2,255	$109,300
		13,302,908
Health Care — 9.4%
Abbott Laboratories	3,638	304,173
Agilent Technologies	4,339	328,679
Alexion Pharmaceuticals *	1,487	156,730
Allergan	666	117,289
Anthem	1,327	357,069
Baxter International	3,544	271,825
Boston Scientific *	5,073	211,544
Bristol-Myers Squibb	2,266	130,001
Centene	1,412	74,949
Cerner	894	60,005
Cooper	1,452	422,532
Danaher	2,200	303,204
DENTSPLY SIRONA	3,545	194,195
Edwards Lifesciences *	1,200	286,056
Elanco Animal Health *	3,817	103,135
Eli Lilly	1,767	201,350
Gilead Sciences	1,837	117,035
HCA Healthcare	1,726	230,490
Henry Schein *	3,127	195,703
Hologic *	6,512	314,595
Humana *	295	86,789
IDEXX Laboratories *	1,307	372,508
IQVIA Holdings *	2,280	329,278
Johnson & Johnson	1,606	212,056
Laboratory Corp of America Holdings *	2,106	347,006
Medtronic	1,669	181,754
Merck	2,644	229,129
Mettler-Toledo International *	330	232,630
Mylan *	2,762	52,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Perrigo	3,332	$176,663
Pfizer	7,115	273,003
Quest Diagnostics	2,182	220,928
ResMed	467	69,079
STERIS	1,869	264,594
Stryker	1,087	235,085
Thermo Fisher Scientific	1,035	312,549
UnitedHealth Group	307	77,579
Universal Health Services, Cl B	2,733	375,678
Varian Medical Systems *	1,412	170,584
Veeva Systems, Cl A *	729	103,394
Waters *	266	56,291
WellCare Health Plans *	1,007	298,676
Zimmer Biomet Holdings	637	88,053
Zoetis, Cl A	1,974	252,514
		9,399,271
Industrials — 10.3%
3M	418	68,966
AMETEK	1,683	154,247
Arconic	5,824	159,985
CH Robinson Worldwide	1,003	75,867
Cintas	1,151	309,239
Copart *	1,085	89,665
CoStar Group *	948	520,945
CSX	1,816	127,610
Cummins	2,183	376,524
Delta Air Lines	5,250	289,170
Dover	3,146	326,838
Eaton	2,501	217,862
Emerson Electric	2,007	140,791
Expeditors International of Washington	1,490	108,681
Fastenal	5,946	213,699
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FedEx	459	$70,071
Fortive	4,212	290,628
Fortune Brands Home & Security	1,231	73,921
Honeywell International	1,304	225,240
Huntington Ingalls Industries	552	124,564
IDEX	687	106,849
IHS Markit *	6,310	441,826
Illinois Tool Works	931	156,948
Ingersoll-Rand	2,482	314,941
Jacobs Engineering Group	4,069	380,777
JB Hunt Transport Services	1,356	159,412
Johnson Controls International	6,676	289,271
Kansas City Southern	2,331	328,158
L3Harris Technologies	2,818	581,381
Masco	1,591	73,584
Nielsen Holdings	3,435	69,250
Norfolk Southern	1,587	288,834
Raytheon	1,132	240,222
Republic Services, Cl A	3,935	344,352
Rockwell Automation	367	63,120
Roper Technologies	897	302,253
Snap-On	1,336	217,327
Southwest Airlines	2,200	123,486
Stanley Black & Decker	810	122,577
Textron	3,687	169,934
Union Pacific	1,337	221,220
United Technologies	2,196	315,302
Verisk Analytics, Cl A	1,994	288,532
Waste Management	2,006	225,093
WW Grainger	402	124,154
Xylem	3,972	304,613
		10,217,929

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 15.2%
Accenture, Cl A	1,160	$215,087
Adobe *	1,271	353,249
Advanced Micro Devices *	6,400	217,152
Akamai Technologies *	3,433	296,955
Amdocs	3,056	199,251
Amphenol, Cl A	1,721	172,668
Analog Devices	3,373	359,663
ANSYS *	1,709	376,236
Apple	690	171,644
Applied Materials	3,132	169,942
Arista Networks *	589	144,052
Autodesk *	1,801	265,395
Automatic Data Processing	789	128,000
Broadcom	2,060	603,271
Broadridge Financial Solutions	1,291	161,659
Cadence Design Systems *	4,869	318,189
CDW	2,274	290,867
Check Point Software Technologies *	4,290	482,239
Cisco Systems	5,289	251,281
Citrix Systems	1,200	130,632
Cognizant Technology Solutions, Cl A	4,294	261,676
Corning	6,123	181,425
DXC Technology	4,326	119,700
F5 Networks *	1,754	252,716
Fidelity National Information Services	1,799	237,036
Fiserv *	2,769	293,902
Fortinet *	2,278	185,794
Gartner *	1,326	204,310
GoDaddy, Cl A *	1,538	100,016
Hewlett Packard Enterprise	10,466	171,747
Intel	3,104	175,469
International Business Machines	1,406	188,024

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	793	$204,197
Juniper Networks	7,009	173,963
Keysight Technologies *	2,742	276,695
KLA	1,640	277,226
Lam Research	493	133,623
Marvell Technology Group	9,215	224,754
Mastercard, Cl A	803	222,279
Maxim Integrated Products	2,855	167,474
Microchip Technology	1,775	167,365
Micron Technology *	4,755	226,100
Microsoft	1,667	238,998
Motorola Solutions	2,075	345,114
NetApp	1,261	70,465
NortonLifeLock	7,753	177,389
Okta, Cl A *	1,343	146,481
Paychex	2,458	205,587
Paycom Software *	771	163,090
Qorvo *	2,958	239,184
QUALCOMM	5,180	416,679
salesforce.com *	1,263	197,647
Seagate Technology	2,028	117,685
ServiceNow *	1,190	294,239
Skyworks Solutions	3,794	345,482
Splunk *	1,958	234,882
Synopsys *	2,756	374,127
TE Connectivity	1,786	159,847
Texas Instruments	1,974	232,912
Twilio, Cl A *	1,960	189,258
VeriSign *	1,900	361,038
Visa, Cl A	1,319	235,916
VMware, Cl A	878	138,961
Western Digital	3,701	191,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Western Union	3,095	$77,561
Xilinx	2,296	208,339
		15,114,960
Materials — 2.9%
Air Products & Chemicals	1,793	382,375
Albemarle	1,430	86,858
Ball	3,994	279,460
Celanese, Cl A	901	109,156
Dow	2,894	146,118
DuPont de Nemours	2,069	136,368
Eastman Chemical	2,387	181,508
Ecolab	1,178	226,258
Freeport-McMoRan Copper & Gold	11,846	116,328
International Flavors & Fragrances	1,181	144,094
International Paper	2,586	112,956
Mosaic	3,187	63,358
Newmont Goldcorp	5,671	225,309
Nucor	2,576	138,717
Packaging Corp of America	610	66,771
PPG Industries	3,385	423,531
Westrock	2,852	106,579
		2,945,744
Real Estate — 5.8%
Alexandria Real Estate Equities ‡	1,652	262,255
AvalonBay Communities ‡	1,090	237,249
Boston Properties ‡	977	134,044
CBRE Group, Cl A *	3,527	188,871
Duke Realty ‡	7,869	276,517
Equity Residential ‡	2,853	252,947
Essex Property Trust ‡	1,607	525,698
Federal Realty Investment Trust ‡	994	135,194
HCP ‡	8,590	323,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Host Hotels & Resorts ‡	7,099	$116,353
Mid-America Apartment Communities ‡	2,031	282,289
ProLogis ‡	3,880	340,509
Public Storage ‡	1,897	422,766
Realty Income ‡	4,069	332,804
Regency Centers ‡	4,179	280,996
SL Green Realty ‡	1,752	146,467
Sun Communities ‡	1,542	250,806
UDR ‡	4,654	233,863
Ventas ‡	3,604	234,620
Vornado Realty Trust ‡	862	56,573
Welltower ‡	3,863	350,335
WP Carey ‡	3,705	341,082
		5,725,394
Utilities — 14.4%
Alliant Energy	5,217	278,275
Ameren	9,031	701,709
American Electric Power	7,172	676,965
American Water Works	2,314	285,247
Atmos Energy	3,621	407,290
CenterPoint Energy	13,526	393,201
CMS Energy	10,279	657,034
Consolidated Edison	4,312	397,653
Dominion Energy	12,417	1,025,023
DTE Energy	3,692	470,065
Duke Energy	12,205	1,150,443
Edison International	5,025	316,073
Entergy	6,910	839,427
Evergy	6,710	428,836
Eversource Energy	4,051	339,231
Exelon	11,618	528,503
FirstEnergy	15,038	726,636

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
NextEra Energy	2,213	$527,446
NiSource	11,220	314,609
Pinnacle West Capital	4,068	382,880
PPL	14,841	497,025
Public Service Enterprise Group	5,991	379,290
Sempra Energy	2,698	389,888
Southern	15,856	993,537
WEC Energy Group	7,220	681,568
Xcel Energy	8,634	548,345
		14,336,199
TOTAL UNITED STATES		98,940,365
TOTAL COMMON STOCK
(Cost $89,001,841)		99,497,927
TOTAL INVESTMENTS — 99.8%
(Cost $89,001,841)		$99,497,927

Percentages are based on Net Assets of $99,716,274.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 98.6%
AUSTRIA— 1.4%
Energy — 0.1%
OMV	83	$4,845
Financials — 0.5%
Erste Group Bank	554	19,574
Raiffeisen Bank International	237	5,830
		25,404
Industrials — 0.2%
ANDRITZ	227	10,201
Materials — 0.3%
voestalpine	169	4,233
Wienerberger	323	8,735
		12,968
Real Estate — 0.3%
IMMOFINANZ	392	11,261
Verbund	92	4,978
		16,239

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL AUSTRIA		$69,657
BELGIUM— 2.7%
Communication Services — 0.3%
Proximus	433	13,299
Consumer Discretionary — 0.5%
Ageas	441	25,407
Consumer Staples — 0.3%
Colruyt	257	14,290
Financials — 0.6%
Ackermans & van Haaren	58	8,884
Groupe Bruxelles Lambert	103	10,341
Sofina	31	6,855
		26,080
Health Care — 0.5%
UCB	323	26,039
Materials — 0.2%
Solvay	110	11,965
Real Estate — 0.3%
Cofinimmo ‡	77	11,391
Warehouses De Pauw CVA ‡	22	4,079
		15,470
TOTAL BELGIUM		132,550
DENMARK— 3.2%
Consumer Staples — 0.4%
Carlsberg, Cl B	68	9,571
Royal Unibrew	140	11,483
		21,054
Financials — 0.5%
Danske Bank	690	9,850
Jyske Bank	273	9,080

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Tryg	202	$5,645
		24,575
Health Care — 1.0%
Coloplast, Cl B	220	26,523
Demant *	87	2,297
Genmab *	24	5,233
GN Store Nord	177	7,783
H Lundbeck	114	3,890
Novo Nordisk, Cl B	136	7,432
		53,158
Industrials — 0.7%
A P Moller - Maersk, Cl B	11	14,027
DSV PANALPINA	91	8,834
ISS	325	8,509
		31,370
Information Technology — 0.1%
SimCorp	58	5,184
Materials — 0.3%
Christian Hansen Holding	111	8,524
Novozymes, Cl B	93	4,381
		12,905
Utilities — 0.2%
Orsted	115	10,092
TOTAL DENMARK		158,338
FINLAND— 3.7%
Communication Services — 0.5%
Elisa	423	23,110
Consumer Discretionary — 0.3%
Nokian Renkaat	490	13,995

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.4%
Kesko, Cl B	318	$21,173
Energy — 0.2%
Neste	291	10,506
Financials — 0.1%
Sampo, Cl A	131	5,370
Health Care — 0.3%
Orion, Cl B	293	12,990
Industrials — 0.6%
Kone, Cl B	187	11,901
Konecranes, Cl A	194	5,984
Metso	122	4,611
Valmet	339	7,579
		30,075
Information Technology — 0.5%
Nokia	4,956	18,210
Tieto	203	5,775
		23,985
Materials — 0.3%
Huhtamaki	100	4,630
Stora Enso, Cl R	459	5,953
UPM-Kymmene	179	5,819
		16,402
Utilities — 0.5%
Fortum	1,093	26,693
TOTAL FINLAND		184,299
FRANCE— 16.2%
Communication Services — 1.7%
Eutelsat Communications	826	15,666
Iliad	29	3,002
JCDecaux	159	4,346

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Lagardere SCA	565	$12,619
Orange	907	14,612
Publicis Groupe	225	9,677
Ubisoft Entertainment *	63	3,721
Vivendi	813	22,639
		86,282
Consumer Discretionary — 2.5%
Accor	142	6,103
Christian Dior	15	7,403
Cie Generale des Etablissements Michelin SCA, Cl B	200	24,343
Elior Group	470	6,077
EssilorLuxottica	172	26,252
Hermes International	22	15,831
Kering	10	5,692
Peugeot	762	19,298
Renault	102	5,207
Sodexo	47	5,170
		121,376
Consumer Staples — 1.2%
Carrefour	822	13,990
Danone	111	9,209
Pernod Ricard	146	26,957
Remy Cointreau	51	6,822
		56,978
Energy — 0.3%
Total	277	14,566
Financials — 1.7%
Amundi	35	2,499
AXA	786	20,769
BNP Paribas	90	4,701
CNP Assurances	616	12,219

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Eurazeo	156	$10,877
LVMH Moet Hennessy Louis Vuitton	22	9,388
SCOR	340	14,331
Societe Generale	164	4,656
Wendel	17	2,409
		81,849
Health Care — 0.8%
BioMerieux	59	4,828
Casino Guichard Perrachon	190	10,253
Ipsen	21	2,237
Sanofi	209	19,265
Sartorius Stedim Biotech	18	2,695
		39,278
Industrials — 3.9%
Aeroports de Paris	42	7,984
Air France-KLM *	832	9,909
Alstom	669	28,922
Bollore	2,380	10,302
Bouygues	277	11,743
Bureau Veritas	183	4,673
Cie de Saint-Gobain	263	10,701
Credit Agricole	867	11,303
Dassault Aviation	2	2,778
Eiffage	96	10,316
Elis	118	2,255
Getlink	453	7,586
Legrand	127	9,915
Rexel	499	6,179
Safran	99	15,667
Schneider Electric	117	10,868
Societe BIC	117	8,126
Teleperformance	100	22,670

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Thales	37	$3,618
Vinci	43	4,826
		200,341
Information Technology — 0.8%
Capgemini	76	8,559
Dassault Systemes	100	15,178
Ingenico Group	79	8,438
Natixis	760	3,486
Sopra Steria Group	42	5,759
		41,420
Materials — 0.6%
Air Liquide	78	10,364
Arkema	98	10,019
L’Oreal	35	10,223
		30,606
Real Estate — 1.1%
Covivio ‡	144	16,306
Gecina ‡	81	13,899
ICADE ‡	97	9,502
Klepierre ‡	321	11,958
Nexity	68	3,519
		55,184
Utilities — 1.6%
Electricite de France	993	10,250
Engie	650	10,874
Rubis SCA	339	19,648
Suez	1,580	24,634
Veolia Environnement	581	15,278
		80,684
TOTAL FRANCE		808,564

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 10.5%
Communication Services — 1.0%
Deutsche Telekom	912	$16,044
Freenet	110	2,442
Scout24	328	20,291
Telefonica Deutschland Holding	3,271	10,382
United Internet	52	1,567
		50,726
Consumer Discretionary — 1.6%
adidas	37	11,428
Allianz	40	9,773
Bayerische Motoren Werke	190	14,565
Continental	60	8,025
Daimler	285	16,664
Fielmann	94	7,257
HUGO BOSS	63	2,651
Puma	136	10,234
		80,597
Consumer Staples — 0.4%
Beiersdorf	96	11,369
METRO	584	9,512
		20,881
Energy — 0.2%
BASF	133	10,124
Financials — 0.8%
Aareal Bank	170	5,713
Commerzbank	513	3,069
Hannover Rueck	98	17,363
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	47	13,056
		39,201

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.4%
Bayer	65	$5,046
Carl Zeiss Meditec	54	5,889
Evotec *	97	2,217
Fresenius Medical Care & KGaA	325	23,525
Gerresheimer	63	5,079
Merck KGaA	156	18,605
Siemens Healthineers	175	7,438
		67,799
Industrials — 1.5%
Brenntag	213	10,693
Deutsche Lufthansa	568	9,851
Deutsche Post	174	6,163
Fraport Frankfurt Airport Services Worldwide	63	5,267
GEA Group	287	8,776
HOCHTIEF	47	5,862
Knorr-Bremse	68	6,865
OSRAM Licht	266	11,871
Rheinmetall	57	6,858
Siemens	79	9,112
		81,318
Information Technology — 0.8%
Bechtle	112	12,139
Infineon Technologies	246	4,769
Nemetschek	72	3,663
SAP	73	9,675
Siltronic	48	4,564
Software	177	5,628
		40,438
Materials — 1.1%
Aurubis	116	5,693
Covestro	154	7,396
Evonik Industries	446	11,768

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
HeidelbergCement	171	$12,709
K+S	117	1,666
LANXESS	96	6,244
Symrise, Cl A	101	9,722
		55,198
Real Estate — 1.4%
Aroundtown	1,330	11,227
Deutsche EuroShop	228	6,822
Deutsche Wohnen	391	14,708
LEG Immobilien	73	8,380
TAG Immobilien	387	9,404
Vonovia	251	13,360
		63,901
Utilities — 0.3%
Uniper	478	14,900
TOTAL GERMANY		525,083
IRELAND— 1.7%
Consumer Discretionary — 0.3%
Flutter Entertainment	148	15,293
Consumer Staples — 0.8%
Glanbia	797	8,883
Kerry Group, Cl A	241	29,146
		38,029
Financials — 0.2%
AIB Group	908	2,909
Bank of Ireland Group	1,318	6,341
		9,250
Industrials — 0.1%
Kingspan Group	125	6,479
Materials — 0.3%
CRH	414	15,094

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
TOTAL IRELAND		$84,145
ITALY— 5.9%
Communication Services — 0.2%
Telecom Italia *	13,820	8,090
Consumer Discretionary — 0.2%
Fiat Chrysler Automobiles	366	5,687
Moncler	53	2,042
Pirelli & C	583	3,371
		11,100
Consumer Staples — 0.3%
Davide Campari-Milano	1,380	12,648
Energy — 0.5%
Eni	934	14,140
Saipem *	2,430	11,007
		25,147
Financials — 1.6%
BPER Banca	1,088	4,864
EXOR	99	7,590
Mediobanca Banca di Credito Finanziario	1,469	17,454
Poste Italiane	2,085	25,308
UniCredit	1,286	16,310
Unione di Banche Italiane SCpA	1,934	5,884
		77,410
Health Care — 0.2%
DiaSorin	35	3,944
Recordati	124	5,211
		9,155
Industrials — 0.6%
Interpump Group	108	2,959
Leonardo	1,200	13,937

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Prysmian	477	$11,021
		27,917
Information Technology — 0.3%
Assicurazioni Generali	743	15,066
Utilities — 2.0%
A2A	7,633	15,320
Enel	3,828	29,638
Hera	3,520	15,072
Italgas	420	2,703
Snam	5,061	25,973
Terna Rete Elettrica Nazionale	2,464	16,285
		104,991
TOTAL ITALY		291,524
LUXEMBOURG— 0.1%
Energy — 0.1%
Tenaris	458	4,626
NETHERLANDS— 6.6%
Communication Services — 0.2%
Koninklijke KPN	3,354	10,402
Consumer Discretionary — 0.1%
Takeaway.com *	60	4,887
Consumer Staples — 1.6%
Heineken	82	8,367
Koninklijke Ahold Delhaize	2,236	55,692
Unilever	194	11,460
		75,519
Energy — 0.5%
Koninklijke Vopak	189	10,372
SBM Offshore	762	13,105
		23,477
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.1%
ABN AMRO Bank	652	$12,141
ASR Nederland	310	11,347
Euronext	81	6,529
ING Groep	419	4,734
NN Group	578	22,035
		56,786
Health Care — 0.4%
Aegon	886	3,831
Koninklijke Philips	317	13,888
		17,719
Industrials — 0.9%
Aalberts	233	9,374
Boskalis Westminster	190	4,172
IMCD	112	8,734
Signify	362	10,597
Wolters Kluwer	149	10,975
		43,852
Information Technology — 0.6%
ASML Holding	39	10,225
BE Semiconductor Industries	231	8,538
NXP Semiconductors	119	13,528
		32,291
Materials — 1.1%
Akzo Nobel	250	23,024
ArcelorMittal	249	3,675
ASM International	173	17,382
Koninklijke DSM	110	13,039
		57,120
Real Estate — 0.1%
Unibail-Rodamco-Westfield ‡	47	7,270
TOTAL NETHERLANDS		329,323

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
NORWAY— 2.1%
Communication Services — 0.2%
Telenor	471	$8,831
Consumer Staples — 0.6%
Mowi	760	18,559
Orkla	1,905	18,330
		36,889
Energy — 0.5%
Equinor	752	13,932
Subsea 7	597	5,593
TGS Nopec Geophysical	81	2,101
		21,626
Financials — 0.5%
DnB	508	9,246
Gjensidige Forsikring	237	4,437
Storebrand	1,268	8,977
		22,660
Materials — 0.3%
Norsk Hydro	2,556	9,034
Yara International	171	6,666
		15,700
TOTAL NORWAY		105,706
PORTUGAL— 0.9%
Consumer Staples — 0.1%
Jeronimo Martins	423	7,100
Energy — 0.4%
Galp Energia	1,105	17,604
Utilities — 0.4%
Energias de Portugal	5,341	21,988
TOTAL PORTUGAL		46,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 4.0%
Communication Services — 0.2%
Telefonica	1,125	$8,629
Consumer Discretionary — 0.2%
Industria de Diseno Textil	373	11,631
Consumer Staples — 0.1%
Viscofan	87	4,715
Energy — 0.4%
Repsol	1,243	20,384
Financials — 0.4%
Banco Bilbao Vizcaya Argentaria	768	4,047
Banco Santander	920	3,689
Bankinter	398	2,753
Mapfre	3,273	9,129
		19,618
Industrials — 0.4%
ACS Actividades de Construccion y Servicios	89	3,613
Aena SME	28	5,139
Ferrovial	349	10,303
		19,055
Information Technology — 0.1%
Amadeus IT Group, Cl A	73	5,403
Materials — 0.1%
Acerinox	666	6,225
Real Estate — 0.5%
Inmobiliaria Colonial Socimi ‡	218	2,816
Merlin Properties Socimi ‡	1,292	19,027
		21,843
Utilities — 1.6%
Acciona	99	10,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Enagas	535	$13,245
Endesa	775	21,097
Iberdrola	1,398	14,361
Naturgy Energy Group	612	16,667
Red Electrica	261	5,256
		80,947
TOTAL SPAIN		198,450
SWEDEN— 6.9%
Communication Services — 0.5%
Tele2, Cl B	347	4,972
Telia	4,334	19,096
		24,068
Consumer Discretionary — 0.4%
Dometic Group	991	9,202
Hennes & Mauritz, Cl B	324	6,785
Husqvarna, Cl B	589	4,515
		20,502
Consumer Staples — 0.9%
AAK	291	5,168
Essity, Cl B	434	13,573
ICA Gruppen	463	20,521
Swedish Match	128	6,021
		45,283
Energy — 0.1%
Lundin Petroleum	166	5,493
Financials — 1.3%
Industrivarden, Cl C	523	11,340
Investor, Cl B	284	14,577
Kinnevik	164	4,492
L E Lundbergforetagen, Cl B	211	7,959
Nordea Bank Abp	893	6,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Skandinaviska Enskilda Banken, Cl A	1,484	$14,251
Svenska Handelsbanken, Cl A	383	3,843
		62,994
Health Care — 0.3%
Getinge, Cl B	623	10,650
Swedish Orphan Biovitrum *	418	6,634
		17,284
Industrials — 1.4%
Alfa Laval	219	5,071
Assa Abloy, Cl B	568	13,501
Atlas Copco, Cl A	162	5,736
Epiroc, Cl A	741	8,353
Nibe Industrier, Cl B	422	5,782
Securitas, Cl B	799	12,805
SKF, Cl B	249	4,511
Trelleborg, Cl B	554	8,967
Volvo, Cl B	282	4,227
		68,953
Information Technology — 0.8%
Hexagon, Cl B	476	24,353
Telefonaktiebolaget LM Ericsson, Cl B	1,869	16,365
		40,718
Materials — 0.6%
BillerudKorsnas	617	7,422
Boliden	338	9,109
Sandvik	223	3,943
Svenska Cellulosa, Cl B	850	8,678
		29,152
Real Estate — 0.6%
Castellum	504	10,319
Fabege	748	11,180

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Fastighets Balder, Cl B *	197	$7,647
		29,146
TOTAL SWEDEN		343,593
SWITZERLAND— 8.5%
Communication Services — 0.5%
Sunrise Communications Group	145	11,263
Swisscom	22	11,237
		22,500
Consumer Discretionary — 0.4%
Cie Financiere Richemont	86	6,763
Dufry	69	5,984
Swatch Group	32	8,854
		21,601
Consumer Staples — 0.9%
Barry Callebaut	5	10,540
Chocoladefabriken Lindt & Spruengli	2	14,857
Nestle	194	20,706
		46,103
Financials — 2.0%
Baloise Holding	54	9,971
Cembra Money Bank	62	6,560
Credit Suisse Group	368	4,561
Helvetia Holding	93	13,044
Pargesa Holding	110	8,684
Partners Group Holding	6	4,677
Swiss Life Holding	20	9,996
Swiss Re	268	28,057
UBS Group	370	4,365
Zurich Insurance Group	30	11,720
		101,635

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.4%
Alcon *	149	$8,797
Lonza Group	10	3,598
Novartis	113	9,859
Roche Holding	53	15,941
Sonova Holding	81	18,552
Straumann Holding	5	4,458
Tecan Group	18	4,254
Vifor Pharma	35	5,500
		70,959
Industrials — 1.3%
Adecco Group	84	4,978
DKSH Holding	49	2,325
dormakaba Holding	8	5,120
Flughafen Zurich	15	2,701
Geberit	21	10,654
Kuehne + Nagel International	64	10,335
Schindler Holding	40	9,778
SGS	4	10,410
VAT Group	34	4,984
		61,285
Information Technology — 0.4%
Logitech International	109	4,458
STMicroelectronics	452	10,257
Temenos	32	4,564
		19,279
Materials — 1.0%
Clariant	589	12,063
EMS-Chemie Holding	14	8,754
Givaudan	4	11,744
LafargeHolcim	186	9,591
Sika	37	6,356
		48,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.6%
PSP Swiss Property	121	$16,003
Swiss Prime Site	137	14,106
		30,109
TOTAL SWITZERLAND		421,979
UNITED KINGDOM— 24.2%
Communication Services — 1.8%
Auto Trader Group	1,606	11,683
BT Group, Cl A	3,239	8,579
Informa	2,235	22,413
Pearson	936	8,263
Rightmove	1,865	14,446
Vodafone Group	12,596	25,655
		91,039
Consumer Discretionary — 5.1%
B&M European Value Retail	1,289	6,176
Barratt Developments	1,854	15,143
Bellway	258	10,550
Berkeley Group Holdings	275	15,661
Burberry Group	316	8,358
Carnival	414	16,564
Compass Group	1,713	45,574
Dixons Carphone	3,574	6,070
GVC Holdings	861	9,916
Inchcape	1,009	8,421
InterContinental Hotels Group	72	4,342
JD Sports Fashion	275	2,734
Just Eat *	586	5,573
Kingfisher	5,510	14,774
Marks & Spencer Group	5,770	13,552
Merlin Entertainments	1,852	10,892
MoneySuperMarket.com	1,743	7,739
Persimmon	396	11,668

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Playtech	1,095	$5,564
SSP Group	1,087	8,960
Taylor Wimpey	3,245	6,949
WH Smith	285	8,069
Whitbread	103	5,413
William Hill	1,727	4,416
		253,078
Consumer Staples — 1.7%
Britvic	770	9,834
Coca-Cola European Partners	277	14,822
Coca-Cola HBC	325	9,883
Diageo	279	11,425
J Sainsbury	1,449	3,816
Tate & Lyle	2,258	19,664
Tesco	1,420	4,322
WM Morrison Supermarkets	4,915	12,646
		86,412
Energy — 0.9%
BP	2,543	16,101
Great Portland Estates ‡	1,011	10,304
Royal Dutch Shell, Cl A	481	13,898
Schroders	64	2,563
Tullow Oil	1,174	3,128
		45,994
Financials — 2.6%
3i Group	817	11,924
Aviva	837	4,497
Barclays	2,198	4,773
Close Brothers Group	245	4,385
Direct Line Insurance Group	2,869	10,102
Hargreaves Lansdown	118	2,706
HSBC Holdings	2,731	20,602

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
IG Group Holdings	784	$6,446
Lloyds Banking Group	6,743	4,956
Man Group	1,035	1,922
Phoenix Group Holdings	1,795	16,357
Quilter	3,256	5,768
Royal Bank of Scotland Group	1,948	5,362
RSA Insurance Group	1,189	8,034
Standard Chartered	723	6,558
Standard Life Aberdeen	2,081	8,173
TP ICAP	1,478	6,558
		129,123
Health Care — 0.8%
GlaxoSmithKline	497	11,374
Hikma Pharmaceuticals	269	6,997
Mediclinic International	581	2,752
Smith & Nephew	780	16,679
UDG Healthcare	318	3,180
		40,982
Industrials — 5.2%
Aggreko	1,144	11,706
BAE Systems	2,271	16,933
Balfour Beatty	1,079	3,147
BBA Aviation	3,127	12,285
Bunzl	642	16,682
Cobham	7,428	15,167
easyJet	341	5,463
Experian	460	14,452
Ferguson	152	12,954
Firstgroup *	5,316	8,881
Howden Joinery Group	1,142	8,532
IMI	205	2,661
Intertek Group	125	8,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Meggitt	2,358	$19,052
National Express Group	2,123	12,263
RELX	986	23,706
Rentokil Initial	3,483	20,485
Rotork	566	2,207
Royal Mail	2,640	7,229
Smiths Group	429	8,957
Spirax-Sarco Engineering	122	12,511
Travis Perkins	748	13,870
		257,800
Information Technology — 0.9%
AVEVA Group	117	6,331
Electrocomponents	998	8,784
Halma	362	8,776
Micro Focus International	435	5,967
Sage Group	849	7,908
Spectris	267	8,264
		46,030
Materials — 1.9%
Anglo American	799	20,489
Antofagasta	828	9,291
BHP Group	642	13,581
Croda International	139	8,662
Evraz	723	3,435
Glencore	1,375	4,139
Mondi	385	7,959
Rio Tinto	318	16,517
Smurfit Kappa Group	229	7,639
Victrex	108	3,069
		94,781
Real Estate — 1.6%
British Land ‡	1,249	10,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Derwent London ‡	391	$17,961
Hammerson ‡	1,976	7,415
Land Securities Group ‡	873	10,619
Segro ‡	987	10,782
Shaftesbury ‡	691	8,450
Tritax Big Box REIT ‡	2,150	4,181
Unite Group ‡	738	10,743
		80,181
Utilities — 1.7%
Centrica	7,132	6,696
National Grid	1,723	20,095
Pennon Group	2,048	23,803
SSE	1,700	28,234
United Utilities Group	469	5,281
		84,109
TOTAL UNITED KINGDOM		1,209,529
TOTAL COMMON STOCK
(Cost $5,065,057)		4,914,058

PREFERRED STOCK — 0.7%
GERMANY— 0.7%
Consumer Discretionary — 0.2%
Porsche Automobil Holding(A)	71	5,228
Volkswagen(A)	28	5,332
		10,560
Consumer Staples — 0.4%
Henkel & KGaA(A)	160	16,633
Materials — 0.1%
FUCHS PETROLUB(A)	154	6,577

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Europe ETF

	Shares	Value
PREFERRED STOCK — continued
TOTAL GERMANY		$33,770
TOTAL PREFERRED STOCK
(Cost $35,311)		33,770
TOTAL INVESTMENTS — 99.3%
(Cost $5,100,368)		$4,947,828

Percentages are based on Net Assets of $4,980,309.

‡	Real Estate Investment Trust
*	Non-income producing security.
(A)	There’s currently no stated interest rate.

Cl — Class
REIT — Real Estate Investment Trust

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%
JAPAN— 99.3%
Communication Services — 4.0%
Dentsu	330	$11,874
Hakuhodo DY Holdings	584	8,795
KDDI	468	12,983
Konami Holdings	230	10,148
Nippon Telegraph & Telephone	582	28,943
NTT DOCOMO	535	14,723
Softbank	400	5,495
Square Enix Holdings	176	8,368
Toho	320	12,936
		114,265
Consumer Discretionary — 14.1%
Asics	480	8,294
Bandai Namco Holdings	390	24,056
Bridgestone	404	16,903
Casio Computer	1,039	16,964

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Denso	250	$11,706
Haseko	250	3,249
Honda Motor	312	8,491
Isetan Mitsukoshi Holdings	1,270	10,197
Isuzu Motors	1,211	14,199
J Front Retailing	862	11,044
Marui Group	140	3,130
Mazda Motor	2,416	22,460
Mitsubishi Motors	2,653	12,221
Nikon	1,090	14,015
Nissan Motor	2,914	18,583
Oriental Land	85	12,490
Pan Pacific International Holdings	1,064	16,801
Panasonic	1,300	11,026
Rinnai	89	6,578
Sega Sammy Holdings	1,160	16,396
Sekisui Chemical	799	14,035
Sekisui House	545	11,807
Stanley Electric	390	10,931
Sumitomo Electric Industries	641	8,873
Sumitomo Rubber Industries	1,119	14,937
Toyota Industries	167	10,134
Toyota Motor	206	14,372
USS	550	10,715
Yamada Denki	4,648	22,486
Yamaha	235	11,021
Yamaha Motor	542	10,729
		398,843
Consumer Staples — 11.3%
Aeon	738	14,917
Ajinomoto	551	10,497
Coca-Cola Bottlers Japan Holdings	517	11,798

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Ezaki Glico	366	$17,030
FamilyMart	320	7,980
Kao	252	20,383
Kewpie	714	16,248
Kikkoman	100	4,838
Kirin Holdings	362	7,719
Kobayashi Pharmaceutical	129	10,370
Lawson	225	12,446
Lion	727	15,293
MEIJI Holdings	90	6,510
NH Foods	655	27,537
Nichirei	280	6,436
Nisshin Seifun Group	460	9,149
Nissin Foods Holdings	182	13,805
Pigeon	130	6,397
Seven & i Holdings	290	10,999
Shiseido	177	14,683
Suntory Beverage & Food	397	16,966
Toyo Suisan Kaisha	577	24,338
Tsuruha Holdings	77	8,711
Unicharm	300	10,237
Yakult Honsha	143	8,228
Yamazaki Baking	533	9,102
		322,617
Energy — 0.5%
Idemitsu Kosan	278	8,242
Inpex	688	6,418
		14,660
Financials — 7.1%
Aozora Bank	334	8,623
Bank of Kyoto	64	2,569
Chiba Bank	1,093	6,016

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Concordia Financial Group	1,000	$4,126
Daiwa Securities Group	1,804	8,172
Fukuoka Financial Group	222	4,333
Japan Post Bank	1,450	14,512
Japan Post Holdings	3,190	29,391
Mitsubishi UFJ Financial Group	900	4,744
Mitsubishi UFJ Lease & Finance	2,352	14,556
Mizuho Financial Group	7,422	11,589
MS&AD Insurance Group Holdings	260	8,439
Nomura Holdings	1,300	5,956
ORIX	301	4,751
Resona Holdings	1,100	4,834
Shinsei Bank	656	10,328
Shizuoka Bank	1,030	7,927
Sompo Holdings	370	14,628
Sumitomo Mitsui Financial Group	371	13,316
Sumitomo Mitsui Trust Holdings	200	7,356
Tokio Marine Holdings	270	14,656
		200,822
Health Care — 7.1%
Alfresa Holdings	475	10,686
Astellas Pharma	510	8,768
Chugai Pharmaceutical	80	6,771
Daiichi Sankyo	113	7,463
Hisamitsu Pharmaceutical	89	4,174
Hoya	170	15,101
Kyowa Kirin	597	11,023
Medipal Holdings	642	14,739
Mitsubishi Tanabe Pharma	1,383	16,657
Olympus	800	10,952
Otsuka Holdings	509	21,366
Shionogi	140	8,441

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sumitomo Dainippon Pharma	518	$9,114
Suzuken	173	9,282
Taisho Pharmaceutical Holdings	156	11,212
Takeda Pharmaceutical	433	15,733
Terumo	564	18,521
		200,003
Industrials — 20.4%
AGC	225	7,971
Amada Holdings	1,377	15,833
ANA Holdings	462	15,906
Central Japan Railway	62	12,787
Dai Nippon Printing	580	15,602
Daikin Industries	64	9,016
East Japan Railway	140	12,755
Fuji Electric	379	12,166
Hankyu Hanshin Holdings	210	8,450
Hino Motors	1,243	11,866
ITOCHU	1,115	23,424
Japan Airport Terminal	176	8,775
JTEKT	245	3,159
Kajima	780	10,794
Kawasaki Heavy Industries	185	4,489
Keihan Holdings	179	8,478
Keio	60	3,724
Keisei Electric Railway	291	11,965
Kintetsu Group Holdings	171	9,348
Kurita Water Industries	500	14,523
Kyushu Railway	630	20,862
LIXIL Group	860	16,118
Marubeni	1,892	13,403
Mitsubishi	822	21,017
Mitsubishi Electric	639	9,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mitsubishi Heavy Industries	577	$23,495
Mitsui	1,053	18,190
Mitsui OSK Lines	493	13,572
Nagoya Railroad	624	19,914
Nankai Electric Railway	331	8,647
Nippon Express	109	6,261
Nippon Yusen	597	10,840
NSK	899	8,449
Obayashi	1,294	13,406
Odakyu Electric Railway	160	3,912
Recruit Holdings	122	4,075
Secom	108	10,055
Shimizu	1,348	12,644
Sohgo Security Services	61	3,335
Sojitz	4,563	14,435
Sumitomo	559	9,116
Sumitomo Heavy Industries	396	12,436
THK	193	5,633
Tobu Railway	408	13,681
Tokyu	410	7,779
Toppan Printing	966	17,970
Toshiba	330	11,310
Toyota Tsusho	266	9,276
West Japan Railway	188	16,377
		576,439
Information Technology — 12.7%
Advantest	450	20,585
Alps Alpine	300	6,505
Brother Industries	739	14,048
Canon	423	11,590
Disco	40	8,836
FUJIFILM Holdings	541	23,921
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fujitsu	372	$33,106
Hamamatsu Photonics	492	19,250
Hirose Electric	26	3,302
Hitachi	237	8,921
Konica Minolta	2,754	20,355
Kyocera	195	12,883
NEC	753	29,951
Nomura Research Institute	405	8,658
NTT Data	600	7,948
Obic	30	3,788
Omron	80	4,736
Otsuka	338	13,726
Renesas Electronics *	2,400	16,428
Ricoh	2,836	25,447
Rohm	151	12,096
Seiko Epson	1,073	15,265
Shimadzu	316	8,530
Trend Micro	367	18,672
Yokogawa Electric	470	8,682
		357,229
Materials — 7.6%
Air Water	232	4,382
Asahi Kasei	1,436	16,094
Daicel	1,503	13,569
DIC	270	7,817
JFE Holdings	559	7,069
JSR	542	10,273
Kaneka	240	8,070
Kobe Steel	838	4,558
Kuraray	924	11,094
Mitsubishi Chemical Holdings	622	4,779
Mitsubishi Gas Chemical	718	10,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Mitsubishi Materials	529	$15,316
Mitsui Chemicals	510	12,280
Nippon Steel	212	3,121
Nissan Chemical	160	6,631
Oji Holdings	3,269	17,085
Sumitomo Chemical	876	4,044
Taiheiyo Cement	227	6,467
Teijin	590	11,909
Toray Industries	1,970	14,044
Tosoh	1,129	15,644
Toyo Seikan Group Holdings	719	11,486
		215,980
Real Estate — 8.2%
Advance Residence Investment ‡	4	13,283
Daiwa House REIT Investment, Cl A ‡	7	20,364
GLP J-Reit ‡	6	7,815
Japan Hotel REIT Investment, Cl A ‡	19	15,765
Japan Prime Realty Investment ‡	5	24,004
Japan Real Estate Investment ‡	2	13,635
Japan Retail Fund Investment ‡	13	30,305
Nippon Building Fund ‡	3	22,756
Nippon Prologis REIT ‡	5	13,968
Nomura Real Estate Master Fund ‡	6	11,461
Orix JREIT ‡	11	24,868
Tokyo Tatemono	700	10,030
Tokyu Fudosan Holdings	500	3,335
United Urban Investment ‡	12	24,199
		235,788
Utilities — 6.3%
Chubu Electric Power	1,055	15,863
Chugoku Electric Power	2,162	28,819
Electric Power Development	491	11,963

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Kansai Electric Power	990	$11,580
Kyushu Electric Power	2,352	23,541
Osaka Gas	455	8,935
Toho Gas	635	24,817
Tohoku Electric Power	1,695	17,467
Tokyo Electric Power Holdings *	2,797	12,988
Tokyo Gas	959	23,473
		179,446
TOTAL COMMON STOCK
(Cost $2,861,972)		2,816,092
TOTAL INVESTMENTS — 99.3%
(Cost $2,861,972)		$2,816,092

Percentages are based on Net Assets of $2,836,837.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
REIT — Real Estate Investment Trust

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 42.0%
Communication Services — 0.9%
Telstra	9,426	$22,664
Consumer Discretionary — 3.6%
Crown Resorts	3,686	31,642
Star Entertainment Grp	7,219	23,376
TABCORP Holdings	4,245	14,038
Wesfarmers	698	19,120
		88,176
Consumer Staples — 2.6%
Coca-Cola Amatil	5,121	35,810
Coles Group	531	5,484
Woolworths Group	816	20,981
		62,275
Energy — 3.7%
Caltex Australia	1,117	20,986

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Origin Energy	1,118	$6,054
Santos	5,375	30,070
Woodside Petroleum	914	20,276
Worley	1,194	11,237
		88,623
Financials — 4.1%
Bank of Queensland	935	5,830
Bendigo and Adelaide Bank	809	5,936
CIMIC Group	543	12,349
Insurance Australia Group	2,756	15,076
Macquarie Group	118	10,887
Medibank Pvt	2,472	5,756
National Australia Bank	434	8,554
QBE Insurance Group	2,240	19,446
Suncorp Group	1,841	17,059
		100,893
Health Care — 2.1%
Ansell	1,308	24,872
CSL	62	10,936
Sonic Healthcare	921	18,109
		53,917
Industrials — 4.7%
ALS	2,835	15,762
Aurizon Holdings	9,902	40,250
Brambles	3,344	27,577
Qube Holdings	8,219	18,403
SEEK	416	6,500
Transurban Group	604	6,175
		114,667
Information Technology — 2.4%
Computershare	2,774	30,273
Link Administration Holdings	1,290	4,977

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Xero *	512	$24,336
		59,586
Materials — 8.5%
BHP Group	631	15,629
BlueScope Steel	1,781	16,356
Boral	3,435	11,904
Fortescue Metals Group	4,005	24,585
Iluka Resources	918	5,945
Incitec Pivot	13,784	32,763
Newcrest Mining	1,226	26,437
Orica	2,355	37,155
Orora	7,219	15,368
Rio Tinto	192	12,022
South32	5,631	9,893
		208,057
Real Estate — 5.5%
Dexus ‡	2,356	19,429
Goodman Group ‡	1,907	18,906
GPT Group ‡	6,398	26,227
Lendlease Group	555	7,146
Mirvac Group ‡	6,669	14,749
Scentre Group ‡	7,298	19,257
Vicinity Centres ‡	14,464	26,607
		132,321
Utilities — 3.9%
AGL Energy	1,224	16,680
APA Group	2,341	18,790
AusNet Services	21,649	27,593
Spark Infrastructure Group	21,494	29,913
		92,976
TOTAL AUSTRALIA		1,024,155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 24.7%
Communication Services — 1.3%
PCCW	53,445	$31,776
Consumer Discretionary — 1.6%
Samsonite International	5,400	11,120
Yue Yuen Industrial Holdings	9,871	27,833
		38,953
Consumer Staples — 1.1%
Vitasoy International Holdings	1,700	6,919
WH Group	18,500	19,639
		26,558
Industrials — 2.8%
CK Hutchison Holdings	1,928	17,834
MTR	2,400	13,780
NWS Holdings	17,497	26,075
Techtronic Industries	1,200	9,416
		67,105
Information Technology — 0.7%
ASM Pacific Technology	1,200	16,796
Hanergy Thin Film Power Group *(A)(B) (C)	29,000	—
		16,796
Real Estate — 11.2%
CK Asset Holdings	1,143	7,977
Hang Lung Group	9,497	23,822
Hang Lung Properties	6,583	14,497
Henderson Land Development	1,124	5,629
Hysan Development	6,485	25,608
Link ‡	4,735	51,623
New World Development	8,273	11,864
Sino Land	11,498	17,223
Sun Hung Kai Properties	788	11,954

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Swire Pacific, Cl A	3,046	$29,031
Swire Properties	9,904	31,211
Wharf Holdings	8,230	18,712
Wharf Real Estate Investment	1,570	9,255
Wheelock	2,591	16,050
		274,456
Utilities — 6.0%
CLP Holdings	6,057	62,867
Hong Kong & China Gas	21,124	41,021
Power Assets Holdings	6,016	42,946
		146,834
TOTAL HONG KONG		602,478
NEW ZEALAND— 7.2%
Communication Services — 1.9%
Spark New Zealand	16,311	46,863
Health Care — 0.8%
Fisher & Paykel Healthcare	1,664	20,435
Materials — 1.0%
Fletcher Building	7,894	23,186
Utilities — 3.5%
Contact Energy	9,293	43,982
Meridian Energy	13,707	40,435
		84,417
TOTAL NEW ZEALAND		174,901
SINGAPORE— 25.7%
Communication Services — 1.5%
Singapore Press Holdings	13,073	21,325
Singapore Telecommunications	6,300	15,276
		36,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.7%
Genting Singapore	25,035	$17,292
Consumer Staples — 4.1%
Dairy Farm International Holdings	2,627	15,841
Thai Beverage	31,005	20,845
Wilmar International	21,733	59,884
		96,570
Financials — 2.8%
City Developments	2,000	15,857
Oversea-Chinese Banking	863	6,950
Singapore Exchange	6,110	40,136
United Overseas Bank	380	7,491
		70,434
Industrials — 7.2%
ComfortDelGro	18,390	31,079
Jardine Matheson Holdings	475	27,132
Jardine Strategic Holdings	629	20,336
Keppel	3,282	16,543
SATS	5,218	19,362
Singapore Airlines	4,212	29,123
Singapore Technologies Engineering	10,815	31,707
		175,282
Information Technology — 1.1%
Venture	2,267	26,369
Real Estate — 8.3%
Ascendas Real Estate Investment Trust ‡	11,478	26,735
CapitaLand	8,158	21,580
CapitaLand Commercial Trust ‡	30,275	45,602
CapitaLand Mall Trust ‡	15,533	28,990
Hongkong Land Holdings	3,200	17,600
Mapletree Commercial Trust ‡	14,867	25,453
Suntec Real Estate Investment Trust ‡	22,541	30,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UOL Group	1,264	$7,244
		204,011
TOTAL SINGAPORE		626,559
TOTAL COMMON STOCK
(Cost $2,433,681)		2,428,093

RIGHT — 0.0%
	Number Of Rights
Singapore — 0.0%
Mapletree Commercial Trust*#(A)(B)(C)	1,136	75

TOTAL RIGHT (Cost $–)		75
TOTAL INVESTMENTS — 99.6%
(Cost $2,433,681)		$2,428,168

Percentages are based on Net Assets of $2,436,765.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is deemed illiquid at October 31, 2019 (Unaudited). The total value of such securities as of October 31, 2019 was $75 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2019, was $75 and represents 0.0% of net assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Scientific Beta Asia ex-Japan ETF

The following is a summary of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,428,093	$—	$—	$2,428,093
Right	—	—	75	75
Total Investments in Securities	$2,428,093	$—	$75	$2,428,168

(1)  A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED KINGDOM— 0.5%
Materials — 0.5%
Linde	5,977	$1,185,539
UNITED STATES— 99.3%
Communication Services — 10.4%
Activision Blizzard	8,477	474,966
Alphabet, Cl A *	3,253	4,094,876
Alphabet, Cl C *	3,290	4,145,762
AT&T	79,148	3,046,406
CBS, Cl B	3,863	139,223
CenturyLink	10,753	139,144
Charter Communications, Cl A *	1,738	813,140
Comcast, Cl A	49,061	2,198,913
Discovery, Cl A *	1,715	46,228
Discovery, Cl C *	3,785	95,533
DISH Network, Cl A *	2,578	88,632

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts *	3,232	$311,565
Facebook, Cl A *	26,208	5,022,763
Fox, Cl A	3,821	122,425
Fox, Cl B	1,750	54,670
Interpublic Group	4,364	94,917
Netflix *	4,739	1,362,036
News, Cl A	4,263	58,446
News, Cl B	1,313	18,540
Omnicom Group	2,561	197,684
Take-Two Interactive Software *	1,247	150,076
T-Mobile US *	3,306	273,274
TripAdvisor *	1,205	48,682
Twitter *	8,143	244,046
Verizon Communications	44,898	2,714,982
Viacom, Cl B	3,907	84,235
Walt Disney	19,580	2,543,834
		28,584,998
Consumer Discretionary — 10.0%
Advance Auto Parts	777	126,247
Amazon.com *	4,569	8,117,560
Aptiv	2,972	266,143
AutoZone *	287	328,437
Best Buy	2,535	182,089
Booking Holdings *	466	954,727
BorgWarner	2,265	94,405
Capri Holdings *	1,771	55,025
CarMax *	2,013	187,551
Carnival	4,541	194,763
Chipotle Mexican Grill, Cl A *	266	206,991
Darden Restaurants	1,377	154,596
Dollar General	2,895	464,184
Dollar Tree *	2,667	294,437

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton	3,793	$198,638
eBay	9,353	329,693
Expedia Group	1,430	195,424
Ford Motor	43,816	376,379
Gap	2,440	39,674
Garmin	1,302	122,063
General Motors	14,312	531,834
Genuine Parts	1,651	169,360
H&R Block	2,346	58,627
Hanesbrands	4,149	63,106
Harley-Davidson	1,905	74,124
Hasbro	1,300	126,503
Hilton Worldwide Holdings	3,238	313,956
Home Depot	11,999	2,814,726
Kohl’s	1,908	97,804
L Brands	2,657	45,275
Leggett & Platt	1,486	76,232
Lennar, Cl A	3,141	187,204
LKQ *	3,473	118,047
Lowe’s	8,752	976,811
Macy’s	3,455	52,378
Marriott International, Cl A	3,072	388,762
McDonald’s	8,385	1,649,329
Mohawk Industries *	746	106,961
NIKE, Cl B	13,780	1,233,999
Nordstrom	1,281	45,988
Norwegian Cruise Line Holdings *	2,382	120,910
O’Reilly Automotive *	855	372,361
PulteGroup	3,149	123,567
PVH	930	81,059
Ralph Lauren, Cl A	620	59,557
Ross Stores	4,037	442,738

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Royal Caribbean Cruises	1,938	$210,913
Starbucks	13,112	1,108,750
Tapestry	3,172	82,028
Target	5,805	620,612
Tiffany	1,223	152,276
TJX	13,521	779,486
Tractor Supply	1,395	132,553
Ulta Beauty *	622	145,019
Under Armour, Cl A *	2,094	43,241
Under Armour, Cl C *	2,096	38,776
VF	3,652	300,523
Whirlpool	682	103,746
Wynn Resorts	1,143	138,692
Yum! Brands	3,470	352,934
		27,429,793
Consumer Staples — 7.3%
Altria Group	39,150	1,753,529
Brown-Forman, Cl B	3,836	251,335
Campbell Soup	4,424	204,875
Clorox	2,579	380,893
Coca-Cola	81,036	4,410,789
Conagra Brands	11,245	304,177
Constellation Brands, Cl A	3,474	661,206
Costco Wholesale	9,245	2,746,782
Coty, Cl A	6,122	71,566
Estee Lauder, Cl A	4,610	858,705
General Mills	12,525	637,022
Hormel Foods	6,312	258,098
JM Smucker	2,633	278,255
Kellogg	5,820	369,745
Kimberly-Clark	7,179	953,945
Kraft Heinz	14,457	467,395

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kroger	16,409	$404,318
Lamb Weston Holdings	3,386	264,243
McCormick	2,845	457,163
Molson Coors Brewing, Cl B	4,346	229,121
Mondelez International, Cl A	30,235	1,585,825
Monster Beverage *	7,968	447,244
Sysco	11,012	879,528
Tyson Foods, Cl A	6,088	504,026
Walgreens Boots Alliance	15,801	865,579
		20,245,364
Energy — 4.3%
Apache	4,245	91,947
Baker Hughes, Cl A	5,514	118,000
Cabot Oil & Gas	5,034	93,834
Chevron	20,647	2,397,942
Cimarex Energy	1,069	45,133
Concho Resources	2,193	148,071
ConocoPhillips	12,296	678,739
Devon Energy	4,671	94,728
Diamondback Energy	1,652	141,676
EOG Resources	6,283	435,475
Exxon Mobil	46,050	3,111,598
Halliburton	9,730	187,302
Helmerich & Payne	1,238	46,425
Hess	2,903	190,872
HollyFrontier	1,822	100,101
Kinder Morgan	21,384	427,252
Marathon Oil	9,380	108,151
Marathon Petroleum	7,282	465,684
National Oilwell Varco	4,253	96,203
Noble Energy	5,595	107,760
Occidental Petroleum	9,778	396,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
ONEOK	4,438	$309,906
Phillips 66	4,540	530,363
Pioneer Natural Resources	1,906	234,476
Schlumberger	15,013	490,774
TechnipFMC	4,987	98,394
Valero Energy	4,515	437,865
Williams	13,460	300,293
		11,884,973
Financials — 13.1%
Affiliated Managers Group	620	49,526
Aflac	8,106	430,915
Allstate	3,584	381,409
American Express	7,499	879,482
American International Group	9,398	497,718
Ameriprise Financial	1,562	235,690
Aon	2,598	501,830
Arthur J Gallagher	1,984	180,980
Assurant	630	79,424
Bank of America	91,075	2,847,915
Bank of New York Mellon	9,507	444,452
BB&T	8,531	452,570
Berkshire Hathaway, Cl B *	21,354	4,539,433
BlackRock, Cl A	1,318	608,521
Capital One Financial	5,129	478,279
Cboe Global Markets	1,253	144,283
Charles Schwab	12,844	522,879
Chubb	4,970	757,527
Cincinnati Financial	1,674	189,514
Citigroup	24,916	1,790,464
Citizens Financial Group	5,195	182,656
CME Group, Cl A	3,871	796,459
Comerica	1,698	111,083

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Discover Financial Services	3,533	$283,559
E*TRADE Financial	2,625	109,699
Everest Re Group	454	116,719
Fifth Third Bancorp	7,490	217,809
First Republic Bank	1,766	187,832
Franklin Resources	3,380	93,119
Globe Life	1,192	116,017
Goldman Sachs Group	3,708	791,213
Hartford Financial Services Group	3,858	220,215
Huntington Bancshares	11,972	169,164
Intercontinental Exchange	6,150	580,068
Invesco	4,553	76,581
JPMorgan Chase	35,119	4,387,066
KeyCorp	11,160	200,545
Lincoln National	2,323	131,203
Loews	3,041	149,009
M&T Bank	1,489	233,073
MarketAxess Holdings	378	139,327
Marsh & McLennan	5,466	566,387
MetLife	8,445	395,142
Moody’s	1,860	410,483
Morgan Stanley	14,057	647,325
MSCI, Cl A	915	214,622
Nasdaq	1,257	125,411
Northern Trust	2,396	238,833
People’s United Financial	3,881	62,756
PNC Financial Services Group	4,908	720,004
Principal Financial Group	2,950	157,471
Progressive	6,490	452,353
Prudential Financial	4,420	402,839
Raymond James Financial	1,399	116,803
Regions Financial	10,910	175,651

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
S&P Global	2,687	$693,219
State Street	4,085	269,896
SunTrust Banks	4,786	327,075
SVB Financial Group *	594	131,559
Synchrony Financial	7,018	248,227
T Rowe Price Group	2,539	294,016
Travelers	2,932	384,268
Unum Group	2,487	68,492
US Bancorp	16,311	930,053
Wells Fargo	44,465	2,295,728
Willis Towers Watson	1,438	268,762
Zions Bancorp	2,178	105,568
		36,008,170
Health Care — 14.0%
AbbVie	34,624	2,754,339
ABIOMED *	1,041	216,091
Alexion Pharmaceuticals *	5,233	551,558
Align Technology *	1,697	428,136
AmerisourceBergen, Cl A	3,673	313,601
Anthem	6,030	1,622,552
Baxter International	11,999	920,323
Biogen Idec *	4,334	1,294,609
Boston Scientific *	32,501	1,355,292
Cardinal Health	6,948	343,579
Celgene *	16,477	1,780,010
Cerner	7,576	508,501
Cigna	8,967	1,600,251
CVS Health	30,428	2,020,114
DaVita *	2,869	168,123
DENTSPLY SIRONA	5,170	283,213
Edwards Lifesciences *	4,922	1,173,306
Eli Lilly	20,323	2,315,806

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF
	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	29,927	$1,906,649
Henry Schein *	3,525	220,612
Hologic *	6,203	299,667
Humana *	3,180	935,556
IDEXX Laboratories *	2,035	579,995
Incyte *	4,068	341,387
Intuitive Surgical *	2,708	1,497,389
IQVIA Holdings *	4,253	614,218
Laboratory Corp of America Holdings *	2,388	393,471
McKesson	4,482	596,106
Medtronic	31,780	3,460,842
Mettler-Toledo International *	579	408,160
Quest Diagnostics	3,102	314,078
Regeneron Pharmaceuticals *	1,854	567,843
ResMed	3,261	482,367
Stryker	7,573	1,637,813
Teleflex	1,068	371,034
Varian Medical Systems *	2,104	254,184
Vertex Pharmaceuticals *	5,995	1,171,903
Waters *	1,664	352,136
WellCare Health Plans *	1,206	357,700
Zimmer Biomet Holdings	4,783	661,154
Zoetis, Cl A	11,272	1,441,914
		38,515,582
Industrials — 9.2%
3M	9,927	1,637,856
Alaska Air Group	2,094	145,386
Allegion	1,625	188,565
American Airlines Group	6,437	193,496
AMETEK	3,878	355,419
AO Smith	2,371	117,791
Arconic	7,108	195,257

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	9,916	$1,366,424
CH Robinson Worldwide	2,138	161,718
Cintas	1,442	387,422
Copart *	3,367	278,249
CSX	13,473	946,747
Cummins	2,537	437,582
Deere	5,481	954,460
Delta Air Lines	9,959	548,542
Dover	2,272	236,038
Eaton	7,013	610,902
Emerson Electric	10,579	742,117
Equifax	2,034	278,068
Expeditors International of Washington	2,702	197,084
Fastenal	9,046	325,114
FedEx	4,132	630,791
Flowserve	2,217	108,278
Fortive	5,149	355,281
Fortune Brands Home & Security	2,514	150,966
IDEX	1,237	192,391
IHS Markit *	6,742	472,076
Illinois Tool Works	5,190	874,930
Ingersoll-Rand	4,231	536,872
JB Hunt Transport Services	1,476	173,519
Johnson Controls International	13,292	575,942
Kansas City Southern	1,669	234,962
Masco	5,008	231,620
Nielsen Holdings	5,778	116,484
Norfolk Southern	4,601	837,382
PACCAR	5,767	438,638
Parker-Hannifin	2,196	402,944
Pentair	2,761	114,499
Quanta Services	2,552	107,312

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Republic Services, Cl A	3,440	$301,034
Robert Half International	2,148	123,016
Rockwell Automation	1,926	331,253
Rollins	2,362	90,016
Roper Technologies	1,780	599,789
Snap-On	948	154,211
Southwest Airlines	8,212	460,940
Stanley Black & Decker	2,657	402,084
TransDigm Group	797	419,445
Union Pacific	12,054	1,994,454
United Airlines Holdings *	3,713	337,289
United Parcel Service, Cl B	11,992	1,381,119
United Rentals *	1,360	181,655
Verisk Analytics, Cl A	2,663	385,336
Wabtec	2,980	206,723
Waste Management	6,710	752,929
WW Grainger	723	223,291
Xylem	3,043	233,368
		25,437,076
Information Technology — 22.3%
Accenture, Cl A	6,955	1,289,596
Adobe *	5,323	1,479,421
Advanced Micro Devices *	11,541	391,586
Akamai Technologies *	1,873	162,015
Alliance Data Systems	504	50,400
Amphenol, Cl A	3,233	324,367
Analog Devices	4,102	437,396
ANSYS *	929	204,519
Apple	46,630	11,599,678
Applied Materials	10,318	559,855
Arista Networks *	600	146,742
Autodesk *	2,459	362,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Automatic Data Processing	4,745	$769,781
Broadcom	4,321	1,265,405
Broadridge Financial Solutions	1,337	167,419
Cadence Design Systems *	3,102	202,716
Cisco Systems	46,483	2,208,408
Citrix Systems	1,409	153,384
Cognizant Technology Solutions, Cl A	6,253	381,058
DXC Technology	2,896	80,132
F5 Networks *	692	99,703
Fidelity National Information Services	6,580	866,981
Fiserv *	6,091	646,499
FleetCor Technologies *	924	271,859
FLIR Systems	1,550	79,918
Fortinet *	1,663	135,634
Gartner *	1,038	159,935
Global Payments	3,288	556,264
Hewlett Packard Enterprise	14,889	244,328
HP	16,634	288,933
Intel	49,134	2,777,545
International Business Machines	9,720	1,299,856
Intuit	2,822	726,665
IPG Photonics *	435	58,412
Jack Henry & Associates	895	126,696
Juniper Networks	4,052	100,571
Keysight Technologies *	2,140	215,947
KLA	1,783	301,398
Lam Research	1,651	447,487
Mastercard, Cl A	9,865	2,730,731
Maxim Integrated Products	2,940	172,460
Microchip Technology	2,651	249,963
Micron Technology *	12,193	579,777
Microsoft	83,822	12,017,560

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Motorola Solutions	1,842	$306,361
NetApp	2,660	148,641
NortonLifeLock	6,991	159,954
NVIDIA	6,615	1,329,747
Oracle	23,976	1,306,452
Paychex	3,607	301,689
PayPal Holdings *	12,809	1,333,417
Qorvo *	1,395	112,800
QUALCOMM	13,195	1,061,406
salesforce.com *	9,561	1,496,201
Seagate Technology	2,750	159,583
Skyworks Solutions	2,015	183,486
Synopsys *	1,688	229,146
TE Connectivity	3,675	328,913
Texas Instruments	10,241	1,208,336
VeriSign *	1,141	216,813
Visa, Cl A	18,903	3,380,990
Western Digital	3,307	170,807
Western Union	5,213	130,638
Xerox Holdings	2,356	79,939
Xilinx	2,858	259,335
		61,296,012
Materials — 2.2%
Air Products & Chemicals	2,373	506,066
Albemarle	1,238	75,196
Amcor	16,534	157,404
Avery Dennison	933	119,293
Ball	3,697	258,679
Celanese, Cl A	1,362	165,006
CF Industries Holdings	2,580	117,003
Corteva	8,156	215,155
Dow	8,154	411,695

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
DuPont de Nemours	8,156	$537,563
Eastman Chemical	1,559	118,546
Ecolab	2,744	527,041
FMC	1,498	137,067
Freeport-McMoRan Copper & Gold	16,691	163,906
International Flavors & Fragrances	1,131	137,993
International Paper	4,417	192,935
LyondellBasell Industries, Cl A	2,686	240,934
Martin Marietta Materials	728	190,670
Mosaic	3,942	78,367
Newmont Goldcorp	9,058	359,874
Nucor	3,411	183,682
Packaging Corp of America	1,038	113,619
PPG Industries	2,537	317,429
Sealed Air	1,634	68,252
Sherwin-Williams	881	504,214
Vulcan Materials	1,447	206,733
Westrock	2,850	106,505
		6,210,827
Real Estate — 3.1%
Alexandria Real Estate Equities ‡	1,260	200,025
American Tower, Cl A ‡	4,786	1,043,730
Apartment Investment & Management, Cl A ‡	1,609	88,302
AvalonBay Communities ‡	1,544	336,067
Boston Properties ‡	1,705	233,926
CBRE Group, Cl A *	3,388	181,427
Crown Castle International ‡	4,583	636,075
Digital Realty Trust ‡	2,272	288,635
Duke Realty ‡	3,873	136,097
Equinix ‡	925	524,272
Equity Residential ‡	4,088	362,442
Essex Property Trust ‡	756	247,310

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Extra Space Storage ‡	1,395	$156,617
Federal Realty Investment Trust ‡	778	105,816
HCP ‡	5,247	197,392
Host Hotels & Resorts ‡	8,241	135,070
Iron Mountain ‡	2,945	96,596
Kimco Realty ‡	4,702	101,375
Macerich ‡	1,288	35,420
Mid-America Apartment Communities ‡	1,207	167,761
ProLogis ‡	6,819	598,435
Public Storage ‡	1,672	372,623
Realty Income ‡	3,183	260,338
Regency Centers ‡	1,714	115,249
SBA Communications, Cl A ‡	1,265	304,422
Simon Property Group ‡	3,349	504,627
SL Green Realty ‡	1,022	85,439
UDR ‡	2,996	150,549
Ventas ‡	3,957	257,601
Vornado Realty Trust ‡	1,931	126,732
Welltower ‡	4,102	372,010
Weyerhaeuser ‡	8,353	243,991
		8,666,371
Utilities — 3.4%
AES	7,349	125,301
Alliant Energy	2,561	136,604
Ameren	2,714	210,878
American Electric Power	5,485	517,729
American Water Works	1,998	246,293
Atmos Energy	1,251	140,712
CenterPoint Energy	5,369	156,077
CMS Energy	3,161	202,051
Consolidated Edison	3,448	317,975
Dominion Energy	8,829	728,833

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
DTE Energy	2,018	$256,932
Duke Energy	7,919	746,445
Edison International	3,638	228,830
Entergy	2,027	246,240
Evergy	2,723	174,027
Eversource Energy	3,505	293,509
Exelon	10,496	477,463
FirstEnergy	5,542	267,789
NextEra Energy	5,185	1,235,793
NiSource	3,827	107,309
NRG Energy	2,994	120,119
Pinnacle West Capital	1,240	116,709
PPL	7,779	260,519
Public Service Enterprise Group	5,656	358,081
Sempra Energy	2,958	427,461
Southern	11,204	702,043
WEC Energy Group	3,499	330,306
Xcel Energy	5,718	363,150
		9,495,178
TOTAL UNITED STATES		273,774,344
TOTAL COMMON STOCK
(Cost $239,251,299)		274,959,883
TOTAL INVESTMENTS — 99.8%
(Cost $239,251,299)		$274,959,883

Percentages are based on Net Assets of $275,510,772.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X NASDAQ 100® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 102.6%
ARGENTINA— 0.3%
Consumer Discretionary — 0.3%
MercadoLibre * (A)	4,423	$2,306,683
CHINA— 1.1%
Communication Services — 0.5%
Baidu ADR * (A)	25,760	2,623,656
NetEase ADR (A)	6,702	1,915,834
		4,539,490
Consumer Discretionary — 0.6%
Ctrip.com International ADR * (A)	44,773	1,477,061
JD.com ADR * (A)	85,236	2,655,101
		4,132,162
TOTAL CHINA		8,671,652
NETHERLANDS— 0.7%
Information Technology — 0.7%
ASML Holding, Cl G (A)	6,673	1,748,126
NXP Semiconductors (A)	30,325	3,447,346
TOTAL NETHERLANDS		5,195,472

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 100.5%
Communication Services — 21.6%
Activision Blizzard (A)	70,507	$3,950,507
Alphabet, Cl A * (A)	25,139	31,644,973
Alphabet, Cl C * (A)	28,573	36,005,123
Charter Communications, Cl A * (A)	20,172	9,437,672
Comcast, Cl A (A)	410,435	18,395,697
Electronic Arts * (A)	26,181	2,523,848
Facebook, Cl A * (A)	198,302	38,004,578
Fox, Cl A (A)	31,455	1,007,818
Fox, Cl B (A)	24,122	753,571
Liberty Global * (A)	44,327	1,058,085
Liberty Global, Cl A * (A)	19,598	492,890
Netflix * (A)	39,535	11,362,755
Sirius XM Holdings (A)	401,879	2,700,627
Take-Two Interactive Software * (A)	10,397	1,251,279
T-Mobile US * (A)	77,791	6,430,204
		165,019,627
Consumer Discretionary — 15.2%
Amazon.com * (A)	40,434	71,837,470
Booking Holdings * (A)	3,875	7,938,984
Dollar Tree * (A)	21,891	2,416,766
eBay (A)	75,918	2,676,110
Expedia Group (A)	12,703	1,735,992
Hasbro (A)	11,596	1,128,407
Lululemon Athletica * (A)	11,218	2,291,501
Marriott International, Cl A (A)	29,416	3,722,595
O’Reilly Automotive * (A)	6,783	2,954,064
Ross Stores (A)	32,610	3,576,339
Starbucks (A)	109,165	9,230,992
Tesla * (A)	16,230	5,111,152
Ulta Beauty * (A)	5,415	1,262,507

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Wynn Resorts (A)	9,893	$1,200,417
		117,083,296
Consumer Staples — 6.1%
Costco Wholesale (A)	39,723	11,802,101
Kraft Heinz (A)	108,778	3,516,793
Mondelez International, Cl A (A)	131,364	6,890,042
Monster Beverage * (A)	50,080	2,810,990
PepsiCo (A)	126,496	17,351,457
Walgreens Boots Alliance (A)	80,957	4,434,824
		46,806,207
Financials — 0.3%
Willis Towers Watson (A)	11,918	2,227,474
Health Care — 7.9%
Alexion Pharmaceuticals * (A)	20,611	2,172,399
Align Technology * (A)	7,345	1,853,070
Amgen (A)	54,583	11,639,825
Biogen Idec * (A)	16,502	4,929,312
BioMarin Pharmaceutical * (A)	16,370	1,198,448
Celgene * (A)	64,534	6,971,608
Cerner (A)	28,096	1,885,804
Gilead Sciences (A)	115,393	7,351,688
Henry Schein * (A)	13,821	864,987
IDEXX Laboratories * (A)	7,925	2,258,704
Illumina * (A)	13,155	3,887,566
Incyte * (A)	19,652	1,649,196
Intuitive Surgical * (A)	10,374	5,736,304
Mylan * (A)	47,228	904,416
Regeneron Pharmaceuticals * (A)	9,937	3,043,504
Vertex Pharmaceuticals * (A)	23,010	4,497,995
		60,844,826
Industrials — 2.3%
American Airlines Group (A)	41,946	1,260,897

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas (A)	9,088	$2,441,673
CSX (A)	71,834	5,047,776
Fastenal (A)	52,632	1,891,594
JB Hunt Transport Services (A)	9,958	1,170,662
PACCAR (A)	31,893	2,425,782
United Airlines Holdings * (A)	22,703	2,062,340
Verisk Analytics, Cl A (A)	15,082	2,182,365
		18,483,089
Information Technology — 46.7%
Adobe * (A)	43,843	12,185,284
Advanced Micro Devices * (A)	96,687	3,280,590
Analog Devices (A)	33,019	3,520,816
Apple (A)	369,317	91,871,298
Applied Materials (A)	82,862	4,496,092
Autodesk * (A)	20,239	2,982,419
Automatic Data Processing (A)	39,489	6,406,300
Broadcom (A)	35,916	10,518,001
Cadence Design Systems * (A)	25,797	1,685,834
Check Point Software Technologies * (A)	14,273	1,604,428
Cisco Systems (A)	387,382	18,404,519
Citrix Systems (A)	12,259	1,334,515
Cognizant Technology Solutions, Cl A (A)	49,980	3,045,781
Fiserv * (A)	61,892	6,569,217
Intel (A)	400,963	22,666,439
Intuit (A)	23,659	6,092,193
KLA (A)	14,452	2,442,966
Lam Research (A)	13,167	3,568,784
Maxim Integrated Products (A)	25,049	1,469,374
Microchip Technology (A)	21,798	2,055,333
Micron Technology * (A)	100,348	4,771,547
Microsoft (A)	623,982	89,460,298
NetApp (A)	20,565	1,149,172

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
NortonLifeLock (A)	58,104	$1,329,420
NVIDIA (A)	55,532	11,163,043
Paychex (A)	33,107	2,769,069
PayPal Holdings * (A)	106,287	11,064,478
QUALCOMM (A)	110,815	8,913,959
Skyworks Solutions (A)	16,188	1,474,079
Synopsys * (A)	14,043	1,906,337
Texas Instruments (A)	84,288	9,945,141
VeriSign * (A)	10,447	1,985,139
Western Digital (A)	26,756	1,381,947
Workday, Cl A * (A)	15,119	2,451,697
Xilinx (A)	23,372	2,120,775
		358,086,284
Utilities — 0.4%
Xcel Energy (A)	47,436	3,012,660
TOTAL UNITED STATES		771,563,463
TOTAL COMMON STOCK
(Cost $667,150,573)		787,737,270
TOTAL INVESTMENTS — 102.6%
(Cost $667,150,573)		$787,737,270
WRITTEN OPTION— (2.7)%(1)
UNITED STATES— (2.7)%
(Premiums Received $12,107,234)	(975)	$(20,928,375)

Percentages are based on Net Assets of $768,036,356.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at October 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.7)%
Call Options
November 19 Calls on NDX*	(975)	$(12,107,234)	$214.65	11/15/19	$(20,928,375)

Total Written Option		$(12,107,234)			$(20,928,375)

*	Non-income producing security.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2019 was $314,950,263.
(1)	Refer to table below for details on Options Contracts.
+	Represents Cost.

ADR — American Depositary Receipt
Cl — Class
NDX — Nasdaq 100® Index

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.6%
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde (A)	2,831	$561,529
UNITED STATES— 100.2%
Communication Services — 10.5%
Activision Blizzard (A)	4,016	225,017
Alphabet, Cl A * (A)	1,586	1,996,457
Alphabet, Cl C * (A)	1,602	2,018,696
AT&T (A)	38,989	1,500,687
CBS, Cl B (A)	1,793	64,620
CenturyLink (A)	5,367	69,449
Charter Communications, Cl A * (A)	852	398,617
Comcast, Cl A (A)	24,175	1,083,523
Discovery, Cl A * (A)	866	23,343
Discovery, Cl C * (A)	1,814	45,785
DISH Network, Cl A * (A)	1,274	43,800

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Electronic Arts * (A)	1,606	$154,818
Facebook, Cl A * (A)	12,753	2,444,112
Fox, Cl A (A)	1,933	61,933
Fox, Cl B (A)	866	27,054
Interpublic Group (A)	2,166	47,111
Netflix * (A)	2,352	675,988
News, Cl A (A)	2,131	29,216
News, Cl B (A)	684	9,658
Omnicom Group (A)	1,163	89,772
Take-Two Interactive Software * (A)	559	67,276
T-Mobile US * (A)	1,709	141,266
TripAdvisor * (A)	582	23,513
Twitter * (A)	3,894	116,703
Verizon Communications (A)	22,060	1,333,968
Viacom, Cl B (A)	1,963	42,322
Walt Disney (A)	9,566	1,242,815
		13,977,519
Consumer Discretionary — 10.0%
Advance Auto Parts (A)	370	60,118
Amazon.com * (A)	2,206	3,919,312
Aptiv (A)	1,381	123,669
AutoZone * (A)	131	149,914
Best Buy (A)	1,236	88,782
Booking Holdings * (A)	224	458,925
BorgWarner (A)	1,130	47,098
Capri Holdings * (A)	839	26,068
CarMax * (A)	867	80,778
Carnival (A)	2,117	90,798
Chipotle Mexican Grill, Cl A * (A)	127	98,826
Darden Restaurants (A)	690	77,466
Dollar General (A)	1,366	219,024
Dollar Tree * (A)	1,256	138,662

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
DR Horton (A)	1,890	$98,979
eBay (A)	4,075	143,644
Expedia Group (A)	681	93,065
Ford Motor (A)	20,831	178,938
Gap (A)	1,205	19,593
Garmin (A)	655	61,406
General Motors (A)	6,571	244,179
Genuine Parts (A)	816	83,705
H&R Block (A)	1,149	28,713
Hanesbrands (A)	2,015	30,648
Harley-Davidson (A)	922	35,875
Hasbro (A)	622	60,527
Hilton Worldwide Holdings (A)	1,561	151,355
Home Depot (A)	5,842	1,370,416
Kohl’s (A)	936	47,979
L Brands (A)	1,342	22,868
Las Vegas Sands (A)	1,793	110,879
Leggett & Platt (A)	730	37,449
Lennar, Cl A (A)	1,473	87,791
LKQ * (A)	1,727	58,701
Lowe’s (A)	4,029	449,677
Macy’s (A)	1,699	25,757
Marriott International, Cl A (A)	1,466	185,522
McDonald’s (A)	4,041	794,865
MGM Resorts International (A)	2,611	74,414
Mohawk Industries * (A)	356	51,043
Newell Brands (A)	2,145	40,691
NIKE, Cl B (A)	6,562	587,627
Nordstrom (A)	633	22,725
Norwegian Cruise Line Holdings * (A)	1,239	62,892
NVR * (A)	15	54,549
O’Reilly Automotive * (A)	387	168,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup (A)	1,494	$58,625
PVH (A)	427	37,217
Ralph Lauren, Cl A (A)	309	29,683
Ross Stores (A)	1,862	204,205
Royal Caribbean Cruises (A)	951	103,497
Starbucks (A)	6,275	530,614
Tapestry (A)	1,592	41,169
Target (A)	2,717	290,475
Tiffany (A)	594	73,959
TJX (A)	6,435	370,978
Tractor Supply (A)	690	65,564
Ulta Beauty * (A)	302	70,411
Under Armour, Cl A * (A)	1,036	21,393
Under Armour, Cl C * (A)	1,062	19,647
VF (A)	1,728	142,197
Whirlpool (A)	319	48,526
Wynn Resorts (A)	557	67,587
Yum! Brands (A)	1,544	157,040
		13,397,241
Consumer Staples — 7.5%
Altria Group (A)	9,732	435,896
Archer-Daniels-Midland (A)	3,113	130,871
Brown-Forman, Cl B (A)	948	62,113
Campbell Soup (A)	717	33,204
Church & Dwight (A)	1,380	96,517
Clorox (A)	680	100,429
Coca-Cola (A)	20,510	1,116,359
Colgate-Palmolive (A)	4,552	312,267
Conagra Brands (A)	2,744	74,225
Constellation Brands, Cl A (A)	896	170,536
Costco Wholesale (A)	2,309	686,027
Coty, Cl A (A)	1,368	15,992
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Estee Lauder, Cl A (A)	1,176	$219,054
General Mills (A)	3,260	165,804
Hershey (A)	729	107,068
Hormel Foods (A)	1,497	61,212
JM Smucker (A)	627	66,261
Kellogg (A)	1,384	87,926
Kimberly-Clark (A)	1,872	248,752
Kraft Heinz (A)	3,348	108,241
Kroger (A)	4,314	106,297
Lamb Weston Holdings (A)	839	65,476
McCormick (A)	660	106,055
Molson Coors Brewing, Cl B (A)	1,032	54,407
Mondelez International, Cl A (A)	7,518	394,319
Monster Beverage * (A)	2,116	118,771
PepsiCo (A)	7,448	1,021,642
Philip Morris International (A)	8,157	664,306
Procter & Gamble (A)	13,360	1,663,454
Sysco (A)	2,563	204,707
Tyson Foods, Cl A (A)	1,620	134,120
Walgreens Boots Alliance (A)	4,118	225,584
Walmart (A)	7,494	878,746
		9,936,638
Energy — 4.3%
Apache (A)	2,110	45,703
Baker Hughes, Cl A (A)	2,943	62,980
Cabot Oil & Gas (A)	2,197	40,952
Chevron (A)	10,124	1,175,801
Cimarex Energy (A)	537	22,672
Concho Resources (A)	1,073	72,449
ConocoPhillips (A)	5,761	318,007
Devon Energy (A)	2,375	48,165
Diamondback Energy (A)	833	71,438

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources (A)	2,979	$206,475
Exxon Mobil (A)	22,590	1,526,406
Halliburton (A)	4,847	93,305
Helmerich & Payne (A)	605	22,687
Hess (A)	1,314	86,396
HollyFrontier (A)	818	44,941
Kinder Morgan (A)	10,228	204,355
Marathon Oil (A)	4,665	53,787
Marathon Petroleum (A)	3,566	228,046
National Oilwell Varco (A)	2,125	48,068
Noble Energy (A)	2,685	51,713
Occidental Petroleum (A)	4,884	197,802
ONEOK (A)	2,207	154,115
Phillips 66 (A)	2,299	268,569
Pioneer Natural Resources (A)	896	110,226
Schlumberger (A)	7,528	246,090
TechnipFMC (A)	2,401	47,372
Valero Energy (A)	2,104	204,046
Williams (A)	6,528	145,640
		5,798,206
Financials — 13.0%
Affiliated Managers Group (A)	308	24,603
Aflac (A)	3,954	210,195
Allstate (A)	1,672	177,934
American Express (A)	3,668	430,183
American International Group (A)	4,481	237,314
Ameriprise Financial (A)	732	110,452
Aon (A)	1,210	233,724
Arthur J Gallagher (A)	1,013	92,406
Assurant (A)	305	38,451
Bank of America (A)	44,687	1,397,362
Bank of New York Mellon (A)	4,664	218,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BB&T (A)	4,194	$222,492
Berkshire Hathaway, Cl B * (A)	10,390	2,208,706
BlackRock, Cl A (A)	636	293,641
Capital One Financial (A)	2,555	238,254
Cboe Global Markets (A)	629	72,429
Charles Schwab (A)	6,322	257,369
Chubb (A)	2,432	370,685
Cincinnati Financial (A)	841	95,210
Citigroup (A)	12,017	863,542
Citizens Financial Group (A)	2,462	86,564
CME Group, Cl A (A)	1,921	395,246
Comerica (A)	835	54,626
Discover Financial Services (A)	1,590	127,613
E*TRADE Financial (A)	1,322	55,246
Everest Re Group (A)	223	57,331
Fifth Third Bancorp (A)	3,783	110,010
First Republic Bank (A)	913	97,107
Franklin Resources (A)	1,526	42,041
Globe Life (A)	584	56,841
Goldman Sachs Group (A)	1,706	364,026
Hartford Financial Services Group (A)	2,014	114,959
Huntington Bancshares (A)	5,250	74,182
Intercontinental Exchange (A)	2,890	272,585
Invesco (A)	2,246	37,778
JPMorgan Chase (A)	16,939	2,116,020
KeyCorp (A)	5,454	98,008
Lincoln National (A)	1,043	58,909
Loews (A)	1,222	59,878
M&T Bank (A)	751	117,554
MarketAxess Holdings (A)	206	75,930
Marsh & McLennan (A)	2,735	283,401
MetLife (A)	4,136	193,524

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Moody’s (A)	878	$193,766
Morgan Stanley (A)	6,487	298,726
MSCI, Cl A (A)	438	102,737
Nasdaq (A)	647	64,551
Northern Trust (A)	1,198	119,417
People’s United Financial (A)	2,013	32,550
PNC Financial Services Group (A)	2,309	338,730
Principal Financial Group (A)	1,305	69,661
Progressive (A)	3,133	218,370
Prudential Financial (A)	2,046	186,472
Raymond James Financial (A)	711	59,361
Regions Financial (A)	5,476	88,164
S&P Global (A)	1,314	338,999
State Street (A)	2,077	137,227
SunTrust Banks (A)	2,426	165,793
SVB Financial Group * (A)	282	62,457
Synchrony Financial (A)	2,999	106,075
T Rowe Price Group (A)	1,243	143,940
Travelers (A)	1,424	186,629
Unum Group (A)	1,236	34,039
US Bancorp (A)	7,574	431,869
Wells Fargo (A)	21,361	1,102,868
Willis Towers Watson (A)	688	128,587
Zions Bancorp (A)	955	46,289
		17,399,650
Health Care — 14.1%
Abbott Laboratories (A)	9,300	777,573
AbbVie (A)	7,933	631,070
ABIOMED * (A)	239	49,612
Agilent Technologies (A)	1,686	127,714
Alexion Pharmaceuticals * (A)	1,239	130,591
Align Technology * (A)	395	99,654

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Allergan (A)	1,665	$293,223
AmerisourceBergen, Cl A (A)	775	66,170
Amgen (A)	3,182	678,562
Anthem (A)	1,326	356,800
Baxter International (A)	2,538	194,665
Becton Dickinson (A)	1,445	369,920
Biogen Idec * (A)	945	282,281
Boston Scientific * (A)	7,211	300,699
Bristol-Myers Squibb (A)	8,824	506,233
Cardinal Health (A)	1,572	77,735
Celgene * (A)	3,765	406,733
Centene (A)	2,210	117,307
Cerner (A)	1,773	119,004
Cigna (A)	2,044	364,772
Cooper (A)	273	79,443
CVS Health (A)	7,002	464,863
Danaher (A)	3,371	464,591
DaVita * (A)	632	37,035
DENTSPLY SIRONA (A)	1,270	69,571
Edwards Lifesciences * (A)	1,117	266,270
Eli Lilly (A)	4,446	506,622
Gilead Sciences (A)	6,833	435,330
HCA Healthcare (A)	1,462	195,235
Henry Schein * (A)	750	46,939
Hologic * (A)	1,529	73,866
Humana * (A)	707	207,999
IDEXX Laboratories * (A)	451	128,539
Illumina * (A)	752	222,231
Incyte * (A)	970	81,402
Intuitive Surgical * (A)	619	342,276
IQVIA Holdings * (A)	935	135,033
Johnson & Johnson (A)	13,977	1,845,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings * (A)	523	$86,175
McKesson (A)	924	122,892
Medtronic (A)	7,134	776,893
Merck (A)	13,647	1,182,649
Mettler-Toledo International * (A)	130	91,642
Mylan * (A)	2,690	51,513
PerkinElmer (A)	623	53,553
Perrigo (A)	726	38,493
Pfizer (A)	29,472	1,130,841
Quest Diagnostics (A)	753	76,241
Regeneron Pharmaceuticals * (A)	431	132,007
ResMed (A)	788	116,561
Stryker (A)	1,657	358,359
Teleflex (A)	237	82,336
Thermo Fisher Scientific (A)	2,123	641,104
UnitedHealth Group (A)	5,051	1,276,388
Universal Health Services, Cl B (A)	408	56,084
Varian Medical Systems * (A)	517	62,459
Vertex Pharmaceuticals * (A)	1,401	273,867
Waters * (A)	350	74,067
WellCare Health Plans * (A)	278	82,455
Zimmer Biomet Holdings (A)	1,132	156,476
Zoetis, Cl A (A)	2,473	316,346
		18,792,487
Industrials — 9.3%
3M (A)	3,099	511,304
Alaska Air Group (A)	682	47,351
Allegion (A)	523	60,689
American Airlines Group (A)	2,137	64,238
AMETEK (A)	1,164	106,681
AO Smith (A)	800	39,744
Arconic (A)	1,745	47,935

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Boeing (A)	2,836	$963,985
Caterpillar (A)	2,925	403,065
CH Robinson Worldwide (A)	783	59,226
Cintas (A)	434	116,603
Copart * (A)	1,128	93,218
CSX (A)	4,147	291,410
Cummins (A)	794	136,949
Deere (A)	1,676	291,859
Delta Air Lines (A)	3,142	173,061
Dover (A)	761	79,060
Eaton (A)	2,131	185,631
Emerson Electric (A)	3,374	236,686
Equifax (A)	678	92,689
Expeditors International of Washington (A)	886	64,625
Fastenal (A)	3,184	114,433
FedEx (A)	1,309	199,832
Flowserve (A)	733	35,800
Fortive (A)	1,573	108,537
Fortune Brands Home & Security (A)	822	49,361
General Dynamics (A)	1,221	215,873
General Electric (A)	47,072	469,779
Honeywell International (A)	3,819	659,656
Huntington Ingalls Industries (A)	214	48,291
IDEX (A)	406	63,145
IHS Markit * (A)	2,030	142,141
Illinois Tool Works (A)	1,578	266,019
Ingersoll-Rand (A)	1,309	166,099
Jacobs Engineering Group (A)	560	52,405
JB Hunt Transport Services (A)	478	56,193
Johnson Controls International (A)	4,199	181,943
Kansas City Southern (A)	574	80,808
L3Harris Technologies (A)	1,188	245,096

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lockheed Martin (A)	1,319	$496,841
Masco (A)	1,489	68,866
Nielsen Holdings (A)	1,909	38,485
Norfolk Southern (A)	1,427	259,714
Northrop Grumman (A)	826	291,148
PACCAR (A)	1,843	140,179
Parker-Hannifin (A)	694	127,342
Pentair (A)	908	37,655
Quanta Services (A)	823	34,607
Raytheon (A)	1,482	314,495
Republic Services, Cl A (A)	1,153	100,899
Robert Half International (A)	686	39,287
Rockwell Automation (A)	641	110,246
Rollins (A)	746	28,430
Roper Technologies (A)	547	184,317
Snap-On (A)	319	51,892
Southwest Airlines (A)	2,421	135,891
Stanley Black & Decker (A)	842	127,420
Textron (A)	1,252	57,705
TransDigm Group (A)	271	142,622
Union Pacific (A)	3,696	611,540
United Airlines Holdings * (A)	1,219	110,734
United Parcel Service, Cl B (A)	3,746	431,427
United Rentals * (A)	413	55,164
United Technologies (A)	4,253	610,646
Verisk Analytics, Cl A (A)	865	125,166
Wabtec (A)	852	59,103
Waste Management (A)	2,001	224,532
WW Grainger (A)	244	75,357
Xylem (A)	1,005	77,073
		12,390,203

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 22.5%
Accenture, Cl A (A)	3,347	$620,601
Adobe * (A)	2,580	717,059
Advanced Micro Devices * (A)	5,602	190,076
Akamai Technologies * (A)	830	71,795
Alliance Data Systems (A)	267	26,700
Amphenol, Cl A (A)	1,598	160,327
Analog Devices (A)	1,979	211,021
ANSYS * (A)	430	94,665
Apple (A)	22,560	5,612,026
Applied Materials (A)	5,026	272,711
Arista Networks * (A)	290	70,925
Autodesk * (A)	1,173	172,853
Automatic Data Processing (A)	2,313	375,238
Broadcom (A)	2,132	624,356
Broadridge Financial Solutions (A)	601	75,257
Cadence Design Systems * (A)	1,554	101,554
CDW (A)	722	92,351
Cisco Systems (A)	22,624	1,074,866
Citrix Systems (A)	675	73,481
Cognizant Technology Solutions, Cl A (A)	2,861	174,349
Corning (A)	4,302	127,468
DXC Technology (A)	1,391	38,489
F5 Networks * (A)	312	44,953
Fidelity National Information Services (A)	3,240	426,902
Fiserv * (A)	3,017	320,224
FleetCor Technologies * (A)	476	140,049
FLIR Systems (A)	761	39,237
Fortinet * (A)	829	67,613
Gartner * (A)	501	77,194
Global Payments (A)	1,545	261,383
Hewlett Packard Enterprise (A)	6,829	112,064
HP (A)	8,060	140,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel (A)	23,619	$1,335,182
International Business Machines (A)	4,652	622,112
Intuit (A)	1,394	358,955
IPG Photonics * (A)	214	28,736
Jack Henry & Associates (A)	405	57,332
Juniper Networks (A)	1,785	44,304
Keysight Technologies * (A)	983	99,195
KLA (A)	877	148,248
Lam Research (A)	748	202,738
Leidos Holdings (A)	767	66,139
Mastercard, Cl A (A)	4,762	1,318,169
Maxim Integrated Products (A)	1,410	82,711
Microchip Technology (A)	1,298	122,388
Micron Technology * (A)	6,006	285,585
Microsoft (A)	40,559	5,814,944
Motorola Solutions (A)	908	151,019
NetApp (A)	1,321	73,817
NortonLifeLock (A)	2,666	60,998
NVIDIA (A)	3,191	641,455
Oracle (A)	11,684	636,661
Paychex (A)	1,686	141,017
PayPal Holdings * (A)	6,248	650,417
Qorvo * (A)	694	56,117
QUALCOMM (A)	6,516	524,147
salesforce.com * (A)	4,701	735,659
Seagate Technology (A)	1,328	77,064
Skyworks Solutions (A)	894	81,408
Synopsys * (A)	768	104,256
TE Connectivity (A)	1,837	164,412
Texas Instruments (A)	4,900	578,151
VeriSign * (A)	558	106,031
Visa, Cl A (A)	9,219	1,648,910

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Western Digital (A)	1,628	$84,086
Western Union (A)	2,513	62,976
Xerox Holdings (A)	1,155	39,189
Xilinx (A)	1,391	126,219
		29,938,536
Materials — 2.3%
Air Products & Chemicals (A)	1,173	250,154
Albemarle (A)	616	37,416
Amcor (A)	8,398	79,949
Avery Dennison (A)	479	61,245
Ball (A)	1,780	124,547
Celanese, Cl A (A)	656	79,474
CF Industries Holdings (A)	1,270	57,595
Corteva (A)	4,027	106,232
Dow (A)	3,772	190,448
DuPont de Nemours (A)	4,023	265,156
Eastman Chemical (A)	789	59,996
Ecolab (A)	1,290	247,770
FMC (A)	742	67,893
Freeport-McMoRan Copper & Gold (A)	7,612	74,750
International Flavors & Fragrances (A)	573	69,912
International Paper (A)	2,117	92,470
LyondellBasell Industries, Cl A (A)	1,407	126,208
Martin Marietta Materials (A)	341	89,311
Mosaic (A)	1,961	38,985
Newmont Goldcorp (A)	4,281	170,084
Nucor (A)	1,638	88,207
Packaging Corp of America (A)	529	57,904
PPG Industries (A)	1,295	162,030
Sealed Air (A)	774	32,330
Sherwin-Williams (A)	439	251,248
Vulcan Materials (A)	732	104,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Westrock (A)	1,426	$53,290
		3,039,185
Real Estate — 3.2%
Alexandria Real Estate Equities ‡ (A)	612	97,155
American Tower, Cl A ‡ (A)	2,371	517,068
Apartment Investment & Management, Cl A ‡ (A)	858	47,087
AvalonBay Communities ‡ (A)	768	167,163
Boston Properties ‡ (A)	723	99,196
CBRE Group, Cl A * (A)	1,730	92,641
Crown Castle International ‡ (A)	2,255	312,971
Digital Realty Trust ‡ (A)	1,144	145,334
Duke Realty ‡ (A)	1,983	69,683
Equinix ‡ (A)	435	246,549
Equity Residential ‡ (A)	1,755	155,598
Essex Property Trust ‡ (A)	350	114,496
Extra Space Storage ‡ (A)	707	79,375
Federal Realty Investment Trust ‡ (A)	404	54,948
HCP ‡ (A)	2,626	98,790
Host Hotels & Resorts ‡ (A)	4,108	67,330
Iron Mountain ‡ (A)	1,529	50,151
Kimco Realty ‡ (A)	2,354	50,752
Macerich ‡ (A)	603	16,582
Mid-America Apartment Communities ‡ (A)	627	87,147
ProLogis ‡ (A)	3,407	298,998
Public Storage ‡ (A)	807	179,848
Realty Income ‡ (A)	1,587	129,801
Regency Centers ‡ (A)	878	59,037
SBA Communications, Cl A ‡ (A)	603	145,112
Simon Property Group ‡ (A)	1,678	252,841
SL Green Realty ‡ (A)	427	35,697
UDR ‡ (A)	1,516	76,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡ (A)	1,994	$129,809
Vornado Realty Trust ‡ (A)	709	46,532
Welltower ‡ (A)	2,103	190,721
Weyerhaeuser ‡ (A)	4,165	121,660
		4,236,251
Utilities — 3.5%
AES (A)	3,684	62,812
Alliant Energy (A)	1,295	69,075
Ameren (A)	1,353	105,128
American Electric Power (A)	2,649	250,039
American Water Works (A)	1,004	123,763
Atmos Energy (A)	633	71,200
CenterPoint Energy (A)	2,826	82,152
CMS Energy (A)	1,580	100,994
Consolidated Edison (A)	1,694	156,221
Dominion Energy (A)	4,284	353,644
DTE Energy (A)	1,009	128,466
Duke Energy (A)	3,890	366,671
Edison International (A)	1,831	115,170
Entergy (A)	1,026	124,638
Evergy (A)	1,250	79,888
Eversource Energy (A)	1,762	147,550
Exelon (A)	5,250	238,823
FirstEnergy (A)	2,601	125,680
NextEra Energy (A)	2,589	617,062
NiSource (A)	1,903	53,360
NRG Energy (A)	1,406	56,409
Pinnacle West Capital (A)	626	58,919
PPL (A)	3,814	127,731
Public Service Enterprise Group (A)	2,683	169,861
Sempra Energy (A)	1,479	213,730
Southern (A)	5,650	354,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group (A)	1,638	$154,627
Xcel Energy (A)	2,839	180,305
		4,687,947
TOTAL UNITED STATES		133,593,863
TOTAL COMMON STOCK
(Cost $116,486,555)		134,155,392
TOTAL INVESTMENTS — 100.6%
(Cost $116,486,555)		$134,155,392
WRITTEN OPTION— (0.5)%(1)
UNITED STATES— (0.5)%
(Premiums Received $459,498)	(441)	$(637,245)

Percentages are based on Net Assets of $133,353,094.

A list of the exchange traded option contracts held by the Fund at October 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (0.5)%
Call Options
November 19 Calls on SPX*	(441)	$(459,498)	$14.45	11/15/19	$(637,245)

Total Written Option		$(459,498)			$(637,245)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2019 was $67,105,115.
(1)	Refer to table below for details on Options Contracts.
+	Represents Cost.

Cl — Class
SPX — Standard & Poor’s 500® Index

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X S&P 500® Covered Call ETF

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Russell 2000 Covered Call ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares/Number of Contracts	Value

EXCHANGE TRADED FUND — 101.9%‡
Vanguard Russell 2000 ETF (A)
(Cost $8,904,334)	72,023	$9,005,036

TOTAL INVESTMENTS — 101.9%
(Cost $8,904,334)		$9,005,036
WRITTEN OPTION— (2.1)%(1)
UNITED STATES— (2.1)%
(Premiums Received $142,671)	(57)	$(182,970)

Percentages are based on Net Assets of $8,833,383.

A list of the exchange traded option contracts held by the Fund at October 31, 2019, is as follows:

Description	Number of Contracts	Notional Amount+	Exercise Price	Expiration Date	Value
WRITTEN OPTION — (2.1)%
Call Options
November 19 Calls on RUT*	(57)	$(142,671)	$32.10	11/15/19	$(182,970)

Total Written Option		$(142,671)			$(182,970)

+	Represents Cost
‡	For financial information on the Vanguard Russell 2000 ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.
*	Non-Income Producing Security.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at October 31, 2019 was $4,501,140.
(1)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2019
Global X Russell 2000 Covered Call ETF

ETF — Exchange Traded Fund
RUT — Russell 2000 Index

As of October 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2019, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2019

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Assets:
Cost of Investments	$969,632,508		$534,949,361		$17,435,400	$18,022,122
Cost of Repurchase Agreement	47,199,536		35,782,016		—	—
Cost of Foreign Currency	754,939		—		(11)	—
Investments, at Value	$933,721,176	*	$547,396,854	*	$17,418,684	$18,528,655
Repurchase Agreement, at Value	47,199,536		35,782,016		—	—
Cash	—		889,062		—	—
Foreign Currency, at Value	764,187		—		9	3
Dividend and Interest Receivable	4,064,725		1,762,235		85,586	64,816
Reclaim Receivable	1,215,318		8,115		—	4,337
Receivable for Capital Shares Sold	—		1,166,771		—	—
Due from Custodian	3,516		—		—	—
Total Assets	986,968,458		587,005,053		17,504,279	18,597,811
Liabilities:
Obligation to Return Securities Lending Collateral	53,756,736		40,753,036		—	—
Cash Overdraft	638,329		—		3,680	62,241
Payable due to Investment Adviser	451,351		203,806		9,488	8,453
Unrealized Depreciation on Spot Contracts	1,193		—		—	—
Payable for Investment Securities Purchased	—		1,161,429		—	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	—		—		2,333	—
Due to Broker	10,340		2,333		—	—
Total Liabilities	54,857,949		42,120,604		15,501	70,694
Net Assets	$932,110,509		$544,884,449		$17,488,778	$18,527,117
Net Assets Consist of:
Paid-in Capital	$1,257,187,213		$594,130,877		$21,101,511	$18,460,325
Total Distributable Earnings/(Loss)	(325,076,704)		(49,246,428)		(3,612,733)	66,792
Net Assets	$932,110,509		$544,884,449		$17,488,778	$18,527,117
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	54,050,000		23,350,000		1,350,000	1,150,000
Net Asset Value, Offering and Redemption Price Per Share	$17.25		$23.34		$12.95	$16.11
*Includes Market Value of Securities on Loan	$50,887,061		$38,804,473		$—	$—
The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2019

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF		Global X YieldCo & Renewable Energy Income ETF	Global X Social Media ETF
Assets:
Cost of Investments	$352,082,697		$197,830,440		$22,997,717	$120,727,622
Cost of Repurchase Agreement	16,031,265		3,326,013		—	6,388,879
Cost of Foreign Currency	(17)		—		2,324	—
Investments, at Value	$364,457,631	*	$200,644,900	*	$26,089,142	$121,951,109	*
Repurchase Agreement, at Value	16,031,265		3,326,013		—	6,388,879
Cash	1,731,532		418,644		146,111	—
Foreign Currency, at Value	1		—		2,327	—
Receivable for Capital Shares Sold	5,364,507		—		689,603	—
Dividend and Interest Receivable	973,622		619,789		9,143	27,153
Reclaim Receivable	2,966		—		10,020	—
Receivable for Investment Securities Sold	—		—		—	12,492,577
Due from Broker	2,461,741		8,925		565,264	—
Total Assets	391,023,265		205,018,271		27,511,610	140,859,718
Liabilities:
Obligation to Return Securities Lending Collateral	18,258,410		3,788,080		—	7,276,455
Payable for Investment Securities Purchased	5,347,024		—		726,692	12,149,178
Due to Authorized Participants	2,461,741		—		565,264	—
Payable due to Investment Adviser	166,192		98,151		13,665	68,562
Cash Overdraft	—		—		—	76,394
Unrealized Depreciation on Spot Contracts	—		—		154	—
Due to Broker	331		40,048		902	—
Total Liabilities	26,233,698		3,926,279		1,306,677	19,570,589
Net Assets	$364,789,567		$201,091,992		$26,204,933	$121,289,129
Net Assets Consist of:
Paid-in Capital	$355,786,014		$256,971,016		$24,414,687	$152,098,755
Total Distributable Earnings/(Loss)	9,003,553		(55,879,024)		1,790,246	(30,809,626)
Net Assets	$364,789,567		$201,091,992		$26,204,933	$121,289,129
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	23,800,000		17,150,000		1,900,000	3,800,000
Net Asset Value, Offering and Redemption Price Per Share	$15.33		$11.73		$13.79	$31.92
*Includes Market Value of Securities on Loan	$17,644,285		$3,705,414		$—	$7,144,660

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2019

	Global X E-commerce ETF	Global X Guru® Index ETF		Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Assets:
Cost of Investments	$3,579,875	$50,091,073		$89,001,841	$5,100,368
Cost of Repurchase Agreement	—	25,691		—	—
Cost of Foreign Currency	—	—		—	1,196
Investments, at Value	$3,517,602	$56,035,726	*	$99,497,927	$4,947,828
Repurchase Agreement, at Value	—	25,691		—	—
Cash	2,146	98,032		156,421	8,077
Foreign Currency, at Value	—	—		—	1,125
Receivable for Capital Shares Sold	879,194	—		—	—
Dividend and Interest Receivable	664	41,250		77,331	4,507
Unrealized Appreciation on Spot Contracts	—	—		—	13
Receivable for Investment Securities Sold	—	1,699,573		—	12,784
Reclaim Receivable	—	—		541	27,936
Total Assets	4,399,606	57,900,272		99,732,220	5,002,270
Liabilities:
Obligation to Return Securities Lending Collateral	—	29,260		—	—
Payable for Investment Securities Purchased	881,289	—		—	16,879
Payable due to Investment Adviser	1,503	35,984		15,946	1,567
Payable for Capital Shares Redeemed	—	1,701,030		—	—
Due to Custodian	6	—		—	—
Due to Broker	—	—		—	3,515
Total Liabilities	882,798	1,766,274		15,946	21,961
Net Assets	$3,516,808	$56,133,998		$99,716,274	$4,980,309
Net Assets Consist of:
Paid-in Capital	$3,621,247	$72,454,490		$95,040,260	$6,156,754
Total Distributable Earnings/(Loss)	(104,439)	(16,320,492)		4,676,014	(1,176,445)
Net Assets	$3,516,808	$56,133,998		$99,716,274	$4,980,309
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	200,002	1,650,000		2,950,000	200,000
Net Asset Value, Offering and Redemption Price Per Share	$17.58	$34.02		$33.80	$24.90
*Includes Market Value of Securities on Loan	$—	$26,530		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2019

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$2,861,972	$2,433,681	$239,251,299
Investments, at Value	$2,816,092	$2,428,168	$274,959,883
Cash	—	5,722	365,957
Dividend and Interest Receivable	24,198	1,686	251,325
Receivable for Investment Securities Sold	—	1,960	—
Reclaim Receivable	—	—	2,208
Total Assets	2,840,290	2,437,536	275,579,373
Liabilities:
Cash Overdraft	2,561	—	—
Payable due to Investment Adviser	892	771	66,209
Due to Broker	—	—	2,392
Total Liabilities	3,453	771	68,601
Net Assets	$2,836,837	$2,436,765	$275,510,772
Net Assets Consist of:
Paid-in Capital	$3,542,318	$2,967,109	$239,493,980
Total Distributable Earnings/(Loss)	(705,481)	(530,344)	36,016,792
Net Assets	$2,836,837	$2,436,765	$275,510,772
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	100,000	7,400,000
Net Asset Value, Offering and Redemption Price Per Share	$28.37	$24.37	$37.23

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2019

	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Assets:
Cost of Investments	$667,150,573	$116,486,555	$8,904,334
Investments, at Value	$787,737,270	$134,155,392	$9,005,036
Cash	1,696,334	—	18,323
Receivable for Capital Shares Sold	3,465,748	—	—
Dividend and Interest Receivable	141,526	119,984	—
Reclaim Receivable	—	871	—
Due from Custodian	—	—	—
Total Assets	793,040,878	134,276,247	9,023,359
Liabilities:
Options written at value (Premiums received $12,107,234, $459,498 and $142,671, respectively)	20,928,375	637,245	182,970
Payable for Investment Securities Purchased	3,560,089	—	—
Payable due to Investment Adviser	489,927	91,841	4,846
Cash Overdraft	—	168,886	—
Due to Broker	26,131	25,181	2,160
Total Liabilities	25,004,522	923,153	189,976
Net Assets	$768,036,356	$133,353,094	$8,833,383
Net Assets Consist of:
Paid-in Capital	$768,036,349	$133,326,602	$8,790,388
Total Distributable Earnings/(Loss)	7	26,492	42,995
Net Assets	$768,036,356	$133,353,094	$8,833,383
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	33,250,000	2,700,000	350,000
Net Asset Value, Offering and Redemption Price Per Share	$23.10	$49.39	$25.24

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2019

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Investment Income:
Dividend Income	$71,044,028	$23,955,323	$1,403,562	$566,190
Interest Income	32,743	15,124	687	60
Security Lending Income	404,656	367,575	—	—
Less: Foreign Taxes Withheld	(1,959,395)	(10,715)	(135,141)	(33,059)
Total Investment Income	69,522,032	24,327,307	1,269,108	533,191
Supervision and Administration Fees(1)	5,293,929	2,072,413	115,011	50,688
Custodian Fees(2)	97,213	30,780	2,271	477
Total Expenses	5,391,142	2,103,193	117,282	51,165
Net Investment Income	64,130,890	22,224,114	1,151,826	482,026
Net Realized Loss on:
Investments(3)	(134,851,141)	(8,535,081)	(1,778,619)	(81,183)
Foreign Currency Transactions	(820,827)	—	(12,781)	(2,383)
Net Realized Loss on Investments and Foreign Currency Transactions	(135,671,968)	(8,535,081)	(1,791,400)	(83,566)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	59,347,116	2,304,041	1,737,420	1,253,815
Foreign Capital Gains Tax on Appreciated Securities	—	—	(2,053)	—
Foreign Currency Translations	384,444	—	(705)	2,521
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	59,731,560	2,304,041	1,734,662	1,256,336
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(75,940,408)	(6,231,040)	(56,738)	1,172,770
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,809,518)	$15,993,074	$1,095,088	$1,654,796

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2019

	Global X SuperDividend® REIT ETF	Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X Social Media ETF
Investment Income:
Dividend Income	$15,611,280	$11,696,630	$392,756	$405,853
Interest Income	3,004	9,606	744	2,496
Security Lending Income	75,714	142,541	—	38,145
Less: Foreign Taxes Withheld	(337,606)	—	(85,348)	(20,003)
Total Investment Income	15,352,392	11,848,777	308,152	426,491
Supervision and Administration Fees(1)	1,221,133	1,089,704	120,510	864,615
Custodian Fees(2)	13,506	7,213	493	582
Total Expenses	1,234,639	1,096,917	121,003	865,197
Net Investment Income (Loss)	14,117,753	10,751,860	187,149	(438,706)
Net Realized Gain (Loss) on:
Investments(3)	1,230,098	(2,026,921)	224,522	1,656,044
Foreign Currency Transactions	(34,216)	—	(33,696)	23,955
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	1,195,882	(2,026,921)	190,826	1,679,999
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	14,953,031	6,821,972	3,484,302	11,082,072
Foreign Currency Translations	970	—	(57)	(24)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	14,954,001	6,821,972	3,484,245	11,082,048
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	16,149,883	4,795,051	3,675,071	12,762,047
Net Increase in Net Assets Resulting from Operations	$30,267,636	$15,546,911	$3,862,220	$12,323,341

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2019

	Global X E-Commerce ETF*	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Investment Income:
Dividend Income	$7,598	$559,047	$2,017,876	$190,802
Interest Income	—	7,552	4,149	193
Security Lending Income	—	81,939	—	—
Less: Foreign Taxes Withheld	(352)	(6,763)	—	(30,519)
Total Investment Income	7,246	641,775	2,022,025	160,476
Supervision and Administration Fees(1)	13,645	425,632	225,614	20,281
Custodian Fees(2)	30	1,462	1,255	619
Total Expenses	13,675	427,094	226,869	20,900
Waiver of Supervision and Administration Fees	–	–	(32,075)	–
Net Expenses	13,675	427,094	194,794	20,900
Net Investment Income (Loss)	(6,429)	214,681	1,827,231	139,576
Net Realized Gain (Loss) on:
Investments(3)	273,723	1,800,709	1,173,339	(592,468)
Foreign Currency Transactions	1,052	—	—	911
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	274,775	1,800,709	1,173,339	(591,557)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(62,273)	5,386,322	8,393,384	827,864
Foreign Currency Translations	—	—	—	805
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(62,273)	5,386,322	8,393,384	828,669
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	212,502	7,187,031	9,566,723	237,112
Net Increase in Net Assets Resulting from Operations	$206,073	$7,401,712	$11,393,954	$376,688

*      The Fund commenced operations on November 27, 2018.

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2019

	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X S&P 500® Catholic Values ETF
Investment Income:
Dividend Income	$77,609	$106,114	$4,438,114
Interest Income	45	113	7,153
Less: Foreign Taxes Withheld	(5,104)	(2,795)	—
Total Investment Income	72,550	103,432	4,445,267
Supervision and Administration Fees(1)	14,249	9,878	662,610
Custodian Fees(2)	584	98	407
Total Expenses	14,833	9,976	663,017
Net Investment Income	57,717	93,456	3,782,250
Net Realized Gain (Loss) on:
Investments(3)	(361,860)	(306,282)	6,721,506
Foreign Currency Transactions	857	1,132	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(361,003)	(305,150)	6,721,506
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	387,525	406,137	21,644,396
Foreign Currency Translations	(76)	—	—
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	387,449	406,137	21,644,396
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	26,446	100,987	28,365,902
Net Increase in Net Assets Resulting from Operations	$84,163	$194,443	$32,148,152

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2019

	Global X NASDAQ 100® Covered Call ETF*	Global X S&P 500® Covered Call ETF*	Global X Russell 2000 Covered Call ETF**
Investment Income:
Dividend Income	$5,763,880	$2,003,333	$39,868
Interest Income	—	780	—
Less: Foreign Taxes Withheld	(5,374)	(18)	—
Total Investment Income	5,758,506	2,004,095	39,868
Supervision and Administration Fees(1)	3,120,087	642,764	15,979
Custodian Fees(2)	8,630	3,717	160
Broker Fees	1,278,689	209,025	9,562
Total Expenses	4,407,406	855,506	25,701
Waiver of Supervision and Administration Fees	–	–	(3,995)
Net Expenses	4,407,406	855,506	21,706
Net Investment Income	1,351,100	1,148,589	18,162
Net Realized Gain (Loss) on:
Investments(3)	(4,203,258)	2,655,594	(7,550)
Written Options	(16,047,980)	(3,492,656)	229,560
Net Realized Gain (Loss) on Investments and Written Options	(20,251,238)	(837,062)	222,010
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	87,211,205	9,558,849	100,702
Written Options	(13,909,777)	(533,032)	(40,299)
Net Change in Unrealized Appreciation on Investments and Written Options	73,301,428	9,025,817	60,403
Net Realized and Unrealized Gain on Investments and Written Options	53,050,190	8,188,755	282,413
Net Increase in Net Assets Resulting from Operations	$54,401,290	$9,337,344	$300,575

*	The financial statements include the financial information of the Predecessor Fund through December 21, 2018 (See Note 1).
**	The Fund commenced operations on April 17, 2019.
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$64,130,890	$62,435,723	$22,224,114	$17,750,149
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(135,671,968)	(2,401,689)	(8,535,081)	13,296,322
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	59,731,560	(104,940,755)	2,304,041	(16,890,509)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,809,518)	(44,906,721)	15,993,074	14,155,962
Distributions	(71,080,700)	(65,545,294)	(29,513,428)	(22,214,715)
Return of Capital	(10,387,010)	(5,188,066)	(5,156,842)	(3,376,555)
Capital Share Transactions:
Issued	166,372,434	260,902,153	163,958,810	47,496,144
Redeemed	(53,952,618)	(225,187,582)	(13,708,213)	(48,329,063)
Increase (Decrease) in Net Assets from Capital Share Transactions	112,419,816	35,714,571	150,250,597	(832,919)
Total Increase (Decrease) in Net Assets	19,142,588	(79,925,510)	131,573,401	(12,268,227)
Net Assets:
Beginning of Year	912,967,921	992,893,431	413,311,048	425,579,275
End of Year	$932,110,509	$912,967,921	$544,884,449	$413,311,048
Share Transactions:
Issued	9,400,000	12,550,000	7,100,000	1,900,000
Redeemed	(3,250,000)	(10,800,000)	(600,000)	(1,950,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,150,000	1,750,000	6,500,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X MSCI SuperDividend® EAFE ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,151,826	$875,886	$482,026	$333,715
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(1,791,400)	(1,403,076)	(83,566)	151,717
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,734,662	(1,993,585)	1,256,336	(896,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,095,088	(2,520,775)	1,654,796	(411,064)
Distributions	(1,146,140)	(855,368)	(547,298)	(295,154)
Capital Share Transactions:
Issued	7,384,916	8,743,882	16,548,006	8,980,111
Redeemed	(2,105,142)	(5,856,010)	(3,916,333)	(5,299,157)
Increase in Net Assets from Capital Share Transactions	5,279,774	2,887,872	12,631,673	3,680,954
Total Increase (Decrease) in Net Assets	5,228,722	(488,271)	13,739,171	2,974,736
Net Assets:
Beginning of Year	12,260,056	12,748,327	4,787,946	1,813,210
End of Year	$17,488,778	$12,260,056	$18,527,117	$4,787,946
Share Transactions:
Issued	550,000	550,000	1,100,000	500,000
Redeemed	(150,000)	(400,000)	(250,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	400,000	150,000	850,000	200,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® REIT ETF		Global X SuperIncome™ Preferred ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$14,117,753	$4,808,758	$10,751,860	$13,492,476
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,195,882	856,506	(2,026,921)	(28,163,755)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	14,954,001	(3,894,198)	6,821,972	13,006,479
Net Increase (Decrease) in Net Assets Resulting from Operations	30,267,636	1,771,066	15,546,911	(1,664,800)
Distributions	(16,433,940)	(6,474,049)	(11,905,843)	(14,835,000)
Return of Capital	—	—	(83,858)	—
Capital Share Transactions:
Issued	232,547,489	89,973,693	35,371,469	2,378,589
Redeemed	—	(18,848,448)	(23,990,686)	(36,055,297)
Increase (Decrease) in Net Assets from Capital Share Transactions	232,547,489	71,125,245	11,380,783	(33,676,708)
Total Increase (Decrease) in Net Assets	246,381,185	66,422,262	14,937,993	(50,176,508)
Net Assets:
Beginning of Year	118,408,382	51,986,120	186,153,999	236,330,507
End of Year	$364,789,567	$118,408,382	$201,091,992	$186,153,999
Share Transactions:
Issued	15,700,000	5,950,000	3,050,000	200,000
Redeemed	—	(1,250,000)	(2,100,000)	(3,000,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	15,700,000	4,700,000	950,000	(2,800,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X YieldCo & Renewable Energy Income ETF		Global X Social Media ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income (Loss)	$187,149	$632,314	$(438,706)	$(293,991)
Net Realized Gain on Investments and Foreign Currency Transactions(1)	190,826	701,352	1,679,999	12,232,575
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,484,245	(1,980,386)	11,082,048	(31,505,148)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,862,220	(646,720)	12,323,341	(19,566,564)
Distributions	(644,590)	(843,401)	—	(2,573,545)
Return of Capital	—	(154,396)	—	—
Capital Share Transactions:
Issued	9,218,950	5,365,866	6,158,958	82,487,710
Redeemed	(1,787,815)	(8,211,576)	(26,689,127)	(95,849,176)
Increase (Decrease) in Net Assets from Capital Share Transactions	7,431,135	(2,845,710)	(20,530,169)	(13,361,466)
Total Increase (Decrease) in Net Assets	10,648,765	(4,490,227)	(8,206,828)	(35,501,575)
Net Assets:
Beginning of Year	15,556,168	20,046,395	129,495,957	164,997,532
End of Year	$26,204,933	$15,556,168	$121,289,129	$129,495,957
Share Transactions:
Issued	700,000	450,000	200,000	2,300,000
Redeemed	(150,000)	(700,000)	(850,000)	(2,900,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	550,000	(250,000)	(650,000)	(600,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X E-commerce ETF	Global X Guru® Index ETF
	Period Ended October 31, 2019(1)	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income (Loss)	$(6,429)	$214,681	$209,448
Net Realized Gain on Investments and Foreign Currency Transactions(2)	274,775	1,800,709	7,401,404
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(62,273)	5,386,322	(4,728,075)
Net Increase in Net Assets Resulting from Operations	206,073	7,401,712	2,882,777
Distributions	—	(310,767)	(302,653)
Return of Capital	—	(82,434)	—
Capital Share Transactions:
Issued	4,225,143	1,570,034	1,601,325
Redeemed	(914,408)	(9,624,431)	(2,957,354)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,310,735	(8,054,397)	(1,356,029)
Total Increase (Decrease) in Net Assets	3,516,808	(1,045,886)	1,224,095
Net Assets:
Beginning of Year	—	57,179,884	55,955,789
End of Year	$3,516,808	$56,133,998	$57,179,884
Share Transactions:
Issued	250,002	50,000	50,000
Redeemed	(50,000)	(300,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,002	(250,000)	(50,000)

(1)	The Fund commenced operations on November 27, 2018
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta U.S. ETF		Global X Scientific Beta Europe ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,827,231	$2,262,680	$139,576	$291,190
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	1,173,339	16,116,337	(591,557)	2,210,628
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	8,393,384	(12,015,276)	828,669	(3,513,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,393,954	6,363,741	376,688	(1,011,858)
Distributions	(3,062,493)	(1,913,894)	(423,851)	(494,437)
Capital Share Transactions:
Issued	1,686,481	47,858,633	—	2,761,131
Redeemed	(36,888,553)	(60,905,583)	(4,906,432)	(12,644,199)
Decrease in Net Assets from Capital Share Transactions	(35,202,072)	(13,046,950)	(4,906,432)	(9,883,068)
Total Decrease in Net Assets	(26,870,611)	(8,597,103)	(4,953,595)	(11,389,363)
Net Assets:
Beginning of Year	126,586,885	135,183,988	9,933,904	21,323,267
End of Year	$99,716,274	$126,586,885	$4,980,309	$9,933,904
Share Transactions:
Issued	50,000	1,500,000	—	100,000
Redeemed	(1,200,000)	(1,900,000)	(200,000)	(450,000)
Net Decrease in Shares Outstanding from Share Transactions	(1,150,000)	(400,000)	(200,000)	(350,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Scientific Beta Japan ETF		Global X Scientific Beta Asia ex-Japan ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$57,717	$137,505	$93,456	$167,905
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(361,003)	2,006,602	(305,150)	316,795
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	387,449	(2,703,846)	406,137	(833,854)
Net Increase (Decrease) in Net Assets Resulting from Operations	84,163	(559,739)	194,443	(349,154)
Distributions	(176,524)	(339,465)	(210,319)	(167,280)
Capital Share Transactions:
Issued	—	1,549,503	1,143,206	2,583,767
Redeemed	(5,479,512)	(9,550,141)	(2,173,540)	(2,441,200)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,479,512)	(8,000,638)	(1,030,334)	142,567
Total Decrease in Net Assets	(5,571,873)	(8,899,842)	(1,046,210)	(373,867)
Net Assets:
Beginning of Year	8,408,710	17,308,552	3,482,975	3,856,842
End of Year	$2,836,837	$8,408,710	$2,436,765	$3,482,975
Share Transactions:
Issued	—	50,000	50,000	100,000
Redeemed	(200,000)	(300,000)	(100,000)	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	(200,000)	(250,000)	(50,000)	—

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF		Global X NASDAQ 100® Covered Call ETF*
	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2019	Year Ended October 31, 2018
Operations:
Net Investment Income	$3,782,250	$2,510,258	$1,351,100	$732,520
Net Realized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions(1)	6,721,506	4,506,579	(20,251,238)	(2,708,662)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options and Foreign Currency Translations	21,644,396	2,242,061	73,301,428	11,297,314
Net Increase in Net Assets Resulting from Operations	32,148,152	9,258,898	54,401,290	9,321,172
Distributions	(4,718,097)	(1,688,672)	(42,482,025)	(9,059,626)
Return of Capital	—	—	(12,331,150)	(17,698,697)
Capital Share Transactions:
Issued	126,239,636	40,013,214	391,863,250	283,373,920
Redeemed	(25,948,245)	(14,374,854)	(18,616,590)	(28,715,190)
Increase in Net Assets from Capital Share Transactions	100,291,391	25,638,360	373,246,660	254,658,730
Total Increase in Net Assets	127,721,446	33,208,586	372,834,775	237,221,579
Net Assets:
Beginning of Year	147,789,326	114,580,740	395,201,581	157,980,002
End of Year	$275,510,772	$147,789,326	$768,036,356	$395,201,581
Share Transactions:
Issued	3,750,000	1,200,000	17,250,000	11,500,000
Redeemed	(750,000)	(400,000)	(850,000)	(1,150,000)
Net Increase in Shares Outstanding from Share Transactions	3,000,000	800,000	16,400,000	10,350,000

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Covered Call ETF*		Global X Russell 2000 Covered Call ETF
	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2019(1)
Operations:
Net Investment Income	$1,148,589	$723,281	$18,162
Net Realized Gain (Loss) on Investments and Written Options(2)	(837,062)	5,438,118	222,010
Net Change in Unrealized Appreciation (Depreciation) on Investments and Written Options	9,025,817	(4,843,961)	60,403
Net Increase in Net Assets Resulting from Operations	9,337,344	1,317,438	300,575
Distributions	(5,450,400)	(1,882,552)	(257,580)
Return of Capital	(780,262)	(3,049,443)	—
Capital Share Transactions:
Issued	64,332,407	38,709,355	8,790,388
Redeemed	(11,786,529)	(20,022,760)	—
Increase in Net Assets from Capital Share Transactions	52,545,878	18,686,595	8,790,388
Total Increase in Net Assets	55,652,560	15,072,038	8,833,383
Net Assets:
Beginning of Year	77,700,534	62,628,496	—
End of Year	$133,353,094	$77,700,534	$8,833,383
Share Transactions:
Issued	1,350,000	750,000	350,000
Redeemed	(250,000)	(400,000)	—
Net Increase in Shares Outstanding from Share Transactions	1,100,000	350,000	350,000

*	The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements).
(1)	The Fund commenced operations on April 17, 2019.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*		Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X SuperDividend® ETF
2019	19.06	1.24		(1.47)	(0.23)	(1.38)	—
2018	21.51	1.35		(2.26)	(0.91)	(1.43)	—
2017	20.43	1.08		1.45	2.53	(1.22)	—
2016	20.65	1.15		0.08	1.23	(1.30)	—
2015	24.24	1.26		(3.36)	(2.10)	(1.44)	(0.05)
Global X SuperDividend® U.S. ETF
2019	24.53	1.12		(0.56)	0.56	(1.49)	—
2018	25.18	1.07		(0.17)	0.90	(1.35)	—
2017	24.00	0.79		1.94	2.73	(0.96)	—
2016	25.23	0.92	#	(0.40)	0.52	(1.07)	—
2015	29.60	1.71		(4.19)	(2.48)	(1.23)	—
Global X MSCI SuperDividend® Emerging Markets ETF
2019	12.91	0.87		0.05	0.92	(0.88)	—
2018	15.94	0.90		(3.02)	(2.12)	(0.91)	—
2017	14.96	0.83		0.91	1.74	(0.76)	—
2016	13.73	0.59		1.41	2.00	(0.77)	—
2015(2)	14.90	0.66		(1.34)	(0.68)	(0.49)	—
Global X MSCI SuperDividend® EAFE ETF
2019	15.96	0.82		0.36	1.18	(1.03)	—
2018	18.13	1.12		(2.04)	(0.92)	(1.10)	(0.15)
2017(1)	14.87	0.81		3.04	3.85	(0.59)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.20)	(1.58)	17.25	(1.02)	932,111	0.59		7.03		56.85
(0.11)	(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38
(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12

(0.26)	(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(0.20)	(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15		53.01
(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77	#	53.45
(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51

—	(0.88)	12.95	7.14	17,489	0.66		6.51		66.65
—	(0.91)	12.91	(14.10)	12,260	0.67		5.89		79.52
—	(0.76)	15.94	11.95	12,748	0.66		5.25		122.32
—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25

—	(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
—	(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.
(2)	The Fund commenced operations on March 16, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X SuperDividend® REIT ETF
2019	14.62	0.99	0.91	1.90	(1.19)	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—
2017	14.60	0.86	0.96	1.82	(1.13)	—
2016	13.18	0.91	1.72	2.63	(1.21)	—
2015(1)	15.12	0.63	(1.95)	(1.32)	(0.62)	—
Global X SuperIncome™ Preferred ETF
2019	11.49	0.66	0.32	0.98	(0.73)	(0.01)
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—
2017	13.16	0.82	(0.65)	0.17	(0.85)	(0.04)
2016	13.49	0.91	(0.33)	0.58	(0.91)	—
2015	14.74	0.95	(1.21)	(0.26)	(0.99)	—
Global X YieldCo & Renewable Energy Income ETF
2019	11.52	0.13	2.61	2.74	(0.47)	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	(0.08)
2017	11.16	0.28	1.59	1.87	(0.50)	—
2016	11.06	0.41 #	0.35	0.76	(0.48)	(0.18)
2015(2)	15.19	0.20	(4.19)	(3.99)	(0.14)	—
Global X Social Media ETF
2019	29.10	(0.10)	2.92	2.82	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—
2017	23.53	0.10	9.08	9.18	(0.04)	—
2016	19.29	0.02	4.22	4.24	—	—
2015	19.30	0.01	(0.01)	—	(0.01)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

(1.19)	15.33	13.68	364,790	0.59		6.71		34.16
(1.31)	14.62	4.30	118,408	0.59		6.15		41.61
(1.13)	15.29	13.00	51,986	0.58		5.74		54.96
(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45

(0.74)	11.73	8.87	201,092	0.58		5.72		55.98
(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48
(0.89)	12.44	1.31	236,331	0.58		6.39		45.12
(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54

(0.47)	13.79	24.34	26,205	0.65		1.01		87.06
(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50
(0.50)	12.53	17.30	20,046	0.65		2.37		25.99
(0.66)	11.16	7.25	6,695	0.66		3.78	#	40.25
(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97

—	31.92	9.69	121,289	0.65		(0.33)		16.92
(0.49)	29.10	(9.61)	129,496	0.65		(0.16)		21.36
(0.04)	32.67	39.09	164,998	0.65		0.35		41.40
***	23.53	21.99	134,111	0.65		0.12		39.89
(0.01)	19.29	—	77,145	0.65		0.04		26.51

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on March 16, 2015.
(2)	The Fund commenced operations on May 27, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X E-commerce ETF
2019(1)	15.00	(0.05)	2.63	2.58	—	—
Global X Guru® Index ETF
2019	30.09	0.12	4.02	4.14	(0.17)	(0.04)
2018	28.70	0.11	1.44	1.55	(0.16)	—
2017	23.14	0.14	5.47	5.61	(0.05)	—
2016	23.96	0.12#	(0.83)	(0.71)	(0.09)	(0.02)
2015	26.30	0.10	(2.16)	(2.06)	(0.28)	—
Global X Scientific Beta U.S. ETF
2019	30.87	0.57	3.27	3.84	(0.91)	—
2018	30.04	0.52	0.77	1.29	(0.46)	—
2017	25.46	0.48	4.44	4.92	(0.34)	—
2016	24.67	0.46	0.62	1.08	(0.29)	—
2015(2)	24.90	0.18	(0.41)	(0.23)	—	—
Global X Scientific Beta Europe ETF
2019	24.83	0.63	1.24	1.87	(1.80)	—
2018	28.43	0.72	(2.91)	(2.19)	(1.41)	—
2017	22.63	0.61	5.87	6.48	(0.68)	—
2016	24.41	0.66	(2.10)	(1.44)	(0.34)	—
2015(2)	24.89	0.25	(0.73)	(0.48)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
(0.05)	28.70	24.30	55,956	0.75		0.54		94.71
(0.11)	23.14	(2.97)	59,013	0.75		0.52#		102.07
(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71

(0.91)	33.80	12.97	99,716	0.19	‡	1.79		45.16
(0.46)	30.87	4.28	126,587	0.19	‡	1.64		38.94
(0.34)	30.04	19.52	135,184	0.19	‡	1.69		28.46
(0.29)	25.46	4.43	66,202	0.20	‡	1.82		32.54
—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90

(1.80)	24.90	8.45	4,980	0.39		2.62		36.82
(1.41)	24.83	(8.21)	9,934	0.39		2.61		45.07
(0.68)	28.43	29.54	21,323	0.38		2.41		26.52
(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#
Effective November 1, 2015, the Fund changed its method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.22%, 0.30%, 0.35% and 0.35% for the years ended October 31, 2019, 2018, 2017 and 2016, respectively.

(1)	The Fund commenced operations on November 27, 2018.
(2)	The Fund commenced operations on May 12, 2015.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Scientific Beta Japan ETF
2019	28.03	0.42	0.76	1.18	(0.84)	—
2018	31.47	0.48	(2.56)	(2.08)	(1.36)	—
2017	27.38	0.47	4.36	4.83	(0.74)	—
2016	25.19	0.44	1.97	2.41	(0.21)	(0.01)
2015(1)	25.07	0.12	—	0.12	—	—
Global X Scientific Beta Asia ex-Japan ETF
2019	23.22	0.87	1.83	2.70	(1.55)	—
2018	25.71	0.96	(2.33)	(1.37)	(1.12)	—
2017	22.96	0.92	2.85	3.77	(1.02)	—
2016	21.63	0.80	1.15	1.95	(0.62)	—
2015(1)	24.89	0.44	(3.70)	(3.26)	—	—
Global X S&P 500® Catholic Values ETF
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)
2017	25.74	0.48	5.74	6.22	(0.13)	***
2016(2)	25.14	0.24	0.36	0.60	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.84)	28.37	4.50	2,837	0.40		1.54		46.64
(1.36)	28.03	(7.09)	8,409	0.39		1.56		42.93
(0.74)	31.47	18.17	17,309	0.39		1.64		17.80
(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
—	25.19	0.48	2,519	0.38	†	1.02	†	20.31

(1.55)	24.37	12.17	2,437	0.38		3.60		42.04
(1.12)	23.22	(5.78)	3,483	0.38		3.76		42.88
(1.02)	25.71	17.43	3,857	0.38		3.86		53.22
(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21

(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33
(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09
—	25.74	2.39	39,899	0.29	@†	1.75	†	2.80
@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32%, 39%  and 0.39%, for the years ended October 31, 2018, 2017 and 2016, respectively.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on May 12, 2015.
(2)	The Fund commenced operations on April 18, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period
n

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X NASDAQ 100® Covered Call ETF(1)
2019	23.45	0.06	1.95	2.01	(1.83)	—
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)
2017	22.06	0.12	3.93	4.05	(1.81)	—
2016	23.51	0.15	0.53	0.68	(1.06)	—
2015	24.04	0.16	1.47	1.63	(1.92)	—
Global X S&P 500® Covered Call ETF(1)
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)
2017(2)	47.62	0.34	2.67	3.01	(0.53)	—
2017(3)	43.11	0.66	5.39	6.05	(1.54)	—
2016(3)	45.39	0.70	(0.90)	(0.20)	(1.50)	—
2015(3)	44.85	0.63	2.03	2.66	(0.83)	(0.63)
Global X Russell 2000 Covered Call ETF
2019(4)	25.00	0.09	1.37	1.46	(1.22)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.53)	(2.36)	23.10	9.39	768,036	0.85	‡	0.26		11.82
(1.65)	(2.63)	23.45	7.44	395,202	0.68	^^	0.30		15.00
—	(1.81)	24.30	19.04	157,980	0.60		0.53		4.00
(1.07)	(2.13)	22.06	3.32	52,952	0.60		0.69		9.00
(0.24)	(2.16)	23.51	7.25	22,337	0.60		0.67		13.00

(0.37)	(3.03)	49.39	8.40	133,353	0.87	^	1.16		3.92
(2.60)	(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
—	(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
—	(1.54)	47.62	14.29	64,413	0.65		1.46		21.00
(0.58)	(2.08)	43.11	(0.29)	60,459	0.65		1.61		7.00
(0.66)	(2.12)	45.39	5.97	77,276	0.65		1.39		12.00

—	(1.22)	25.24	5.99	8,833	0.82	†#	0.68	†	5.82

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60%.
^	Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.65%.
^^	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
#
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60%. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.97%.

(1)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

(2)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(3)	For the year or period ended April 30.
(4)	The Fund commenced operations on April 17, 2019.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2019

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2019, the Trust had one hundred and one portfolios, seventy-two of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X YieldCo & Renewable Energy Income ETF, Global X Social Media ETF, Global X E-commerce ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X S&P 500® Catholic Values ETF, Global X Nasdaq 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, and Global X Russell 2000 Covered Call ETF (each a “Fund”, collectively, the “Funds”). Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X Scientific Beta U.S. ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF,  Global X Scientific Beta Asia ex-Japan ETF, Global X S&P 500® Catholic Values ETF, and Global X S&P 500® Covered Call ETF) has elected non-diversified status.

Effective November 19, 2018, the Global X YieldCo Index ETF was renamed the Global X YieldCo & Renewable Energy Income ETF, and its underlying index was changed to the Index YieldCo & Renewable Energy Income Index. On June 13, 2019, the Global X | JPMorgan Efficiente Index ETF and Global X | JPMorgan U.S. Sector Rotator Index ETF were liquidated.
On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests

Notes to Financial Statements (continued)
October 31, 2019

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2019, Global X Scientific Beta Asia ex-Japan ETF has two fair valued securities valued at $75. There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the year ended October 31, 2019, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2019. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by RBC Capital Markets are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of October 31, 2019, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X SuperDividend® ETF
RBC Capital Markets	$47,199,536	$47,199,536	$-	$-
Global X SuperDividend® U.S. ETF
RBC Capital Markets	35,782,016	35,782,016	-	-
Global X SuperDividend® REIT ETF
RBC Capital Markets	16,031,265	16,031,265	-	-
Global X SuperIncome™ Preferred ETF
RBC Capital Markets	3,326,013	3,326,013	-	-
Global X Social Media ETF
RBC Capital Markets	6,388,879	6,388,879	-	-
Global X Guru® Index ETF
RBC Capital Markets	25,691	25,691	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.
FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.
As of and during the reporting period ended October 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at Net Asset Value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Notes to Financial Statements (continued)
October 31, 2019
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at October 31, 2019	Redemption Fee
Global X SuperDividend® ETF	50,000	$2,500	$862,500	$2,500
Global X SuperDividend® U.S. ETF	50,000	500	1,167,000	500
Global X MSCI SuperDividend® Emerging Markets ETF	50,000	3,000	647,500	3,000
Global X MSCI SuperDividend® EAFE ETF	50,000	1,000	805,500	1,000
Global X SuperDividend® REIT ETF	50,000	500	766,500	500
Global X SuperIncome™ Preferred ETF	50,000	500	586,500	500
Global X YieldCo & Renewable Energy Income ETF	50,000	500	689,500	500
Global X Social Media ETF	50,000	300	1,596,000	300
Global X E-commerce ETF	50,000	500	879,000	500
Global X Guru® Index ETF	50,000	300	1,701,000	300
Global X Scientific Beta U.S. ETF	50,000	1,500	1,690,000	1,500
Global X Scientific Beta Europe ETF	50,000	8,900	1,245,000	8,900
Global X Scientific Beta Japan ETF	50,000	2,800	1,418,500	2,800
Global X Scientific Beta Asia ex-Japan ETF	50,000	2,800	1,218,500	2,800
Global X S&P 500® Catholic Values ETF	50,000	1,300	1,861,500	1,300
Global X NASDAQ 100® Covered Call ETF	50,000	500	1,155,000	500
Global X S&P 500® Covered Call ETF	50,000	1,300	2,469,500	1,300
Global X Russell 2000® Covered Call ETF	50,000	250	1,262,000	250

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statement of Operations.
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment

Notes to Financial Statements (continued)
October 31, 2019
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee  structure.  For the Adviser’s service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees pursuant to the Supervision and Administration Agreement:
Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X YieldCo & Renewable Energy Income ETF	0.65%
Global X Social Media ETF	0.65%
Global X E-commerce ETF	0.68%
Global X Guru® Index ETF	0.75%
Global X Scientific Beta U.S. ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X S&P 500® Catholic Values ETF**	0.29%
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF	0.65%
Global X Russell 2000® Covered Call ETF***	0.60%

Notes to Financial Statements (continued)
October 31, 2019
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
* Pursuant to an expense limitation agreement in existence between the Global X Scientific Beta U.S. ETF (the “Fund”) and the Adviser prior to March 1, 2019, the Adviser contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.19% of the Fund’s average daily net assets per year until March 1, 2019. Pursuant to the expense limitation agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. Although the Board voted on November 13, 2018, to permanently reduce the Fund’s fees to 0.19% and end the expense limitation agreement as of March 1, 2019, prior waived or reimbursed fees are still subject to recoupment. As of October 31, 2019, the amounts of waivers/reimbursements subject to recoupment for Global X Scientific Beta U.S. ETF were $32,075 expiring in 2022, $155,018 expiring in 2021 and $162,684 expiring 2020. As of October 31, 2019, there had been no recoupment of previously waived and reimbursed fees.
**Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses))  (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment.  As of October 31, 2019, the amounts of waivers/reimbursements subject to recoupment for the Fund were $0 expiring in 2022, $43,032 expiring 2021 and $88,406 expiring 2020. As of October 31, 2019 there had been no recoupment of previously waived and reimbursed fees.
***Pursuant to an expense limitation agreement in existence between the Global X Russell 2000® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.60% of the Fund’s average daily net assets per year until at least March 1, 2020.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general

Notes to Financial Statements (continued)
October 31, 2019
3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Notes to Financial Statements (continued)
October 31, 2019
4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2019, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

	Purchases	Sales and Maturities
Global X SuperDividend® ETF	$517,155,902	$527,656,156
Global X SuperDividend® U.S. ETF	274,894,773	288,324,543
Global X MSCI SuperDividend® Emerging Markets ETF	13,450,697	11,673,348
Global X MSCI SuperDividend® EAFE ETF	2,752,726	2,796,454
Global X SuperDividend® REIT ETF	72,518,920	74,696,312
Global X SuperIncome™ Preferred ETF	104,727,882	104,447,597
Global X YieldCo & Renewable Energy Income ETF	16,896,650	16,281,496
Global X Social Media ETF	22,298,471	25,085,251
Global X E-commerce ETF	521,845	523,790
Global X Guru® Index ETF	71,570,846	71,704,811
Global X Scientific Beta U.S. ETF	46,147,187	47,393,679
Global X Scientific Beta Europe ETF	1,995,278	2,311,650
Global X Scientific Beta Japan ETF	1,801,646	1,988,572
Global X Scientific Beta Asia ex-Japan ETF	1,117,046	1,235,237
Global X S&P 500® Catholic Values ETF	19,464,354	20,707,970
Global X NASDAQ 100® Covered Call ETF	62,893,968	134,780,491
Global X S&P 500® Covered Call ETF	3,902,245	11,822,604
Global X Russell 2000® Covered Call ETF	2,256,816	317,422

For the year ended October 31, 2019, there were no purchases and sales of long-term U.S. Government securities.

Notes to Financial Statements (continued)
October 31, 2019
4. INVESTMENT TRANSACTIONS (continued)
For the year or period ended October 31, 2019, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$159,532,230	$51,670,555	$3,130,258
Global X SuperDividend® U.S. ETF	162,330,008	10,936,835	1,467,887
Global X MSCI SuperDividend® Emerging Markets ETF	4,785,344	1,348,969	204,853
Global X MSCI SuperDividend® EAFE ETF	16,543,011	3,918,835	297,261
Global X SuperDividend® REIT ETF	232,009,138	-	2,340,737
Global X SuperIncome™ Preferred ETF	35,254,234	23,945,663	421,606
Global X YieldCo & Renewable Energy Income ETF	7,668,802	1,112,529	86,352
Global X Social Media ETF	5,555,728	23,964,734	4,282,069
Global X E-commerce ETF	4,222,945	915,083	310,512
Global X Guru® Index ETF	1,570,297	9,615,875	1,456,153
Global X Scientific Beta U.S. ETF	1,688,338	36,865,680	5,531,690
Global X Scientific Beta Europe ETF	-	4,887,777	(88,518)
Global X Scientific Beta Japan ETF	-	5,420,190	93,771
Global X Scientific Beta Asia ex-Japan ETF	1,140,394	2,167,909	(137,752)
Global X S&P 500® Catholic Values ETF	125,994,006	25,909,462	7,602,498
Global X NASDAQ 100® Covered Call ETF	400,390,591	19,208,117	7,515,508
Global X S&P 500® Covered Call ETF	64,563,871	11,666,563	4,316,460
Global X Russell 2000® Covered Call ETF	6,972,490	-	-

For the year or periods ended October 31, 2018, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X SuperDividend® ETF	$240,644,166	$221,106,105	$41,303,284
Global X SuperDividend® U.S. ETF	47,271,954	38,963,333	5,097,607
Global X MSCI SuperDividend® Emerging Markets ETF	5,355,584	3,580,626	115,219
Global X MSCI SuperDividend® EAFE ETF	8,970,943	5,298,977	230,297
Global X SuperDividend® REIT ETF	84,884,669	18,794,473	2,340,737
Global X SuperIncome™ Preferred ETF	2,373,774	36,003,463	611,264
Global X YieldCo & Renewable Energy Income ETF	5,352,778	5,718,608	833,279
Global X Social Media ETF	82,152,619	93,857,420	26,110,123
Global X Guru® Index ETF	1,601,847	2,957,338	344,141
Global X Scientific Beta U.S. ETF	47,719,015	60,833,480	17,260,151
Global X Scientific Beta Europe ETF	2,756,025	12,630,613	2,237,847
Global X Scientific Beta Japan ETF	1,528,075	9,526,117	1,935,130
Global X Scientific Beta Asia ex-Japan ETF	2,158,811	2,432,589	366,756
Global X S&P 500® Catholic Values ETF	39,989,665	14,377,326	4,395,266

Notes to Financial Statements (continued)
October 31, 2019
4. INVESTMENT TRANSACTIONS (continued)
To the extent consistent with its investment policies, certain Funds may either purchase or write options.
When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written expose a fund to risk of loss if the value of the security declines below the strike price.
Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF and Global X Russell 2000 Covered Call ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, the Funds, in exchange for the premium, forego the opportunity for capital appreciation above the strike price should the market of the price of the underlying security increase. Conversely, by writing a put option, the Funds, in exchange for the premium, accept the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, the Funds will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations.

Notes to Financial Statements (continued)
October 31, 2019
4. INVESTMENT TRANSACTIONS (continued)
For the year ended October 31, 2019, the monthly average notional value of the written options contracts held by the Global X NASDAQ 100® Covered Call ETF, Global X    S&P 500® Covered Call ETF, and Global X Russell 2000 Covered Call ETF were $9,801,002, $506,954, and $96,864, respectively.
5. TAX INFORMATION
The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2019. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2019.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP adjustments, net operating loss, return of capital distribution and sales of passive foreign investment companies have   been reclassified to/from the following accounts during the fiscal year ended October 31, 2019:

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X SuperDividend® ETF	$(4,031,148)	$4,031,148
Global X SuperDividend® U.S. ETF	(2,330,190)	2,330,190
Global X MSCI SuperDividend® Emerging Markets ETF	203,411	(203,411)
Global X MSCI SuperDividend® EAFE ETF	293,561	(293,561)
Global X SuperDividend® REIT ETF	658,283	(658,283)
Global X SuperIncome™ Preferred ETF	311,101	(311,101)
Global X Yieldco & Renewable Energy Income ETF	(213,230)	213,230
Global X Social Media ETF	3,780,021	(3,780,021)
Global X E-commerce ETF	310,512	(310,512)
Global X Guru® Index ETF	1,461,539	(1,461,539)
Global X Scientific Beta U.S. ETF	5,303,790	(5,303,790)
Global X Scientific Beta Europe ETF	(116,666)	116,666
Global X Scientific Beta Japan ETF	37,628	(37,628)
Global X Scientific Beta Asia ex-Japan ETF	(153,575)	153,575
Global X S&P 500® Catholic Values ETF	7,584,806	(7,584,806)
Global X NASDAQ 100® Covered Call ETF	7,515,508	(7,515,508)
Global X S&P 500® Covered Call ETF	3,841,820	(3,841,820)

Notes to Financial Statements (continued)
October 31, 2019
5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years or periods ended October 31, 2019 and October 31, 2018 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X SuperDividend® ETF
2019	$71,080,700	$–	$10,387,010	$81,467,710
2018	65,545,294	–	5,188,066	70,733,360
7675 Global X SuperDividend® U.S. ETF
2019	$29,513,428	$–	$5,156,842	$34,670,270
2018	22,214,715	–	3,376,555	25,591,270
7730 Global X MSCI SuperDividend® Emerging Markets ETF
2019	$1,146,140	$–	$–	$1,146,140
2018	855,368	–	–	855,368
7935 Global X MSCI SuperDividend® EAFE ETF
2019	$547,298	$–	$–	$547,298
2018	295,154	–	–	295,154
7735 Global X SuperDividend® REIT ETF
2019	$7,369,085	$–	$–	$7,369,085
2018	3,906,264	–	–	3,906,264
7665 Global X SuperIncome™ Preferred ETF
2019	$11,905,843	$–	$83,858	$11,989,701
2018	14,835,000	–	–	14,835,000
7785 Global X YieldCo & Renewable Energy Income ETF
2019	$644,590	$–	$–	$644,590
2018	843,401	–	154,396	997,797
7625 Global X Social Media ETF
2019	$–	$–	$–	$–
2018	2,573,545	–	–	2,573,545
7991 Global X E-commerce ETF
2019	$–	$–	$–	$–
7660 Global X Guru® Index ETF
2019	$310,767	$–	$82,434	$393,201
2018	302,653	–	–	302,653
7750 Global X Scientific Beta U.S. ETF
2019	$3,062,493	$–	$–	$3,062,493
2018	1,913,894	–	–	1,913,894
7755 Global X Scientific Beta Europe ETF
2019	$423,851	$–	$–	$423,851
2018	494,437	–	–	494,437
7760 Global X Scientific Beta Japan ETF
2019	$176,524	$–	$–	$176,524
2018	339,465	–	–	339,465
7765 Global X Scientific Beta Asia ex-Japan ETF
2019	$210,319	$–	$–	$210,319
2018	167,280	–	–	167,280

Notes to Financial Statements (continued)
October 31, 2019
5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X S&P 500® Catholic Values ETF
2019	$4,530,406	$187,691	$–	$4,718,097
2018	1,665,617	23,055	–	1,688,672
Global X NASDAQ 100® Covered Call ETF
2019	$40,380,150	$2,101,875	$12,331,150	$54,813,175
2018	8,264,567	795,059	17,698,697	26,758,323
Global X S&P 500® Covered Call ETF
2019	$4,867,892	$582,508	$780,262	$6,230,662
2018	1,551,694	330,858	3,049,443	4,931,995
Global X Russell 2000 Covered Call ETF
2019	$158,257	$99,323	$–	$257,580

As of October 31, 2019, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® EAFE ETF
Undistributed Ordinary Income	$–	$–	$153,453	$34,602
Capital Loss Carryforwards	(281,822,507)	(54,987,089)	(3,672,269)	(422,592)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(43,291,328)	5,740,654	(93,917)	454,785
Other Temporary Differences	37,131	7	–	(3)
Total Distributable Earnings (Accumulated Losses)	$(325,076,704)	$(49,246,428)	$(3,612,733)	$66,792

Notes to Financial Statements (continued)
October 31, 2019
5. TAX INFORMATION (continued)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF	Global X YieldCo & Renewable Energy Income ETF	Global X Social Media ETF
Undistributed Ordinary Income	$–	$–	$23,496	$–
Capital Loss Carryforwards	(1,523,254)	(58,493,702)	(831,842)	(30,480,743)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(12,236,773)	2,857,547	2,598,592	85,867
Late Year Loss Deferral	–	–	–	(414,750)
Other Temporary Differences	(658,111)	(242,869)	–	–
Total Distributable Earnings (Accumulated Losses)	$(14,418,138)	$(55,879,024)	$1,790,246	$(30,809,626)

(1)     The  Global X  SuperDividend® REIT ETF has a tax year that ends on December 31.

	Global X Funds
	Global X E-commerce ETF	Global X Guru® Index ETF	Global X Scientific Beta U.S. ETF	Global X Scientific Beta Europe ETF
Undistributed Ordinary Income	$–	$–	$584,800	$28,792
Capital Loss Carryforwards	(956)	(22,227,150)	(5,933,099)	(1,022,121)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(98,569)	5,906,661	10,024,311	(183,104)
Late Year Loss Deferral	(4,913)	–	–	–
Other Temporary Differences	(1)	(3)	2	(12)
Total Distributable Earnings (Accumulated Losses)	$(104,439)	$(16,320,492)	$4,676,014	$(1,176,445)

Notes to Financial Statements (continued)
October 31, 2019
5. TAX INFORMATION (continued)

	Global X Funds
	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF	Global X S&P 500® Catholic Values ETF	Global X NASDAQ 100® Covered Call ETF
Undistributed Ordinary Income	$59,854	$57,849	$1,501,864	$–
Undistributed Long-Term Capital Gain	–	–	109,497	–
Capital Loss Carryforwards	(673,928)	(506,863)	–	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(91,398)	(81,330)	34,405,428	–
Other Temporary Differences	(9)	–	3	7
Total Distributable Earnings (Accumulated Losses)	$(705,481)	$(530,344)	$36,016,792	$7

	Global X Funds
	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Undistributed Ordinary Income	$–	$–
Undistributed Long-Term Capital Gain	–	74,655
Unrealized Appreciation on Investments and Foreign Currency	–	93,152
Other Temporary Differences	26,492	(124,812)
Total Distributable Earnings	$26,492	$42,995

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

Notes to Financial Statements (continued)
October 31, 2019
5. TAX INFORMATION (continued)
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® ETF	$113,887,686	$167,934,821	$281,822,507
Global X SuperDividend® U.S. ETF	54,987,089	-	54,987,089
Global X MSCI SuperDividend® Emerging Markets ETF	2,830,905	841,364	3,672,269
Global X MSCI SuperDividend® EAFE ETF	115,549	307,043	422,592
Global X SuperIncome™ Preferred ETF	15,368,042	43,125,660	58,493,702
Global X YieldCo & Renewable Energy Income ETF	151,818	680,024	831,842
Global X Social Media ETF	9,904,721	20,576,022	30,480,743
Global X E-commerce ETF	956	-	956
Global X Guru® Index ETF	22,227,150	-	22,227,150
Global X Scientific Beta U.S. ETF	5,810,669	122,430	5,933,099
Global X Scientific Beta Europe ETF	753,064	269,057	1,022,121
Global X Scientific Beta Japan ETF	491,326	182,602	673,928
Global X Scientific Beta Asia ex-Japan ETF	384,751	122,112	506,863

During the year ended October 31, 2019, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X SuperDividend® U.S. ETF	$-	$6,609,240	$6,609,240
Global X SuperIncome™ Preferred ETF	56,496	-	56,496
Global X YieldCo & Renewable Energy Income ETF	385,282	-	385,282
Global X Social Media ETF	337,457	-	337,457
Global X Guru® Index ETF	342,150	-	342,150
Global X Scientific Beta U.S. ETF	-	172,383	172,383
Global X NASDAQ 100® Covered Call ETF	4,403,752	-	4,403,752

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2019 were as follows:

Notes to Financial Statements (continued)
October 31, 2019
5. TAX INFORMATION (continued)

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$1,024,548,960	$65,843,726	$(109,135,054)	$(43,291,328)
Global X SuperDividend® U.S. ETF	577,438,216	51,244,008	(45,503,354)	5,740,654
Global X MSCI SuperDividend® Emerging Markets ETF	17,511,709	1,505,750	(1,599,667)	(93,917)
Global X MSCI SuperDividend® EAFE ETF	18,075,997	992,652	(537,867)	454,785
Global X SuperDividend® REIT ETF	369,003,042	20,361,080	(8,875,226)	11,485,854
Global X SuperIncome™ Preferred ETF	201,113,366	3,813,070	(955,523)	2,857,547
Global X YieldCo & Renewable Energy Income ETF	23,490,494	3,300,236	(701,644)	2,598,592
Global X Social Media ETF	128,254,131	16,138,972	(16,053,105)	85,867
Global X E-commerce ETF	3,616,171	176,141	(274,710)	(98,569)
Global X Guru® Index ETF	50,154,756	7,889,049	(1,982,388)	5,906,661
Global X Scientific Beta U.S. ETF	89,473,616	14,314,779	(4,290,468)	10,024,311
Global X Scientific Beta Europe ETF	5,130,752	344,595	(527,738)	(183,143)
Global X Scientific Beta Japan ETF	2,907,472	188,350	(279,748)	(91,398)
Global X Scientific Beta Asia ex-Japan ETF	2,509,498	167,363	(248,693)	(81,330)
Global X S&P 500® Catholic Values ETF	240,554,455	43,888,629	(9,483,201)	34,405,428
Global X NASDAQ 100® Covered Call ETF	766,808,895	128,590,080	(128,590,080)	–
Global X S&P 500® Covered Call ETF	133,518,147	21,417,948	(21,417,948)	–
Global X Russell 2000 Covered Call ETF	8,728,914	93,152	–	93,152

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.
6. CONCENTRATION OF RISKS
The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of United States securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other

Notes to Financial Statements (continued)
October 31, 2019
6. CONCENTRATION OF RISKS (continued)
reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
Except for the Global X Russell 2000® Covered Call Fund, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics.  Each Fund may utilize a representative sampling strategy with respect to its underlying indices when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying indices).
Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Notes to Financial Statements (continued)
October 31, 2019
7. LOANS OF PORTFOLIO SECURITIES (continued)
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending  agency agreement requires the lending  agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience   delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2019, the value of securities on loan was $50,887,061, $38,804,473, $17,644,285, $3,705,414, $7,144,660 and $26,530 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively, and the cash collateral received from securities on loan was $53,756,736, $40,753,036, $18,258,410, $3,788,080, $7,276,455 and $29,260 for Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media ETF and Global X Guru® Index ETF, respectively.
As of October 31, 2019, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Capital	$14,428	$15,386
BNP Prime Brokerage	2,618,960	2,763,666
BOFA Securities, Inc.	3,483,300	3,570,000
Citigroup	1,177,765	1,237,579
Credit Suisse	1,986,877	2,140,096
Goldman Sachs & Co.	5,283,075	5,888,421
JPMorgan	3,221,119	3,432,579
Morgan Stanley	17,336,980	18,256,007
National Financial Services	14,977	15,810
Scotia Capital	3,909,358	4,125,363
UBS Securities LLC	7,367,091	7,727,361
Wells Fargo Securities, LLC	4,473,131	4,584,468

Notes to Financial Statements (continued)
October 31, 2019
7. LOANS OF PORTFOLIO SECURITIES (continued)
Global X SuperDividend® U.S. ETF
Barclays Capital	$271,731	$287,825
BNP Prime Brokerage	12,181	12,480
BOFA Securities, Inc.	3,489,961	3,679,125
Citigroup	1,751,361	1,842,230
Goldman Sachs & Co.	1,525,602	1,596,980
JPMorgan	8,576,360	9,182,576
Morgan Stanley	14,257,732	14,824,000
National Financial Services	7,921,787	8,293,120
Wells Fargo Securities, LLC	997,758	1,034,700
Global X SuperDividend® REIT ETF
BOFA Securities, Inc.	43,712	44,800
Citigroup	83,326	84,790
Credit Suisse	202,341	212,079
Goldman Sachs & Co.	4,988,341	5,228,409
JPMorgan	5,464,628	5,655,600
Wells Fargo Securities, LLC	6,861,937	7,032,732
Global X SuperIncome™ Preferred ETF
JPMorgan	876,557	901,360
National Financial Services	120,692	121,440	(1)
UBS Securities LLC	109,720	110,680	(1)
Wells Fargo Securities, LLC	2,598,445	2,654,600
Global X Social Media ETF
Barclays Capital	1,681,106	1,733,158
BNP Prime Brokerage	4,420,110	4,461,200	(1)
Goldman Sachs & Co.	237,709	242,914
JPMorgan	756,625	788,840
National Financial Services	49,110	50,343
Global X Guru® Index ETF
Goldman Sachs & Co.	26,530	29,260
(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements (concluded)
October 31, 2019
8. CONTRACTUAL OBLIGATIONS (continued)
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REGULATORY MATTERS
On August 17, 2018, the Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to RICs were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distributions to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.
10. NEW ACCOUNTING PRONOUNCEMENTS
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820).  The new guidance includes additions and modifications to disclosure requirements for fair value measurements.  For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.
12. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements except as follows:
On November 15, 2019, the Board approved the extension of the expense limitation agreement in existence between the Global X Russell 2000® Covered Call ETF (the “Fund”) and the Adviser, under which the Adviser agrees to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)) (“Total Annual Fund Operating Expenses”) would not exceed 0.60% of the Fund’s average daily net assets per year until March 1, 2021.
Effective November 18, 2019, the Management Fee of the Global X E-commerce ETF was reduced to 0.50%.END

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the eighteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eighteen of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2019, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Global X SuperDividend® ETF (1)	Global X Guru™ Index ETF (1)
Global X SuperDividend™ U.S. ETF (1)	Global X Scientific Beta U.S. ETF (1)
Global X MSCI SuperDividend® Emerging Markets ETF (1)	Global X Scientific Beta Europe ETF (1)
Global X MSCI SuperDividend® EAFE ETF (2)	Global X Scientific Beta Japan ETF (1)
Global X SuperDividend® REIT ETF (1)	Global X Scientific Beta Asia ex-Japan ETF (1)
Global X SuperIncome™ Preferred ETF (1)	Global X S&P 500® Catholic Values ETF (3)
Global X YieldCo & Renewable Energy Income ETF (1)	Global X Nasdaq 100® Covered Call ETF (6)
Global X E-commerce ETF (4)	Global X S&P 500® Covered Call ETF (6)
Global X Social Media Index ETF (1)	Global X Russell 2000 Covered Call ETF (5)

(1)
The related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2019

(2)	The related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the two years ended October 31, 2019 and the period November 14, 2016 (commencement of operations) through October 31, 2017
(3)	The related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the three years ended October 31, 2019 and the period April 18, 2016

Report of Independent Registered Public Accounting Firm

(commencement of operations) through October 31, 2016
(4)
The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period November 27, 2018 (commencement of operations) through October 31, 2019

(5)
The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the period April 17, 2019 (commencement of operations) through October 31, 2019

(6)	The related statement of operations, the statement of changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2019

The financial statements of the Funds, listed in the table below, as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

Global X SuperDividend® ETF	Global X Social Media Index ETF
Global X SuperDividend™ U.S. ETF	Global X Guru™ Index ETF
Global X MSCI SuperDividend® Emerging Markets ETF	Global X Scientific Beta U.S. ETF
Global X SuperDividend® REIT ETF	Global X Scientific Beta Europe ETF
Global X SuperIncome™ Preferred ETF	Global X Scientific Beta Japan ETF
Global X YieldCo & Renewable Energy Income ETF	Global X Scientific Beta Asia ex-Japan ETF

The financial statements of the Funds, listed in the table below, as of and for the year ended October 31, 2018 and the financial highlights for each of the periods ended on or prior to October 31, 2018 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Global X Nasdaq 100® Covered Call ETF	Global X S&P 500® Covered Call ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Report of Independent Registered Public Accounting Firm

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers: when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 27, 2019

We have served as the auditor of one or more investment companies in the Global X  Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from the Funds’ gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Funds’ average net assets; this percentage is known as the Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2019 through October 31, 2019).

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,014.50	0.59%	$3.00
Hypothetical 5% Return	1,000.00	1,022.23	0.59	3.01

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,033.90	0.46%	$2.36
Hypothetical 5% Return	1,000.00	1,022.89	0.46	2.35

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$966.90	0.67%	$3.32
Hypothetical 5% Return	1,000.00	1,021.83	0.67	3.41

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$1,033.10	0.55%	$2.82
Hypothetical 5% Return	1,000.00	1,022.43	0.55	2.80

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,055.90	0.58%	$3.01
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,044.70	0.58%	$2.99
Hypothetical 5% Return	1,000.00	1,022.28	0.58	2.96

Global X YieldCo & Renewable Energy Income ETF
Actual Fund Return	$1,000.00	$1,081.70	0.65%	$3.41
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X Social Media ETF
Actual Fund Return	$1,000.00	$936.60	0.65%	$3.17
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

Global X E-Commerce ETF
Actual Fund Return	$1,000.00	$940.10	0.68%	$3.33
Hypothetical 5% Return	1,000.00	1,021.78	0.68	3.47

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,016.00	0.75%	$3.81
Hypothetical 5% Return	1,000.00	1,021.42	0.75	3.82

Global X Scientific Beta U.S. ETF
Actual Fund Return	$1,000.00	$1,040.50	0.19%	$0.98
Hypothetical 5% Return	1,000.00	1,024.25	0.19	0.97

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2019	Ending Account Value 10/31/2019	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$1,024.10	0.38%	$1.94
Hypothetical 5% Return	1,000.00	1,023.29	0.38	1.94

Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$1,054.70	0.39%	$2.02
Hypothetical 5% Return	1,000.00	1,023.24	0.39	1.99

Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$999.10	0.38%	$1.91
Hypothetical 5% Return	1,000.00	1,023.29	0.38	1.94

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,039.10	0.29%	$1.49
Hypothetical 5% Return	1,000.00	1,023.74	0.29	1.48

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$1,063.60	0.85%	$4.42
Hypothetical 5% Return	1,000.00	1,020.92	0.85	4.33

Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$1,040.80	0.88%	$4.53
Hypothetical 5% Return	1,000.00	1,020.77	0.88	4.48

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$1,052.80	0.82%	$4.24
Hypothetical 5% Return	1,000.00	1,021.07	0.82	4.18

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period), unless otherwise noted.

Supplemental Information (unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.  The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings.  The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated.  A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees [1]
Charles A. Baker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	72 [2]	Trustee of OSI ETF Trust (since 2016).
Susan M.Ciccarone 600 LexingtonAvenue, 20th Floor New York, NY 10022 (1973)	Trustee (since 09/2019)
Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).
			72 [2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 600 Lexington Avenue, 20th Floor New York, NY 10022 (1963)	Trustee (since 07/2018)
Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded  Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).
72 [2]
Chairman (since 2017) and Trustee of Clough Funds Trust (since 2015); Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Clough Global Opportunities Fund
(since 2017).

Trustees and Officers of the Trust (unaudited) (continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2019.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee/Officers [1]
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	72 [2]	None

Chang Kim 600 Lexington Avenue, 20th Floor New York, NY 10022 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009 - 1/2017)	N/A	None

Lisa K. Whittaker 600 Lexington Avenue, 20th Floor New York, NY 10022 (1978)	Secretary (since 7/2018)	General Counsel, GXMC (since 7/2018); Counsel at SEI Investments (2012 - 7/2018)	N/A	None
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	None
Eric Kleinschmidt [3] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016)	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present)	N/A	None

Trustees and Officers of the Trust (unaudited) (concluded)

Dianne Descoteaux [3] One Freedom Valley Drive Oaks, PA 19456 (1977)	Assistant Secretary (since 11/2018)	Counsel at SEI Investments (2010-present).	N/A	None

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2019, the Trust had one hundred and one portfolios, seventy-two of which were operational.
[3]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)

Global X SuperDividend® ETF	12.75%	0.00%	87.25%	100.00%	8.78%	45.81%
Global X SuperDividend® U.S. ETF	14.87%	0.00%	85.13%	100.00%	47.28%	50.11%
Global X MSCI SuperDividend® Emerging Markets ETF	0.00%	0.00%	100.00%	100.00%	0.00%	57.76%
Global X MSCI SuperDividend® EAFE ETF	0.00%	0.00%	100.00%	100.00%	0.00%	93.13%
Global X SuperDividend® REIT ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.70%	0.00%	99.30%	100.00%	54.67%	66.97%
Global X YieldCo & Renewable Energy Income ETF	0.00%	0.00%	100.00%	100.00%	4.88%	29.61%
Global X Social Media ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X e-Commerce ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru® Index ETF	20.96%	0.00%	79.04%	100.00%	100.00%	100.00%
Global X Scientific Beta U.S. ETF	0.00%	0.00%	100.00%	100.00%	94.09%	98.99%
Global X Scientific Beta Europe ETF	0.00%	0.00%	100.00%	100.00%	0.08%	98.46%
Global X Scientific Beta Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	12.93%
Global X Scientific Beta Asia ex-Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	40.10%
Global X S&P 500® Catholic Values ETF	0.00%	3.98%	96.02%	100.00%	97.16%	99.08%
Global X NASDAQ 100® Covered Call ETF	22.50%	3.83%	73.67%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF	12.52%	9.35%	78.13%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF	0.00%	38.56%	61.44%	100.00%	25.19%	25.19%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit

Global X SuperDividend® ETF	0.00%	0.04%	0.00%	34.22%	0.00%
Global X SuperDividend® U.S. ETF	0.00%	3.56%	0.00%	24.03%	0.00%
Global X MSCI SuperDividend® Emerging Markets ETF	0.00%	0.05%	0.00%	0.00%	10.55%
Global X MSCI SuperDividend® EAFE ETF	0.00%	0.01%	0.00%	0.00%	0.00%
Global X SuperDividend® REIT ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.74%	0.00%	0.00%	0.00%
Global X YieldCo & Renewable Energy Income ETF	0.00%	0.39%	0.00%	0.00%	0.00%
Global X Social Media ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X e-Commerce ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru® Index ETF	0.00%	0.95%	0.00%	0.00%	0.00%
Global X Scientific Beta U.S. ETF	0.00%	0.12%	0.00%	1.01%	0.00%
Global X Scientific Beta Europe ETF	0.00%	0.04%	0.00%	0.00%	0.00%
Global X Scientific Beta Japan ETF	0.00%	0.01%	0.00%	0.00%	0.00%
Global X Scientific Beta Asia ex-Japan ETF	0.00%	0.04%	0.00%	0.00%	0.00%
Global X S&P 500® Catholic Values ETF	0.00%	0.11%	100.00%	0.92%	0.00%
Global X NASDAQ 100® Covered Call ETF	0.00%	0.00%	100.00%	0.00%	0.00%
Global X S&P 500® Covered Call ETF	0.00%	0.01%	100.00%	0.00%	0.00%
Global X Russell 2000 Covered Call ETF	0.00%	0.00%	100.00%	0.00%	0.00%

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.
(6) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

Notice to Shareholders (unaudited)

Certain Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2019 the total amount of foreign source income and foreign tax credit are as follows:
Global X Funds	Foreign Source Income	Foreign Tax Credit Pass through
Global X MSCI SuperDividend® Emerging Markets ETF	$1,289,782	$135,141

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

600 Lexington Avenue, 20th Floor
New York, NY 10022
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
   Global X Management Company LLC
600 Lexington Avenue, 20th Floor
New York, NY 10022

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0900

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.   Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2019 and 2018 related to the registrant.

In 2019 and 2018, Pricewaterhouse Coopers LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$915,763	$0	$0	$648,680	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$285,396	$0	$0	$196,920	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2019 and 2018:

	2019	2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP in 2019 and 2018 for the last two fiscal years were $0 and $0, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.  Schedule of Investments.

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date:  January 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luis Berruga
By (Signature and Title)*	Luis Berruga
President

Date: January 8, 2020

/s/ Chang Kim
By (Signature and Title)*	Chang Kim
Chief Financial Officer

Date:  January 8, 2020

*     Print the name and title of each signing officer under his or her signature.